SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]
                               -----

Post-Effective Amendment No.    26     (File No. 33-30770)             [X]
                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)      [X]

Amendment No.   30       (File No. 811-5897)
              ------


AXP MARKET ADVANTAGE SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on March 30, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R) Blue Chip Advantage Fund


Prospectus March 30, 2001


American
Express (R)
Funds


AXP Blue Chip Advantage Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market.

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN
EXPRESS (R) (logo)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Investment Strategy                                3p

Risks                                              4p

Past Performance                                   5p

Fees and Expenses                                  6p

Management                                         7p

Buying and Selling Shares                          8p

Valuing Fund Shares                                8p

Investment Options                                 8p

Purchasing Shares                                 10p

Transactions through Third Parties                12p

Sales Charges                                     12p

Exchanging/Selling Shares                         15p

Distributions and Taxes                           17p

Other Information                                 18p

Financial Highlights                              19p

The Fund

GOAL

AXP Blue Chip Advantage Fund (the Fund) seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY


The Fund invests primarily in securities of companies included in the Standard & Poor's 500 Index (S&P 500 Index). The S&P 500 Index is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). To the extent practicable, the Fund's total assets are fully invested in stocks with 65% of those being blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. Although the Fund invests primarily in common stocks that comprise the S&P 500 Index, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index.


The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

o Identifying companies with:

  -- effective management,

  -- financial strength,

  -- strong, sustainable earnings growth, and

  -- competitive market position.

o Focusing on those companies that AEFC considers "blue chips."

o Establishing one or more industry classifications for each company (AEFC will
  classify   each  company  into  one  of  at  least  25   industries   --  the
  classifications may or may not be the same as the ones assigned by others).

o Assigning ratings to each company based on that company's merits and on its industry grouping(s).

o Buying a diversified portfolio of securities. AEFC will weight certain industry classifications more heavily based on AEFC's expectations for growth and for expected market trends.

o Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

  -- the security is overvalued relative to alternative investments,

  -- the security has reached AEFC's price objective,

  -- the company has met AEFC's earnings and/or growth expectations,

  -- political,economic,or other events could affect the company's performance,

  -- AEFC wishes to minimize potential losses (i.e., in a market down-turn),

  -- AEFC wishes to lock-in profits,

  -- AEFC identifies a more attractive opportunity, and

  -- the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and derivatives (such as futures, options and forward contracts).

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance(based on calendar years)



  +29.39% +6.94% +12.15% +1.27% +36.57% +21.43% +26.18%  +22.91% +20.42% -11.52%
  1991    1992   1993    1994   1995    1996    1997     1998    1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +20.14% (quarter ending December 1998) and the lowest return for a calendar quarter was -10.55% (quarter ending September 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's year to date return as of Dec. 31, 2000 was -11.52%.

Average Annual Total Returns (as of Dec. 31, 2000)


                                               1 year          5 years          10 years    Since inception

Blue Chip Advantage:

   Class A                                    -16.61%           +13.59%          +15.04%               N/A

   Class B                                    -15.27%           +13.97%              N/A        +16.61%(a)

   Class Y                                    -11.34%           +15.11%              N/A        +17.73%(a)

S&P 500 Index                                  -9.10%            +8.33%          +17.46%        +20.40%(b)

Lipper Large-Cap Core Index                    -7.37%           +16.79%          +16.13%        +18.50%(b)

(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. Class C became effective June 26, 2000 and therefore performance information is not available.

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)

                                                                         Class A      Class B       Class C      Class Y

Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                     5.75%(b)         none         none         none

Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time of purchase)               none           5%          1%c         none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                             Class A      Class B       Class C      Class Y

Management fees(e)                                                         0.41%        0.41%        0.41%        0.41%

Distribution (12b-1) fees                                                  0.25%        1.00%        1.00%        0.00%

Other expenses(f)                                                          0.19%        0.19%        0.19%        0.27%

Total                                                                      0.85%        1.60%        1.60%        0.68%

(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year. Expenses for Class C are based on estimated amounts for the current fiscal year.


(e) Includes the impact of a performance adjustment fee that decreased the management fee by 0.02% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


               1 year            3 years          5 years          10 years

Class A(a)      $657              $831           $1,020            $1,568

Class B(b)      $563              $805            $ 972            $1,703(d)

Class B(c)      $163              $505            $ 872            $1,703(d)

Class C         $163              $505            $ 872            $1,905

Class Y         $ 69              $218            $ 379             $ 850

(a) Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c) Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT



James Johnson, portfolio manager, joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. He is portfolio manager of Aggressive Growth Portfolio, AXP Variable Portfolio - Blue Chip Advantage Fund, Total Return Portfolio, AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, and AXP Nasdaq 100 Index Fund.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                            Class A                  Class B                  Class C                  Class Y
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Availability                Available to all         Available to all         Available to all         Limited to qualifying
                            investors.               investors.               investors.               institutional
                                                                                                       investors.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Initial Sales Charge        Yes. Payable at time     No. Entire purchase      No. Entire purchase      No. Entire purchase
                            of purchase. Lower       price is invested in     price is invested in     price is invested in
                            sales charge for         shares of the Fund.      shares of the Fund.      shares of the Fund.
                            larger investments.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Deferred Sales Charge       On purchases over        Maximum 5% CDSC during   1% CDSC applies if you   None.
                            $500,000, 1% CDSC        the first year           sell your shares less
                            applies if you sell      decreasing to 0% after   than one year after
                            your shares less than    six years.               purchase.
                            one year after
                            purchase.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Distribution and/or         Yes.* 0.25%              Yes.* 1.00%              Yes.* 1.00%              Yes. 0.10%
Shareholder Service Fee
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Conversion to Class A       N/A                      Yes, automatically in    No.                      No.
                                                     ninth calendar year of
                                                     ownership.

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                              Use the Social Security or Employer Identification number of:
------------------------------------------------------ ------------------------------------------------------------------------
Individual or joint account                            The individual or one of the owners listed on the joint account
------------------------------------------------------ ------------------------------------------------------------------------
Custodian account of a minor (Uniform                  The minor
Gifts/Transfers to Minors Act)
------------------------------------------------------ ------------------------------------------------------------------------
A revocable living trust                               The grantor-trustee (the person who puts the money into the trust)
------------------------------------------------------ ------------------------------------------------------------------------
An irrevocable trust, pension  trust or  estate        The legal entity (not the
                                                       personal   representative
                                                       or  trustee,   unless  no
                                                       legal      entity      is
                                                       designated in the account
                                                       title)
------------------------------------------------------ -------------------------
Sole proprietorship                                    The owner
------------------------------------------------------ -------------------------
Partnership                                            The partnership
------------------------------------------------------ -------------------------
Corporate                                              The corporation
------------------------------------------------------ -------------------------
Association, club or tax-exempt organization           The organization
------------------------------------------------------ -------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).

Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds

70200 AXP Financial Center

Minneapolis, MN 55474

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,

o  bank authorization,

o  direct deposit of Social Security check, or

o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50 per payment for qualified accounts; $100 per
                           payment for nonqualified accounts

Account balances:          none (on a scheduled investment plan with monthly
                           payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N. A.

Minneapolis, MN 55479

Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment:      $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A-- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

Total investment                       Sales charge as percentage of:

                          Public offering price*             Net amount invested

Up to $49,999                    5.75%                              6.10%

$50,000 - $99,999                4.75                               4.99

$100,000 - $249,999              3.75                               3.90

$250,000 - $499,999              2.50                               2.56

$500,000 - $999,999              2.00**                             2.04**

$1,000,000 or more               0.00                               0.00

   * Offering price includes the sales charge.

  ** The sales charge will be waived until Dec. 31, 2001.

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o  your current investment in this Fund,

o  your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o  current  or  retired  American  Express  financial  advisors,   employees  of
   financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that
   (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and
   (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express mutual funds. Until Dec. 31, 2001, the sales charge does not apply to shareholders who have at least $500,000 invested in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o  purchases made within 90 days after a sale of shares (up to the amount sold):

  -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

  -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

  Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:

  -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

  -- through or under a wrap fee product or other investment  product sponsored
     by  the  Distributor  or  another  authorized  broker-dealer,   investment
     advisor, bank or investment professional,

  -- within the University of Texas System ORP,

  -- within a segregated  separate account offered by Nationwide Life Insurance
     Company or Nationwide Life and Annuity Insurance Company,

  -- within the University of Massachusetts After-Tax Savings Program, or

  -- through or under a subsidiary of AEFC offering  Personal  Trust  Services'
     Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C-- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:            The CDSC percentage rate is:

First year                                              5%

Second year                                             4%

Third year                                              4%

Fourth year                                             3%

Fifth year                                              2%

Sixth year                                              1%

Seventh year                                            0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  -- at least 591/2 years old AND

  -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  -- selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (11/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

Two ways to request an exchange or sale of shares

1 By letter:

Include in your letter:

o  the name of the fund(s),

o  the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o  your Social Security number or Employer Identification number,

o  the dollar amount or number of shares you want to exchange or sell,

o  signature(s) of all registered account owners,

o  for sales, indicate how you want your money delivered to you, and

o  any paper certificates of shares you hold.

Regular or express mail:

American Express Funds

70100 AXP Financial Center

Minneapolis, MN 55474

2 By telephone:

American Express Client Service Corporation

Telephone Transaction Service

(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

Three ways to receive payment when you sell shares

1 By regular or express mail:

o Mailed to the address on record.

o Payable to names listed on the account.

NOTE:The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:

o Minimum wire: $1,000.

o Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

NOTE:Pre-authorization required.For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:

o Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Other Information

INVESTMENT MANAGER


The investment manager of the Fund is AEFC, 200 AXP Financial Center, Minneapolis, MN 55474. The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.41% of its average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class A

                                                              2001          2000         1999         1998         1997

Net asset value, beginning of period                        $11.80        $11.88       $ 9.49        $8.97        $7.62

Income from investment operations:

Net investment income (loss)                                   .05           .03          .06          .10          .09

Net gains (losses) (both realized and unrealized)            (.76)          1.11         2.55         1.67         1.69

Total from investment operations                             (.71)          1.14         2.61         1.77         1.78

Less distributions:

Dividends from net investment income                         (.04)         (.03)        (.06)        (.10)        (.09)

Distributions from realized gains                           (1.13)        (1.19)        (.16)       (1.15)        (.34)

Total distributions                                         (1.17)        (1.22)        (.22)       (1.25)        (.43)

Net asset value, end of period                              $ 9.92        $11.80       $11.88        $9.49        $8.97

Ratios/supplemental data

Net assets, end of period (in millions)                     $2,247        $2,455       $1,863       $1,202         $687

Ratio of expenses to average daily net assets(b)              .85%          .83%         .73%         .78%         .89%

Ratio of net investment income (loss)
to average daily net assets                                   .50%          .40%         .69%        1.03%        1.18%

Portfolio turnover rate (excluding short-term securities)     140%           81%         105%         145%         128%

Total return(c)                                            (5.34%)         9.30%       27.71%       20.22%       23.79%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class B

                                                              2001          2000         1999         1998         1997

Net asset value, beginning of period                        $11.63        $11.79       $ 9.43        $8.92        $7.59

Income from investment operations:

Net investment income (loss)                                    --            --           --          .03          .04

Net gains (losses) (both realized and unrealized)            (.78)          1.03         2.52         1.66         1.67

Total from investment operations                             (.78)          1.03         2.52         1.69         1.71

Less distributions:

Dividends from net investment income                            --            --           --        (.03)        (.04)

Distributions from realized gains                           (1.13)        (1.19)        (.16)       (1.15)        (.34)

Total distributions                                         (1.13)        (1.19)        (.16)       (1.18)        (.38)

Net asset value, end of period                              $ 9.72        $11.63       $11.79        $9.43        $8.92

Ratios/supplemental data

Net assets, end of period (in millions)                     $1,530        $1,588       $1,109         $645         $302

Ratio of expenses to average daily net assets(b)             1.60%         1.59%        1.49%        1.54%        1.65%

Ratio of net investment income (loss)
to average daily net assets                                 (.25%)        (.36%)       (.07%)         .26%         .39%

Portfolio turnover rate (excluding short-term securities)     140%           81%         105%         145%         128%

Total return(c)                                            (6.01%)         8.45%       26.75%       19.32%       22.86%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                           Class C(b)

                                                              2001

Net asset value, beginning of period                        $11.99

Income from investment operations:

Net investment income (loss)                                   .03

Net gains (losses) (both realized and unrealized)           (1.16)

Total from investment operations                            (1.13)

Less distributions:

Dividends from net investment income                         (.03)

Distributions from realized gains                           (1.13)

Total distributions                                         (1.16)

Net asset value, end of period                              $ 9.70

Ratios/supplemental data

Net assets, end of period (in millions)                         $4

Ratio of expenses to average daily net assets(c)          1.60%(d)

Ratio of net investment income (loss)
to average daily net assets                                .04%(d)

Portfolio turnover rate (excluding short-term securities)     140%

Total return(e)                                            (8.79%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class Y

                                                              2001          2000         1999         1998         1997

Net asset value, beginning of period                        $11.81        $11.89       $ 9.50        $8.97        $7.62

Income from investment operations:

Net investment income (loss)                                   .06           .04          .07          .11          .10

Net gains (losses) (both realized and unrealized)            (.75)          1.11         2.55         1.68         1.69

Total from investment operations                             (.69)          1.15         2.62         1.79         1.79

Less distributions:

Dividends from net investment income                         (.05)         (.04)        (.07)        (.11)        (.10)

Distributions from realized gains                           (1.13)        (1.19)        (.16)       (1.15)        (.34)

Total distributions                                         (1.18)        (1.23)        (.23)       (1.26)        (.44)

Net asset value, end of period                              $ 9.94        $11.81       $11.89        $9.50        $8.97

Ratios/supplemental data

Net assets, end of period (in millions)                       $362          $369         $323         $239          $77

Ratio of expenses to average daily net assets(b)              .68%          .69%         .66%         .69%         .72%

Ratio of net investment income (loss)
to average daily net assets                                   .67%          .54%         .77%        1.10%        1.33%

Portfolio turnover rate (excluding short-term securities)     140%           81%         105%         145%         128%

Total return(c)                                            (5.16%)         9.44%       27.82%       20.35%       24.00%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

American
Express (R)
Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Funds

70100 AXP Financial Center, Minneapolis, MN 55474

(800) 862-7919 TTY: (800) 846-4852

Web site address:

http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

TICKER SYMBOL

Class A: IBLUX Class B: IDBCX Class C: N/A Class Y: IBCYX

AMERICAN
EXPRESS (R) (logo)

S-6025-99 T (3/01)

AXP(R) S&P 500 Index Fund

AXP(R) Mid Cap Index Fund

AXP(R) Total Stock Market Index Fund

AXP(R) International Equity Index Fund

AXP(R) Nasdaq 100 Index(R) Fund

Prospectus March 30, 2001


AMERICAN
  EXPRESS(R)
FUNDS

Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Funds                               3p

Goals                                   3p

Investment Strategies                   3p

Risks                                   5p

Past Performance                        7p

Fees and Expenses                      11p

Management                             13p

Buying and Selling Shares              14p

Valuing Fund Shares                    14p

Investment Options                     14p

Purchasing Shares                      14p

Transactions through Third Parties     17p

Exchanging/Selling Shares              17p

Distributions and Taxes                19p

Other Information                      20p

Financial Highlights                   21p

The Funds

GOALS

AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund seek to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving the goal cannot be guaranteed.

INVESTMENT STRATEGIES

Each Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of a specified index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. The Funds are not managed according to traditional methods of "active" investment management. Instead, they follow a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between a Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

This prospectus includes five index funds. The following chart shows the types of investments for each of the funds.

Fund                                       Principal types of investments

AXP S&P 500 Index Fund                     Large-cap stocks

AXP Mid Cap Index Fund                     Mid-cap stocks

AXP Total Stock Market Index Fund          Large-, mid- and small-cap stocks

AXP International Equity Index Fund        Foreign stocks

AXP Nasdaq 100 Index Fund                  Over-the-counter stocks

AXP S&P 500 Index Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.

AXP Mid Cap Index Fund seeks to provide investment results that correspond to the total return of mid-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 consists of a group of medium-sized U.S. companies.

The Fund normally will invest in all stocks in the S&P MidCap 400 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P MidCap 400 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P MidCap 400, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P MidCap 400 when it believes it would be a cost efficient way of approximating the S&P MidCap 400's performance to do so, for example, in anticipation of a stock being added to the index.

AXP Total Stock Market Index Fund seeks to provide investment results that correspond to the total return of the overall U.S. stock market. The Fund invests in common stocks included in the Wilshire 5000 Total Market Index (the Wilshire 5000). The Wilshire 5000 consists of U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

The investment manager may use sampling techniques in an attempt to replicate the returns of the index using a smaller number of securities. Sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposure, dividend yield, price/earnings ratio, price/book ratio and earnings growth.

AXP International Equity Index Fund seeks to provide investment results that correspond to the total return of foreign stock markets. The Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index. The EAFE Index currently includes stocks of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the EAFE Index are selected from among the larger capitalization companies in those markets.

The investment manager may use optimization or sampling techniques in an attempt to replicate the returns of the index using a smaller number of securities.
Optimization and sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings, and the effect of foreign taxes.

AXP Nasdaq 100 Index Fund seeks to provide investment results that correspond to the total return of the over-the-counter market. The Fund invests in common stocks included in the Nasdaq 100 Index. The Nasdaq 100 includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market.

The Fund normally will invest in all stocks in the Nasdaq 100 in roughly the same proportions as their weightings in the index. For example, if 5% of the Nasdaq 100 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the Nasdaq 100, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the Nasdaq 100 when it believes it would be a cost efficient way of approximating the Nasdaq 100's performance to do so, for example, in anticipation of a stock being added to the index.

Indexing Strategies

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. Each Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of each Fund against its index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

A Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Funds generally are managed without regard to tax efficiency.

For each of the Funds, in evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security continues to be included in the index,

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions),

o  A company's market weighting otherwise changes with respect to the index, and

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the indexes, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "S&P MidCap 400 Index(R)" and "Standard & Poor's MidCap 400 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. "Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations"). The MSCI EAFE Index is the exclusive property of MSCI. Morgan Stanley Capital International is a service mark of MSCI. These trademarks and service marks have been licensed for use by American Express Financial Advisors Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, Wilshire, the Corporations, MSCI or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.


RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Tracking Error Risk

   Sector/Concentration Risk

   Small Company Risk

   Foreign Risk

Market Risk (all funds)

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Tracking Error Risk (all funds)

A Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Sector/Concentration Risk (all funds)

Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking an index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. A Fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.

Small Company Risk (Mid Cap Index Fund, Total Stock Market Index Fund, Nasdaq 100 Index Fund)

Investment in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Risk (International Equity Index Fund)

The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE


The following bar chart and table indicate the risks and variability of investing in each Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Funds have performed in the past does not indicate how the Funds will perform in the future.

AXP S&P 500 Index Fund

Class D Performance (based on calendar years)

_______________________________________________________________________________
   1991    1992    1993    1994    1995    1996    1997    1998    1999
                                                                         -10.04%
                                                                          2000

During the period shown in the bar chart, the highest return for a calendar quarter was +2.10% (quarter ending March 2000) and the lowest return for a calendar quarter was -8.11% (quarter ending December 2000).

The Fund's year to date return as of Dec. 31, 2000 was -10.04%.

AXP Mid Cap Index Fund

Class D Performance (based on calendar years)

                                                                         +16.58%
_______________________________________________________________________________
   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +12.42% (quarter ending March 2000) and the lowest return for a calendar quarter was -3.99% (quarter ending December 2000).

The Fund's year to date return as of Dec. 31, 2000 was +16.58%.



AXP Total Stock Market Index Fund

Class D Performance (based on calendar years)

_______________________________________________________________________________
   1991    1992    1993    1994    1995    1996    1997    1998    1999
                                                                         -11.30%
                                                                          2000

During the period shown in the bar chart, the highest return for a calendar quarter was +3.15% (quarter ending March 2000) and the lowest return for a calendar quarter was -10.11% (quarter ending December 2000).

The Fund's year to date return as of Dec. 31, 2000 was -11.30%.

AXP International Equity Index Fund

Class D Performance (based on calendar years)

_______________________________________________________________________________
   1991    1992    1993    1994    1995    1996    1997    1998    1999
                                                                         -15.30%
                                                                          2000

During the period shown in the bar chart, the highest return for a calendar quarter was -0.69% (quarter ending March 2000) and the lowest return for a calendar quarter was -8.15% (quarter ending September 2000).

The Fund's year to date return as of Dec. 31, 2000 was -15.30%.



AXP Nasdaq 100 Index Fund

Class D Performance (based on calendar years)

_______________________________________________________________________________
   1991    1992    1993    1994    1995    1996    1997    1998    1999
                                                                         -37.37%
                                                                          2000

During the period shown in the bar chart, the highest return for a calendar quarter was +18.18% (quarter ending March 2000) and the lowest return for a calendar quarter was -34.52% (quarter ending December 2000).

The Fund's year to date return as of Dec. 31, 2000 was -37.37%.

The performance of Class E may vary from that shown above because of differences in fees.

Average Annual Total Returns (as of Dec. 31, 2000)

                                              1 year        Since inception
S&P 500 Index Fund:

   Class D                                      -10.04%           +1.91%(a)

   Class E                                       -9.70%           +2.27%(a)

S&P 500 Index                                    -9.10%           -1.54%(b)

Lipper S&P 500 Fund Index                        -9.31%           -1.79%(b)

(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

                                              1 year        Since inception
Mid Cap Index Fund:

   Class D                                        +16.58%         +29.27%(a)

   Class E                                        +17.00%         +29.71%(a)

S&P MidCap 400 Index                              +17.51%         +26.06%(b)

Lipper Mid-Cap Core Index                          +6.26%         +24.51%(b)

(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

                                              1 year        Since inception
Total Stock Market Index Fund:

   Class D                                        -11.30%          +3.03%(a)

   Class E                                        -11.06%          +3.30%(a)

Wilshire 5000 Total Market Index                  -10.94%          +2.83%(b)

(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

                                              1 year        Since inception
International Equity Index Fund:

   Class D                                        -15.30%          -1.39%(a)

   Class E                                        -15.25%          -1.20%(a)

MSCI EAFE Index                                   -13.96%          -2.53%(b)

Lipper International Funds Index                  -14.72%          +2.38%(b)

(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

                                              1 year        Since inception
Nasdaq 100 Index Fund:

   Class D                                        -37.37%          -5.95%(a)

   Class E                                        -37.32%          -5.79%(a)

Nasdaq 100 Index                                  -36.84%          -9.69%(b)

(a) Inception date was Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

This table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the unmanaged indexes shown for the same periods.

The performance of Class D will vary from Class E because of differences in fees. For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

For descriptions of the S&P 500, S&P MidCap 400, Wilshire 5000, EAFE and Nasdaq 100, refer to the section entitled "Investment Strategies." Lipper S&P 500 Fund Index, Lipper Mid-Cap Core Index and Lipper International Funds Index are all unmanaged indices published by Lipper Inc. Each index includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees(a) (fees paid directly from your investment)

                                                           Class D     Class E

Maximum sales charge (load) on purchases(b)

(as a percentage of offering price)                           0%          0%

Annual index account fee (for accounts under $10,000)        $10         $10

Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:


S&P 500 Index Fund                                         Class D     Class E

Management fees                                            0.24%       0.24%

Distribution (12b-1) fees(c)                               0.25%       0.00%

Other expenses(d)                                          0.69%       0.49%

Total(e)                                                   1.18%       0.73%

Fee waiver/expense reimbursement                           0.54%       0.34%

Net expenses                                               0.64%       0.39%

Mid Cap Index Fund                                         Class D     Class E

Management fees                                            0.26%       0.26%

Distribution (12b-1) fees(c)                               0.25%       0.00%

Other expenses(d)                                          0.81%       0.82%

Total(e)                                                   1.32%       1.08%

Fee waiver/expense reimbursement                           0.62%       0.63%

Net expenses                                               0.70%       0.45%

Total Stock Market Index Fund                              Class D     Class E

Management fees                                            0.30%       0.30%

Distribution (12b-1) fees(c)                               0.25%       0.00%

Other expenses(d)                                          0.74%       0.72%

Total(e)                                                   1.29%       1.02%

Fee waiver/expense reimbursement                           0.55%       0.53%

Net expenses                                               0.74%       0.49%

As a percentage of average daily net assets:


International Equity Index Fund                            Class D     Class E

Management fees                                            0.50%       0.50%

Distribution (12b-1) fees(c)                               0.25%       0.00%

Other expenses(d)                                          0.79%       0.76%

Total(e)                                                   1.54%       1.26%

Fee waiver/expense reimbursement                           0.65%       0.62%

Net expenses                                               0.89%       0.64%

Nasdaq 100 Index Fund                                      Class D     Class E

Management fees                                            0.38%       0.38%

Distribution (12b-1) fees(c)                               0.25%       0.00%

Other expenses(d)                                          0.46%       0.47%

Total(e)                                                   1.09%       0.85%

Fee waiver/expense reimbursement                           0.30%       0.31%

Net expenses                                               0.79%       0.54%


(a) A wire transfer charge, currently $15, may be deducted from your brokerage account for wire transfers made at your request.

(b) There are no sales loads; however, for S&P 500 Index Fund, Mid Cap Index Fund, Total Stock Market Index Fund and Nasdaq 100 Index Fund, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase. For International Equity Index Fund, the Fund charges a redemption fee of 0.75% on shares redeemed within 180 days of purchase.

(c) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.


(e) The Advisor and the Transfer Agent have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2002. Under this agreement, total expenses for Class D will not exceed 0.64% for S&P 500 Index Fund, 0.70% for Mid Cap Index Fund, 0.74% for Total Stock Market Index Fund, 0.89% for International Equity Index Fund, and 0.79% for Nasdaq 100 Index Fund. Total expenses for Class E will not exceed 0.39% for S&P 500 Index Fund, 0.45% for Mid Cap Index Fund, 0.49% for Total Stock Market Index Fund, 0.64% for International Equity Index Fund, and 0.54% for Nasdaq 100 Index Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


S&P 500 Index Fund               1 year      3 years       5 years     10 years

Class D                             $65         $322          $598       $1,389

Class E                             $40         $199          $373       $  878

Mid Cap Index Fund               1 year      3 years       5 years     10 years

Class D                             $71         $357          $665       $1,544

Class E                             $46         $281          $535       $1,265

Total Stock Market Index Fund    1 year      3 years       5 years     10 years

Class D                             $76         $355          $656       $1,514

Class E                             $50         $272          $513       $1,205

International Equity Index Fund  1 year      3 years       5 years     10 years

Class D                             $91         $423          $779       $1,785

Class E                             $65         $339          $633       $1,473

Nasdaq 100 Index Fund            1 year      3 years       5 years     10 years

Class D                             $81         $317          $573       $1,307

Class E                             $55         $240          $442       $1,025


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT

S&P 500 Index Fund, Mid Cap Index Fund, Total Stock Market Index Fund, Nasdaq 100 Index Fund


James Johnson,  portfolio manager, joined American Express Financial Corporation
(AEFC) in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of these Funds in 1999. He also serves as portfolio manager of AXP Blue Chip Advantage Fund, AXP Small Company Index Fund, Aggressive Growth Portfolio, Total Return Portfolio and AXP Variable Portfolio - Blue Chip Advantage Fund.


International Equity Index Fund


A team consisting of Lynne Dombroski and Adele Kohler manage the Fund's portfolio. Lynne Dombroski, lead portfolio manager, is a Principal and Portfolio Manager in the Global Structured Products Group of State Street Global Advisors. Lynne joined State Street Global Advisors in 1999. In addition to portfolio management, Lynne is responsible for new product development and research. Prior to joining State Street Global Advisors, Lynne was an analyst at BankBoston. Adele Kohler is a Principal and Portfolio Manager in the Global Structured Products Group. She joined State Street Global Advisors in 1994 and has been a member of the Global Structured Products team since 1996. In addition to portfolio management, Adele is responsible for new product development and research. Effective May 1, 2001, Lynne and Adele will be Principals of SSgA Funds Management, Inc., a wholly-owned subsidiary of State Street Corporation, as well as continuing their positions in State Street Global Advisors.

Buying and Selling Shares


References to "Fund" throughout the remainder of this prospectus refer to AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund, singularly or collectively as the context requires.


VALUING FUND SHARES

The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. Class E shares are sold without a sales charge or 12b-1 fee through American Express brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

PURCHASING SHARES

You may purchase shares of the Fund in a wrap fee product, a brokerage account (including online brokerage) or a qualifying institutional account. If you are investing through a wrap fee program or an entity other than American Express Financial Advisors Inc., some of the instructions, minimums, policies and cutoff times for investments may be different. You should contact your selling agent for more details. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you will need to establish one. Contact your financial advisor or visit our website to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).

The Fund and the Distributor reserve the right to refuse any purchase, including those that appear to be associated with short-term trading activities.

Methods of purchasing shares


1 By regular or express mail:



Mail checks (along with any applications) to:

Wrap Business                               Brokerage Accounts

American Express Funds                      American Express Funds


70400 AXP Financial Center                  70400 AXP Financial Center

Minneapolis, MN 55474                       Minneapolis, MN 55474


Online Brokerage Accounts

American Express Funds


70400 AXP Financial Center

Minneapolis, MN 55474



2 By internet:

Complete a brokerage account application online (www.americanexpress.com/trade) and mail the application to:

American Express Funds


70400 AXP Financial Center

Minneapolis, MN 55474


Corporations and other organizations should contact the Distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

3 By telephone:

You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:

(800) 967-4377 for Wrap accounts,

(800) 872-4377 for Brokerage accounts, or

(800) 658-4677 for Online brokerage accounts.

You must have money available in your brokerage account in order to purchase Fund shares.

4 By wire:

Once your account is established, you may wire money into your brokerage account:


Wells Fargo Bank Minnesota, N.A.

Minneapolis, MN 55479

Routing Transit No. 091000019

Give these instructions:

Credit American Enterprise Investment Services Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.


For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:       $1,000

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($500 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $100 ($50 for custodial accounts, IRAs and certain other retirement plans).

Minimum balance account requirements and annual account fee

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased

Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

EXCHANGING/SELLING SHARES

There are no sales loads; however, the Fund charges a redemption fee on shares sold or exchanged within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

Exchanging Shares

You may make up to four exchanges (two round trips) per calendar year. You can exchange your shares of the Fund for shares of the same class of other funds described in this prospectus at any time. Your exchange will be priced at the next NAV calculated after it is accepted by that fund. When exchanging into another fund you must meet that fund's minimum investment requirements.

The Distributor and the Fund reserve the right to reject any exchange, limit the number or amount, or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Selling Shares

You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

To sell or exchange shares held through entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held directly with American Express Financial Advisors.

Four ways to request an exchange or sale of shares


1 By regular or express mail:



You may request an exchange or sale by writing to:

Wrap Business                               Brokerage Accounts

American Express Funds                      American Express Funds


70400 AXP Financial Center                  70400 AXP Financial Center

Minneapolis, MN 55474                       Minneapolis, MN 55474


Online Brokerage Accounts

American Express Funds


70400 AXP Financial Center

Minneapolis, MN 55474



2 By internet:

If you have a brokerage account you may exchange or sell shares from our website at (www.americanexpress.com/trade).

3 By telephone:

You may exchange or sell shares by calling:

(800) 967-4377 for Wrap accounts,

(800) 872-4377 for Brokerage accounts, or

(800) 658-4677 for Online brokerage accounts.

4 By wire:

Money can be wired from your account to your bank account. Call the Distributor at the above numbers for additional information on wire transfers. A $15 service fee may be charged against your brokerage account for each wire sent.

To properly process your exchange or sale request we will need the following information:

o your account number(s) and your name (for exchanges, both funds must be registered in the same ownership),

o  your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to exchange or sell shares,

o  the dollar amount or number of shares you want to exchange or sell, and

o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once an exchange or sale request is made it is irrevocable and cannot be modified or canceled.

Telephone exchange or sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV.
See "Valuing Fund Shares."

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

The ability to initiate transactions via the internet may be unavailable or delayed (for example, during periods of unusual market activity) at certain times. The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Other Information

INVESTMENT MANAGER


The investment manager of the Fund is AEFC, 200 AXP Financial Center, Minneapolis, MN 55474. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.24% of its average daily net assets for S&P 500 Index Fund; 0.26% of its average daily net assets for Mid Cap Index Fund; 0.30% of its average daily net assets for Total Stock Market Index Fund; 0.50% of its average daily net assets for International Equity Index Fund; and 0.38% of its average daily net assets for Nasdaq 100 Index Fund. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance.

State Street Global Advisors (Sub-Adviser), Two International Place, Boston, Massachusetts 02110, is the sub-adviser for International Equity Index Fund. Sub-Adviser is a division of State Street Bank and Trust Company, a wholly-owned subsidiary of State Street Corporation. Effective May 1, 2001, the Sub-Adviser will be SSgA Funds Management, Inc., a wholly-owned subsidiary of State Street Corporation.

Financial Highlights

AXP S&P 500 Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)        2001            2000(b)

Net asset value, beginning of period                      $5.42          $5.07          $5.42           $5.07

Income from investment operations:

Net investment income (loss)                                .02            .01            .03             .01

Net gains (losses) (both realized and unrealized)          (.12)           .35           (.11)            .35

Total from investment operations                           (.10)           .36           (.08)            .36

Less distributions:

Dividends from net investment income                       (.01)          (.01)          (.02)           (.01)

Distributions from realized gains                          (.01)            --           (.01)             --

Total distributions                                        (.02)          (.01)          (.03)           (.01)

Net asset value, end of period                            $5.30          $5.42          $5.31           $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                   $21            $7             $87             $9

Ratio of expenses to average daily net assets              .62%(c)        .64%(c,d)      .35%(c)         .39%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .65%          .52%(d)        1.05%             .83%(d)

Portfolio turnover rate

(excluding short-term securities)                           82%            37%             82%            37%

Total return                                             (1.73%)         7.72%         (1.35%)          7.75%


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.18% and 4.00% for Class D and .73% and 3.70% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d)  Adjusted to an annual basis.

AXP Mid Cap Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)         2001           2000(b)

Net asset value, beginning of period                      $5.71          $5.07          $5.71           $5.07

Income from investment operations:

Net investment income (loss)                                .03            .01            .04             .02

Net gains (losses) (both realized and unrealized)          1.20            .64           1.21             .64

Total from investment operations                           1.23            .65           1.25             .66

Less distributions:

Dividends from net investment income                       (.03)          (.01)          (.04)           (.02)

Distributions from realized gains                          (.71)         --              (.71)          --

Total distributions                                        (.74)          (.01)          (.75)           (.02)

Net asset value, end of period                            $6.20          $5.71          $6.21           $5.71

Ratios/supplemental data

Net assets, end of period (in millions)                      $9             $4             $11             $8

Ratio of expenses to average daily net assets              .66%(c)        .69%(c,d)      .42%(c)         .45%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .42%           .59%(d)        .67%            .83%(d)

Portfolio turnover rate

(excluding short-term securities)                         109%            16%            109%            16%

Total return                                             22.62%         12.87%         23.06%          12.92%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.32% and 2.22% for Class D and 1.08% and 1.96% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d)  Adjusted to an annual basis.

AXP Total Stock Market Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)         2001           2000(b)

Net asset value, beginning of period                      $5.76          $5.19          $5.76           $5.19

Income from investment operations:

Net investment income (loss)                                .02            .01            .03             .01

Net gains (losses) (both realized and unrealized)          (.25)           .57           (.24)            .57

Total from investment operations                           (.23)           .58           (.21)            .58

Less distributions:

Dividends from net investment income                       (.01)          (.01)          (.03)           (.01)

Distributions from realized gains                          (.07)         --              (.07)          --

Total distributions                                        (.08)          (.01)          (.10)           (.01)

Net asset value, end of period                            $5.45          $5.76          $5.45           $5.76

Ratios/supplemental data

Net assets, end of period (in millions)                      $9             $8             $24            $16

Ratio of expenses to average daily net assets              .69%(c)        .74%(c,d)      .43%(c)         .49%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .43%           .39%(d)        .70%            .64%(d)

Portfolio turnover rate

(excluding short-term securities)                          25%             4%             25%             4%

Total return                                             (3.79%)        11.57%         (3.53%)         11.61%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.29% and 1.52% for Class D and 1.02% and 1.27% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d)  Adjusted to an annual basis.

AXP International Equity Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)         2001           2000(b)

Net asset value, beginning of period                      $5.42          $5.00          $5.42           $5.00

Income from investment operations:

Net investment income (loss)                                .03          --               .05             .01

Net gains (losses) (both realized and unrealized)          (.55)           .43           (.56)            .42

Total from investment operations                           (.52)           .43           (.51)            .43

Less distributions:

Dividends from net investment income                       (.03)         --              (.04)          --

Distributions from realized gains                          (.07)          (.01)          (.07)           (.01)

Total distributions                                        (.10)          (.01)          (.11)           (.01)

Net asset value, end of period                            $4.80          $5.42          $4.80           $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                      $8             $7             $15            $15

Ratio of expenses to average daily net assets              .89%(c)        .89%(c,d)      .64%(c)         .64%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .65%           .13%(d)        .93%            .39%(d)

Portfolio turnover rate

(excluding short-term securities)                           8%             4%              8%             4%

Total return                                             (9.55%)         8.09%         (9.35%)          8.09%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.54% and 1.62% for Class D and 1.26% and 1.37% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d)  Adjusted to an annual basis.

AXP Nasdaq 100 Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)         2001           2000(b)

Net asset value, beginning of period                      $7.52          $5.26          $7.52           $5.26

Income from investment operations:

Net investment income (loss)                               (.04)          (.01)          (.03)           (.01)

Net gains (losses) (both realized and unrealized)         (2.09)          2.27          (2.08)           2.27

Total from investment operations                          (2.13)          2.26          (2.11)           2.26

Less distributions:

Distributions from realized gains                          (.13)         --              (.13)          --

Net asset value, end of period                            $5.26          $7.52          $5.28           $7.52

Ratios/supplemental data

Net assets, end of period (in millions)                     $25            $11             $13            $13

Ratio of expenses to average daily net assets              .77%(c)        .79%(c,d)      .52%(c)         .54%(c,d)

Ratio of net investment income (loss)

to average daily net assets                               (.70%)         (.67%)(d)      (.45%)          (.41%)(d)

Portfolio turnover rate

(excluding short-term securities)                         114%            51%            114%            51%

Total return                                            (28.12%)        42.97%        (27.85%)         42.97%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.09% and 1.82% for Class D and 0.85% and 1.54% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d)  Adjusted to an annual basis.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

This Fund, along with other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.





Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.



American Express Client Service Corporation


70100 AXP Financial Center, Minneapolis, MN 55474


(800) 862-7919 TTY: (800) 846-4852

Web site address:

http://www.americanexpress.com



You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.



Investment Company Act File #811-5897


AXP S&P 500 Index Fund                   Class D: ADIDX       Class E: ADIEX

AXP Mid Cap Index Fund                   Class D: N/A         Class E: N/A

AXP Total Stock Market Index Fund        Class D: N/A         Class E: N/A

AXP International Equity Index Fund      Class D: N/A         Class E: N/A

AXP Nasdaq 100 Index Fund                Class D: INDDX       Class E: AXIEX



                                                              S-6434-99 E (3/01)

AXP(R) Small Company Index Fund

PROSPECTUS MARCH 30, 2001


AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Investment Strategy                                3p

Risks                                              4p

Past Performance                                   5p

Fees and Expenses                                  6p

Management                                         7p

Buying and Selling Shares                          7p

Valuing Fund Shares                                7p

Investment Options                                 8p

Purchasing Shares                                  9p

Transactions through Third Parties                11p

Sales Charges                                     11p

Exchanging/Selling Shares                         14p

Distributions and Taxes                           16p

Other Information                                 17p

Financial Highlights                              18p

The Fund

GOAL

AXP Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY


The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index (S&P SmallCap 600 Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it will not own all of the companies in the same proportion to their weightings in the market index.

The selection of common stocks issued by companies that are included in the S&P SmallCap 600 Index is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Attempting to replicate the Index by investing in a statistically selected sample of the stocks included in the S&P SmallCap 600 Index.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the security continues to be included in the S&P SmallCap 600 Index;

     -- corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors);

     -- a company's market weighting otherwise changes with respect to the index; and

     -- timing of cash flows in and out of the Fund require AEFC to sell a security.

Although not a primary investment strategy the Fund also may invest in other instruments, such as money market securities, and derivatives (such as futures, options and forward contracts). Additionally, the Fund may hold cash or its equivalent or invest in short-term fixed income securities. The Fund is not managed with respect to tax efficiency.

AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on investment strategies, holdings and the index, please refer to the Statement of Additional Information (SAI) and the annual/semiannual reports. "Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small Company Risk

   Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Style Risk


AEFC purchases stocks and other instruments in an attempt to replicate the performance of the S&P SmallCap 600 Index. However, the tools that AEFC utilizes to replicate the market index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, changes in the S&P SmallCap 600 Index, and other such factors. As a result, once these factors are accounted for, the Fund will likely under-perform the market index.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Class A Performance (based on calendar years)



                                               +23.29%  -2.39%  +11.33%  +10.53%
 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +17.53% (quarter ending June 1997) and the lowest return for a calendar quarter was -21.10% (quarter ending September 1998).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Dec. 31, 2000 was +10.53%.

Average Annual Total Returns (as of Dec. 31, 2000)

                                                        1 year         Since inception

Small Company Index:

   Class A                                             +4.17%           +10.14%(a)

   Class B                                             +5.92%           +10.49%(a)

   Class Y                                            +10.80%           +11.79%(a)

S&P SmallCap 600 Index                                +11.80%           +13.31%(b)

Lipper Small-Cap Core Index                            +6.93%           +11.97%(b)

(a)  Inception date was Aug. 19, 1996.

(b)  Measurement period started Sept. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                             Class A          Class B           Class Y

Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                          5.75%(b)           none             none

Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time of purchase)                  none              5%              none

Annual Fund operating expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                                 Class A          Class B           Class Y

Management fees(d)                                                            0.30%            0.30%             0.30%

Distribution (12b-1) fees                                                     0.25%            1.00%             0.00%

Other expenses(e)                                                             0.32%            0.33%             0.41%

Total                                                                         0.87%            1.63%             0.71%

(a)  This charge may be reduced  depending on your total investments in American
     Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) Expense for Class A, Class B and Class Y are based on actual expenses for the last fiscal year.

(d) Includes the impact of a performance adjustment fee that decreased the management fee by 0.06% for the most recent fiscal year.

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                     1 year         3 years          5 years         10 years

Class A(a)            $659           $837            $1,030           $1,590

Class B(b)            $566           $814             $ 988           $1,734(d)

Class B(c)            $166           $514             $ 888           $1,734(d)

Class Y               $ 73           $227             $ 396            $ 886

(a)  Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT

James M. Johnson Jr., portfolio manager, joined AEFC in 1994. He became portfolio manager of this Fund in 1998. He is portfolio manager of AXP Blue Chip Advantage Fund, Aggressive Growth Portfolio, AXP Variable Portfolio - Blue Chip Advantage Fund, Total Return Portfolio, AXP S&P 500 Index Fund, AXP MidCap Index Fund, AXP Total Stock Market Index Fund and AXP Nasdaq 100 Index Fund.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.


2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution (12b-1) fee of 1.00%.


3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A           Maximum sales charge of 5.75%


                  Initial sales charge waived or reduced for certain purchases


                  Annual distributions fee of 0.25% of average daily net assets*

                  Lower annual expenses than Class B shares

Class B           No initial sales charge

                  CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                  CDSC waived in certain circumstances

                  Shares convert to Class A in ninth year of ownership

                  Annual distribution fee of 1.00% of average daily net assets*

                  Higher annual expenses than Class A shares

Class Y           No initial sales charge

                  No annual distribution fee

                  Service fee of 0.10% of average daily net assets

                  Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportions as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

---------------------------------------------------- --------------------------------------------------------------------------
For this type of account:                            Use the Social Security or Employer Identification number of:
---------------------------------------------------- --------------------------------------------------------------------------
Individual or joint account                          The individual or one of the owners listed on the joint account
---------------------------------------------------- --------------------------------------------------------------------------
Custodian account of a minor (Uniform                The minor
Gifts/Transfers to Minors Act)
---------------------------------------------------- --------------------------------------------------------------------------
A revocable living trust                             The grantor-trustee (the person who puts the money into the trust)
---------------------------------------------------- --------------------------------------------------------------------------
An irrevocable trust,  pension trust or  estate      The legal entity (not  the personal representative or  trustee, unless  no legal entity is designated in the account title)
---------------------------------------------------- --------------------------------------------------------------------------
Sole proprietorship                                  The owner
---------------------------------------------------- --------------------------------------------------------------------------
Partnership                                          The partnership
---------------------------------------------------- --------------------------------------------------------------------------
Corporate                                            The corporation
---------------------------------------------------- --------------------------------------------------------------------------
Association, club or tax-exempt organization         The organization
---------------------------------------------------- --------------------------------------------------------------------------
For details on TIN requirements, contact your financial advisor to obtain a copy
of  federal  Form  W-9,   "Request  for  Taxpayer   Identification   Number  and
Certification."   You   also  may   obtain   the   form  on  the   Internet   at
(http://www.irs.gov/prod/forms_pubs/).

Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds

70200 AXP Financial Center

Minneapolis, MN 55474

Minimum amounts

Initial investment:        $2,000

Additional investments:    $  100

Account balances:          $  300

Qualified accounts:          none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts

Initial investment:        $100


Additional investments:    $ 50 per payment for qualified accounts; $100 per
                             payment for nonqualified accounts

Account balances:          none (on a scheduled investment plan with monthly
                           payments)


If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:


Wells Fargo Bank Minnesota, N. A.


Minneapolis, MN 55479

Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment:      $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A-- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

Total investment                      Sales charge as percentage of:

                          Public offering price*            Net amount invested


Up to $49,999                     5.75%                           6.10%


$50,000 - $99,999                 4.75                            4.99

$100,000 - $249,999               3.75                            3.90

$250,000 - $499,999               2.50                            2.56

$500,000 - $999,999               2.00**                          2.04**

$1,000,000 or more                0.00                            0.00

*    Offering price includes the sales charge.


**   The sales charge will be waived until Dec. 31, 2001.


The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)


o shareholders who have at least $1 million invested in American Express mutual funds. Until Dec. 31, 2001, the sales charge does not apply to shareholders who have at least $500,000 invested in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     -- through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     --   within the University of Texas System ORP,

     -- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     --   within the University of Massachusetts After-Tax Savings Program, or

     -- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B-- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:               The CDSC percentage rate is:

First year                                                 5%

Second year                                                4%

Third year                                                 4%

Fourth year                                                3%

Fifth year                                                 2%

Sixth year                                                 1%

Seventh year                                               0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 591/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (11/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

Two ways to request an exchange or sale of shares

1 By letter:

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular or express mail:

American Express Funds

70100 AXP Financial Center

Minneapolis, MN 55474

2 By telephone:

American Express Client Service Corporation

Telephone Transaction Service

(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100


Maximum sale amount:       $100,000

Three ways to receive payment when you sell shares

1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. As a result of the Fund's goal and investment strategies, distributions from the Fund may consist of a significant amount of capital gains.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Other Information

INVESTMENT MANAGER


The investment manager of the Fund is AEFC, 200 AXP Financial Center, Minneapolis, MN 55474. The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.30% of its average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


Financial Highlights

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class A
                                                              2001          2000         1999         1998      1997(b)

Net asset value, beginning of period                         $6.30          $6.11       $6.47        $5.51        $5.00

Income from investment operations:

Net investment income (loss)                                    --           (.01)         --           --          .02

Net gains (losses) (both realized and unrealized)             1.07            .58        (.12)        1.05          .52

Total from investment operations                              1.07            .57        (.12)        1.05          .54

Less distributions:

Dividends from net investment income                            --             --          --           --         (.03)

Distributions from realized gains                             (.87)          (.38)       (.24)        (.09)          --

Total distributions                                           (.87)          (.38)       (.24)        (.09)        (.03)

Net asset value, end of period                               $6.50          $6.30       $6.11        $6.47        $5.51

Ratios/supplemental data

Net assets, end of period (in millions)                       $668           $608        $596         $391          $95

Ratio of expenses to average daily net assets(c)               .87%           .97%        .94%        1.00%(e)     1.00%(d,e)

Ratio of net investment income (loss)
to average daily net assets                                   (.08%)         (.11%)      (.02%)       (.05%)       1.55%(d)

Portfolio turnover rate (excluding short-term securities)       44%            30%         29%          25%          48%

Total return(f)                                              18.79%          9.41%      (1.69%)      19.00%       10.84%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was Aug. 19, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05% and 1.48% for the year ended 1998 and the period ended 1997, respectively.

(f)  Total return does not reflect payment of a sales charge.


Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class B
                                                              2001           2000        1999         1998        1997(b)

Net asset value, beginning of period                         $6.13          $6.00       $6.40        $5.50        $5.00

Income from investment operations:

Net investment income (loss)                                  (.05)          (.05)       (.04)        (.05)         .02

Net gains (losses) (both realized and unrealized)             1.04            .56        (.12)        1.04          .50

Total from investment operations                               .99            .51        (.16)         .99          .52

Less distributions:

Dividends from net investment income                            --             --          --           --         (.02)

Distributions from realized gains                             (.87)          (.38)       (.24)        (.09)          --

Total distributions                                           (.87)          (.38)       (.24)        (.09)        (.02)

Net asset value, end of period                               $6.25          $6.13       $6.00        $6.40        $5.50

Ratios/supplemental data

Net assets, end of period (in millions)                       $436           $392        $371         $225          $42

Ratio of expenses to average daily net assets(c)              1.63%          1.73%       1.70%        1.76%(e)     1.76%(d,e)

Ratio of net investment income (loss)
to average daily net assets                                   (.84%)         (.87%)      (.79%)       (.81%)        .63%(d)

Portfolio turnover rate (excluding short-term securities)       44%            30%         29%          25%          48%

Total return(f)                                              18.01%          8.55%      (2.42%)      18.12%       10.46%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was Aug. 19, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81% and 2.60% for the year ended 1998 and the period ended 1997, respectively.

(f)  Total return does not reflect payment of a sales charge.


Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                                       Class Y
                                                              2001           2000        1999         1998      1997(b)

Net asset value, beginning of period                         $6.32          $6.12       $6.47        $5.51        $5.00

Income from investment operations:

Net investment income (loss)                                   .01             --          --           --          .02

Net gains (losses) (both realized and unrealized)             1.08            .58        (.11)         1.05         .52

Total from investment operations                              1.09            .58        (.11)         1.05         .54

Less distributions:

Dividends from net investment income                            --             --          --           --        (.03)

Distributions from realized gains                             (.87)          (.38)       (.24)        (.09)           --

Total distributions                                           (.87)          (.38)       (.24)        (.09)        (.03)

Net asset value, end of period                               $6.54          $6.32       $6.12        $6.47        $5.51

Ratios/supplemental data

Net assets, end of period (in millions)                         $8             $3          $2           $1           $--

Ratio of expenses to average daily net assets(c)               .71%           .81%        .87%      .92%(e)         .82%(d,e)

Ratio of net investment income (loss)
to average daily net assets                                    .09%           .03%        .06%         .01%        1.93%(d)

Portfolio turnover rate (excluding short-term securities)       44%            30%         29%          25%          48%

Total return(f)                                              19.04%          9.54%      (1.61%)      19.13%       10.86%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was Aug. 19, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.92% and 1.22% for the year ended 1998 and the period ended 1997, respectively.

(f)  Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Funds

70100 AXP Financial Center, Minneapolis, MN 55474

(800) 862-7919 TTY: (800) 846-4852

Web site address:

http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

TICKER SYMBOL

Class A: ISIAX Class B: ISIBX Class Y: ISCYX

S-6357-99 J (3/01)

                       AXP(R)MARKET ADVANTAGE SERIES, INC.


                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                    AXP(R)BLUE CHIP ADVANTAGE FUND (the Fund)

                                 March 30, 2001

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling 800-862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS

Mutual Fund Checklist...............................................p.  3

Fundamental Investment Policies.....................................p.  4

Investment Strategies and Types of Investments......................p.  6

Information Regarding Risks and Investment Strategies...............p.  7

Security Transactions...............................................p. 28

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation..............................p. 30

Performance Information.............................................p. 30

Valuing Fund Shares.................................................p. 32

Investing in the Fund...............................................p. 33

Selling Shares......................................................p. 35

Pay-out Plans.......................................................p. 36

Capital Loss Carryover..............................................p. 37

Taxes...............................................................p. 37

Agreements..........................................................p. 38

Organizational Information..........................................p. 41

Board Members and Officers..........................................p. 47

Compensation for Board Members......................................p. 50

Independent Auditors................................................p. 50

Appendix:  Description of Ratings...................................p. 51

MUTUAL FUND CHECKLIST

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

                    |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    |X| A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

Regular           Market Price        Shares
Investment        of a Share          Acquired
---------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

                                                              Allowable for
Investment strategies & types of investments:                   the Fund?
Agency and Government Securities                                   yes
Borrowing                                                          yes
Cash/Money Market Instruments                                      yes
Collateralized Bond Obligations                                    yes
Commercial Paper                                                   yes
Common Stock                                                       yes
Convertible Securities                                             yes
Corporate Bonds                                                    yes
Debt Obligations                                                   yes
Depositary Receipts                                                yes
Derivative Instruments                                             yes
Foreign Currency Transactions                                      yes
Foreign Securities                                                 yes
High-Yield (High-Risk) Securities (Junk Bonds)                      no
Illiquid and Restricted Securities                                 yes
Indexed Securities                                                 yes
Inverse Floaters                                                    no
Investment Companies                                               yes
Lending of Portfolio Securities                                    yes
Loan Participations                                                yes
Mortgage- and Asset-Backed Securities                               no
Mortgage Dollar Rolls                                               no
Municipal Obligations                                              yes
Preferred Stock                                                    yes
Real Estate Investment Trusts                                      yes
Repurchase Agreements                                              yes
Reverse Repurchase Agreements                                      yes
Short Sales                                                         no
Sovereign Debt                                                     yes
Structured Products                                                yes
Variable- or Floating-Rate Securities                              yes
Warrants                                                           yes
When-Issued Securities                                             yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities               yes

The following are guidelines that may be changed by the board at any time:

o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.


The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions


Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.


Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.



The Fund paid total brokerage commissions of $8,140,683 for fiscal year ended Jan. 31, 2001, $5,007,525 for fiscal year 2000, and $5,572,273 for fiscal year
1999. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2001, transactions amounting to $815,000, on which $40,740 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                   Value of Securities
            Name of Issuer                     owned at End of Fiscal Year
            --------------                     ---------------------------
          Bank of America                             $55,317,487
          FleetBoston Financial                        41,882,346
          Fleet Funding                                12,447,076
          Lehman Brothers Holdings                     31,241,716
          Merrill Lynch                                26,542,250
          Morgan Stanley                               30,120,150
          Salomon Smith Barney                         17,355,677


The portfolio turnover rate was 140% in the most recent fiscal year, and 81% in the year before. Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:


                          As of the end of Fiscal Year


                                                         2001,                             2000             1999

                                                                     Percent of
                                                                     Aggregate
                                                                     Dollar Amount
                                                                     of
                                    Aggregate        Percent of      Transactions     Aggregate        Aggregate
                                    Dollar amount    Aggregate       Involving        Dollar Amount    Dollar Amount
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions   of
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker   Commissions
                                                                                                       Paid to Broker
American           Wholly-owned     $196,829         2.42%           2.49%            $153,839         $132,549
Enterprise         subsidiary of
Investment         AEFC
Services Inc.



PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

The total return of the S&P 500 is calculated by several sources. The Fund will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. For periods after 1987, total return on the S&P 500 is determined by reinvesting cash dividends paid on stocks on the ex-dividend date - that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. For periods before 1988, S&P calculated total return by compiling actual dividends on a quarterly basis and assumed they were reinvested as of the end of a particular quarter. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

VALUING FUND SHARES

As of the end of the most recent fiscal year, the computation looked like this:


                                                                                            Net asset value
                    Net assets                               Shares                           of one share
                                                          outstanding
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $2,247,241,033       divided by      226,445,637           equals             $9.92
Class B              1,529,588,979                       157,357,569                               9.72
Class C                  4,024,686                           414,881                               9.70
Class Y                362,241,449                        36,436,883                               9.94


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $9.92, by 0.9425 (1.00-0.0575) for a maximum 5.75% sales charge for a public offering price of $10.53. The sales charge is paid to the Distributor by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:


                                                            Sales charge as a percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
Up to $49,999                                              5.75%                        6.10%
$50,000 - $99,999                                          4.75                         4.99
$100,000 - $249,999                                        3.75                         3.90
$250,000 - $499,999                                        2.50                         2.56
$500,000 - $999,999                                        2.00*                        2.04*
$1,000,000 or more                                         0.00                         0.00


*The sales charge will be waived until Dec. 31, 2001.



The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                          1-99         100 or more
-----------------                          ----         -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

Class A - Reducing the Sales Charge

The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and will remain in effect for 13 months. The LOI start date can be backdated by 90 days. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o Qualified employee benefit plans* if the plan:

         -uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

                  - at least $10 million in plan assets or

                  - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

                  - at least $3 million invested in American Express mutual
                    funds or

                  - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS


Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call 800-437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had total capital loss carryovers of $53,213,842 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2010.


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay that income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.540%
Next         0.25                  0.515
Next         0.25                  0.490
Next         0.25                  0.465
Next         1.00                  0.440
Next         1.00                  0.410
Next         3.00                  0.380
Over         6.00                  0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.431% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one Class A share of the Fund and the change in the Lipper Large Cap Core Index (Index). The performance of one Class A share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one Class A share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the Fund's Class A share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's Class A share, the base fee will be decreased. The maximum monthly increase or decrease will be 0.08% of the Fund's average net assets on an annual basis.



The 12 month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $923,715 for fiscal year 2001.

The management fee is paid monthly. Under the agreement, the total amount paid was $18,296,636 for fiscal year 2001, $15,726,885 for fiscal year 2000, and $9,417,660 for fiscal year 1999.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $923,004 for fiscal year 2001, $1,232,645 for fiscal year 2000, and $873,009 for fiscal year 1999.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.040%
Next         0.25                  0.035
Next         0.25                  0.030
Next         0.25                  0.025
Over         1.00                  0.020



On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.023% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,072,481 for fiscal year 2001, $944,752 for fiscal year 2000, and $671,329 for fiscal year 1999.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19 per year, for Class B is $20 per year, for Class C is $19.50 per year and for Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.



Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $8,345,221 for fiscal year 2001. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,536,453. The amounts were $12,126,368 and $(493,154) for fiscal year 2000, and $9,712,196 and $(308,978)
for fiscal year 1999.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $6,197,866 for Class A shares, $16,479,759 for Class B shares and $12,713 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement


The Fund's securities and cash are held by American Express Trust Company, 70100 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


ORGANIZATIONAL INFORMATION

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $94 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $245 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 financial advisors.


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                               Date of             Form of        State of     Fiscal
Fund                                        Organization        Organization     Organization Year End  Diversified
AXP Bond Fund, Inc.                      6/27/74, 6/31/86***     Corporation        NV/MN       8/31       Yes
AXP California Tax-Exempt Trust                4/7/86             Business           MA         6/30
                                                                  Trust****
   AXP California Tax-Exempt Fund                                                                           No
AXP Discovery Fund, Inc.                 4/29/81, 6/13/86***     Corporation        NV/MN       7/31       Yes
AXP Equity Select Fund, Inc.**           3/18/57, 6/13/86***     Corporation        NV/MN      11/30       Yes
AXP Extra Income Fund, Inc.                    8/17/83           Corporation         MN         5/31       Yes
AXP Federal Income Fund, Inc.                  3/12/85           Corporation         MN         5/31       Yes
AXP Global Series, Inc.                       10/28/88           Corporation         MN        10/31
   AXP Emerging Markets Fund                                                                               Yes
   AXP Global Balanced Fund                                                                                Yes
   AXP Global Bond Fund                                                                                     No
   AXP Global Growth Fund                                                                                  Yes
   AXP Innovations Fund                                                                                    Yes
AXP Growth Series, Inc.                  5/21/70, 6/13/86***     Corporation        NV/MN       7/31
   AXP Growth Fund                                                                                         Yes
   AXP Research Opportunities Fund                                                                         Yes
AXP High Yield Tax-Exempt Fund, Inc.          12/21/78,          Corporation        NV/MN      11/30       Yes
                                             6/13/86***
AXP International Fund, Inc.                   7/18/84           Corporation         MN        10/31
    AXP European Equity Fund                                                                                No
    AXP International Fund                                                                                 Yes
AXP Investment Series, Inc.              1/18/40, 6/13/86***     Corporation        NV/MN       9/30
   AXP Diversified Equity Income Fund                                                                      Yes
   AXP Mutual                                                                                              Yes
AXP Managed Series, Inc.                       10/9/84           Corporation         MN         9/30
   AXP Managed Allocation Fund                                                                             Yes
AXP Market Advantage Series, Inc.              8/25/89           Corporation         MN         1/31
   AXP Blue Chip Advantage Fund                                                                            Yes
   AXP International Equity Index Fund                                                                      No
   AXP Mid Cap Index Fund                                                                                   No
   AXP Nasdaq 100 Index Fund                                                                                No
   AXP S&P 500 Index Fund                                                                                   No
   AXP Small Company Index Fund                                                                            Yes
   AXP Total Stock Market Index Fund                                                                        No
AXP Money Market Series, Inc.            8/22/75, 6/13/86***     Corporation        NV/MN       7/31
   AXP Cash Management Fund                                                                                Yes
AXP New Dimensions Fund, Inc.            2/20/68, 6/13/86***     Corporation        NV/MN       7/31
   AXP Growth Dimensions Fund                                                                              Yes
   AXP New Dimensions Fund                                                                                 Yes
AXP Precious Metals Fund, Inc.                 10/5/84           Corporation         MN         3/31        No
AXP Progressive Fund, Inc.               4/23/68, 6/13/86***     Corporation        NV/MN       9/30       Yes
AXP Selective Fund, Inc.                 2/10/45, 6/13/86***     Corporation        NV/MN       5/31       Yes
AXP Stock Fund, Inc.                     2/10/45, 6/13/86***     Corporation        NV/MN       9/30       Yes


AXP Partners Series, Inc.                     3/20/01            Corporation         MN         5/31
   AXP Partners Fundamental Value Fund                                                                     Yes
   AXP Partners Small Cap Value Fund                                                                       Yes
   AXP Partners Value Fund                                                                                 Yes


AXP Special Tax-Exempt Series Trust            4/7/86             Business           MA         6/30
                                                                  Trust****
   AXP Insured Tax-Exempt Fund                                                                             Yes
   AXP Massachusetts Tax-Exempt Fund                                                                        No
   AXP Michigan Tax-Exempt Fund                                                                             No
   AXP Minnesota Tax-Exempt Fund                                                                            No
   AXP New York Tax-Exempt Fund                                                                             No
   AXP Ohio Tax-Exempt Fund                                                                                 No
AXP Strategy Series, Inc.                      1/24/84           Corporation         MN         3/31
   AXP Equity Value Fund**                                                                                 Yes
   AXP Focus 20 Fund                                                                                        No
   AXP Small Cap Advantage Fund                                                                            Yes
   AXP Small Cap Growth Fund                                                                               Yes
   AXP Strategy Aggressive Fund**                                                                          Yes
AXP Tax-Exempt Series, Inc.              9/30/76, 6/13/86***     Corporation        NV/MN      11/30
   AXP Intermediate Tax-Exempt Fund                                                                        Yes
   AXP Tax-Exempt Bond Fund                                                                                Yes
AXP Tax-Free Money Fund, Inc.            2/29/80, 6/13/86***     Corporation        NV/MN      12/31       Yes
AXP Utilities Income Fund, Inc.                3/25/88           Corporation         MN         6/30       Yes



* At the shareholders meeting held on June 16, 1999, shareholders approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.

** At the shareholders meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.

***  Date merged into a Minnesota corporation incorporated on 4/7/86.

**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 64 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members
---------------------------------------------------------------------------------------------------------------------
                                   Position
                                   held with      Principal
Name,                              Registrant     occupations
address,                           and length     during past            Other                      Committee
age                                of service     5 years                directorships              Memberships
---------------------------------- -------------- ---------------------- -------------------------- -----------------
H. Brewster Atwater, Jr.           Board member   Retired chairman and   Merck & Co., Inc.          Board
4900 IDS Tower                     since 1996     chief executive        (pharmaceuticals)          Effectiveness,
Minneapolis, MN 55402                             officer, General                                  Investment
                                                  Mills, Inc.                                       Review
Born in 1931                                      (consumer foods)
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Arne H. Carlson                    Chair of the   Chairman, Board                                   Contracts,
901 S. Marquette Ave.              Board since    Services Corporation                              Executive,
Minneapolis, MN 55402              1999           (provides                                         Investment
                                                  administrative                                    Review, Board
Born in 1934                                      services to boards)                               Effectiveness
                               Former Governor of
                                    Minnesota
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Lynne V. Cheney                    Board member   Distinguished          The Reader's Digest        Joint Audit,
American Enterprise Institute      since 1994     Fellow, AEI            Association Inc.           Contracts
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036

Born in 1941
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Livio D. DeSimone                  Board member   Retired chair of the   Cargill, Incorporated      Joint Audit,
Minnesota Mining and               since 2001     board and chief        (commodity merchants and   Contracts
Manufacturing Corporation                         executive officer,     processors), Target
3M Center,                                        Minnesota Mining and   Corporation (department
Building 220-14W-05                               Manufacturing (3M)     stores), General Mills,
St. Paul, MN 55144-1000                                                  Inc. (consumer foods and
                                                                         restaurants) and Vulcan
Born in 1936                                                             Materials Company
                                                                         (construction materials/
                                                                         chemicals)
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Ira D. Hall                        Board member   Treasurer, Texaco                                 Joint Audit,
Texaco, Inc.                       since 2001     Inc. since 1998.                                  Investment
2000 Westchester Avenue                           Prior to that,                                    Review
White Plains, NY 10650                            director,
                                                  International
Born in 1944                                      Operations IBM Corp.
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Heinz F. Hutter                    Board member   Retired president                                 Board
P.O. Box 2187                      since 1994     and chief operating                               Effectiveness,
Minneapolis, MN 55402                             officer, Cargill,                                 Investment
                                                  Incorporated                                      Review
Born in 1929                                      (commodity merchants
                                                  and processors)
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Anne P. Jones                      Board member   Attorney and           Motorola, Inc.             Joint Audit,
5716 Bent Branch Rd.               since 1985     telecommunications     (electronics).             Board
Bethesda, MD 20816                                consultant                                        Effectiveness

Born in 1935
---------------------------------- -------------- ---------------------- -------------------------- -----------------
William R. Pearce                  Board member   RII Weyerhaeuser                                  Executive,
2050 One Financial Plaza           since 1980     World Timberfund,                                 Investment
Minneapolis, MN 55402                             L.P. (develops                                    Review, Board
                                                  timber resources) -                               Effectiveness
Born in 1927                                      management
                                                  committee; Former
                                                  chair, American
                                                  Express Funds
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Alan K. Simpson                    Board member   Former three-term      Biogen, Inc.               Joint Audit,
1201 Sunshine Ave.                 since 1997     United States          (bio-pharmaceuticals).     Contracts
Cody, WY 82414                                    Senator for Wyoming

Born in 1931
---------------------------------- -------------- ---------------------- -------------------------- -----------------
C. Angus Wurtele                   Board member   Retired chair of the   The Valspar Corporation    Contracts,
Suite 1700                         since 1994     board and chief        (paints), Bemis            Investment
Foshay Tower                                      executive officer,     Corporation (packaging).   Review
Minneapolis, MN 55402                             The Valspar
                                                  Corporation
Born in 1934
---------------------------------- -------------- ---------------------- -------------------------- -----------------


Board Members Affiliated with American Express Financial Corporation (AEFC)
---------------------------------- -------------- ---------------------- -------------------------- -----------------
                                   Position
                                   held with      Principal
Name,                              Registrant     occupations
age,                               and length     during past            Other                      Committee
address                            of service     5 years                directorships              memberships
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Peter J. Anderson                  Board member   Senior vice
58600 AXP Financial Center         since 2000,    president -
Minneapolis, MN 55474              vice           investment
                                   president      operations and
Born in 1942                       since 1995     director of AEFC
---------------------------------- -------------- ---------------------- -------------------------- -----------------
David R. Hubers                    Board member   Retired chief          Chronimed Inc.
50643 AXP Financial Center         since 1993     executive officer      (specialty pharmaceutical
Minneapolis, MN 55474                             and director and       distribution),
                                                  current chair of the   RTW Inc. (manages
Born in 1943                                      board of AEFC          worker's compensation
                                                                         programs)
---------------------------------- -------------- ---------------------- -------------------------- -----------------
John R. Thomas                     Board member   Senior vice                                       Executive,
50652 AXP Financial Center         since 1987,    president of AEFC                                 Investment
Minneapolis, MN 55474              president                                                        Review
                                   since 1997
Born in 1937
---------------------------------- -------------- ---------------------- -------------------------- -----------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are:

---------------------------------- -------------- ---------------------- -------------------------- -----------------
Other Officers
---------------------------------- -------------- ---------------------- -------------------------- -----------------
                                   Position
                                   held with      Principal
Name,                              Registrant     occupations
address,                           and length     during past            Other                      Committee
age                                of service     5 years                directorships              memberships
---------------------------------- -------------- ---------------------- -------------------------- -----------------
John M. Knight                     Treasurer      Vice president -
50005 AXP Financial Center         since 1999     investment
Minneapolis, MN 55474                             accounting of AEFC

Born in 1952
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Leslie L. Ogg                      Vice           President of Board
901 S. Marquette Ave.              president      Services Corporation
Minneapolis, MN 55402              and general
                                   counsel
Born in 1938                       since 1978
---------------------------------- -------------- ---------------------- -------------------------- -----------------
Frederick C. Quirsfeld             Vice           Senior vice
53609 AXP Financial Center         president      president - fixed
Minneapolis, MN 55474              since 1998     income and director
                                                  of AEFC
Born in 1947



COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 26 meetings, received the following compensation:



                               Compensation Table


                                                                          Total cash compensation from
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                        $3,080                         $137,750
Lynne V. Cheney                                  2,025                           88,583
Livio D. DeSimone                                  258                           11,933
Ira D. Hall                                        825                           39,333
Heinz F. Hutter                                  2,880                          123,500
Anne P. Jones                                    2,830                          118,350
William R. Pearce                                2,758                          115,450
Alan K. Simpson                                  2,708                          110,250
C. Angus Wurtele                                 2,780                          115,750



As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Blue Chip Advantage Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2001, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended January 31, 2001 and the financial highlights for each of the years in the five-year period ended January 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Blue Chip Advantage Fund as of January 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
March 2, 2001


Financial Statements

Statement of assets and liabilities
AXP Blue Chip Advantage Fund

Jan. 31, 2001

Assets
Investments in securities, at value (Note 1)
     (identified cost $3,966,677,760)                                                       $4,092,403,535
Dividends and accrued interest receivable                                                        2,572,731
Receivable for investment securities sold                                                      190,139,804
Capital shares receivable                                                                              114
                                                                                                       ---
Total assets                                                                                 4,285,116,184
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                    141,399,289
Disbursements in excess of cash on demand deposit                                                  163,367
Accrued investment management services fee                                                          48,836
Accrued distribution fee                                                                            57,266
Accrued service fee                                                                                    990
Accrued transfer agency fee                                                                         17,690
Accrued administrative services fee                                                                  2,606
Other accrued expenses                                                                             329,993
                                                                                                   -------
Total liabilities                                                                              142,020,037
                                                                                               -----------
Net assets applicable to outstanding capital stock                                          $4,143,096,147
                                                                                            ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $    4,206,550
Additional paid-in capital                                                                   4,084,617,784
Undistributed net investment income                                                              1,884,032
Accumulated net realized gain (loss)                                                           (83,064,394)
Unrealized appreciation (depreciation) on investments (Note 5)                                 135,452,175
                                                                                               -----------
Total -- representing net assets applicable to outstanding capital stock                    $4,143,096,147
                                                                                            ==============
Net assets applicable to outstanding shares:             Class A                            $2,247,241,033
                                                         Class B                            $1,529,588,979
                                                         Class C                            $    4,024,686
                                                         Class Y                            $  362,241,449
Net asset value per share of outstanding capital stock:  Class A shares   226,445,637       $         9.92
                                                         Class B shares   157,357,569       $         9.72
                                                         Class C shares       414,881       $         9.70
                                                         Class Y shares    36,436,883       $         9.94
                                                                           ----------       --------------

See accompanying notes to financial statements.



Statement of operations
AXP Blue Chip Advantage Fund

Year ended Jan. 31, 2001

Investment income
Income:
Dividends                                                                                    $  37,374,383
Interest                                                                                        23,299,123
     Less foreign taxes withheld                                                                   (10,383)
                                                                                                   -------
Total income                                                                                    60,663,123
                                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                              18,296,636
Distribution fee
     Class A                                                                                     6,197,866
     Class B                                                                                    16,479,759
     Class C                                                                                        12,713
Transfer agency fee                                                                              5,717,820
Incremental transfer agency fee
     Class A                                                                                       340,444
     Class B                                                                                       379,175
     Class C                                                                                           472
Service fee -- Class Y                                                                             370,213
Administrative services fees and expenses                                                        1,072,481
Compensation of board members                                                                       20,144
Custodian fees                                                                                     276,142
Printing and postage                                                                               595,549
Registration fees                                                                                  276,100
Audit fees                                                                                          24,250
Other                                                                                               28,171
                                                                                                    ------
Total expenses                                                                                  50,087,935
     Earnings credits on cash balances (Note 2)                                                   (297,352)
                                                                                                  --------
Total net expenses                                                                              49,790,583
                                                                                                ----------
Investment income (loss) -- net                                                                 10,872,540
                                                                                                ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                                            251,078,366
     Futures contracts                                                                        (112,053,044)
     Options contracts written (Note 6)                                                          3,932,892
                                                                                                 ---------
Net realized gain (loss) on investments                                                        142,958,214
Net change in unrealized appreciation (depreciation) on investments                           (403,184,037)
                                                                                              ------------
Net gain (loss) on investments                                                                (260,225,823)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations                              $(249,353,283)
                                                                                             =============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Blue Chip Advantage Fund

Year ended Jan. 31,                                                          2001                 2000

Operations and distributions
Investment income (loss) -- net                                        $   10,872,540       $    5,771,753
Net realized gain (loss) on investments                                   142,958,214          481,709,577
Net change in unrealized appreciation (depreciation) on investments      (403,184,037)        (144,389,996)
                                                                         ------------         ------------
Net increase (decrease) in net assets resulting from operations          (249,353,283)         343,091,334
                                                                         ------------          -----------
Distributions to shareholders from:
     Net investment income
         Class A                                                           (7,465,479)          (4,865,443)
         Class B                                                                   --              (13,635)
         Class C                                                               (6,570)                  --
         Class Y                                                           (1,516,459)          (1,174,209)
     Excess distribution of net investment income
         Class A                                                                   --             (505,418)
         Class B                                                                   --               (1,264)
         Class C                                                                   --                   --
         Class Y                                                                   --             (125,091)
     Net realized gain
         Class A                                                         (229,854,442)        (222,300,020)
         Class B                                                         (159,041,137)        (144,513,386)
         Class C                                                             (335,214)                  --
         Class Y                                                          (36,474,803)         (34,190,368)
                                                                          -----------          -----------
Total distributions                                                      (434,694,104)        (407,688,834)
                                                                         ------------         ------------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                              630,368,762          858,316,297
     Class B shares                                                       358,514,414          537,708,369
     Class C shares                                                         4,579,623                   --
     Class Y shares                                                       148,540,066          154,754,757
Reinvestment of distributions at net asset value
     Class A shares                                                       232,702,538          214,088,382
     Class B shares                                                       157,414,746          143,309,158
     Class C shares                                                           336,670                   --
     Class Y shares                                                        37,991,262           35,489,668
Payments for redemptions
     Class A shares                                                      (703,165,874)        (450,445,991)
     Class B shares (Note 2)                                             (315,213,899)        (170,000,172)
     Class C shares (Note 2)                                                 (275,736)                  --
     Class Y shares                                                      (137,225,417)        (140,606,635)
                                                                         ------------         ------------
Increase (decrease) in net assets from capital share transactions         414,567,155        1,182,613,833
                                                                          -----------        -------------
Total increase (decrease) in net assets                                  (269,480,232)       1,118,016,333
Net assets at beginning of year                                         4,412,576,379        3,294,560,046
                                                                        -------------        -------------
Net assets at end of year                                              $4,143,096,147       $4,412,576,379
                                                                       ==============       ==============
Undistributed net investment income                                    $    1,884,032       $           --
                                                                       --------------       --------------

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Blue Chip Advantage Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests in common stocks that are included in a broad market index.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 164 shares of capital stock at $12.23 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write call options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, and the cost of a security for a purchased call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy financial futures contracts and also may buy call options on these future contracts. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.35% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Blue Chip Advantage Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.08% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $923,715 for the year ended Jan. 31, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $6,807,102 for Class A and $1,537,205 for Class B for the year ended Jan. 31, 2001 and $914 for Class C for the period ended Jan. 31, 2001.

During the year ended Jan. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $297,352 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,768,134,336 and $6,256,268,061, respectively, for the year ended Jan. 31, 2001. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $196,829 for the year ended Jan. 31, 2001.

Income from securities lending amounted $171,042 for the year ended Jan. 31, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                        Year ended Jan. 31, 2001
                             Class A       Class B      Class C*     Class Y
Sold                       52,691,552    30,717,027     403,393     12,614,122
Issued for reinvested
   distributions           25,015,390    17,279,173      37,001      4,073,229
Redeemed                  (59,266,834)  (27,153,847)    (25,513)   (11,520,064)
                          -----------   -----------     -------    -----------
Net increase (decrease)    18,440,108    20,842,353     414,881      5,167,287
                           ----------    ----------     -------      ---------

* Inception date was June 26, 2000.

                                        Year ended Jan. 31, 2000
                             Class A       Class B      Class C      Class Y
Sold                       70,306,873    44,520,338        N/A      12,651,836
Issued for reinvested
   distributions           17,613,425    11,947,993        N/A       2,919,894
Redeemed                  (36,683,617)  (14,036,097)       N/A     (11,465,349)
                          -----------   -----------        ---     -----------
Net increase (decrease)    51,236,681    42,432,234        N/A       4,106,381
                           ----------    ----------        ---       ---------

5. STOCK INDEX FUTURES CONTRACTS
As of Jan. 31, 2001, investments in securities included securities valued at $45,970,510 that were pledged as collateral to cover initial margin deposits on 1,349 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2001 was $463,010,525 with a net unrealized gain of $9,726,400. See "Summary of significant accounting policies."

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                  Year ended Jan. 31, 2001
                                                           Calls
                                             Contracts               Premium
Balance Jan. 31, 2000                              --             $        --
Opened                                         29,978               4,985,718
Closed                                        (21,433)             (3,599,617)
Exercised                                      (3,445)               (492,056)
Expired                                        (5,100)               (894,045)
                                               ------                --------
Balance Jan. 31, 2001                              --             $        --
                                                   --             -----------

See "Summary of significant accounting policies."

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Jan. 31, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $53,213,842 as of Jan. 31, 2001, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


10. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                                                    Class A
                                                 2001       2000       1999       1998       1997

Net asset value, beginning of period           $11.80     $11.88     $ 9.49      $8.97      $7.62

Income from investment operations:

Net investment income (loss)                      .05        .03        .06        .10        .09

Net gains (losses) (both realized and
   unrealized)                                   (.76)      1.11       2.55       1.67       1.69

Total from investment operations                 (.71)      1.14       2.61       1.77       1.78

Less distributions:

Dividends from net investment income             (.04)      (.03)      (.06)      (.10)      (.09)

Distributions from realized gains               (1.13)     (1.19)      (.16)     (1.15)      (.34)

Total distributions                             (1.17)     (1.22)      (.22)     (1.25)      (.43)

Net asset value, end of period                 $ 9.92     $11.80     $11.88      $9.49      $8.97

Ratios/supplemental data

Net assets, end of period (in millions)        $2,247     $2,455     $1,863     $1,202       $687

Ratio of expenses to average daily net
   assets(b)                                     .85%       .83%       .73%       .78%       .89%

Ratio of net investment income (loss)
   to average daily net assets                   .50%       .40%       .69%      1.03%      1.18%

Portfolio turnover rate
   (excluding short-term securities)             140%        81%       105%       145%       128%

Total return(c)                                (5.34%)     9.30%     27.71%     20.22%     23.79%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of a sales charge.



Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                                                    Class B
                                                 2001       2000       1999       1998       1997

Net asset value, beginning of period           $11.63     $11.79     $ 9.43      $8.92      $7.59

Income from investment operations:

Net investment income (loss)                       --         --         --        .03        .04

Net gains (losses) (both realized and
   unrealized)                                   (.78)      1.03       2.52       1.66       1.67

Total from investment operations                 (.78)      1.03       2.52       1.69       1.71

Less distributions:

Dividends from net investment income               --         --         --       (.03)      (.04)

Distributions from realized gains               (1.13)     (1.19)      (.16)     (1.15)      (.34)

Total distributions                             (1.13)     (1.19)      (.16)     (1.18)      (.38)

Net asset value, end of period                 $ 9.72     $11.63     $11.79      $9.43      $8.92

Ratios/supplemental data

Net assets, end of period (in millions)        $1,530     $1,588     $1,109       $645       $302

Ratio of expenses to average daily net
   assets(b)                                    1.60%      1.59%      1.49%      1.54%      1.65%

Ratio of net investment income (loss)
   to average daily net assets                  (.25%)     (.36%)     (.07%)      .26%       .39%

Portfolio turnover rate
   (excluding short-term securities)             140%        81%       105%       145%       128%

Total return(c)                                (6.01%)     8.45%     26.75%     19.32%     22.86%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of a sales charge.


Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                              Class C(b)
                                                 2001

Net asset value, beginning of period           $11.99

Income from investment operations:

Net investment income (loss)                      .03

Net gains (losses) (both realized and
   unrealized)                                  (1.16)

Total from investment operations                (1.13)

Less distributions:

Dividends from net investment income             (.03)

Distributions from realized gains               (1.13)

Total distributions                             (1.16)

Net asset value, end of period                 $ 9.70

Ratios/supplemental data

Net assets, end of period (in millions)            $4

Ratio of expenses to average daily net
   assets(c)                                    1.60%(d)

Ratio of net investment income (loss)
   to average daily net assets                   .04%(d)

Portfolio turnover rate
   (excluding short-term securities)             140%

Total return(e)                                (8.79%)

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                                                    Class Y
                                                 2001       2000       1999       1998       1997

Net asset value, beginning of period           $11.81     $11.89     $ 9.50      $8.97      $7.62

Income from investment operations:

Net investment income (loss)                      .06        .04        .07        .11        .10

Net gains (losses) (both realized and
   unrealized)                                   (.75)      1.11       2.55       1.68       1.69

Total from investment operations                 (.69)      1.15       2.62       1.79       1.79

Less distributions:

Dividends from net investment income             (.05)      (.04)      (.07)      (.11)      (.10)

Distributions from realized gains               (1.13)     (1.19)      (.16)     (1.15)      (.34)

Total distributions                             (1.18)     (1.23)      (.23)     (1.26)      (.44)

Net asset value, end of period                 $ 9.94     $11.81     $11.89      $9.50      $8.97

Ratios/supplemental data

Net assets, end of period (in millions)          $362       $369       $323       $239        $77

Ratio of expenses to average daily net
   assets(b)                                     .68%       .69%       .66%       .69%       .72%

Ratio of net investment income (loss)
   to average daily net assets                   .67%       .54%       .77%      1.10%      1.33%

Portfolio turnover rate
   (excluding short-term securities)             140%        81%       105%       145%       128%

Total return(c)                                (5.16%)     9.44%     27.82%     20.35%     24.00%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of a sales charge.


Investments in Securities
AXP Blue Chip Advantage Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (88.0%)
Issuer                                      Shares                Value(a)

Aerospace & defense (0.6%)
United Technologies                         319,700(e)          $23,971,106

Airlines (0.4%)
AMR                                         187,500(b,e)          7,329,375
Delta Air Lines                             154,100(e)            7,276,602
Total                                                            14,605,977

Banks and savings & loans (6.1%)
Bank of America                           1,027,824              55,317,487
Fifth Third Bancorp                         426,200              25,252,350
Firstar                                     780,000              18,408,000
FleetBoston Financial                       966,367              41,882,346
Mellon Financial                            640,300              29,837,980
U.S. Bancorp                                505,100              14,925,705
Washington Mutual                           375,500              18,117,875
Wells Fargo                                 926,900              47,744,619
Total                                                           251,486,362

Beverages & tobacco (2.2%)
Anheuser-Busch                              740,100              32,090,736
Coca-Cola                                   162,800               9,442,400
Philip Morris                               866,700              38,134,800
UST                                         491,600              12,535,800
Total                                                            92,203,736

Chemicals (0.7%)
Du Pont (EI) de Nemours                     377,600              16,504,896
Millipore                                   244,400              13,564,200
Total                                                            30,069,096

Communications equipment & services (2.8%)
Corning                                     757,900              42,980,509
JDS Uniphase                                262,700(b)           14,399,244
Lucent Technologies                         590,570              10,984,602
Nortel Networks                             960,600(c)           36,723,738
Scientific-Atlanta                          183,100              10,986,000
Total                                                           116,074,093

Computer software & services (0.8%)
Oracle                                      646,600(b)           18,832,225
Siebel Systems                              216,800(b)           14,376,550
VERITAS Software                                  3(b)                  285
Total                                                            33,209,060

Computers & office equipment (12.6%)
AOL Time Warner                           1,594,500(b)           83,806,919
Cabletron Systems                           212,200(b)            4,371,320
Cisco Systems                             2,748,600(b)          102,900,712
Compaq Computer                             957,100              22,692,841
Computer Sciences                           193,700(b)           12,513,020
EMC                                         763,912(b)           58,049,673
First Data                                  319,600              19,434,876
Intl Business Machines                      740,800              82,969,600
Juniper Networks                             85,500(b)            9,121,781
Network Appliance                           313,400(b)           16,806,075
Sanmina                                     541,600(b)           26,335,300
Solectron                                   807,100(b)           32,162,935
Sun Microsystems                          1,161,000(b)           35,483,063
Unisys                                    1,050,600(b)           18,017,790
Total                                                           524,665,905

Electronics (6.2%)
Applied Materials                           494,800(b)           24,894,625
Celestica                                   108,000(b,c)          7,133,400
Intel                                     1,730,600              64,032,200
Jabil Circuit                               300,000(b)           11,550,000
Linear Technology                           398,900              24,981,113
Maxim Integrated Products                   562,900(b)           34,372,081
Texas Instruments                         1,064,400              46,620,720
Xilinx                                      766,500(b)           41,391,000
Total                                                           254,975,139

Energy (3.1%)
BP Amoco ADR                                634,000(c)           32,651,000
Chevron                                     513,500              42,764,280
Exxon Mobil                                 626,470              52,717,451
Total                                                           128,132,731

Energy equipment & services (1.7%)
Halliburton                                 909,600              37,466,424
Transocean Sedco Forex                      738,800              33,578,460
Total                                                            71,044,884

Financial services (8.1%)
Capital One Financial                       290,500(e)           18,307,310
Citigroup                                 1,487,500              83,255,375
Fannie Mae                                  600,400              44,537,672
Freddie Mac                                 358,500              21,868,500
Lehman Brothers Holdings                    379,700              31,241,716
MBNA                                      1,051,250              38,044,738
Merrill Lynch                               366,100              26,542,250
Morgan Stanley, Dean Witter,
     Discover & Co                          355,400              30,120,150
Providian Financial                         768,500              44,841,975
Total                                                           338,759,686

Food (0.4%)
Heinz (HJ)                                  422,500              18,501,275

Health care (11.5%)
Allergan                                    358,100              29,274,675
ALZA                                        667,900(b)           27,651,060
American Home Products                      511,900              30,253,290
Amgen                                       702,100(b,e)         49,366,406
Baxter Intl                                 390,200              34,290,776
Guidant                                     541,400(b)           26,799,300
King Pharmaceuticals                        401,100(b)           18,173,841
Lilly (Eli)                                 374,100              29,479,080
Medtronic                                   478,100              25,817,400
Merck & Co                                  252,100              20,717,578
Pfizer                                    2,250,090             101,591,564
Pharmacia                                   769,746              43,121,171
Schering-Plough                             838,700              42,270,480
Total                                                           478,806,621

Health care services (1.3%)
Cardinal Health                             132,200              12,598,660
HCA-The Healthcare                          536,400              20,066,724
Tenet Healthcare                            447,600              19,524,312
Total                                                            52,189,696

Household products (0.7%)
Colgate-Palmolive                           142,000(e)            8,531,360
Kimberly-Clark                              286,300              18,537,925
Total                                                            27,069,285

Insurance (2.3%)
American Intl Group                         741,562              63,047,601
Marsh & McLennan                            307,000              33,202,050
Total                                                            96,249,651

Leisure time & entertainment (2.7%)
Disney (Walt)                             1,041,800              31,722,810
Harley-Davidson                             598,300              27,156,837
Viacom Cl B                                 959,551(b)           52,967,215
Total                                                           111,846,862

Media (1.2%)
Clear Channel Communications                311,500(b)           20,312,915
Infinity Broadcasting Cl A                  610,600(b)           19,997,150
Univision Communications Cl A               173,100(b)            7,379,253
Total                                                            47,689,318

Metals (0.3%)
Alcoa                                       313,400              11,514,316

Miscellaneous (0.5%)
Convergys                                   404,700(b)           19,227,297

Multi-industry conglomerates (5.9%)
Emerson Electric                            305,400              23,210,400
General Electric                          3,079,700             141,666,200
Robert Half Intl                            745,400(b)           19,939,450
Tyco Intl                                   996,000(c)           61,353,600
Total                                                           246,169,650

Retail (7.8%)
Best Buy                                    670,100(b)           33,370,980
CVS                                         312,300              18,488,160
Federated Dept Stores                       475,500(b)           21,188,280
Gap                                         623,100              20,313,060
Home Depot                                1,017,700              49,053,140
Kohl's                                      555,700(b)           39,454,700
Kroger                                    1,374,400(b)           33,741,520
May Department Stores                       494,400              19,256,880
Safeway                                     610,300(b)           30,923,901
Target                                      322,500(e)           12,248,550
Wal-Mart Stores                             596,700              33,892,560
Walgreen                                    226,100               9,256,534
Total                                                           321,188,265

Utilities -- electric (2.0%)
AES                                         338,300(b)           19,496,229
Calpine                                     453,700(b)           18,107,167
Duke Energy                                 521,800              19,082,226
Exelon                                      407,500(e)           24,657,825
Total                                                            81,343,447

Utilities -- gas (1.3%)
El Paso Energy                              486,240              30,584,496
Enron                                       284,700              22,776,000
Total                                                            53,360,496

Utilities -- telephone (4.9%)
AT&T - Liberty Media Group Cl A           1,226,200(b)           20,722,780
BellSouth                                 1,126,982(e)           47,502,291
SBC Communications                        1,437,623              69,509,072
Verizon                                   1,183,400              65,027,830
Total                                                           202,761,973

Total common stocks
(Cost: $3,521,311,503)                                       $3,647,115,927

Short-term securities (10.7%)
Issuer                  Annualized        Amount                  Value(a)
                       yield on date    payable at
                        of purchase      maturity

U.S. government agencies (3.1%)
Federal Home Loan Bank Disc Nts
         03-02-01          6.16%        $10,000,000              $9,947,242
         03-21-01          5.45           9,400,000               9,330,781
Federal Home Loan Mtge Corp Disc Nts
         03-06-01          5.52          28,100,000              27,954,302
         03-30-01          5.38          20,400,000              20,224,656
Federal Natl Mtge Assn Disc Nts
         02-01-01          6.42           7,100,000               7,098,667
         02-08-01          6.38           5,700,000               5,691,528
         03-08-01          5.52          30,000,000              29,835,300
         03-15-01          5.54          17,300,000              17,184,485
Total                                                           127,266,961

Commercial paper (7.6%)
ABN Amro NA Finance
         03-12-01          5.60           7,400,000               7,354,202
Alabama Power
         04-12-01          5.58          11,000,000              10,881,331
         04-19-01          5.52          17,900,000              17,687,855
Alcoa
         02-07-01          5.76             600,000                 599,329
         02-20-01          6.43           7,000,000               6,974,644
Caterpillar
         02-09-01          6.46           7,300,000(d)            7,288,228
Clorox
         02-05-01          6.48          12,400,000              12,388,857
Commerzbank U.S. Finance
         03-08-01          5.51          11,800,000              11,735,336
Edison Asset Securitization
         04-23-01          5.58          11,800,000(d)           11,652,979
Fleet Funding
         02-20-01          5.70           8,800,000(d)            8,772,231
         03-15-01          5.64           3,700,000(d)            3,674,845
Heinz (HJ)
         02-28-01          6.47           2,200,000               2,188,963
Natl Rural Utilities
         02-26-01          5.72           4,800,000(d)            4,780,240
         03-15-01          5.47           4,900,000               4,868,219
Paccar Financial
         02-05-01          6.52           3,500,000               3,496,792
Preferred Receivables
         02-15-01          6.46          21,400,000(d)           21,342,575
Receivables Capital
         02-16-01          6.49          15,000,000(d)           14,954,902
Salomon Smith Barney
         02-14-01          6.47          17,400,000              17,355,677
SBC Communications
         02-02-01          6.51          15,000,000(d)           14,994,575
         02-28-01          5.74           6,600,000(d)            6,570,688
         03-01-01          5.74          19,800,000(d)           19,708,925
Student Loan Mtge Assn Disc Nt
         03-01-01          5.54          30,000,000              29,866,598
Toyota Motor Credit
         02-08-01          6.45          20,600,000(d)           20,570,519
         02-09-01          5.77          11,500,000(d)           11,483,440
         02-13-01          5.77          22,400,000              22,353,408
USAA Capital
         02-20-01          5.70           5,900,000               5,881,382
         03-09-01          5.55          18,700,000              18,593,907
Total                                                           318,020,647

Total short-term securities
(Cost: $445,366,257)                                           $445,287,608

Total investments in securities
(Cost: $3,966,677,760)(f)                                    $4,092,403,535

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 3.33% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                             Contracts
     Purchase contracts
     S&P 500 Index, March 2001                                        1,349

(f) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $3,993,298,176 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 247,242,824
     Unrealized depreciation                                   (148,137,465)
                                                               ------------
     Net unrealized appreciation                               $ 99,105,359
                                                            ------------

                       AXP(R)MARKET ADVANTAGE SERIES, INC.


                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                            AXP(R) S&P 500 INDEX FUND
                            AXP(R) MID CAP INDEX FUND
                      AXP(R) TOTAL STOCK MARKET INDEX FUND
                     AXP(R) INTERNATIONAL EQUITY INDEX FUND
                         AXP(R) NASDAQ 100 INDEX(R) FUND


 (singularly and collectively, where the context requires, referred to as the "Fund")


                                 March 30, 2001

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your selling agent or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling 800-862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist.......................................................p. 3

Fundamental Investment Policies.............................................p. 5

Investment Strategies and Types of Investments..............................p. 6

Information Regarding Risks and Investment Strategies.......................p. 8

Security Transactions.......................................................p.30

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation......................................p.33

Performance Information.....................................................p.33

Valuing Fund Shares.........................................................p.34


Investing in the Fund.......................................................p.36


Selling Shares..............................................................p.36


Capital Loss Carryover......................................................p.37

Taxes.......................................................................p.37

Agreements..................................................................p.39

Organizational Information..................................................p.43

Board Members and Officers..................................................p.45


Compensation for Board Members..............................................p.48


Independent Auditors........................................................p.49

Appendix A: Description of Ratings..........................................p.50

Appendix B: Additional Information about the Indexes........................p.54

MUTUAL FUND CHECKLIST
------------------------------------------------------------------------------

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

(All Funds)

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry, unless that industry represents more than 25% of the index tracked by the Fund. For all other industries, in accordance with the current interpretation by the Securities and Exchange Commission (SEC), no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


------------------------------------------- -------------------------------------------------------------------
Investment strategies & types of                                      Allowable for
investments:                                                             the Fund
------------------------------------------- ----------- ------------- ------------- ------------- -------------
                                                                      AXP Total     AXP
                                            AXP S&P     AXP Mid       Stock         International AXP Nasdaq
                                            500 Index   Cap           Market        Equity        100 Index
                                            Fund        Index Fund    Index Fund    Index Fund    Fund
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Agency and Government Securities               yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Borrowing                                      yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Cash/Money Market Instruments                  yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Collateralized Bond Obligations                yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Commercial Paper                               yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Common Stock                                   yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Convertible Securities                         yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Corporate Bonds                                yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Debt Obligations                               yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Depositary Receipts                            yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Derivative Instruments                         yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Foreign Currency Transactions                  yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Foreign Securities                             yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk         no           no            no            no            no
Bonds)
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Illiquid and Restricted Securities             yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Indexed Securities                             yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Inverse Floaters                                no           no            no            no            no
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Investment Companies                           yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Lending of Portfolio Securities                yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Loan Participations                            yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Mortgage- and Asset-Backed Securities           no           no            no            no            no
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Mortgage Dollar Rolls                           no           no            no            no            no
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Municipal Obligations                          yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Preferred Stock                                yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Real Estate Investment Trusts                  yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Repurchase Agreements                          yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Reverse Repurchase Agreements                  yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Short Sales                                    yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Sovereign Debt                                 yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Structured Products                            yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Variable- or Floating-Rate Securities          yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Warrants                                       yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
When-Issued Securities                         yes          yes           yes           yes           yes
------------------------------------------- ----------- ------------- ------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind      yes          yes           yes           yes           yes
Securities
------------------------------------------- ----------- ------------- ------------- ------------- -------------

The following are guidelines that may be changed by the board at any time:

(All Funds)

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Indexes, see Appendix B.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions


Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.


Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


For fiscal year ended Jan. 31, 2001 and fiscal period from Oct. 25, 1999 (when shares became publicly available) to Jan 31, 2000, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

                                       Fiscal Year               Fiscal Period
Fund                                      2001                       2000
-------------------------------------------------------------------------------
S&P 500 Index Fund                    $   24,492                  $   3,408
Mid Cap Index Fund                         8,044                      2,530
Total Stock Market Index Fund              3,660                      4,854
International Equity Index Fund            5,205                     13,474
Nasdaq 100 Index Fund                     29,344                      3,153

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, Nasdaq 100 Index Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the end of the most recent fiscal year, S&P 500 Index Fund, Mid Cap Index Fund, Total Stock Market Index Fund and International Equity Index Fund held securities of their regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                       Value of Securities
Name of Issuer                                     owned at end of fiscal year
--------------                                     ---------------------------

S&P 500 Index Fund
American Express                                            $550,835
Bank of America                                              770,271
Bear Stearns Companies                                        57,875
FleetBoston Financial                                        344,943
J.P. Morgan Chase                                            920,009
Lehman Brothers Holdings                                     172,541
Merrill Lynch                                                516,490
Morgan Stanley                                               835,210
Schwab (Charles)                                             321,330

Mid Cap Index Fund
Edwards (AG)                                                  82,873
Investment Technology Group                                   32,249
Legg Mason                                                    74,504

Total Stock Market Index Fund
AmeriTrade Holding                                             9,543
American Express                                             135,977
Bank of America                                              190,145
Bear Strearns                                                 11,723
Edwards (AG)                                                   6,871
E*TRADE                                                        9,492
FleetBoston Financial                                         82,388
Goldman Sachs Group                                           32,078
Investment Technology Group                                    4,278
Jeffries Group                                                 3,055
J.P. Morgan Chase                                            227,080
Knight Trading Group                                           4,208
Legg Mason                                                     4,864
LaBranche                                                      9,179
Lehman Brothers Holdings                                      42,045
Merrill Lynch                                                127,454
Morgan Keegan                                                  3,161
Morgan Stanley                                               206,111
PNC Financial Services Group                                  45,078
Raymond James Financial                                        4,425
Schwab (Charles)                                              76,800

International Equity Index Fund
Credit Suisse Group                                          162,989

The portfolio turnover rates in the two most recent fiscal periods were as follows:

                                          Fiscal Year           Fiscal Period
Fund                                         2001                    2000
-------------------------------------------------------------------------------
S&P 500 Index Fund                            82%                     37%
Mid Cap Index Fund                           109                      16
Total Stock Market Index Fund                 25                       4
International Equity Index Fund                8                       4
Nasdaq 100 Index Fund                        114                      51

Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the two most recent fiscal periods.


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                    ---------
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.


Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.


VALUING FUND SHARES
-------------------------------------------------------------------------------


As of the end of the most recent fiscal year, the computation looked like this:




                                Net                         Shares
Fund                            assets                      outstanding              Net asset value of one share
------------------------------- --------------- ----------- -------------- --------- ----------------------------

S&P 500 Index Fund                              divided by                 equals
   Class D                       $ 21,164,131                 3,993,225                      $ 5.30
   Class E                         87,490,613                16,488,057                        5.31
Mid Cap Index Fund
   Class D                          8,639,192                 1,392,704                        6.20
   Class E                         11,278,684                 1,816,614                        6.21
Total Stock Market Index Fund
   Class D                          8,909,700                 1,633,609                        5.45
   Class E                         23,832,979                 4,369,819                        5.45
International Equity Index
Fund
   Class D                          7,863,074                 1,639,628                        4.80
   Class E                         14,780,078                 3,079,152                        4.80
Nasdaq 100 Index Fund
   Class D                         24,907,321                 4,733,098                        5.26
   Class E                         12,569,730                 2,381,817                        5.28



In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

Class E shares are available to certain institutional investors. Class E shares are sold without a sales charge and are not subject to a distribution fee. The following institutional investors are eligible to purchase Class E shares:

o    Qualified employee benefit plans* if the plan:

     - uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

     - does not use daily transfer recordkeeping and has

         - at least $3 million invested in American Express mutual funds or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million invested in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

o Eligibility must be determined in advance. To do so, contact your financial advisor.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

REJECTION OF BUSINESS


The Fund or AECSC reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------

For federal income tax purposes, International Equity Index Fund and Nasdaq 100 Index Fund had total capital loss carryovers of $39,931 and $985,682, respectively, at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                                         2010
----                                         ----
International Equity Index Fund           $ 39,931
Nasdaq 100 Index Fund                      985,682

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
-------------------------------------------------------------------------------


You may be able to defer taxes on current income from a Fund by investing through an IRA 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, the following percent of each Fund's net investment income dividends qualified for the corporate deduction.

                                              Fiscal Year
Fund                                              2001
-------------------------------------------------------------------------------
S&P 500 Index Fund                               42.97%
Mid Cap Index Fund                                9.62
Total Stock Market Index Fund                    53.64
International Equity Index Fund                      0
Nasdaq 100 Index Fund                             2.33

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay that income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

Investment Management Services Agreement

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


                    AXP S&P 500 Index Fund                  AXP Mid Cap Index Fund
                    ----------------------                  ----------------------
                  Assets           Annual rate at         Assets         Annual rate at
                (billions)        each asset level      (billions)      each asset level
           -----------------     -----------------   ---------------   -----------------
           First     $0.25             0.24%         First     $0.25         0.26%
           Next       0.25             0.24          Next       0.25         0.26
           Next       0.25             0.24          Next       0.25         0.26
           Next       0.25             0.24          Next       0.25         0.26
           Next       1.00             0.23          Next       1.00         0.25
           Next       3.00             0.22          Next       3.00         0.24
           Over       5.00             0.21          Over       5.00         0.23

              AXP Total Stock Market Index Fund        AXP International Equity Index Fund
              ---------------------------------        -----------------------------------
                  Assets           Annual rate at         Assets         Annual rate at
                (billions)        each asset level      (billions)      each asset level
           -----------------     -----------------   ---------------   -----------------
           First     $0.25              0.30%        First     $0.25           0.50%
           Next       0.25              0.30         Next       0.25           0.50
           Next       0.25              0.29         Next       0.25           0.49
           Next       0.25              0.29         Next       0.25           0.49
           Next       1.00              0.28         Next       1.00           0.48
           Next       3.00              0.27         Next       3.00           0.47
           Over       5.00              0.26         Over       5.00           0.46

                                AXP Nasdaq 100 Index Fund
                                --------------------------
                                  Assets           Annual rate at
                                (billions)        each asset level
                            -----------------     -----------------
                              First   $0.25             0.38%
                              Next     0.25             0.38
                              Next     0.25             0.37
                              Next     0.25             0.37
                              Next     1.00             0.36
                              Next     3.00             0.35
                              Over     5.00             0.34


On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to the following percent on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Fund                                        Daily rate
-------------------------------------------------------------------------------
S&P 500 Index Fund                             0.24%
Mid Cap Index Fund                             0.26
Total Stock Market Index Fund                  0.30
International Equity Index Fund                0.50
Nasdaq 100 Index Fund                          0.38

The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past two fiscal periods. AEFC has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.

                                         Fiscal Year             Fiscal Period
Fund                                         2001                     2000
-------------------------------------------------------------------------------
S&P 500 Index Fund                          $ 91,192                $ 8,319
Mid Cap Index Fund                            42,990                  8,233
Total Stock Market Index Fund                 82,421                 19,190
International Equity Index Fund              113,407                 29,704
Nasdaq 100 Index Fund                        160,582                 17,173

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Funds, approved by the board. Under the Agreement each Fund pays nonadvisory expenses, net of expenses voluntarily reimbursed by AEFC. The table below shows the expenses paid over the past two fiscal periods.

                                            Fiscal Year           Fiscal Period
Fund                                            2001                   2000
-------------------------------------------------------------------------------
S&P 500 Index Fund                           $ (18,972)              $ 1,122
Mid Cap Index Fund                               8,779                 2,525
Total Stock Market Index Fund                    5,520                 5,216
International Equity Index Fund                  6,865                   151
Nasdaq 100 Index Fund                          (9,480)                 3,726

Sub-Investment Adviser:


State  Street  Global   Advisors   (Sub-Adviser)   manages  the  assets  of  AXP
International Equity Index Fund. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Sub-Advisory Agreement with AEFC.


Sub-Adviser has been providing investment advisory services since 1978, and as of Jan. 31, 2001 manages more than $725 billion in assets. Sub-Adviser is a division of State Street Bank and Trust Company, a wholly-owned subsidiary of State Street Corporation. State Street Corporation services financial assets, including custody, pricing and asset management, for retail and institutional clients. Effective May 1, 2001, the Sub-Adviser will be SSgA Funds Management, Inc., a wholly-owned subsidiary of State Street Corporation.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

       AXP S&P 500 Index Fund                   AXP Mid Cap Index Fund
       ----------------------                  -----------------------
         Assets           Annual rate at         Assets         Annual rate at
       (billions)        each asset level      (billions)      each asset level
     -----------------   -----------------   ---------------   ----------------
      First     $0.25         0.080%         First     $0.25         0.080%
      Next       0.25         0.080          Next       0.25         0.080
      Next       0.25         0.080          Next       0.25         0.080
      Next       0.25         0.080          Next       0.25         0.080
      Next       1.00         0.075          Next       1.00         0.075
      Next       3.00         0.070          Next       3.00         0.070
      Over       5.00         0.065          Over       5.00         0.065


             AXP Total Stock Market Index Fund        AXP International Equity Index Fund
             ---------------------------------        -----------------------------------
               Assets           Annual rate at         Assets         Annual rate at
             (billions)        each asset level      (billions)      each asset level
         -----------------     ----------------   ---------------   -----------------
          First     $0.25        0.110%            First     $0.25      0.100%
          Next       0.25        0.110             Next       0.25      0.100
          Next       0.25        0.105             Next       0.25      0.095
          Next       0.25        0.105             Next       0.25      0.095
          Next       1.00        0.100             Next       1.00      0.090
          Next       3.00        0.095             Next       3.00      0.085
          Over       5.00        0.090             Over       5.00      0.080


                                  AXP Nasdaq 100 Index Fund
                                 ---------------------------
                                 Assets           Annual rate at
                               (billions)        each asset level
                             -----------------    -----------------
                              First   $0.25           0.060%
                              Next     0.25           0.060
                              Next     0.25           0.055
                              Next     0.25           0.055
                              Next     1.00           0.050
                              Next     3.00           0.045
                              Over     5.00           0.040


On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to the following percent on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Fund                                        Daily rate
-------------------------------------------------------------------------------
S&P 500 Index Fund                             0.080%
Mid Cap Index Fund                             0.080
Total Stock Market Index Fund                  0.110
International Equity Index Fund                0.100
Nasdaq 100 Index Fund                          0.060

The following fees were paid under the agreement for the two most recent fiscal periods.

                                               Fiscal Year       Fiscal Period
Fund                                              2001                2000
-------------------------------------------------------------------------------
S&P 500 Index Fund                            $ 28,673               $ 3,622
Mid Cap Index Fund                              13,227                 3,382
Total Stock Market Index Fund                   27,809                 6,935
International Equity Index Fund                 22,682                 8,210
Nasdaq 100 Index Fund                           23,913                 2,712


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $19 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class D shares, to help defray the cost of distribution and servicing, the Fund and the Distributor entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee for expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.


Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class D shares; and overhead appropriately allocated to the sale of Class D shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


The following fees were paid under the Plan for Class D shares for the most recent fiscal year.

                                             Fiscal Year
Fund                                             2001
-------------------------------------------------------------------------------
S&P 500 Index Fund                            $ 39,302
Mid Cap Index Fund                              16,719
Total Stock Market Index Fund                   22,045
International Equity Index Fund                 18,517
Nasdaq 100 Index Fund                           64,508



CUSTODIAN AGREEMENT


The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------


The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $94 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $245 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,500 financial advisors.


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                             Date of            Form of         State of     Fiscal
Fund                                       Organization       Organization    Organization  Year End  Diversified
--------------------------------------- ------------------- ----------------- ------------- --------- -----------

AXP Bond Fund, Inc.                          6/27/74,         Corporation        NV/MN        8/31       Yes
                                            6/31/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Discovery Fund, Inc.                     4/29/81,         Corporation        NV/MN        7/31       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Equity Select Fund, Inc.**               3/18/57,         Corporation        NV/MN       11/30       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Extra Income Fund, Inc.                  8/17/83          Corporation          MN         5/31       Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Federal Income Fund, Inc.                3/12/85          Corporation          MN         5/31       Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Global Series, Inc.                      10/28/88         Corporation          MN        10/31
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Emerging Markets Fund                                                                             Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Global Balanced Fund                                                                              Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Global Bond Fund                                                                                   No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Global Growth Fund                                                                                Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Innovations Fund                                                                                  Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Growth Series, Inc.                      5/21/70,         Corporation        NV/MN        7/31
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Growth Fund                                                                                       Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Research Opportunities Fund                                                                       Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP High Yield Tax-Exempt Fund, Inc.        12/21/78,         Corporation        NV/MN       11/30       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP International Fund, Inc.                 7/18/84          Corporation          MN        10/31
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
    AXP European Equity Fund                                                                              No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
    AXP International Fund                                                                               Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Investment Series, Inc.                  1/18/40,         Corporation        NV/MN        9/30
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Diversified Equity Income Fund                                                                    Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Mutual                                                                                            Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Managed Series, Inc.                     10/9/84          Corporation          MN         9/30
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Managed Allocation Fund                                                                           Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Market Advantage Series, Inc.            8/25/89          Corporation          MN         1/31
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Blue Chip Advantage Fund                                                                          Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP International Equity Index Fund                                                                    No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Mid Cap Index Fund                                                                                 No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Nasdaq 100 Index Fund                                                                              No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP S&P 500 Index Fund                                                                                 No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Small Company Index Fund                                                                          Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Total Stock Market Index Fund                                                                      No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Money Market Series, Inc.                8/22/75,         Corporation        NV/MN        7/31
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Cash Management Fund                                                                              Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP New Dimensions Fund, Inc.                2/20/68,         Corporation        NV/MN        7/31
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Growth Dimensions Fund                                                                            Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP New Dimensions Fund                                                                               Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Precious Metals Fund, Inc.               10/5/84          Corporation          MN         3/31        No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Progressive Fund, Inc.                   4/23/68,         Corporation        NV/MN        9/30       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Selective Fund, Inc.                     2/10/45,         Corporation        NV/MN        5/31       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Stock Fund, Inc.                         2/10/45,         Corporation        NV/MN        9/30       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Strategy Series, Inc.                    1/24/84          Corporation          MN         3/31
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Equity Value Fund**                                                                               Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Focus 20 Fund                                                                                      No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Small Cap Advantage Fund                                                                          Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Small Cap Growth Fund                                                                             Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Strategy Aggressive Fund**                                                                        Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Tax-Exempt Series, Inc.                  9/30/76,         Corporation        NV/MN       11/30
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Intermediate Tax-Exempt Fund                                                                      Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Tax-Exempt Bond Fund                                                                              Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Tax-Free Money Fund, Inc.                2/29/80,         Corporation        NV/MN       12/31       Yes
                                            6/13/86***
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Utilities Income Fund, Inc.              3/25/88          Corporation          MN         6/30       Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP California Tax-Exempt Trust               4/7/86           Business            MA         6/30
                                                               Trust****
   AXP California Tax-Exempt Fund                                                                         No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
AXP Special Tax-Exempt Series Trust           4/7/86           Business            MA         6/30
                                                               Trust****
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Insured Tax-Exempt Fund                                                                           Yes
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Massachusetts Tax-Exempt Fund                                                                      No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Michigan Tax-Exempt Fund                                                                           No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Minnesota Tax-Exempt Fund                                                                          No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP New York Tax-Exempt Fund                                                                           No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------
   AXP Ohio Tax-Exempt Fund                                                                               No
--------------------------------------- ------------------- ----------------- ------------- --------- -----------

* At the shareholders meeting held on June 16, 1999, shareholders approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholders meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***  Date merged into a Minnesota corporation incorporated on 4/7/86.
**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 64 American Express mutual funds.

Peter J. Anderson**
Born in 1942
200 AXP Financial Center
Minneapolis, MN 55474


Senior vice president - investments and director of AEFC. Vice president - investments of the Fund.


H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN 55402

Retired chairman and chief executive officer, General Mills, Inc. (consumer foods and restaurants). Director, Merck & Co., Inc. (pharmaceuticals).

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN 55402


Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.


Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.

Livio D. DeSimone
Born in 1936
Minnesota Mining and Manufacturing Corporation
3M Center, Building 220-14W-05
St. Paul, MN 55144-1000

Retired chairman of the board and chief executive officer, Minnesota Mining and Manufacturing (3M). Director, Cargill, Incorporated (commodity merchants and processors), Target Corporation, General Mills, Inc. (consumer foods and restaurants) and Vulcan Materials Company (construction materials/chemicals).

Ira D. Hall
Born in 1944
Texaco, Inc.
2000 Westchester Avenue
White Plains, NY 10650

Treasurer, Texaco Inc.

David R. Hubers**
Born in 1943
200 AXP Financial Center
Minneapolis, MN 55474

Former president, chief executive officer and director of AEFC.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN 55402

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD 20816

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics).

William R. Pearce+'
Born in 1927
P.O. Box 2187
Minneapolis, MN 55402

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY 82414

Visiting lecturer at the University of Wyoming. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
200 AXP Financial Center
Minneapolis, MN 55474


Senior vice president of AEFC. President of the Fund.


C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN 55402

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging).


+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, Mr. Thomas, who is president, and Mr. Anderson, who is vice president, the Fund's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN 55402


President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:


Frederick C. Quirsfeld
Born in 1947
200 AXP Financial Center
Minneapolis, MN 55474


Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


John M. Knight
Born in 1952
200 AXP Financial Center
Minneapolis, MN 55474


Vice president - investment accounting of AEFC. Treasurer for the Fund.


COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 26 meetings, received the following compensation:




                               Compensation Table
                               S&P 500 Index Fund

                                                                   Total cash compensation from
                               Aggregate                           American Express Funds and
Board member                   compensation from the Fund          Preferred Master Trust Group
--------------------------     -----------------------------       ------------------------------
H. Brewster Atwater, Jr.              $930                              $137,750
Lynne V. Cheney                        375                                88,583
Livio D. DeSimone                      108                                11,933
Ira D. Hall                            375                                39,333
Heinz F. Hutter                        730                               123,500
Anne P. Jones                          630                               118,350
William R. Pearce                      758                               115,450
Alan K. Simpson                        558                               110,250
C. Angus Wurtele                       630                               115,750

                               Compensation Table
                          Total Stock Market Index Fund

                                                                   Total cash compensation from
                               Aggregate                           American Express Funds and
Board member                   compensation from the Fund          Preferred Master Trust Group
--------------------------     -----------------------------       ------------------------------
H. Brewster Atwater, Jr.               $1,321                           $137,750
Lynne V. Cheney                           867                             88,583
Livio D. DeSimone                         108                             11,933
Ira D. Hall                               375                             39,333
Heinz F. Hutter                         1,121                            123,500
Anne P. Jones                           1,071                            118,350
William R. Pearce                       1,000                            115,450
Alan K. Simpson                           950                            110,250
C. Angus Wurtele                        1,021                            115,750





                               Compensation Table
                         International Equity Index Fund
                                                                 Total cash compensation from
                             Aggregate                           American Express Funds and
Board member                 compensation from the Fund          Preferred Master Trust Group
--------------------------   -----------------------------       ------------------------------
H. Brewster Atwater, Jr.              $1,321                            $137,750
Lynne V. Cheney                          867                              88,583
Livio D. DeSimone                        108                              11,933
Ira D. Hall                              375                              39,333
Heinz F. Hutter                        1,121                             123,500
Anne P. Jones                          1,071                             118,350
William R. Pearce                      1,000                             115,450
Alan K. Simpson                          950                             110,250
C. Angus Wurtele                       1,021                             115,750

                               Compensation Table
                              Nasdaq 100 Index Fund

                                                                  Total cash compensation from
                              Aggregate                           American Express Funds and
Board member                  compensation from the Fund          Preferred Master Trust Group
--------------------------    -----------------------------       ------------------------------
H. Brewster Atwater, Jr.               $1,321                           $137,750
Lynne V. Cheney                           867                             88,583
Livio D. DeSimone                         108                             11,933
Ira D. Hall                               375                             39,333
Heinz F. Hutter                         1,121                            123,500
Anne P. Jones                           1,071                            118,350
William R. Pearce                       1,000                            115,450
Alan K. Simpson                           950                            110,250
C. Angus Wurtele                        1,021                            115,750


No board compensation was paid for Mid Cap Index Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

                         Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                                   APPENDIX B

                    ADDITIONAL INFORMATION ABOUT THE INDEXES

AXP S&P 500 Index Fund and AXP Mid Cap Index Fund (S&P 500 Index Fund and Mid Cap Index Fund) are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of S&P 500 Index Fund or Mid Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in S&P 500 Index Fund or Mid Cap Index Fund particularly or the ability of the S&P Indexes to track general stock market performance. S&P's only relationship to S&P 500 Index Fund and Mid Cap Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes, which are determined, composed and calculated by S&P without regard to S&P 500 Index Fund and Mid Cap Index Fund. S&P has no obligation to take the needs of S&P 500 Index Fund and Mid Cap Index Fund or their shareholders into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of S&P 500 Index Fund and Mid Cap Index Fund or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds' shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of S&P 500 Index Fund and Mid Cap Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEXES) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, THEIR SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

AXP Total  Stock  Market  Index Fund  (Total  Stock  Market  Index  Fund) is not
sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated (Wilshire). Wilshire makes no representation or warranty, express or implied, to the shareholders of Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Total Stock Market Index Fund particularly or the ability of the Wilshire 5000 Index to track general stock market performance. Wilshire's only relationship to Total Stock Market Index Fund is the licensing of certain trademarks and trade names of Wilshire. The Wilshire 5000 Index is composed and calculated without regard to Total Stock Market Index Fund. Wilshire has no obligation to take the needs of Total Stock Market Index Fund or its shareholders into consideration in determining, composing or calculating the Wilshire 5000 Index. Wilshire does not guarantee the accuracy or the completeness of the Wilshire 5000 Index or any data included therein and Wilshire shall have no liability for any errors, omissions or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the Wilshire 5000 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 5000 Index or any data included therein.
Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

AXP International Equity Index Fund (International Equity Index Fund) is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of International Equity Index Fund or any member of the public regarding the advisability of investing in funds generally or in International Equity Index Fund particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to International Equity Fund. MSCI has no obligation to take the needs of International Equity Index Fund or the owners of shares of International Equity Index Fund into consideration in determining, composing or calculating the MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of International Equity Index Fund to be issued or in the determination or calculation of the equation by which the shares of International Equity Index Fund are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of shares of International Equity Index Fund in connection with the administration, marketing or trading of the fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI EAFE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF SHARES OF INTERNATIONAL EQUITY INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI EAFE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

AXP Nasdaq 100 Index Fund (Nasdaq 100 Index Fund) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to Nasdaq 100 Index Fund. The Corporations make no representation or warranty, express or implied, to the owners of shares of Nasdaq 100 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Nasdaq 100 Index Fund particularly or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to AEFA (Licensee) is the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), or Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the Licensee or Nasdaq 100 Index Fund. Nasdaq has no obligation to take the needs of the Licensee or the shareholders of Nasdaq 100 Index Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of shares of Nasdaq 100 Index Fund to be issued or in the determination or calculation of the equation by which the shares of Nasdaq 100 Index Fund are redeemable for cash. The Corporations have no liability in connection with the administration, marketing or trading of Nasdaq 100 Index Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE, SHAREHOLDERS OF NASDAQ 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2001, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended January 31, 2001 and for the period from October 25, 1999 (when shares became publicly available) to January 31, 2000. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund as of January 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
March 2, 2001


Financial Statements

Statements of assets and liabilities

AXP Market Advantage Series, Inc.
                                                                     AXP               AXP            AXP Total
                                                                   S&P 500           Mid Cap        Stock Market
Jan. 31, 2001                                                    Index Fund        Index Fund        Index Fund

Assets
Investments in securities, at value (Note 1)
     (identified cost $109,136,195, $18,131,230
     and $31,237,885)                                          $108,628,191       $19,929,354      $32,746,743
Cash in bank on demand deposit                                       78,456                --           70,906
Expense receivable from AEFC                                            311               108               14
Capital shares receivable                                           183,337            47,830               --
Dividends and accrued interest receivable                            69,501            10,145           20,959
Receivable for investment securities sold                            88,122           961,996        1,070,250
                                                                     ------           -------        ---------
Total assets                                                    109,047,918        20,949,433       33,908,872
                                                                -----------        ----------       ----------

Liabilities
Disbursements in excess of cash on demand deposit                        --            61,239               --
Capital shares payable                                               55,225                --               --
Payable for investment securities purchased                         256,676           938,506        1,091,638
Accrued investment management services fee                              713               142              269
Accrued distribution fee                                                145                59               61
Accrued transfer agency fee                                             502                21               14
Accrued administrative services fee                                     238                44               99
Other accrued expenses                                               79,675            31,546           74,112
                                                                     ------            ------           ------
Total liabilities                                                   393,174         1,031,557        1,166,193
                                                                    -------         ---------        ---------
Net assets applicable to outstanding capital stock             $108,654,744       $19,917,876      $32,742,679
                                                               ============       ===========      ===========

Represented by
Capital stock -- $.01 par value (Note 1)                       $    204,813       $    32,093      $    60,034
Additional paid-in capital                                      107,476,426        17,425,118       30,983,870
Undistributed net investment income                                  94,891             5,983           27,836
Accumulated net realized gain (loss)                              1,386,618           656,558          162,081
Unrealized appreciation (depreciation) on investments              (508,004)        1,798,124        1,508,858
                                                                   --------         ---------        ---------
Total -- representing net assets applicable
     to outstanding capital stock                              $108,654,744       $19,917,876      $32,742,679
                                                               ============       ===========      ===========
Net assets applicable
     to outstanding shares:               Class D              $ 21,164,131       $ 8,639,192      $ 8,909,700
                                          Class E              $ 87,490,613       $11,278,684      $23,832,979
Shares outstanding:                       Class D shares          3,993,225         1,392,704        1,633,609
                                          Class E shares         16,488,057         1,816,614        4,369,819
Net asset value per share
     of outstanding capital stock:        Class D              $       5.30       $      6.20      $      5.45
                                          Class E              $       5.31       $      6.21      $      5.45

See accompanying notes to financial statements.


Statements of assets and liabilities

AXP Market Advantage Series, Inc.

                                                                                       AXP
                                                                                  International          AXP
                                                                                     Equity          Nasdaq 100
Jan. 31, 2001                                                                      Index Fund        Index Fund

Assets
Investments in securities, at value (Note 1)
     (identified cost $23,352,440 and $48,414,479)                                $22,521,544      $37,503,441
Cash in bank on demand deposit (including foreign
currency holdings of $354,475 for
AXP International Equity Index Fund)                                                  444,417          351,072
Unrealized appreciation on foreign currency
     contracts held, at value (Notes 1 and 6)                                             990               --
Expense receivable from AEFC                                                           20,047               59
Capital shares receivable                                                              55,110          259,312
Dividends and accrued interest receivable                                              37,235            1,827
Receivable for investment securities sold                                             113,848               --
                                                                                      -------           ------
Total assets                                                                       23,193,191       38,115,711
                                                                                   ----------       ----------

Liabilities
Capital shares payable                                                                     --           10,751
Unrealized depreciation on foreign currency
     contracts held, at value (Notes 1 and 6)                                           9,908               --
Payable for investment securities purchased                                           455,022          581,851
Accrued investment management services fee                                                462              400
Accrued distribution fee                                                                3,231              175
Accrued transfer agency fee                                                                --              200
Accrued administrative services fee                                                        --               63
Other accrued expenses                                                                 81,416           45,220
                                                                                       ------           ------
Total liabilities                                                                     550,039          638,660
                                                                                      -------          -------
Net assets applicable to outstanding capital stock                                $22,643,152      $37,477,051
                                                                                  ===========      ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                          $    47,188      $    71,149
Additional paid-in capital                                                         23,571,820       49,366,338
Excess of distributions over net investment income                                    (50,342)              --
Accumulated net realized gain (loss)                                                  (81,547)      (1,049,398)
Unrealized appreciation (depreciation) on investments (Notes 5 and 6)                (843,967)     (10,911,038)
                                                                                     --------      -----------
Total -- representing net assets applicable to outstanding capital stock          $22,643,152      $37,477,051
                                                                                  ===========      ===========
Net assets applicable to outstanding shares:              Class D                 $ 7,863,074      $24,907,321
                                                          Class E                 $14,780,078      $12,569,730
Shares outstanding:                                       Class D shares            1,639,628        4,733,098
                                                          Class E shares            3,079,152        2,381,817
Net asset value per share
     of outstanding capital stock:                        Class D                 $      4.80      $      5.26
                                                          Class E                 $      4.80      $      5.28

See accompanying notes to financial statements.


Statements of operations

AXP Market Advantage Series, Inc.
                                                                      AXP              AXP            AXP Total
                                                                    S&P 500          Mid Cap        Stock Market
Year ended Jan. 31, 2001                                          Index Fund       Index Fund        Index Fund

Investment income
Income:
Dividends                                                       $   431,237        $  180,531      $   301,717
Interest                                                             82,953                --            7,423
     Less foreign taxes withheld                                     (1,468)               --              (10)
                                                                     ------            ------              ---
Total income                                                        512,722           180,531          309,130
                                                                    -------           -------          -------
Expenses (Note 2):
Investment management services fee                                   91,192            42,990           82,421
Distribution fee -- Class D                                          39,302            16,719           22,045
Transfer agency fee                                                  36,293             4,189            3,240
Administrative services fees and expenses                            28,673            13,227           27,809
Compensation of board members                                         5,094                --            7,836
Custodian fees                                                       74,593            56,202           76,347
Printing and postage                                                  8,805             3,996            7,168
Registration fees                                                    17,400            23,020           21,195
Licensing fees                                                       24,919            13,952           27,287
Audit fees                                                           13,000            13,000           14,500
Other                                                                10,716             7,805           15,125
                                                                     ------             -----           ------
Total expenses                                                      349,987           195,100          304,973
     Less expenses reimbursed by AEFC (Note 2)                     (173,499)         (109,196)        (163,938)
                                                                   --------          --------         --------
Total net expenses                                                  176,488            85,904          141,035
                                                                    -------            ------          -------
Investment income (loss) -- net                                     336,234            94,627          168,095
                                                                    -------            ------          -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                 109,080         2,379,503          433,334
     Futures contracts                                            1,400,346                --           81,452
                                                                  ---------            ------           ------
Net realized gain (loss) on investments                           1,509,426         2,379,503          514,786
Net change in unrealized appreciation
     (depreciation) on investments                               (1,238,893)          627,263       (1,470,767)
                                                                 ----------           -------       ----------
Net gain (loss) on investments                                      270,533         3,006,766         (955,981)
                                                                    -------         ---------         --------
Net increase (decrease) in net assets
     resulting from operations                                  $   606,767        $3,101,393      $  (787,886)
                                                                ===========        ==========      ===========

See accompanying notes to financial statements.


Statements of operations

AXP Market Advantage Series, Inc.
                                                                                       AXP
                                                                                  International          AXP
                                                                                     Equity          Nasdaq 100
Year ended Jan. 31, 2001                                                           Index Fund        Index Fund

Investment income
Income:
Dividends                                                                         $   325,402     $     14,955
Interest                                                                               45,305           15,389
     Less foreign taxes withheld                                                      (16,323)            (161)
                                                                                      -------             ----
Total income                                                                          354,384           30,183
                                                                                      -------           ------
Expenses (Note 2):
Investment management services fee                                                    113,407          160,582
Distribution fee -- Class D                                                            18,517           64,508
Transfer agency fee                                                                     2,461           46,700
Administrative services fees and expenses                                              22,682           23,913
Compensation of board members                                                           7,836            7,836
Custodian fees                                                                         58,218           50,629
Printing and postage                                                                    7,928            6,091
Registration fees                                                                      42,677           29,382
Licensing fee                                                                           5,014            7,714
Audit fees                                                                             15,000           13,000
Other                                                                                  13,277           10,695
                                                                                       ------           ------
Total expenses                                                                        307,017          421,050
     Less expenses reimbursed by AEFC (Note 2)                                       (143,085)        (134,827)
                                                                                     --------         --------
Total net expenses                                                                    163,932          286,223
                                                                                      -------          -------
Investment income (loss) -- net                                                       190,452         (256,040)
                                                                                      -------         --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                    83,399         (161,646)
     Foreign currency transactions                                                   (135,385)              --
     Futures contracts                                                                 (7,237)         (33,842)
                                                                                       ------          -------
Net realized gain (loss) on investments                                               (59,223)        (195,488)
Net change in unrealized appreciation
     (depreciation) on investments                                                 (2,353,222)     (16,077,621)
                                                                                   ----------      -----------
Net gain (loss) on investments                                                     (2,412,445)     (16,273,109)
                                                                                   ----------      -----------
Net increase (decrease) in net assets
     resulting from operations                                                    $(2,221,993)    $(16,529,149)
                                                                                  ===========     ============

See accompanying notes to financial statements.


Statements of changes in net assets

AXP Market Advantage Series, Inc.

                                                   AXP S&P 500 Index Fund              AXP Mid Cap Index Fund
                                             Jan. 31, 2001   For the period from  Jan. 31, 2001    For the period from
                                              Year ended      Oct. 25, 1999* to    Year ended       Oct. 25, 1999* to
                                                                Jan. 31, 2000                         Jan. 31, 2000

Operations and distributions
Investment income (loss) -- net               $    336,234      $    24,872       $    94,627      $    24,032
Net realized gain (loss) on investments          1,509,426          (10,672)        2,379,503          247,671
Net change in unrealized appreciation
     (depreciation) on investments              (1,238,893)         591,911           627,263        1,032,789
                                                ----------          -------           -------        ---------
Net increase (decrease) in net assets
     resulting from operations                     606,767          606,111         3,101,393        1,304,492
                                                   -------          -------         ---------        ---------
Distributions to shareholders from:
     Net investment income
         Class D                                   (56,355)          (7,957)          (35,152)          (5,860)
         Class E                                  (192,757)         (15,647)          (63,851)         (16,180)
     Net realized gain
         Class D                                   (35,659)            (614)         (868,192)          (2,300)
         Class E                                   (74,943)          (1,011)       (1,095,001)          (5,107)
                                                   -------           ------        ----------           ------
Total distributions                               (359,714)         (25,229)       (2,062,196)         (29,447)
                                                  --------          -------        ----------          -------

Capital share transactions (Note 4)
Proceeds from sales
     Class D shares (Note 2)                    20,262,362        4,014,584         4,400,639          585,403
     Class E shares                             89,035,104        1,871,463         1,376,232          149,059
Reinvestment of distributions
     at net asset value
         Class D shares                             92,014            6,839           903,344            8,025
         Class E shares                            267,700           16,658         1,158,852           21,287
Payments for redemptions
     Class D shares                             (5,610,600)         (38,105)         (922,358)         (11,070)
     Class E shares (Note 2)                   (12,141,879)         (92,637)         (210,298)              --
                                               -----------          -------          --------           ------
Increase (decrease) in net assets
     from share transactions                    91,904,701        5,778,802         6,706,411          752,704
                                                ----------        ---------         ---------          -------
Total increase (decrease) in net assets         92,151,754        6,359,684         7,745,608        2,027,749
Net assets at beginning of year (Note 1)        16,502,990       10,143,306        12,172,268       10,144,519
                                                ----------       ----------        ----------       ----------
Net assets at end of year                     $108,654,744      $16,502,990       $19,917,876      $12,172,268
                                              ============      ===========       ===========      ===========
Undistributed net investment income           $     94,891      $     5,505       $     5,983      $     8,455
                                              ------------      -----------       -----------      -----------

* When shares became publicly available.

See accompanying notes to financial statements.


Statements of changes in net assets

AXP Market Advantage Series, Inc.
                                                       AXP Total Stock                    AXP International
                                                      Market Index Fund                   Equity Index Fund
                                             Jan. 31, 2001   For the period from  Jan. 31, 2001    For the period from
                                              Year ended      Oct. 25, 1999* to    Year ended       Oct. 25, 1999* to
                                                                Jan. 31, 2000                         Jan. 31, 2000
Operations and distributions
Investment income (loss) -- net                $   168,095      $    36,067       $   190,452      $    18,367
Net realized gain (loss) on investments            514,786           47,889           (59,223)         157,134
Net change in unrealized appreciation
     (depreciation) on investments              (1,470,767)       2,215,879        (2,353,222)       1,509,255
                                                ----------        ---------        ----------        ---------
Net increase (decrease) in net assets
     resulting from operations                    (787,886)       2,299,835        (2,221,993)       1,684,756
                                                  --------        ---------        ----------        ---------
Distributions to shareholders from:
     Net investment income
         Class D                                   (23,771)         (10,479)          (44,301)              --
         Class E                                  (120,746)         (30,026)         (117,702)              --
     Net realized gain
         Class D                                  (110,200)              --          (105,798)          (7,690)
         Class E                                  (292,946)              --          (205,227)         (17,627)
                                                  --------           ------          --------          -------
Total distributions                               (547,663)         (40,505)         (473,028)         (25,317)
                                                  --------          -------          --------          -------

Capital share transactions (Note 4)
Proceeds from sales
     Class D shares (Note 2)                     2,090,729          623,511         2,479,760          398,295
     Class E shares                             13,077,885          222,739         1,041,097          212,199
Reinvestment of distributions
     at net asset value
         Class D shares                            133,971           10,141           150,099            7,577
         Class E shares                            413,692           30,026           322,929           17,627
Payments for redemptions
     Class D shares                               (301,088)         (17,179)         (761,450)         (15,342)
     Class E shares (Note 2)                    (5,236,533)            (150)         (153,790)         (22,927)
                                                ----------             ----          --------          -------
Increase (decrease) in net assets
     from share transactions                    10,178,656          869,088         3,078,645          597,429
                                                ----------          -------         ---------          -------
Total increase (decrease) in net assets          8,843,107        3,128,418           383,624        2,256,868
Net assets at beginning of year (Note 1)        23,899,572       20,771,154        22,259,528       20,002,660
                                                ----------       ----------        ----------       ----------
Net assets at end of year                      $32,742,679      $23,899,572       $22,643,152      $22,259,528
                                               ===========      ===========       ===========      ===========
Undistributed (excess of distributions
     over) net investment income               $    27,836      $     2,494       $  (50,342)      $    37,522
                                               -----------      -----------       ----------       -----------

* When shares became publicly available.

See accompanying notes to financial statements.


Statements of changes in net assets

AXP Market Advantage Series, Inc.
                                                                                     AXP Nasdaq 100 Index Fund
                                                                                Jan. 31, 2001     For the period from
                                                                                 Year ended        Oct. 25, 1999* to
                                                                                                     Jan. 31, 2000

Operations and distributions
Investment income (loss) -- net                                                  $   (256,040)     $   (23,029)
Net realized gain (loss) on investments                                              (195,488)         249,890
Net change in unrealized appreciation (depreciation) on investments               (16,077,621)       4,641,157
                                                                                  -----------        ---------
Net increase (decrease) in net assets resulting from operations                   (16,529,149)       4,868,018
                                                                                  -----------        ---------
Distributions to shareholders from:
     Net realized gain
         Class D                                                                     (562,862)              --
         Class E                                                                     (276,560)              --
                                                                                     --------          -------
Total distributions                                                                  (839,422)              --
                                                                                     --------          -------

Capital share transactions (Note 4)
Proceeds from sales
         Class D shares (Note 2)                                                   33,274,246        6,357,030
         Class E shares                                                            18,017,579        2,173,520
Reinvestment of distributions at net asset value
         Class D shares                                                               562,862               --
         Class E shares                                                               276,560               --
Payments for redemptions
         Class D shares                                                            (8,157,408)        (109,117)
         Class E shares (Note 2)                                                  (12,845,612)        (100,279)
                                                                                  -----------         --------
Increase (decrease) in net assets from share transactions                          31,128,227        8,321,154
                                                                                   ----------        ---------
Total increase (decrease) in net assets                                            13,759,656       13,189,172
Net assets at beginning of year (Note 1)                                           23,717,395       10,528,223
                                                                                   ----------       ----------
Net assets at end of year                                                        $ 37,477,051      $23,717,395
                                                                                 ============      ===========

* When shares became publicly available.

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Market Advantage Series, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Shares of the Funds were offered to the public on Oct. 25, 1999 (when they became publicly available). Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the initial capital in each Fund at $5.00 per share:

                                                       Number of shares
Fund                                               Class D          Class E
AXP S&P 500 Index Fund                             600,000        1,400,000
AXP Mid Cap Index Fund                             600,000        1,400,000
AXP Total Stock Market Index Fund                1,200,000        2,800,000
AXP International Equity Index Fund              1,200,000        2,800,000
AXP Nasdaq 100 Index Fund                          600,000        1,400,000

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

AXP International Equity Index Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index.

While the Funds may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

Each Fund offers Class D and Class E shares and are sold without a sales charge.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions
As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:


                                                                                         AXP
                                              AXP           AXP        AXP Total    International        AXP
                                            S&P 500       Mid Cap    Stock Market      Equity        Nasdaq 100
                                          Index Fund    Index Fund    Index Fund     Index Fund      Index Fund
Undistributed net investment income        $2,264         $1,904          $1,764      $(116,313)      $256,040
Accumulated net realized gain (loss)           --             --           2,076        156,535        244,146
                                            -----          -----           -----        -------        -------
Additional paid-in capital
     reduction (increase)                  $2,264         $1,904          $3,840      $  40,222       $ 11,894
                                           ------         ------          ------      ---------       --------

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                   Percentage Range
AXP S&P 500 Index Fund                                   0.24% to 0.21%
AXP Mid Cap Index Fund                                   0.26% to 0.23%
AXP Total Stock Market Index Fund                        0.30% to 0.26%
AXP International Equity Index Fund                      0.50% to 0.46%
AXP Nasdaq 100 Index Fund                                0.38% to 0.34%

AEFC has a Sub-investment Advisory Agreement with State Street Global Advisors for AXP International Equity Index Fund.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage Range
AXP S&P 500 Index Fund                                 0.080% to 0.065%
AXP Mid Cap Index Fund                                 0.080% to 0.065%
AXP Total Stock Market Index Fund                      0.110% to 0.090%
AXP International Equity Index Fund                    0.100% to 0.080%
AXP Nasdaq 100 Index Fund                              0.060% to 0.040%

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by each Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19
o  Class E $19

Each Fund has  agreements  with American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class D shares.

The Advisor and the Transfer Agent have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2002. Under this agreement, total expenses for Class D will not exceed 0.64% for AXP S&P 500 Index Fund, 0.70% for AXP Mid Cap Index Fund, 0.74% for AXP Total Stock Market Index Fund, 0.89% for AXP International Equity Index Fund, and 0.79% for AXP Nasdaq 100 Index Fund. Total expenses for Class E will not exceed 0.39% for AXP S&P 500 Index Fund, 0.45% for AXP Mid Cap Index Fund, 0.49% for AXP Total Stock Market Index Fund, 0.64% for AXP International Equity Index Fund, and 0.54% for AXP Nasdaq 100 Index Fund.

In addition, for the year ended Jan. 31, 2001, AEFC further voluntarily agreed to waive certain fees and expenses. Class D was waived to 0.62% for AXP S&P 500 Index Fund, 0.66% for AXP Mid Cap Index Fund, 0.69% for AXPTotal Stock Market Index Fund and 0.77% for AXP Nasdaq 100 Index Fund. Class E was waived to 0.35% for AXP S&P 500 Index Fund, 0.42% for AXP Mid Cap Index Fund, 0.43% for AXPTotal Stock Market Index Fund and 0.52% for AXP Nasdaq 100 Index Fund.

3. SECURITIES TRANSACTIONS
For the year ended Jan. 31, 2001, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                         Purchases       Proceeds
AXP S&P 500 Index Fund                     $124,392,163     $30,913,032
AXP Mid Cap Index Fund                       22,725,977      18,024,605
AXP Total Stock Market Index Fund            16,670,955       6,762,625
AXP International Equity Index Fund           5,186,438       1,667,424
AXP Nasdaq 100 Index Fund                    77,263,187      47,032,068

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                 AXP S&P 500 Index Fund
                                                Year ended Jan. 31, 2001
                                                  Class D      Class E
Sold                                             3,662,966   16,876,196
Issued for reinvested distributions                 18,588       54,081
Redeemed                                        (1,008,564)  (2,164,876)
                                                ----------   ----------
Net increase (decrease)                          2,672,990   14,765,401
                                                 ---------   ----------


                                                   From Oct. 25, 1999*
                                                    to Jan. 31, 2000
                                                  Class D      Class E
Sold                                               725,932      336,139
Issued for reinvested distributions                  1,206        2,933
Redeemed                                            (6,903)     (16,416)
                                                    ------      -------
Net increase (decrease)                            720,235      322,656
                                                   -------      -------


                                                 AXP Mid Cap Index Fund
                                                Year ended Jan. 31, 2001
                                                  Class D      Class E
Sold                                               683,130      215,275
Issued for reinvested distributions                159,040      204,023
Redeemed                                          (150,386)     (32,247)
                                                  --------      -------
Net increase (decrease)                            691,784      387,051
                                                   -------      -------


                                                   From Oct. 25, 1999*
                                                    to Jan. 31, 2000
                                                  Class D      Class E
Sold                                               101,424       25,880
Issued for reinvested distributions                  1,388        3,683
Redeemed                                            (1,892)          --
                                                    ------       ------
Net increase (decrease)                            100,920       29,563
                                                   -------       ------
* When shares became publicly available.

                                                     AXP Total Stock
                                                    Market Index Fund
                                                Year ended Jan. 31, 2001
                                                  Class D      Class E
Sold                                               355,773    2,426,912
Issued for reinvested distributions                 26,634       82,409
Redeemed                                           (54,967)    (982,635)
                                                   -------     --------
Net increase (decrease)                            327,440    1,526,686
                                                   -------    ---------


                                                   From Oct. 25, 1999*
                                                    to Jan. 31, 2000
                                                  Class D      Class E
Sold                                               107,366       38,120
Issued for reinvested distributions                  1,702        5,038
Redeemed                                            (2,899)         (25)
                                                    ------          ---
Net increase (decrease)                            106,169       43,133
                                                   -------       ------


                                                    AXP International
                                                    Equity Index Fund
                                                Year ended Jan. 31, 2001
                                                  Class D      Class E
Sold                                               475,992      202,656
Issued for reinvested distributions                 32,349       69,597
Redeemed                                          (139,871)     (30,049)
                                                  --------      -------
Net increase (decrease)                            368,470      242,204
                                                   -------      -------


                                                   From Oct. 25, 1999*
                                                    to Jan. 31, 2000
                                                  Class D      Class E
Sold                                                72,742       38,018
Issued for reinvested distributions                  1,341        3,115
Redeemed                                            (2,925)      (4,185)
                                                    ------       ------
Net increase (decrease)                             71,158       36,948
                                                    ------       ------


                                                AXP Nasdaq 100 Index Fund
                                                Year ended Jan. 31, 2001
                                                  Class D      Class E
Sold                                             4,502,960    2,618,596
Issued for reinvested distributions                124,527       61,051
Redeemed                                        (1,363,216)  (1,982,395)
                                                ----------   ----------
Net increase (decrease)                          3,264,271      697,252
                                                 ---------      -------


                                                   From Oct. 25, 1999*
                                                    to Jan. 31, 2000
                                                  Class D      Class E
Sold                                               882,474      298,249
Issued for reinvested distributions                     --           --
Redeemed                                           (13,647)     (13,684)
                                                   -------      -------
Net increase (decrease)                            868,827      284,565
                                                   -------      -------

* When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of Jan. 31, 2001, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                             Open      Notional        Net
                              Market       purchase     market     unrealized
                               value        (sale)       value     gain (loss)
Fund                       of collateral   contracts  on futures   on futures
AXP International
     Equity Index Fund        $79,859         20       $840,922     $(1,334)

See "Summary of significant accounting policies."

6. FOREIGN CURRENCY CONTRACTS
As of Jan. 31, 2001, AXP International Equity Index Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:


                               Currency to                 Currency to        Unrealized            Unrealized
Exchange date                 be delivered                 be received      appreciation          depreciation
April 5, 2001                       44,371                      81,000              $ --               $   540
                               U.S. Dollar           Australian Dollar
April 5, 2001                       99,066                      67,800                --                 1,448
                               U.S. Dollar               British Pound
April 5, 2001                      385,575                     414,000               990                    --
                               U.S. Dollar      European Monetary Unit
April 5, 2001                      174,831                  20,200,000                --                 7,908
                               U.S. Dollar                Japanese Yen
April 5, 2001                       15,136                     144,000                --                    12
                               U.S. Dollar               Swedish Krona
                                                                                    ----                ------
Total                                                                               $990                $9,908
                                                                                    ----                ------

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the year ended Jan. 31, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Jan. 31, 2001:



Fund                                            Carry-over    Expiration date
AXPInternational Equity Index Fund                $ 39,931         2010
AXP Nasdaq 100 Index Fund                          985,682         2010

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.



10. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)         2001           2000(b)

Net asset value, beginning of period                      $5.42          $5.07          $5.42           $5.07

Income from investment operations:

Net investment income (loss)                                .02            .01            .03             .01

Net gains (losses) (both realized and unrealized)          (.12)           .35           (.11)            .35

Total from investment operations                           (.10)           .36           (.08)            .36

Less distributions:

Dividends from net investment income                       (.01)          (.01)          (.02)           (.01)

Distributions from realized gains                          (.01)            --           (.01)             --

Total distributions                                        (.02)          (.01)          (.03)           (.01)

Net asset value, end of period                            $5.30          $5.42          $5.31           $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                     $21             $7            $87              $9

Ratio of expenses to average daily net assets              .62%(c)        .64%(c,d)      .35%(c)         .39%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .65%           .52%(d)       1.05%            .83%(d)

Portfolio turnover rate

(excluding short-term securities)                          82%             37%            82%             37%

Total return                                             (1.73%)         7.72%         (1.35%)          7.75%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.18% and 4.00% for Class D and .73% and 3.70% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.
(d) Adjusted to an annual basis.



AXP Mid Cap Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)        2001            2000(b)

Net asset value, beginning of period                      $5.71          $5.07          $5.71           $5.07

Income from investment operations:

Net investment income (loss)                                .03            .01            .04             .02

Net gains (losses) (both realized and unrealized)          1.20            .64           1.21             .64

Total from investment operations                           1.23            .65           1.25             .66

Less distributions:

Dividends from net investment income                       (.03)          (.01)          (.04)           (.02)

Distributions from realized gains                          (.71)            --           (.71)             --

Total distributions                                        (.74)          (.01)          (.75)           (.02)

Net asset value, end of period                            $6.20          $5.71          $6.21           $5.71

Ratios/supplemental data

Net assets, end of period (in millions)                      $9             $4            $11              $8

Ratio of expenses to average daily net assets              .66%(c)        .69%(c,d)      .42%(c)         .45%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .42%           .59%(d)        .67%            .83%(d)

Portfolio turnover rate

(excluding short-term securities)                          109%            16%           109%             16%

Total return                                             22.62%         12.87%         23.06%          12.92%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.32% and 2.22% for Class D and 1.08% and 1.96% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.
(d) Adjusted to an annual basis.



AXP Total Stock Market Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)        2001            2000(b)

Net asset value, beginning of period                      $5.76          $5.19          $5.76           $5.19

Income from investment operations:

Net investment income (loss)                                .02            .01            .03             .01

Net gains (losses) (both realized and unrealized)          (.25)           .57           (.24)            .57

Total from investment operations                           (.23)           .58           (.21)            .58

Less distributions:

Dividends from net investment income                       (.01)          (.01)          (.03)           (.01)

Distributions from realized gains                          (.07)            --           (.07)             --

Total distributions                                        (.08)          (.01)          (.10)           (.01)

Net asset value, end of period                            $5.45          $5.76          $5.45           $5.76

Ratios/supplemental data

Net assets, end of period (in millions)                      $9             $8            $24             $16

Ratio of expenses to average daily net assets              .69%(c)        .74%(c,d)      .43%(c)         .49%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .43%           .39%(d)        .70%            .64%(d)

Portfolio turnover rate

(excluding short-term securities)                           25%             4%            25%              4%

Total return                                             (3.79%)        11.57%         (3.53%)         11.61%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.29% and 1.52% for Class D and 1.02% and 1.27% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.
(d) Adjusted to an annual basis.



AXP International Equity Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)        2001            2000(b)

Net asset value, beginning of period                      $5.42          $5.00          $5.42           $5.00

Income from investment operations:

Net investment income (loss)                                .03             --            .05             .01

Net gains (losses) (both realized and unrealized)          (.55)           .43           (.56)            .42

Total from investment operations                           (.52)           .43           (.51)            .43

Less distributions:

Dividends from net investment income                       (.03)            --           (.04)             --

Distributions from realized gains                          (.07)          (.01)          (.07)           (.01)

Total distributions                                        (.10)          (.01)          (.11)           (.01)

Net asset value, end of period                            $4.80          $5.42          $4.80           $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                      $8             $7            $15             $15

Ratio of expenses to average daily net assets              .89%(c)        .89%(c,d)      .64%(c)         .64%(c,d)

Ratio of net investment income (loss)

to average daily net assets                                .65%           .13%(d)        .93%            .39%(d)

Portfolio turnover rate

(excluding short-term securities)                            8%             4%             8%              4%

Total return                                             (9.55%)         8.09%         (9.35%)          8.09%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.54% and 1.62% for Class D and 1.26% and 1.37% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.
(d) Adjusted to an annual basis.



AXP Nasdaq 100 Index Fund

Fiscal period ended Jan. 31,

Per share income and capital changes(a)

                                                                Class D                        Class E

                                                           2001           2000(b)        2001            2000(b)

Net asset value, beginning of period                      $7.52          $5.26          $7.52           $5.26

Income from investment operations:

Net investment income (loss)                               (.04)          (.01)          (.03)           (.01)

Net gains (losses) (both realized and unrealized)         (2.09)          2.27          (2.08)           2.27

Total from investment operations                          (2.13)          2.26          (2.11)           2.26

Less distributions:

Distributions from realized gains                          (.13)            --           (.13)             --

Net asset value, end of period                            $5.26          $7.52          $5.28           $7.52

Ratios/supplemental data

Net assets, end of period (in millions)                     $25            $11            $13             $13

Ratio of expenses to average daily net assets              .77%(c)        .79%(c,d)      .52%(c)         .54%(c,d)

Ratio of net investment income (loss)

to average daily net assets                               (.70%)         (.67%)(d)      (.45%)          (.41%)(d)

Portfolio turnover rate

(excluding short-term securities)                          114%            51%           114%             51%

Total return                                            (28.12%)        42.97%        (27.85%)         42.97%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.09% and 1.82% for Class D and 0.85% and 1.54% for Class E for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.
(d) Adjusted to an annual basis.

Investments in Securities
AXP S&P 500 Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)
Issuer                                         Shares          Value(a)

Aerospace & defense (1.5%)
Boeing                                          7,813          $457,060
General Dynamics                                1,752           124,357
Goodrich (BF)                                     895            32,220
Honeywell Intl                                  7,013           331,364
Lockheed Martin                                 3,788           131,368
Northrop Grumman                                  631            54,695
Raytheon Cl B                                   2,989           105,183
Rockwell Intl                                   1,614            76,149
United Technologies                             4,119           308,843
Total                                                         1,621,239

Airlines (0.2%)
AMR                                             1,325(b)         51,794
Delta Air Lines                                 1,081            51,045
Southwest Airlines                              4,413           138,259
US Airways Group                                  589(b)         26,417
Total                                                           267,515

Automotive & related (1.0%)
Cooper Tire & Rubber                              637             8,364
Cummins Engine                                    364            13,657
Dana                                            1,300            24,284
Delphi Automotive Systems                       4,922            72,649
Eaton                                             615            42,312
Ford Motor                                     16,481           464,598
General Motors                                  4,968           266,782
Genuine Parts                                   1,521            38,573
Goodyear Tire & Rubber                          1,385            36,412
Johnson Controls                                  755            49,060
Navistar Intl                                     520(b)         14,440
PACCAR                                            672            33,852
Snap-On                                           511            15,075
TRW                                             1,093            39,741
Visteon                                         1,151(b)         16,287
Total                                                         1,136,086

Banks and savings & loans (6.3%)
AmSouth Bancorporation                          3,300            57,189
Bank of America                                14,312           770,271
Bank of New York                                6,511           356,346
Bank One                                       10,174           398,820
BB&T                                            3,487           127,729
Charter One Financial                           1,828            51,623
Comerica                                        1,598            96,359
Fifth Third Bancorp                             4,062           240,674
First Union                                     8,614           292,273
Firstar                                         8,355           197,178
FleetBoston Financial                           7,959           344,943
Golden West Financial                           1,391            74,474
Huntington Bancshares                           2,205            34,040
JP Morgan Chase                                16,730           920,009
KeyCorp                                         3,745            99,842
Mellon Financial                                4,291           199,961
Natl City                                       5,350           151,138
Northern Trust                                  1,950           150,150
Old Kent Financial                              1,217            52,927
PNC Financial Services Group                    2,542           188,159
Regions Financial                               1,948            57,953
Southtrust                                      1,479            65,631
State Street                                    1,420           160,361
Summit Bancorp                                  1,533            67,053
SunTrust Banks                                  2,605           174,275
Synovus Financial                               2,500            69,175
U.S. Bancorp                                    6,623           195,710
Union Planters                                  1,184            45,418
USA Education                                   1,443            90,664
Wachovia                                        1,789           121,563
Washington Mutual                               4,742           228,802
Wells Fargo                                    15,030           774,194
Total                                                         6,854,904

Beverages & tobacco (3.0%)
Anheuser-Busch                                  7,932           343,932
Brown-Forman Cl B                                 602            39,852
Coca-Cola                                      21,806         1,264,747
Coca-Cola Enterprises                           3,674            74,252
Coors (Adolph) Cl B                               324            22,534
Fortune Brands                                  1,360            43,534
PepsiCo                                        12,694           559,425
Philip Morris                                  19,553           860,332
UST                                             1,432            36,516
Total                                                         3,245,124

Building materials & construction (0.4%)
Centex                                            519            21,196
Georgia-Pacific Group                           1,976            61,078
KB HOME                                           376            12,036
Louisiana-Pacific                                 916            10,213
Masco                                           3,924            94,176
Potlatch                                          250             8,163
Pulte                                             357            12,317
Sherwin-Williams                                1,411            37,885
Temple-Inland                                     432            22,028
Vulcan Materials                                  888            40,386
Weyerhaeuser                                    1,927           101,167
Total                                                           420,645

Chemicals (1.2%)
Air Products & Chemicals                        2,016            76,144
Allied Waste Inds                               1,730(b)         25,864
Dow Chemical                                    5,966           204,634
Du Pont (EI) de Nemours                         9,171           400,864
Eastman Chemical                                  675            31,529
Ecolab                                          1,117            46,411
Engelhard                                       1,123            25,324
FMC                                              267(b)          18,786
Great Lakes Chemical                              441            14,906
Hercules                                          944            13,499
Millipore                                         407            22,589
Pall                                            1,082            26,401
PPG Inds                                        1,484            68,531
Praxair                                         1,395            61,840
Rohm & Haas                                     1,932            69,359
Sigma-Aldrich                                     678            26,866
Union Carbide                                   1,189            61,769
Waste Management                                5,466           133,370
Total                                                         1,328,686

Communications equipment & services (3.7%)
ADC Telecommunications                          6,788(b)         98,850
Andrew Corp                                       713(b)         14,126
Avaya                                           2,447(b)         42,823
Corning                                         8,087           458,614
JDS Uniphase                                    8,456(b)        463,495
Lucent Technologies                            29,366           546,208
Motorola                                       19,208           438,134
Nortel Networks                                27,237(c)      1,041,270
QUALCOMM                                        6,575(b)        552,711
Scientific-Atlanta                              1,417            85,020
Tellabs                                         3,610(b)        233,973
Total                                                         3,975,224

Computer software & services (5.1%)
Adobe Systems                                   2,114            92,355
BMC Software                                    2,159(b)         62,746
BroadVision                                     2,366(b)         31,793
Citrix Systems                                  1,629(b)         58,440
Computer Associates Intl                        5,105           183,831
Compuware                                       3,210(b)         39,924
Intuit                                          1,814(b)         71,653
Microsoft                                      46,889(b)      2,863,161
Novell                                          2,886(b)         24,892
Oracle                                         49,221(b)      1,433,562
Parametric Technology                           2,394(b)         35,611
PeopleSoft                                      2,510(b)        102,910
Siebel Systems                                  3,777(b)        250,462
VERITAS Software                                3,429(b)        325,326
Total                                                         5,576,666

Computers & office equipment (11.6%)
Adaptec                                           868(b)         12,695
AOL Time Warner                                38,052(b)      2,000,038
Apple Computer                                  2,857(b)         61,783
Autodesk                                          506            18,659
Automatic Data Processing                       5,550           332,223
Cabletron Systems                               1,620(b)         33,372
Ceridian                                        1,280(b)         23,629
Cisco Systems                                  63,287(b)      2,369,306
Compaq Computer                                14,949           354,441
Computer Sciences                               1,481(b)         95,673
Comverse Technology                             1,448(b)        164,077
Dell Computer                                  22,748(b)        594,292
Electronic Data Systems                         4,112           228,833
EMC                                            19,240(b)      1,462,048
Equifax                                         1,245            36,914
First Data                                      3,474           211,254
Gateway                                         2,843(b)         60,385
Hewlett-Packard                                17,388           638,835
Intl Business Machines                         15,427         1,727,823
Lexmark Intl Group Cl A                         1,118(b)         64,285
Mercury Interactive                               711(b)         61,768
NCR                                               847(b)         40,453
Network Appliance                               2,779(b)        149,024
Palm                                            4,976(b)        134,974
Pitney Bowes                                    2,217            77,528
SABRE Holdings Cl A                             1,136            49,405
Sanmina                                         2,663(b)        129,488
Sapient                                         1,066(b)         17,989
Solectron                                       5,597(b)        223,040
Sun Microsystems                               28,315(b)        865,377
Unisys                                          2,752(b)         47,197
Yahoo!                                          4,911(b)        183,242
Total                                                        12,470,050

Electronics (5.4%)
Advanced Micro Devices                          2,756(b)         67,798
Agilent Technologies                            3,984(b)        217,327
Altera                                          3,486(b)        105,452
American Power Conversion                       1,712(b)         28,034
Analog Devices                                  3,145(b)        196,877
Applied Materials                               7,133(b)        358,878
Applied Micro Circuits                          2,600(b)        191,100
Broadcom Cl A                                   2,069(b)        227,461
Conexant Systems                                2,003(b)         36,179
Intel                                          59,180         2,189,659
Jabil Circuit                                   1,673(b)         64,411
KLA-Tencor                                      1,635(b)         75,210
Linear Technology                               2,785           174,411
LSI Logic                                       2,808(b)         69,610
Maxim Integrated Products                       2,499(b)        152,595
Micron Technology                               4,989(b)        228,347
Molex                                           1,719            74,669
Natl Semiconductor                              1,570(b)         45,059
Novellus Systems                                1,237(b)         59,840
PerkinElmer                                       438            42,701
Power-One                                         690(b)         32,473
QLogic                                            805(b)         70,840
Symbol Technologies                             1,287            60,875
Tektronix                                         831(b)         31,994
Teradyne                                        1,534(b)         67,220
Texas Instruments                              15,212           666,285
Thomas & Betts                                    510             9,914
Vitesse Semiconductor                           1,579(b)        112,208
Xilinx                                          2,899(b)        156,546
Total                                                         5,813,973

Energy (5.2%)
Amerada Hess                                      779            54,063
Anadarko Petroleum                              2,188           124,497
Apache                                          1,086            62,554
Ashland                                           614            22,712
Burlington Resources                            1,894            80,116
Chevron                                         5,644           470,032
Conoco Cl B                                     5,480           154,536
Devon Energy                                    1,128            61,814
EOG Resources                                   1,027            44,921
Exxon Mobil                                    30,568         2,572,297
FirstEnergy                                     1,982            55,199
Kerr-McGee                                        829            53,603
Occidental Petroleum                            3,248            73,762
Phillips Petroleum                              2,245           131,624
Royal Dutch Petroleum                          18,856(c)      1,137,960
Sunoco                                            747            23,904
Texaco                                          4,838           297,053
Tosco                                           1,272            42,981
Unocal                                          2,136            73,735
USX-Marathon Group                              2,730            74,693
Total                                                         5,612,056

Energy equipment & services (0.9%)
Baker Hughes                                    2,920           120,742
Halliburton                                     3,890           160,229
McDermott Intl                                    531(b)          7,487
Nabors Inds                                     1,292(b)         76,241
Noble Drilling                                  1,181(b)         53,287
Rowan Companies                                   829(b)         22,632
Schlumberger                                    5,035           386,688
Transocean Sedco Forex                          2,745           124,760
Total                                                           952,066

Financial services (6.6%)
American Express                               11,695           550,835
Bear Stearns Companies                            938            57,875
Capital One Financial                           1,732           109,151
CIT Group Cl A                                  2,303            54,097
Citigroup                                      44,203         2,474,041
Countrywide Credit Inds                         1,004            48,403
Fannie Mae                                      8,859           657,161
Franklin Resources                              2,142           100,160
Freddie Mac                                     6,113           372,893
H&R Block                                         804            34,853
Household Intl                                  4,141           238,025
Lehman Brothers Holdings                        2,097           172,541
MBNA                                            7,490           271,063
Merrill Lynch                                   7,124           516,490
MGIC Investment                                   938            53,926
Morgan Stanley, Dean Witter,
     Discover & Co                              9,855           835,210
Paychex                                         3,274           147,739
Providian Financial                             2,514           146,692
Schwab (Charles)                               12,167           321,330
T Rowe Price Group                              1,066            41,574
Total                                                         7,204,059

Food (1.2%)
Archer-Daniels-Midland                          5,568            83,130
Campbell Soup                                   3,703           121,829
ConAgra                                         4,690           109,746
General Mills                                   2,485           104,122
Heinz (HJ)                                      3,050           133,560
Hershey Foods                                   1,197            71,222
Kellogg                                         3,567            93,455
Quaker Oats                                     1,153           109,535
Ralston-Ralston Purina Group                    2,699            84,101
Sara Lee                                        7,332           155,732
SUPERVALU                                       1,163            15,584
Sysco                                           5,878           158,235
Wrigley (Wm) Jr                                   993            86,788
Total                                                         1,327,039

Furniture & appliances (0.1%)
Black & Decker                                    714            31,952
Briggs & Stratton                                 189             7,998
Leggett & Platt                                 1,724            36,203
Maytag                                            676            23,660
Stanley Works                                     755            25,912
Whirlpool                                         585            30,707
Total                                                           156,432

Health care (11.5%)
Abbott Laboratories                            13,602           610,186
Allergan                                        1,156            94,503
ALZA                                            2,081(b)         86,153
American Home Products                         11,524           681,068
Amgen                                           9,084(b)        638,719
Applera-Applied Biosystem Group                 1,850           155,400
Bard (CR)                                         447            20,669
Bausch & Lomb                                     469            21,959
Baxter Intl                                     2,587           227,346
Becton, Dickinson & Co                          2,227            76,564
Biogen                                          1,301(b)         83,915
Biomet                                          1,568            52,822
Boston Scientific                               3,564(b)         59,733
Bristol-Myers Squibb                           17,195         1,064,199
Chiron                                          1,684(b)         70,623
Forest Laboratories                             1,541(b)        103,185
Guidant                                         2,706(b)        133,947
Johnson & Johnson                              12,223         1,138,328
King Pharmaceuticals                            1,484(b)         67,240
Lilly (Eli)                                     9,913           781,144
MedImmune                                       1,853(b)         73,657
Medtronic                                      10,565           570,510
Merck & Co                                     20,279         1,666,527
Pfizer                                         55,478         2,504,831
Pharmacia                                      11,341           635,323
Schering-Plough                                12,857           647,993
St. Jude Medical                                  747(b)         45,567
Stryker                                         1,720            77,744
Watson Pharmaceuticals                            903(b)         47,010
Total                                                        12,436,865

Health care services (1.0%)
Aetna                                           1,243(b)         47,520
Cardinal Health                                 2,455           233,961
HCA-The Healthcare                              4,858           181,737
HEALTHSOUTH                                     3,397(b)         50,785
Humana                                          1,487(b)         17,770
IMS Health                                      2,582            65,118
Manor Care                                        900(b)         17,325
McKesson HBOC                                   2,497            81,577
Quintiles Transnational                         1,013(b)         22,286
Tenet Healthcare                                2,788           121,613
UnitedHealth Group                              2,804           158,174
Wellpoint Health Networks                         550(b)         53,059
Total                                                         1,050,925

Household products (2.1%)
Alberto-Culver Cl B                               490            19,017
Avon Products                                   2,092            88,492
Clorox                                          2,072            69,930
Colgate-Palmolive                               5,032           302,323
Gillette                                        9,262           292,864
Intl Flavors/Fragrances                           859            18,958
Kimberly-Clark                                  4,695           304,001
Newell Rubbermaid                               2,344            63,757
Procter & Gamble                               11,465           823,645
Tupperware                                        507            10,677
Unilever                                        5,026(c)        284,271
Total                                                         2,277,935

Industrial equipment & services (0.5%)
Caterpillar                                     3,023           133,677
Cooper Inds                                       820            36,810
Deere & Co                                      2,063            88,544
Illinois Tool Works                             2,657           174,034
Ingersoll-Rand                                  1,411            62,521
Parker-Hannifin                                 1,024            44,851
Thermo Electron                                 1,583(b)         46,936
Timken                                            527             8,622
Total                                                           595,995

Insurance (3.6%)
AFLAC                                           2,333           137,600
Allstate                                        6,431           250,037
Ambac Financial Group                             926            51,587
American General                                2,211           168,257
American Intl Group                            20,469         1,740,275
Aon                                             2,252            79,158
Chubb                                           1,537           110,664
CIGNA                                           1,350           150,053
Cincinnati Financial                            1,414            50,285
Conseco                                         2,860            48,277
Hartford Financial Services Group               1,983           121,955
Jefferson-Pilot                                   906            59,887
Lincoln Natl                                    1,685            75,572
Loews                                             867            84,272
Marsh & McLennan                                2,419           261,615
MBIA                                              865            62,003
MetLife                                         6,723(b)        220,649
Progressive Corp                                  646            60,692
SAFECO                                          1,122            28,050
St. Paul Companies                              1,914            91,910
Torchmark                                       1,110            38,506
UnumProvident                                   2,118            61,888
Total                                                         3,953,192

Leisure time & entertainment (1.6%)
Brunswick                                         768            14,999
Carnival Cl A                                   5,140           165,816
Disney (Walt)                                  18,331           558,179
Harley-Davidson                                 2,665           120,964
Harrah's Entertainment                          1,026(b)         30,144
Hasbro                                          1,515            17,998
Mattel                                          3,752            55,755
Viacom Cl B                                    13,305(b)        734,437
Total                                                         1,698,292

Media (1.5%)
American Greetings Cl A                           559             7,015
Clear Channel Communications                    5,142(b)        335,310
Comcast Special Cl A                            7,939(b)        339,888
Deluxe                                            638            13,392
Donnelley (RR) & Sons                           1,073            29,336
Dow Jones                                         769            46,640
Gannett                                         2,319           147,025
Harcourt General                                  643            36,921
Interpublic Group of Companies                  2,706           111,487
Knight-Ridder                                     644            37,487
McGraw-Hill Companies                           1,718           109,694
Meredith                                          439            15,497
Moody's                                         1,428            39,984
New York Times Cl A                             1,430            62,334
Omnicom Group                                   1,557           142,154
Tribune                                         2,658           107,144
Total                                                         1,581,308

Metals (0.6%)
Alcan Aluminum                                  2,842(c)        102,738
Alcoa                                           7,606           279,445
Allegheny Technologies                            706            11,896
Avery Dennison                                    970            52,593
Barrick Gold                                    3,481(c)         53,851
Freeport-McMoRan
     Copper & Gold Cl B                         1,305(b)         15,269
Homestake Mining                                2,314            11,454
Inco                                            1,597(b,c)       25,376
Newmont Mining                                  1,691            26,126
Nucor                                             684            28,318
Phelps Dodge                                      692            32,109
Placer Dome                                     2,879(c)         25,422
USX-U.S. Steel Group                              780            12,199
Worthington Inds                                  754             7,238
Total                                                           684,034

Miscellaneous (1.7%)
Convergys                                       1,356(b)         64,424
Fluor                                             665(b)         21,573
Standard & Poor's
     Depositary Receipts                       12,149         1,664,655
Stilwell Financial                              1,956            85,008
Total                                                         1,835,660

Multi-industry conglomerates (5.7%)
Cendant                                         6,410(b)         82,112
Crane                                             530            14,559
Danaher                                         1,247            80,407
Dover                                           1,786            73,940
Eastman Kodak                                   2,640           115,157
Emerson Electric                                3,757           285,532
General Electric                               87,132         4,008,071
Grainger (WW)                                     826            32,528
ITT Inds                                          773            30,804
Minnesota Mining & Mfg                          3,469           383,845
Natl Service Inds                                 359             9,047
Robert Half Intl                                1,562(b)         41,784
Textron                                         1,251            63,801
Tyco Intl                                      15,380(c)        947,408
Xerox                                           5,869            47,950
Total                                                         6,216,945

Paper & packaging (0.3%)
Ball                                              248             9,910
Bemis                                             467            15,416
Boise Cascade                                     504            16,597
Intl Paper                                      4,233           163,605
Mead                                              884            26,829
Pactiv                                          1,389(b)         16,418
Sealed Air                                        735(b)         23,395
Westvaco                                          885            23,798
Willamette Inds                                   960            45,322
Total                                                           341,290

Restaurants & lodging (0.7%)
Darden Restaurants                              1,050            22,691
Hilton Hotels                                   3,239            38,350
Marriott Intl Cl A                              2,110            97,398
McDonald's                                     11,531           338,434
Starbucks                                       1,645(b)         82,147
Starwood Hotels
     & Resorts Worldwide                        1,698            65,373
Tricon Global Restaurants                       1,286(b)         46,322
Wendy's Intl                                    1,000            23,980
Total                                                           714,695

Retail (6.0%)
Albertson's                                     3,702           104,952
AutoZone                                        1,003(b)         26,108
Bed Bath & Beyond                               2,489(b)         66,114
Best Buy                                        1,825(b)         90,885
Circuit City Stores-
     Circuit City Group                         1,806            34,133
Consolidated Stores                               980(b)         12,740
Costco Wholesale                                3,934(b)        181,948
CVS                                             3,445           203,944
Dillard's Cl A                                    808            12,314
Dollar General                                  2,897            56,434
Federated Dept Stores                           1,775(b)         79,094
Gap                                             7,472           243,587
Home Depot                                     20,365           981,592
K mart                                          4,250(b)         37,188
Kohl's                                          2,917(b)        207,107
Kroger                                          7,238(b)        177,693
Limited                                         3,742            77,310
Longs Drug Stores                                 328             8,043
Lowe's Companies                                3,367           179,966
May Department Stores                           2,619           102,010
Nordstrom                                       1,133            23,102
Office Depot                                    2,619(b)         26,242
Penney (JC)                                     2,304            32,187
RadioShack                                      1,635            89,990
Safeway                                         4,407(b)        223,303
Sears, Roebuck                                  2,939           113,886
Staples                                         3,993(b)         66,134
Target                                          7,877           299,168
Tiffany                                         1,282            48,049
TJX Companies                                   2,473            76,663
Toys "R" Us                                     1,794(b)         47,362
Wal-Mart Stores                                39,277         2,230,933
Walgreen                                        8,908           364,694
Winn-Dixie Stores                               1,227            24,393
Total                                                         6,549,268

Textiles & apparel (0.2%)
Liz Claiborne                                     455            22,409
Nike Cl B                                       2,375           130,672
Reebok Intl                                       503(b)         13,702
VF                                              1,000            34,860
Total                                                           201,643

Transportation (0.4%)
Burlington Northern Santa Fe                    3,472           106,278
CSX                                             1,908            58,194
FedEx                                           2,507(b)        113,768
Norfolk Southern                                3,373            55,081
Ryder System                                      525            10,421
Union Pacific                                   2,179           115,443
Total                                                           459,185

Utilities -- electric (2.2%)
AES                                             4,365(b)        251,556
Allegheny Energy                                  971            44,307
Ameren                                          1,206            49,181
American Electric Power                         2,832           122,484
Calpine                                         2,478(b)         98,897
Cinergy                                         1,397            42,399
CMS Energy                                      1,062            31,329
Consolidated Edison                             1,864            65,128
Constellation Energy Group                      1,323            52,510
Dominion Resources                              2,103           129,965
DTE Energy                                      1,254            44,254
Duke Energy                                     6,486           237,193
Edison Intl                                     2,864            38,206
Entergy                                         1,960            69,423
Exelon                                          2,800           169,428
FPL Group                                       1,555            90,190
GPU                                             1,066            34,144
Niagara Mohawk Holdings                         1,409(b)         24,418
NiSource                                        1,792(b)         48,205
PG&E                                            3,403            48,493
Pinnacle West Capital                             744            32,118
PPL                                             1,274            53,444
Progress Energy                                 1,807(b)         74,448
Public Service Enterprise Group                 1,885            77,115
Reliant Energy                                  2,592            97,718
Sempra Energy                                   1,798            36,625
Southern Co                                     5,943           173,417
TXU                                             2,270            85,647
Xcel Energy                                     2,995            76,283
Total                                                         2,398,525

Utilities -- gas (1.1%)
Dynegy Cl A                                     2,842           138,405
El Paso Energy                                  4,370           274,898
Enron                                           6,565           525,200
KeySpan                                         1,184            44,755
Kinder Morgan                                   1,006            54,676
NICOR                                             401            14,300
ONEOK                                             256            11,441
Peoples Energy                                    310            11,389
Williams Companies                              4,164           162,937
Total                                                         1,238,001

Utilities -- telephone (5.9%)
ALLTEL                                          2,750           162,745
AT&T                                           33,005           791,790
BellSouth                                      16,427           692,398
CenturyTel                                      1,236            38,786
Global Crossing                                 7,788(b,c)      171,492
Nextel Communications Cl A                      6,699(b)        229,859
Qwest Communications Intl                      14,563(b)        613,394
SBC Communications                             29,766         1,439,185
Sprint (FON Group)                              7,776           192,845
Sprint (PCS Group)                              8,198(b)        250,039
Verizon                                        23,735         1,304,238
WorldCom                                       25,317(b)        545,898
Total                                                         6,432,669

Total common stocks
(Cost: $109,136,195)                                       $108,628,191

Total investments in securities
(Cost: $109,136,195)(d)                                    $108,628,191

See accompanying notes to investments in securities.

AXP S&P 500 Index Fund
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 3.49% of net assets.

(d) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $109,308,709 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $ 4,182,265
     Unrealized depreciation                                 (4,862,783)
                                                             ----------
     Net unrealized depreciation                            $  (680,518)
                                                            -----------

Investments in Securities
AXP Mid Cap Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (100.1%)
Issuer                                         Shares          Value(a)

Aerospace & defense (1.3%)
L-3 Communications Holdings                       726(b)        $58,232
Litton Inds                                       986(b)         77,973
Newport News Shipbuilding                         769            38,919
Precision Castparts                             1,081            39,554
Sequa Cl A                                        225(b)         10,431
Titan                                           1,172(b)         24,073
Total                                                           249,182

Airlines (0.1%)
Alaska Air Group                                  575(b)         18,596

Automotive & related (1.0%)
Bandag                                            450            18,891
BorgWarner                                        570            24,054
Lear                                            1,402(b)         40,784
SPX                                               691(b)         69,307
Superior Inds Intl                                562            19,041
United Rentals                                  1,530(b)         26,454
Total                                                           198,531

Banks and savings & loans (8.4%)
Associated Banc-Corp                            1,454            49,436
Astoria Financial                               1,086            56,676
Banknorth Group                                 3,153            62,469
City Natl                                       1,040            38,085
Compass Bancshares                              2,633            60,394
Dime Bancorp                                    2,362            65,404
First Tennessee Natl                            2,805            90,461
First Virginia Banks                            1,004            46,425
FirstMerit                                      1,910            48,228
Greater Bay Bancorp                               871            32,173
GreenPoint Financial                            2,200            77,550
Hibernia Cl A                                   3,452            50,365
Investors Financial Services                      650            52,772
M&T Bank                                        2,023           138,170
Marshall & Ilsley                               2,265           122,966
Mercantile Bankshares                           1,523            60,634
Natl Commerce Bancorporation                    4,472           117,389
North Fork Bancorporation                       3,565            87,271
Pacific Century Financial                       1,731            34,118
Provident Financial Group                       1,062            32,258
Roslyn Bancorp                                  1,340            32,663
Silicon Valley Bancshares                       1,064(b)         34,580
Sovereign Bancorp                               4,923            40,769
TCF Financial                                   1,750            69,213
Webster Financial                               1,065            30,153
Westamerica Bancorporation                        794            31,413
Zions Bancorp                                   1,895           105,883
Total                                                         1,667,918

Beverages & tobacco (1.0%)
PepsiAmericas                                   3,466(b)         55,387
RJ Reynolds Tobacco Holdings                    2,208           116,913
Universal                                         599            18,869
Total                                                           191,169

Building materials & construction (2.4%)
Alexander & Baldwin                               880            24,654
American Financial Group                        1,443            38,672
American Standard                               1,510(b)         77,930
Carlisle Companies                                658            26,452
Clayton Homes                                   2,995            41,181
Dycom Inds                                        912(b)         19,353
Georgia-Pacific (Timber Group)                  1,744            55,634
Granite Construction                              594            17,588
Lennar                                          1,363            50,158
Martin Marietta Materials                       1,018            43,133
Quanta Services                                 1,244(b)         40,107
USG                                               944            20,957
Valspar                                           927            30,248
Total                                                           486,067

Chemicals (2.0%)
Airgas                                          1,450(b)         11,238
Albemarle                                         997            24,975
Cabot                                           1,444            46,569
Cabot Microelectronics                            514(b)         43,594
Crompton                                        2,453            27,621
Cytec Inds                                        875(b)         27,851
Ferro                                             745            17,537
Fuller (HB)                                       307            11,877
IMC Global                                      2,499            39,534
Lubrizol                                        1,134            29,938
Lyondell Chemical                               2,560            41,600
NCH                                               115             5,114
Olin                                              974            17,444
RPM/Ohio                                        2,221            20,433
Schulman (A)                                      642             7,463
Solutia                                         2,254            28,310
Total                                                           401,098

Communications equipment & services (1.8%)
ADTRAN                                            842(b)         23,681
Advanced Fibre Communications                   1,756(b)         43,571
ANTEC                                             829(b)         11,554
CommScope                                       1,115(b)         22,590
MasTec                                          1,036(b)         19,819
Plantronics                                     1,072(b)         58,424
Polycom                                         1,643(b)         46,312
Powerwave Technologies                          1,376(b)         53,406
RF Micro Devices                                3,532(b)         76,379
Total                                                           355,736

Computer software & services (1.7%)
Electronic Arts                                 2,879(b)        131,894
Legato Systems                                  1,901(b)         34,931
Network Associates                              2,996(b)         22,657
SunGard Data Systems                            2,894(b)        144,556
Total                                                           334,038

Computers & office equipment (11.2%)
3Com                                            7,623(b)         81,947
Acxiom                                          1,938(b)         66,498
Affiliated Computer Services Cl A               1,157(b)         74,048
Avocent                                           935(b)         28,985
BISYS Group                                     1,234(b)         55,839
Cadence Design Systems                          5,352(b)        157,830
CheckFree                                       1,660(b)         91,819
Comdisco                                        3,313            53,903
Concord EFS                                     4,703(b)        206,123
CSG Systems Intl                                1,143(b)         50,721
DST Systems                                     2,719(b)        161,781
Fiserv                                          2,694(b)        139,583
Henry (Jack) & Associates                         938            42,796
InFocus                                           837(b)         18,989
Informix                                        6,090(b)         45,485
Keane                                           1,501(b)         25,292
Macromedia                                      1,151(b)         37,695
Mentor Graphics                                 1,406(b)         39,720
Natl Instruments                                1,101(b)         54,224
NOVA                                            1,422(b)         26,307
NVIDIA                                          1,425(b)         73,566
Quantum-DLT & Storage Systems                   3,243(b)         46,213
Rational Software                               4,114(b)        213,670
Reynolds & Reynolds Cl A                        1,669            35,216
SanDisk                                         1,465(b)         46,788
Storage Technology                              2,230(b)         29,079
Structural Dynamics Research                      773(b)          9,566
Sybase                                          1,909(b)         48,202
Sykes Enterprises                                 880(b)          4,840
Symantec                                        1,648(b)         84,666
Synopsys                                        1,413(b)         73,476
Tech Data                                       1,169(b)         42,157
Transaction Systems
   Architects Cl A                                792(b)          9,059
Wallace Computer Services                         885            16,373
Wind River Systems                              1,584(b)         60,192
Total                                                         2,252,648

Electronics (8.8%)
Arrow Electronics                               2,138(b)         67,326
Atmel                                          10,151(b)        172,567
Avnet                                           2,009            55,227
Cirrus Logic                                    1,680(b)         47,460
Credence Systems                                1,150(b)         28,894
Cypress Semiconductor                           2,863(b)         78,246
Dallas Semiconductor                            1,323            49,189
DSP Group                                         589(b)         16,713
Harris                                          1,462            44,152
Integrated Device Technology                    2,311(b)        113,058
Intl Rectifier                                  1,350(b)         72,846
KEMET                                           1,906(b)         43,838
Lam Research                                    2,714(b)         71,751
Lattice Semiconductor                           2,338(b)         60,642
Micrel                                          1,855(b)         85,330
Microchip Technology                            2,808(b)         84,416
MIPS Technologies Cl B                            842(b)         27,155
Plexus                                            871(b)         40,883
Sawtek                                            928(b)         25,694
SCI Systems                                     3,177(b)         89,591
Semtech                                         1,448(b)         41,811
Sensormatic Electronics                         1,685(b)         32,487
TranSwitch                                      1,798(b)         88,552
TriQuint Semiconductor                          1,709(b)         60,242
Vishay Intertechnology                          3,003(b)         65,465
Waters                                          2,815(b)        206,988
Total                                                         1,770,523

Energy (1.4%)
Grant Prideco                                   2,364(b)         49,951
Murphy Oil                                        981            56,839
Noble Affiliates                                1,218            51,594
Pennzoil-Quaker State                           1,710            20,606
Ultramar Diamond Shamrock                       1,893            54,102
Valero Energy                                   1,325            45,779
Total                                                           278,871

Energy equipment & services (5.1%)
BJ Services                                     1,809(b)        141,608
Cooper Cameron                                  1,175(b)         75,470
ENSCO Intl                                      3,016           108,727
Global Marine                                   3,831(b)        110,141
Hanover Compressor                              1,287(b)         49,382
Helmerich & Payne                               1,086            51,922
Jacobs Engineering Group                          571(b)         27,265
Marine Drilling                                 1,275(b)         37,613
Natl-Oilwell                                    1,748(b)         63,785
Pioneer Natural Resources                       2,211(b)         38,693
Smith Intl                                      1,098(b)         83,558
Tidewater                                       1,215            58,138
Varco Intl                                      2,056(b)         42,785
Weatherford Intl                                2,393(b)        116,969
Total                                                         1,006,056

Financial services (3.8%)
Allmerica Financial                             1,157            67,048
AmeriCredit                                     1,701(b)         60,130
E*TRADE Group                                   6,798(b)         95,172
Edwards (AG)                                    1,761            82,873
Investment Technology Group                       686(b)         32,249
Legg Mason                                      1,348            74,504
Neuberger Berman                                1,062            84,695
Radian Group                                      824            51,203
SEI Investments                                 1,161            95,928
Waddell & Reed Financial Cl A                   1,823            64,826
Wilmington Trust                                  705            41,778
Total                                                           750,406

Food (2.4%)
Dean Foods                                        774            26,773
Dole Food                                       1,215            21,700
Dreyer's Grand Ice Cream                          614            21,720
Flowers Inds                                    2,179            36,280
Hormel Foods                                    3,037            58,584
IBP                                             2,300            59,248
Interstate Bakeries                             1,097            16,949
Lance                                             630             7,560
McCormick                                       1,490            54,311
Sensient Technologies                           1,062            23,714
Smucker (JM)                                      523            12,892
Suiza Foods                                       591(b)         27,162
Tootsie Roll Inds                               1,073            54,401
Tyson Foods Cl A                                4,902            66,667
Total                                                           487,961

Furniture & appliances (0.7%)
Furniture Brands Intl                           1,081(b)         27,674
HON Inds                                        1,311            32,775
Miller (Herman)                                 1,705            48,805
Mohawk Inds                                     1,146(b)         36,099
Total                                                           145,353

Health care (8.3%)
Apogent Technologies                            2,290            48,319
Barr Laboratories                                 768(b)         56,179
Beckman Coulter                                 1,294            48,603
Carter-Wallace                                    985            24,123
COR Therapeutics                                1,185(b)         46,215
DENTSPLY Intl                                   1,121            38,745
Genzyme (General Division)                      2,066(b)        178,838
Gilead Sciences                                 1,024(b)         69,312
ICN Pharmaceuticals                             1,734            46,124
IDEC Pharmaceuticals                            3,122(b)        183,613
Incyte Genomics                                 1,397(b)         38,941
IVAX                                            3,471(b)        120,444
Millennium Pharmaceuticals                      4,628(b)        231,978
MiniMed                                         1,405(b)         46,716
Mylan Laboratories                              2,718            63,465
Protein Design Labs                               943(b)         69,723
Quest Diagnostics                               1,006(b)        104,121
Sepracor                                        1,605(b)        105,930
STERIS                                          1,478(b)         26,604
Vertex Pharmaceuticals                          1,285(b)         86,497
VISX                                            1,323(b)         17,953
Total                                                         1,652,443

Health care services (3.7%)
AmeriSource Health Cl A                         1,128(b)         53,952
Apria Healthcare Group                          1,144(b)         30,831
Bergen Brunswig Cl A                            2,934            53,399
Covance                                         1,258(b)         17,298
Express Scripts Cl A                              839(b)         77,870
First Health Group                              1,037(b)         43,424
Health Management
   Associates Cl A                              5,286(b)         85,263
Health Net                                      2,665(b)         58,257
Hillenbrand Inds                                1,361            64,443
Lincare Holdings                                1,134(b)         56,771
Omnicare                                        2,006            41,023
Oxford Health Plans                             1,876(b)         58,508
PacifiCare Health Systems                         743(b)         18,064
Quorum Health Group                             1,557(b)         23,063
Trigon Healthcare                                 818(b)         46,863
Total                                                           729,029

Household products (0.7%)
Church & Dwight                                   830            20,742
Dial                                            2,067            29,062
Energizer Holdings                              2,081(b)         51,192
Viad                                            2,008            47,690
Total                                                           148,686

Industrial equipment & services (2.8%)
AGCO                                            1,297            15,551
Albany Intl Cl A                                  668(b)         11,156
AMETEK                                            700            18,648
Blyth Inds                                      1,044            26,946
Cintas                                          3,673           171,482
Donaldson                                         972            27,119
Fastenal                                          826            46,720
Flowserve                                         815(b)         18,370
Harsco                                            869            23,029
Kaydon                                            651            16,425
Kennametal                                        659            18,024
Minerals Technologies                             441            15,470
Modine Mfg                                        636            16,337
Nordson                                           702            20,534
Ogden                                           1,080(b)         18,133
Tecumseh Products Cl A                            411            20,319
Teleflex                                          833            34,494
Trinity Inds                                      812            19,123
UCAR Intl                                         983(b)         10,076
Total                                                           547,956

Insurance (2.2%)
Everest Re Group                                  998(c)         57,286
Gallagher (Arthur J)                            1,714            44,341
Horace Mann Educators                             882            14,668
Leucadia Natl                                   1,204            40,153
MONY Group                                      1,087            39,262
Ohio Casualty                                   1,307            13,560
Old Republic Intl                               2,565            70,487
PMI Group                                         964            54,456
Protective Life                                 1,406            41,336
Unitrin                                         1,479            55,647
Total                                                           431,196

Leisure time & entertainment (1.3%)
Callaway Golf                                   1,615            34,787
GTECH Holdings                                    753(b)         17,409
Intl Game Technology                            1,578(b)         75,539
Intl Speedway Cl A                              1,157            49,968
Mandalay Resort Group                           1,650(b)         35,822
Six Flags                                       1,713(b)         36,024
Total                                                           249,549

Media (5.8%)
Banta                                             534            13,825
Belo (AH) Cl A                                  2,475            46,703
Catalina Marketing                              1,209(b)         39,450
Chris-Craft Inds                                  762(b)         56,418
Dun & Bradstreet                                1,776(b)         44,578
Emmis Communications Cl A                       1,022(b)         37,878
Entercom Communications Cl A                      985(b)         48,265
Gartner Group Cl B                              1,868(b)         15,224
Harte-Hanks                                     1,462            32,179
Hispanic Broadcasting                           2,371(b)         65,392
Houghton Mifflin                                  654            27,573
Lee Enterprises                                   955            29,987
Macrovision                                     1,081(b)         81,075
Media General Cl A                                497            24,860
Price Communications                            1,220(b)         23,558
Reader's Digest Assn Cl A                       2,236            76,024
Scholastic                                        747(b)         33,942
True North Communications                       1,093            44,627
Univision Communications Cl A                   4,495(b)        191,621
Valassis Communications                         1,166(b)         39,236
Washington Post Cl B                              206           120,716
Westwood One                                    2,383(b)         53,451
Total                                                         1,146,582

Metals (0.3%)
AK Steel Holdings                               2,343            21,930
Carpenter Technology                              479            13,206
MAXXAM                                            146(b)          2,116
Pittston Brink's Group                          1,127            23,452
Ryerson Tull                                      539             5,191
Total                                                            65,895

Miscellaneous (2.1%)
ArvinMeritor                                    1,545            23,021
Edwards Lifesciences                            1,277(b)         23,305
Federal Signal                                    986            21,751
Galileo Intl                                    1,932            39,799
Retek                                           1,042(b)         34,842
Rollins                                           653            11,525
S&P Mid-Cap 400
   Depositary Receipts                          2,699           261,129
Total                                                           415,372

Multi-industry conglomerates (2.9%)
ACNielsen                                       1,259(b)         46,042
Apollo Group Cl A                               1,657(b)         90,823
ChoicePoint                                       884(b)         46,932
DeVry                                           1,517(b)         51,684
Diebold                                         1,557            45,932
Hubbell Cl B                                    1,291            36,961
Imation                                           767(b)         15,839
Kelly Services Cl A                               778            19,122
Korn/Ferry Intl                                   821(b)         15,960
Lancaster Colony                                  821            22,116
Manpower                                        1,649            56,477
Modis Professional Services                     2,101(b)         13,657
NCO Group                                         557(b)         18,033
Pentair                                         1,059            29,377
Ruddick                                         1,006            11,499
Stewart & Stevenson Services                      610            15,326
Sylvan Learning Systems                           811(b)         13,128
YORK Intl                                         828            25,461
Total                                                           574,369

Paper & packaging (0.9%)
Bowater                                         1,091            57,551
Glatfelter (PH)                                   923            11,168
Longview Fibre                                  1,125            15,570
Rayonier                                          590            25,293
Sonoco Products                                 2,167            50,231
Wausau-Mosinee Paper                            1,116            12,164
Total                                                           171,977

Restaurants & lodging (1.1%)
Bob Evans Farms                                   757            14,241
Brinker Intl                                    2,139(b)         55,540
CBRL Group                                      1,234            24,911
Lone Star Steakhouse & Saloon                     543             4,548
Outback Steakhouse                              1,670(b)         38,661
Papa John's Intl                                  499(b)         11,914
Park Place Entertainment                        6,476(b)         72,854
Total                                                           222,669

Retail (3.5%)
American Eagle Outfitters                       1,005(b)         58,164
Barnes & Noble                                  1,398(b)         35,929
BJ's Wholesale Club                             1,577(b)         67,417
Borders Group                                   1,711(b)         24,125
CDW Computer Centers                            1,904(b)         75,208
Claire's Stores                                 1,117            22,072
Dollar Tree Stores                              2,350(b)         71,528
Family Dollar Stores                            3,726            92,219
Lands' End                                        659(b)         19,546
Neiman Marcus Group Cl A                        1,034(b)         40,264
Payless ShoeSource                                482(b)         34,559
Perrigo                                         1,600(b)         16,000
Ross Stores                                     1,789            40,923
Saks                                            3,078(b)         41,399
Sotheby's Holdings Cl A                         1,283(b)         34,051
Williams-Sonoma                                 1,213(b)         32,508
Total                                                           705,912

Textiles & apparel (0.9%)
Abercrombie & Fitch                             2,157(b)         64,300
Jones Apparel Group                             2,598(b)        103,894
Unifi                                           1,171(b)          7,612
WestPoint Stevens                               1,077             9,736
Total                                                           185,542

Transportation (1.8%)
Airborne                                        1,045            14,222
Atlas Air                                         832(b)         28,363
C.H. Robinson Worldwide                         1,839            55,055
CNF Transportation                              1,058            36,311
EGL                                             1,017(b)         31,273
Expeditors Intl of Washington                   1,119            65,251
GATX                                            1,039            47,908
Hunt (JB) Transport Services                      765            14,583
Overseas Shipbuilding Group                       739            19,059
Swift Transportation                            1,377(b)         29,089
Wisconsin Central Transportation                1,010(b)         16,034
Total                                                           357,148

Utilities -- electric (5.9%)
Allete                                          1,622            35,830
Alliant Energy                                  1,720            52,460
American Water Works                            2,143            56,382
Black Hills Corp                                  499            19,067
Cleco                                             489            22,880
Conectiv                                        1,929            36,767
DPL                                             2,789            82,832
DQE                                             1,217            38,713
Energy East                                     2,570            47,674
Hawaiian Electric Inds                            715            25,840
Idacorp                                           815            33,570
IPALCO Enterprises                              1,915            46,630
Kansas City Power & Light                       1,347            34,470
Montana Power                                   2,301            51,174
Northeast Utilities                             3,127            70,608
NSTAR                                           1,155            42,989
OGE Energy                                      1,695            38,680
Potomac Electric Power                          2,425            51,871
Public Service Co of New Mexico                   851            21,020
Puget Energy                                    1,865            46,252
SCANA                                           2,280            60,306
Sierra Pacific Resources                        1,708            24,954
Teco Energy                                     2,742            78,256
UtiliCorp United                                2,173            62,148
Western Resources                               1,524            36,881
Wisconsin Energy                                2,635            52,964
Total                                                         1,171,218

Utilities -- gas (1.5%)
AGL Resources                                   1,179            24,170
MCN Energy Group                                1,964            52,242
Natl Fuel Gas                                     855            44,896
Ocean Energy                                    3,648            63,511
Questar                                         1,753            48,821
Vectren                                         1,336            30,728
WGL Holdings                                    1,011            28,106
Total                                                           292,474

Utilities -- telephone (1.3%)
BroadWing                                       4,706(b)       $132,144
Telephone & Data Systems                        1,280           135,040
Total                                                           267,184

Total common stocks
(Cost: $18,131,230)                                         $19,929,354

Total investments in securities
(Cost: $18,131,230)(d)                                      $19,929,354

See accompanying notes to investments in securities.

AXP Mid Cap Index Fund
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 0.29% of net assets.

(d) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $18,198,693 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $ 3,164,592
     Unrealized depreciation                                 (1,433,931)
                                                             ----------
     Net unrealized appreciation                            $ 1,730,661
                                                            -----------

Investments in Securities
AXP Total Stock Market Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (100%)
Issuer                                         Shares          Value(a)

Aerospace & defense (1.5%)
Aeroflex                                          156(b)         $4,056
Alliant Techsystems                                48(b)          3,326
Boeing                                          1,890           110,566
General Dynamics                                  418            29,670
General Motors Cl H                             1,594(b)         44,600
Goodrich (BF)                                     171             6,156
Honeywell Intl                                  1,687            79,711
L-3 Communications Holdings                        83(b)          6,657
Litton Inds                                       146(b)         11,546
Lockheed Martin                                   935            32,426
Newport News Shipbuilding                         122             6,174
Northrop Grumman                                  151            13,089
Precision Castparts                               132             4,830
Raytheon Cl B                                     716            25,196
Rockwell Intl                                     390            18,400
Titan                                             432(b)          8,873
United Technologies                               986            73,930
Total                                                           479,206

Airlines (0.3%)
Alaska Air Group                                   52(b)          1,682
America West Holdings Cl B                        110(b)          1,353
AMR                                               327(b)         12,782
Atlantic Coast Airlines Holdings                   67(b)          2,889
Continental Airlines Cl B                         113(b)          5,893
Delta Air Lines                                   218            10,294
Northwest Airlines Cl A                           197(b)          4,888
SkyWest                                           186             4,615
Southwest Airlines                              1,050            32,897
UAL                                               250            10,225
US Airways Group                                  124(b)          5,561
Total                                                            93,079

Automotive & related (1.0%)
American Axle & Mfg Holdings                      144(b)          1,238
Avis Group Holdings                               115(b)          3,769
Bandag                                             70             2,939
BorgWarner                                        130             5,486
Central Parking                                    73             1,650
Cooper Tire & Rubber                              118             1,549
CSK Auto                                          102(b)            612
Cummins Engine                                     95             3,564
Dana                                              258             4,819
Delphi Automotive Systems                       1,180            17,417
DollarThrifty Automotive Group                    100(b)          2,048
Eaton                                             112             7,706
Federal-Mogul                                     230             1,047
Ford Motor                                      3,988           112,421
GenCorp                                           165             1,741
General Motors                                  1,226            65,836
Gentex                                            418(b)         10,346
Genuine Parts                                     278             7,050
Goodyear Tire & Rubber                            243             6,388
Hayes Lemmerz Intl                                 86(b)            550
Hertz                                             125             4,411
Johnson Controls                                  186            12,086
Lear                                              205(b)          5,963
Navistar Intl                                     179(b)          4,971
O'Reilly Automotive                               235(b)          5,288
PACCAR                                            122             6,146
Smith (AO)                                         70             1,183
Snap-On                                           196             5,782
SPX                                                48(b)          4,814
Superior Inds Intl                                 72             2,439
Tower Automotive                                  114(b)            986
TRW                                               188             6,836
United Rentals                                    224(b)          3,873
Visteon                                           824(b)         11,660
Total                                                           334,614

Banks and savings & loans (6.5%)
Allied Capital                                    404             9,317
AMCORE Financial                                   92             1,823
AmSouth Bancorporation                            815            14,124
Anchor Bancorp Wisconsin                          122             1,937
Area Bancshares                                   114             1,931
Associated Banc-Corp                              221             7,514
Astoria Financial                                 114             5,949
Bancorp South                                     605             8,228
BancWest                                          403            10,865
Bank of America                                 3,533           190,145
Bank of New York                                1,555            85,104
Bank One                                        2,434            95,412
Bank United Cl A                                   60             3,754
Banknorth Group                                   359             7,113
BB&T                                              842            30,842
Capitol Federal Financial                         619             9,865
Centura Banks                                     192            10,140
Charter One Financial                             348             9,828
Chittenden                                         68             1,976
Citizens Banking                                  147             3,749
City Natl                                         271             9,924
Colonial BancGroup                                727             9,073
Comerica                                          433            26,128
Commerce Bancorp                                   74             4,477
Commerce Bancshares                               101             4,135
Commercial Federal                                403             8,842
Community First Bankshares                        115             2,235
Compass Bancshares                                177             4,060
CompuCredit                                       107(b)            916
CORUS Bankshares                                   74             3,547
Cullen/Frost Bankers                              200             7,740
CVB Financial                                     110             1,719
Dime Bancorp                                      176             4,873
Downey Financial                                   94             4,286
E-Loan                                            102(b)            284
F&M Natl                                           74             2,884
F.B.N.                                             81             1,752
Fifth Third Bancorp                               980            58,064
First Citizens BancShares Cl A                     27             2,349
First Commonwealth Financial                      146             1,570
First Financial Bancorp                            96             1,632
First Midwest Bancorp                              76             2,133
First Source                                       72             1,431
First Tennessee Natl                              203             6,547
First Union                                     2,075            70,404
First Virginia Banks                               78             3,607
Firstar                                         2,018            47,624
FirstBank                                          96             2,410
FirstMerit                                        211             5,328
FleetBoston Financial                           1,901            82,388
Frontier Financial                                 85             1,960
Fulton Financial                                  253             5,661
Golden State Bancorp                              206             5,562
Golden West Financial                             333            17,829
Greater Bay Bancorp                               172             6,353
GreenPoint Financial                              170             5,993
Hancock Holding                                    51             1,897
Hibernia Cl A                                     386             5,632
Hudson City Bancorp                               322             6,561
Hudson United Bancorp                             369             8,077
Huntington Bancshares                             393             6,067
Independence Community Bank                       169             2,757
Integra Bank                                       78             1,950
Intl Bancshares                                    55             1,870
Investors Financial Services                      104             8,444
Irwin Financial                                   103             2,350
J.P. Morgan Chase                               4,130           227,080
KeyCorp                                           907            24,181
M&T Bank                                          196            13,387
MAF Bancorp                                        95             2,654
Marshall & Ilsley                                 226            12,270
Mellon Financial                                1,028            47,904
Mercantile Bankshares                             108             4,300
Natl City                                       1,280            36,160
Natl Commerce Bancorporation                      347             9,109
Natl Penn Bancshares                               84             1,617
Net.B@nk                                           94(b)            987
New York Community Bancorp                         73             2,779
NextCard                                          222(b)          2,539
North Fork Bancorporation                         320             7,834
Northern Trust                                    467            35,959
Old Kent Financial                                288            12,525
Old Natl Bancorp                                  249             6,486
Pacific Capital Bancorp                            60             1,763
Pacific Century Financial                         201             3,962
Park Natl                                          21             1,764
People's Bank                                     393            10,132
PNC Financial Services Group                      609            45,078
Popular                                           211(c)          5,697
Provident Bankshares                              100             2,388
Provident Financial Group                         167             5,073
Regions Financial                                 481            14,310
Republic Bancorp                                  196             2,475
Republic Security Financial                       237             1,955
Richmond County Financial                         109             2,773
Riggs Natl                                        126             2,048
Roslyn Bancorp                                    239             5,826
S&T Bancorp                                        87             2,034
Santander BanCorp                                 129(c)          2,482
Silicon Valley Bancshares                         132(b)          4,290
Sky Financial Group                               394             6,747
South Financial Group                              97             1,376
Southtrust                                        354            15,709
Southwest Bancorp of Texas                        122(b)          5,223
Sovereign Bancorp                                 833             6,898
State Street                                      340            38,396
Staten Island Bancorp                             105             2,495
Summit Bancorp                                    366            16,009
SunTrust Banks                                    628            42,013
Susquehanna Bancshares                            129             2,177
Synovus Financial                                 598            16,547
TCF Financial                                     142             5,616
Trust Company of New Jersey                        90             1,283
TrustCo Bank NY                                   156             1,989
Trustmark                                         368             7,705
U.S. Bancorp                                    1,571            46,423
UMB Financial                                      53             1,954
Union Planters                                    222             8,516
UnionBanCal                                       256             7,639
United Bankshares                                  83             1,800
United Community Financial                        134               896
USA Education                                     327            20,545
Valley Natl Bancorp                               307             8,967
W Holding                                         142(c)          1,793
Wachovia                                          428            29,083
Walter Inds                                       153             1,255
Washington Federal                                331             9,227
Washington Mutual                               1,135            54,763
Webster Financial                                 336             9,513
Wells Fargo                                     3,710           191,101
Westamerica Bancorporation                        234             9,258
Westcorp                                          128             2,079
WFS Financial                                      98(b)          2,064
Whitney Holding                                    54             1,944
Zions Bancorp                                     183            10,225
Total                                                         2,131,990

Beverages & tobacco (2.5%)
Anheuser-Busch                                  1,908            82,731
Brown-Forman Cl B                                 107             7,083
Coca-Cola                                       5,382           312,156
Coca-Cola Bottling                                 37             1,510
Coca-Cola Enterprises                             881            17,805
Constellation Brands                               90(b)          6,067
Coors (Adolph) Cl B                               106             7,372
Fortune Brands                                    259             8,291
Pepsi Bottling Group                              241             9,399
PepsiAmericas                                     336(b)          5,369
PepsiCo                                         3,133           138,071
Philip Morris                                   4,826           212,344
RJ Reynolds Tobacco Holdings                      169             8,949
Universal                                         142             4,473
UST                                               271             6,911
Vector Group                                       44               869
Total                                                           829,400

Building materials & construction (0.7%)
Alexander & Baldwin                               181             5,071
American Financial Group                          300             8,040
American Standard                                 110(b)          5,677
Armstrong Holdings                                 88               343
Carlisle Companies                                142             5,708
Centex                                            115             4,697
Centex Construction Products                       53             1,468
CIRCOR Intl                                        50               615
Clayton Homes                                     435             5,981
Dycom Inds                                         84(b)          1,782
Elcor                                              84             1,366
Fairfield Communities                             170(b)          2,492
Fleetwood Enterprises                             107             1,499
Florida Rock Inds                                  60             2,387
Foster Wheeler                                    172             1,428
Georgia-Pacific (Timber Group)                    129             4,115
Georgia-Pacific Group                             473            14,620
Granite Construction                               87             2,576
Horton (DR)                                       197             4,635
Hughes Supply                                      91             1,584
Huttig Building Products                           23(b)            101
Insituform Technologies Cl A                       89(b)          3,082
Johns Manville                                    525             6,799
KB HOME                                           277             8,867
Lafarge                                           198             5,384
Lennar                                            138             5,078
Lennox Intl                                       140             1,455
Louisiana-Pacific                                 315             3,512
Martin Marietta Materials                         220             9,321
Masco                                             963            23,112
Massey Energy                                     376             6,539
NVR                                                40(b)          4,600
Owens-Corning                                     102               177
Potlatch                                          247             8,065
Pulte                                              99             3,416
Quanta Services                                   112(b)          3,611
Sherwin-Williams                                  263             7,062
Simpson Mfg                                        43(b)          2,261
Temple-Inland                                      87             4,436
Texas Inds                                         54             1,507
Toll Brothers                                     113(b)          3,932
Tredegar                                           92             1,555
USG                                               104             2,309
Valspar                                           139             4,536
Vulcan Materials                                  156             7,095
Washington Group Intl                             198(b)          2,099
Watts Inds Cl A                                   100             1,460
Weyerhaeuser                                      464            24,359
Total                                                           231,814

Chemicals (1.3%)
Air Products & Chemicals                          483            18,243
Airgas                                            184(b)          1,426
Albemarle                                         103             2,580
Allied Waste Inds                                 399(b)          5,965
Azurix                                            182(b)          1,505
Cabot                                             207             6,676
Cabot Microelectronics                             58(b)          4,919
Cambrex                                            80             3,580
Crompton                                          368             4,144
Cytec Inds                                        118(b)          3,756
Dow Chemical                                    1,429            49,014
Du Pont (EI) de Nemours                         2,196            95,986
Eastman Chemical                                  122             5,699
Ecolab                                            201             8,352
Eden Bioscience                                   155(b)          4,728
Engelhard                                         196             4,420
Ferro                                             100             2,354
FMC                                                74(b)          5,207
Fuller (HB)                                        34             1,315
Georgia Gulf                                      112             1,903
Grace (WR)                                        124(b)            244
Great Lakes Chemical                              282             9,532
Hercules                                          611(b)          8,737
IMC Global                                        314             4,967
Intl Specialty Products                           224(b)          1,711
Ionics                                             63(b)          1,821
Lubrizol                                          137             3,617
Lyondell Chemical                                 279             4,534
Millennium Chemicals                              208             3,509
Millipore                                          70             3,885
NL Inds                                           200             4,160
Olin                                              157             2,812
OM Group                                          138             6,707
Pall                                              193             4,709
Polymer Group                                     116               800
PPG Inds                                          366            16,902
Praxair                                           333            14,762
Republic Services                                 273(b)          3,754
Rohm & Haas                                       456            16,370
RPM/Ohio                                          171             1,573
Sigma-Aldrich                                     157             6,221
Solutia                                           548             6,883
Spartech                                           71             1,349
Tetra Tech                                        133(b)          3,067
Union Carbide                                     284            14,754
Valhi                                             311             3,676
Ventro                                             54(b)            149
Waste Management                                1,309            31,940
Total                                                           414,917

Commercial finance (--%)
Finova Group                                      293               325

Communications equipment & services (3.6%)
Accelerated Networks                              243(b)            759
Adaptive Broadband                                 98(b)            386
ADC Telecommunications                          1,626(b)         23,679
ADTRAN                                             61(b)          1,716
Advanced Fibre Communications                     375(b)          9,305
Aether Systems                                     61(b)          3,069
Airnet Communications                              49(b)            383
Allied Riser Communications                       114(b)            449
American Tower Cl A                               355(b)         12,851
Andrew Corp                                       476(b)          9,431
ANTEC                                             199(b)          2,774
Aspect Communications                             107(b)          1,284
Avaya                                             474(b)          8,295
Brocade Communications Systems                    466(b)         42,086
C-COR.net                                         122(b)          1,441
Carrier Access                                     95(b)            819
Centennial Communications                         447(b)          8,968
CIENA                                             598(b)         53,856
Com21                                              67(b)            381
Commonwealth Telephone
   Enterprises                                    131(b)          4,839
CommScope                                         243(b)          4,923
Copper Mountain Networks                           72(b)            554
Corning                                         1,996           113,192
Corvis                                            721(b)         15,592
Covad Communications Group                        226(b)            975
Digitas                                           110(b)            949
Ditech Communications                             157(b)          1,904
DMC Stratex Networks                              438(b)          7,419
EchoStar Communications Cl A                      510(b)         15,746
Efficient Networks                                 77(b)          1,237
Fairchild Semiconductor Intl Cl A                 419(b)          7,710
Finisar                                           377(b)         13,713
Focal Communications                              121(b)          2,110
Glenayre Technologies                             212(b)            967
GoAmerica                                         371(b)          2,469
Harmonic                                          217(b)          2,550
iBasis                                             68(b)            614
IDT                                                88(b)          2,050
InterVoice-Brite                                  131(b)          1,523
JDS Uniphase                                    2,087(b)        114,393
Leap Wireless Intl                                 96(b)          4,044
Loral Space & Communications                    1,217(b)          7,180
Lucent Technologies                             7,248           134,812
MasTec                                            277(b)          5,299
Metricom                                           70(b)            836
Motient                                           170(b)            850
Motorola                                        4,741           108,141
Natural Microsystems                               88(b)          1,034
NEON Communications                                61(b)            995
Net2000 Communications                            110(b)            571
Net2Phone                                          37(b)            502
Netro                                             102(b)            842
Next Level Communications                         121(b)          1,573
NorthPoint Communications Group                   317(b)            446
NTL                                               570(b)         22,236
Nucentrix Broadband Networks                      119(b)          1,562
ONI Systems                                       286(b)         15,873
P-COM                                             209(b)            908
Pac-West Telecomm                                 132(b)            825
Plantronics                                       108(b)          5,886
Polycom                                           316(b)          8,907
Powerwave Technologies                             99(b)          3,842
Proxim                                             90(b)          2,959
QUALCOMM                                        1,623(b)        136,432
REMEC                                             195(b)          2,681
RF Micro Devices                                  246(b)          5,320
Rhythms NetConnections                            344(b)            667
SBA Communications                                 73(b)          3,308
Scientific-Atlanta                                335            20,100
SDL                                               184(b)         37,122
Sonus Networks                                    105(b)          4,817
Sorrento Networks                                  32(b)            864
Stanford Microdevices                             101(b)          2,822
Sunrise Telecom                                   137(b)          1,550
Sycamore Networks                                 575(b)         20,269
Tekelec                                           132(b)          3,696
Telaxis Communications                             52(b)            130
Tellabs                                           864(b)         55,997
Time Warner Telecom Cl A                           87(b)          6,617
Tollgrade Communications                           45(b)          1,671
Turnstone Systems                                  10(b)             68
Tut Systems                                        65(b)            512
UTStarcom                                          30(b)            769
VoiceStream Wireless                              340(b)         42,139
WebMD                                             649(b)          6,206
Williams Communications Group                     302(b)          5,439
WJ Communications                                 202(b)          2,778
World Access                                      162(b)            587
Total                                                         1,190,045

Computer software & services (4.8%)
Adobe Systems                                     504            22,019
Agile Software                                    111(b)          5,467
Akamai Technologies                               180(b)          5,231
Ariba                                             522(b)         19,477
At Home Corp Series A                           1,644(b)         10,686
BMC Software                                      533(b)         15,490
BroadVision                                       563(b)          7,565
Citrix Systems                                    391(b)         14,027
Computer Associates Intl                        1,245            44,832
Compuware                                         555(b)          6,903
Digital Island                                    395(b)          2,382
Edwards (JD) & Co                                 239(b)          4,093
Electronic Arts                                   287(b)         13,148
i2 Technologies                                   852(b)         43,133
Internet Capital Group                             46(b)            296
Intuit                                            429(b)         16,946
Legato Systems                                    400(b)          7,350
Microsoft                                      11,574(b)        706,736
MicroStrategy                                      52(b)            874
Network Associates                                754(b)          5,702
Novell                                            521(b)          4,494
ONYX Software                                      56(b)            896
Oracle                                         12,149(b)        353,840
Parametric Technology                             419(b)          6,233
PeopleSoft                                        589(b)         24,149
Portal Software                                   913(b)         11,869
RealNetworks                                      702(b)          7,152
S1                                                 76(b)            765
Siebel Systems                                    932(b)         61,803
SunGard Data Systems                              278(b)         13,886
VeriSign                                          407(b)         29,915
VERITAS Software                                  859(b)         81,498
Vignette                                        1,142(b)          9,493
WebMethods                                         86(b)          7,385
WebTrends                                         122(b)          4,575
Total                                                         1,570,310

Computers & office equipment (12.4%)
3Com                                              556(b)          5,977
About.com                                          39(b)          1,080
Accrue Software                                    64(b)            128
Actuate                                           236(b)          5,424
Acxiom                                            132(b)          4,529
Adaptec                                           658(b)          9,623
Advanced Digital Information                      139(b)          3,249
Advantage Learning Systems                        121(b)          3,630
Advent Software                                    74(b)          4,084
Affiliated Computer Services Cl A                 115(b)          7,360
Allaire                                            58(b)            537
American Management Systems                        91(b)          2,053
AnswerThink Consulting Group                      200(b)          1,544
AOL Time Warner                                 9,392(b)        493,643
Apple Computer                                    705(b)         15,246
Art Technology Group                               98(b)          3,724
Artesyn Technologies                              211(b)          5,275
ASK Jeeves                                        128(b)            480
Aspen Technology                                  142(b)          5,565
Autodesk                                          200             7,375
Automatic Data Processing                       1,321            79,074
Avant!                                            143(b)          2,842
Avici Systems                                     270(b)          9,585
Avocent                                           132(b)          4,092
Aware                                              83(b)          1,328
Be Free                                           110(b)            342
BEA Systems                                       517(b)         34,090
BindView Development                              150(b)          1,327
BISYS Group                                        94(b)          4,254
Black Box                                          72(b)          5,184
Breakaway Solutions                               132(b)            215
Brio Technology                                    49(b)            600
Broadbase Software                                112(b)            644
BSQUARE                                           100(b)          1,081
Cabletron Systems                                 271(b)          5,583
Cadence Design Systems                            519(b)         15,305
Caldera Systems                                   120(b)            446
Calico Commerce                                   100(b)            109
Cambridge Technology Partners                     155(b)            620
Centillium Communications                          49(b)          2,380
Ceridian                                          225(b)          4,154
CheckFree                                         158(b)          8,739
Ciber                                             138(b)            854
Cisco Systems                                  15,621(b)        584,810
Clarent                                           194(b)          3,250
Clarus                                             37(b)            342
CMGI                                              506(b)          3,099
CNET Networks                                     531(b)          9,525
Cognex                                            131(b)          3,445
Comdisco                                          743            12,089
Commerce One                                      404(b)         12,347
Compaq Computer                                 3,581            84,905
Complete Business Solutions                       139(b)          1,477
Computer Sciences                                 354(b)         22,868
Comverse Technology                               357(b)         40,452
Concord Communications                             50(b)            728
Concord EFS                                       448(b)         19,635
Concurrent Computer                               147(b)          1,001
Critical Path                                     195(b)          2,121
CSG Systems Intl                                  109(b)          4,837
Cyber-Care                                        133(b)            657
CyberSource                                        38(b)            166
Cysive                                             76(b)            508
Data Return                                        98(b)            576
Dell Computer                                   5,615(b)        146,691
Dendrite Intl                                     212(b)          3,975
Diamond Cluster Intl Cl A                          63(b)          2,237
Digital Insight                                    72(b)          1,278
Digital Lightwave                                  80(b)          3,515
Digital River                                      88(b)            721
Documentum                                        134(b)          5,796
drkoop.com                                        140(b)             66
DST Systems                                       264(b)         15,708
E.piphany                                         144(b)          5,634
EarthLink                                         359(b)          3,007
Echelon                                            53(b)          1,080
eFunds                                            201(b)          2,462
eGain Communications                               92(b)            460
Electronic Data Systems                           983            54,703
eMachines                                         440(b)            275
EMC                                             4,749(b)        360,876
Emulex                                            164(b)         15,252
Engage                                            641(b)          1,282
Entrada Networks                                    8(b)             30
Entrust Technologies                              169(b)          2,989
Equifax                                           224             6,642
Exchange Applications                              90(b)            338
Exodus Communications                             888(b)         23,643
Extended Systems                                   34(b)            769
Extreme Networks                                  232(b)         11,049
F5 Networks                                        88(b)          1,496
FactSet Research Systems                           76             2,845
FileNet                                           117(b)          3,174
First Data                                        854            51,931
Fiserv                                            260(b)         13,471
Gadzoox Networks                                  138(b)            587
Gateway                                           549(b)         11,661
Gemstar-TV Guide Intl                             862(b)         44,661
Globix                                            104(b)            702
Great Plains Software                             130(b)          8,661
Henry (Jack) & Associates                         102             4,654
Hewlett-Packard                                 4,235           155,595
High Speed Access                                  86(b)            177
HNC Software                                      156(b)          4,680
homestore.com                                     345(b)         10,134
Hutchinson Technology                              80(b)          1,300
Hyperion Solutions                                 87(b)          1,871
IBEAM Broadcasting                                310(b)            736
IDX Systems                                       120(b)          2,940
iGate Capital                                     162(b)            658
IKON Office Solutions                             579             2,333
Immersion                                          85(b)            988
INFOCURE                                          101(b)            413
InFocus                                           251(b)          5,695
Informatica                                       218(b)          6,731
Informix                                          861(b)          6,431
InfoSpace                                         605(b)          3,195
Ingram Micro Cl A                                 266(b)          4,378
Inktomi                                           538(b)          8,978
Insight Enterprises                                94(b)          2,779
InsWeb                                            103(b)            171
Interliant                                        133(b)            740
Internet Security Systems                          62(b)          4,406
internet.com                                       79(b)            721
InterWorld                                         49(b)             37
Interwoven                                        204(b)          6,847
Intl Business Machines                          3,808           426,495
Iomega                                          1,016(b)          4,196
Iron Mountain                                     225(b)          8,370
ITXC                                              100(b)          1,300
IXIA                                              195             6,606
IXL Enterprises                                   304(b)            684
Juniper Networks                                  664(b)         70,840
Juno Online Services                              131(b)            344
Jupiter Media Metrix                               40(b)            278
Kana Communications                               490(b)          3,583
Keane                                             111(b)          1,870
Keynote Systems                                    55(b)            839
Kronos                                             47(b)          1,865
Lexax Media                                       467(b)            759
Lexmark Intl Group Cl A                           276(b)         15,870
Liberate Technologies                             560(b)          9,695
LifeMinders                                        62(b)            171
Liquid Audio                                       62(b)            236
LookSmart                                         427(b)          1,441
Loudeye Technologies                               80(b)            185
Luminant Worldwide                                 67(b)             98
Macromedia                                        267(b)          8,744
Manhattan Associates                               94(b)          3,537
Manugistics Group                                 106(b)          5,381
MarchFirst                                        186(b)            622
MatrixOne                                         116(b)          4,075
MAXIMUS                                            76(b)          2,405
Maxtor                                            348(b)          2,643
McDATA Cl B                                       156(b)          8,580
MedQuist                                          216(b)          4,698
Mentor Graphics                                   226(b)          6,385
Mercator Software                                  74(b)            731
Mercury Interactive                               168(b)         14,595
Metasolv                                           69(b)          1,466
Micromuse                                         120(b)          9,698
MICROS Systems                                     97(b)          1,758
Midway Games                                      120(b)            847
MTI Technology                                    136(b)            578
Natl Data                                         253             9,842
Natl Information Consortium                       153(b)            784
Natl Instruments                                  118(b)          5,812
Navigant Consulting                                66(b)            321
NCR                                               153(b)          7,307
Netcentives                                        83(b)            322
Netegrity                                          99(b)          6,089
NetIQ                                              81(b)          6,359
Netopia                                            48(b)            453
Netpliance                                        200(b)             63
NetRatings                                        157(b)          2,355
NetScout Systems                                   88(b)            979
Network Access Solutions                          154(b)            284
Network Appliance                                 658(b)         35,284
NetZero                                           160(b)            235
New Era of Networks                                84(b)            515
NOVA                                              445(b)          8,233
Nuace Communications                               82(b)          3,080
NVIDIA                                            106(b)          5,472
Open Market                                       152(b)            656
Openwave Systems                                  341(b)         23,614
Organic                                           183(b)            257
OTG Software                                       70(b)            866
Palm                                            1,190(b)         32,279
Paradyne Networks                                  69(b)            216
Pegasus Solutions                                  75(b)            848
Peregrine Systems                                 232(b)          7,105
Perot Systems Cl A                                413(b)          5,369
Pervasive Software                                 55(b)            117
Pinnacle Systems                                  112(b)          1,047
Pitney Bowes                                      538            18,814
Predictive Systems                                 76(b)            499
Primus Knowledge Solutions                         44(b)            303
Prodigy Communications Cl A                       290(b)          1,378
Profit Recovery Group Intl                        226(b)          1,554
Progress Software                                 122(b)          1,838
Project Software & Development                     68(b)          1,160
Proxicom                                          106(b)            815
PSINet                                            338(b)            803
Puma Technology                                    92(b)            906
QRS                                                31(b)            378
Quantum-DLT & Storage Systems                     421(b)          5,999
Quantum-Hard Disk Drive                           337(b)          3,811
Quest Software                                    118(b)          4,418
Rare Medium Group                                  77(b)            286
Rational Software                                 410(b)         21,294
Razorfish Cl A                                    421(b)            947
Red Hat                                           958(b)          8,951
Redback Networks                                  308(b)         14,746
Remedy                                             69(b)          1,811
Reynolds & Reynolds Cl A                          437             9,221
RSA Security                                       67(b)          4,154
SABRE Holdings Cl A                               215             9,350
Safeguard Scientifics                             555(b)          6,543
Sanchez Computer Associates                        70(b)          1,050
SanDisk                                           103(b)          3,290
Sanmina                                           657(b)         31,947
Sapient                                           588(b)          9,923
SAVVIS Communications                             229(b)            530
Scient                                            110(b)            399
SCM Microsystems                                   47(b)          1,378
SeaChange Intl                                     78(b)          2,063
SeeBeyond Technology                              172(b)          3,419
SERENA Software                                   128(b)          4,352
Silicon Graphics                                1,043(b)          4,141
Silicon Storage Technology                        303(b)          4,507
SilverStream Software                              62(b)          1,050
Solectron                                       1,341(b)         53,438
SonicWALL                                         156(b)          2,847
SpeechWorks Intl                                  311(b)          9,855
Storage Technology                                356(b)          4,642
StorageNetworks                                    55(b)          1,537
Sun Microsystems                                6,989(b)        213,600
Support.com                                       176(b)          2,662
Switchboard                                        90(b)            529
Sybase                                            182(b)          4,596
Sykes Enterprises                                 246(b)          1,353
Symantec                                          164(b)          8,426
Synopsys                                          110(b)          5,720
Tanning Technology                                 63(b)            347
Tech Data                                         182(b)          6,563
Technology Solutions                              121(b)            401
TeleTech Holdings                                 152(b)          2,584
TenFold                                            82(b)            220
TheStreet.com                                     100(b)            375
TIBCO Software                                    410(b)         15,554
Total System Services                             303             7,196
Transaction Systems Architects Cl A                77(b)            881
Tumbleweed Communications                          63(b)            370
Ulticom                                           135(b)          5,619
Unisys                                            679(b)         11,645
USinternetworking                                 420(b)          1,575
VA Linux Systems                                  179(b)          1,868
Varian                                            115(b)          5,182
Verity                                            191(b)          5,682
VerticalNet                                       106(b)            573
VIA NET.WORKS                                     119(b)            997
Viant                                             217(b)          1,004
Visual Networks                                    76(b)            451
Vitria Technology                                 701(b)          5,739
WatchGuard Technologies                            53(b)            921
Wave Systems Cl A                                 127(b)          1,183
WebEx Communications                               90(b)          1,643
Wind River Systems                                103(b)          3,914
Wireless Facilities                                89(b)          3,638
Xircom                                            130(b)          3,185
Yahoo!                                          1,157(b)         43,170
Zixit                                              61(b)            824
Total                                                         4,048,635

Electronics (5.7%)
Active Power                                       60(b)          1,425
Advanced Energy Inds                               54(b)          1,657
Advanced Micro Devices                            680(b)         16,728
Agilent Technologies                              954(b)         52,041
Alpha Inds                                        293(b)          8,790
Altera                                            840(b)         25,410
American Power Conversion                         299(b)          4,896
Amkor Technology                                  578(b)         13,150
Amphenol Cl A                                      86(b)          4,162
ANADIGICS                                         183(b)          3,386
Analog Devices                                    748(b)         46,825
Anaren Microwave                                   78(b)          4,095
Anixter Intl                                       91(b)          2,551
Applied Materials                               1,709(b)         85,983
Applied Micro Circuits                            617(b)         45,350
APW                                               173(b)          7,029
Arrow Electronics                                 149(b)          4,692
Atmel                                           1,012(b)         17,204
ATMI                                              110(b)          2,757
Audiovox Cl A                                      81(b)          1,073
Avanex                                            111(b)          7,173
Avnet                                             243             6,680
AVX                                               268             5,858
Axcelis Technologies                              444(b)          4,967
Belden                                             49             1,353
Broadcom Cl A                                     511(b)         56,178
Brooks Automation                                  49(b)          1,856
C&D Technologies                                  124             6,882
Cable Design Technologies                         130(b)          2,685
Cirrus Logic                                      205(b)          5,791
Conexant Systems                                  480(b)          8,670
Credence Systems                                  337(b)          8,467
Cree                                              106(b)          3,657
CTS                                                98             4,406
Cymer                                              88(b)          3,025
Cypress Semiconductor                             163(b)          4,455
Dallas Semiconductor                              288            10,708
DDi                                               124(b)          3,774
Dionex                                             44(b)          1,496
DSP Group                                          92(b)          2,611
DuPont Photomasks                                 122(b)          9,348
Electro Scientific Inds                            82(b)          2,911
EMCOR                                             224(b)          9,338
ESS Technology                                    157(b)          1,168
Exar                                              138(b)          4,873
Foundry Networks                                  200(b)          4,700
GenRad                                            118(b)          1,404
GlobeSpan                                         114(b)          4,083
Harman Intl Inds                                  100             3,526
Harris                                            124             3,745
Helix Technology                                   55             1,705
Integrated Circuit Systems                        236(b)          5,502
Integrated Device Technology                      177(b)          8,659
Integrated Electrical Services                     41(b)            263
Intel                                          14,607           540,458
Intl Rectifier                                    115(b)          6,205
Jabil Circuit                                     413(b)         15,901
KEMET                                             485(b)         11,155
KLA-Tencor                                        404(b)         18,584
Kopin                                             122(b)          1,876
Kulicke & Soffa Inds                              158(b)          2,637
Lam Research                                      271(b)          7,165
Lattice Semiconductor                             499(b)         12,943
Linear Technology                                 655            41,019
LSI Logic                                         693(b)         17,179
LTX                                               129(b)          2,346
Maxim Integrated Products                         595(b)         36,332
MEMC Electronic Materials                         164(b)          1,894
Methode Electronics Cl A                          114             2,586
Micrel                                            128(b)          5,888
Microchip Technology                              177(b)          5,321
Micron Electronics                                505(b)          2,430
Micron Technology                               1,190(b)         54,466
MIPS Technologies Cl A                            173(b)          5,850
MKS Instruments                                   100(b)          2,350
Molecular Devices                                 114(b)          8,564
Molex                                             413            17,940
MRV Communications                                424(b)          8,321
Natl Semiconductor                                301(b)          8,639
Newport                                            59             4,816
Novellus Systems                                  293(b)         14,174
Oak Technology                                    216(b)          1,755
ON Semiconductor                                  233(b)          1,718
PerkinElmer                                       104            10,139
Photronics                                        151(b)          5,304
Pixelworks                                         79(b)          1,891
Plexus                                            136(b)          6,384
Power Integrations                                 80(b)          1,780
Power-One                                         114(b)          5,365
PRI Automation                                     56(b)          1,820
QLogic                                            189(b)         16,632
Rambus                                            148(b)          7,308
Sawtek                                            273(b)          7,559
SCI Systems                                       224(b)          6,317
Semtech                                           413(b)         11,925
Sensormatic Electronics                           428(b)          8,252
Silicon Image                                     122(b)            869
Siliconix                                         173(b)          5,341
SLI                                               155             1,252
SONICblue                                         185(b)          1,422
Spectra-Physics Lasers                             56(b)          2,223
Symbol Technologies                               308            14,568
Technitrol                                        118             6,136
Tektronix                                         146             5,621
Teradyne                                          365(b)         15,994
Texas Instruments                               3,755           164,468
Thomas & Betts                                    178             3,460
Three-Five Systems                                 73(b)          1,907
Transmeta                                         221(b)          6,368
TranSwitch                                        134(b)          6,600
Trimble Navigation                                351(b)          7,854
TriQuint Semiconductor                            128(b)          4,512
Varian Medical Systems                             94(b)          6,166
Varian Semiconductor
   Equipment Associates                            92(b)          2,852
Veeco Instruments                                  61(b)          3,460
Viasystems Group                                  377(b)          3,778
Vicor                                             238(b)          8,509
Virata                                             68(b)          1,118
Vishay Intertechnology                            198(b)          4,316
Vitesse Semiconductor                             378(b)         26,862
Waters                                            269(b)         19,780
Xilinx                                            692(b)         37,368
Total                                                         1,875,113

Energy (3.7%)
Amerada Hess                                      192            13,325
Anadarko Petroleum                                512            29,133
Apache                                            257            14,803
Arch Coal                                         201             2,894
Ashland                                           112             4,143
Atmos Energy                                       84             2,055
Barrett Resources                                  92(b)          4,186
Brown (Tom)                                       121(b)          3,804
Buckeye Partners LP                               204(d)          6,722
Burlington Resources                              454            19,204
Cabot Oil & Gas Cl A                              119             3,334
Chesapeake Energy                                 547(b)          4,715
Chevron                                         1,375           114,510
Conoco Cl B                                     1,312            36,998
CONSOL Energy                                     247             6,622
Cross Timbers Oil                                 264             5,465
Devon Energy                                      279            15,289
EOG Resources                                     239            10,454
Exxon Mobil                                     7,545           634,913
FirstEnergy                                       482            13,424
Forest Oil                                          5(b)            168
FuelCell Energy                                    59(b)          4,219
Grant Prideco                                     289(b)          6,107
Houston Exploration                                98(b)          3,383
Kerr-McGee                                        199            12,867
Mirant                                            735(b)         17,861
Mitchell Energy &
   Development Cl A                               185             9,250
Murphy Oil                                         70             4,056
Newfield Exploration                              113(b)          3,784
Noble Affiliates                                  204             8,641
Occidental Petroleum                              777            17,646
Pennzoil-Quaker State                             166             2,000
Phillips Petroleum                                537            31,484
Pogo Producing                                    296             7,732
Rayovac                                            90(b)          1,627
Stone Energy                                       78(b)          4,236
Sunoco                                            141             4,512
Swift Energy                                       90(b)          3,097
Texaco                                          1,161            71,285
Tosco                                             237             8,008
Ultramar Diamond Shamrock                         135             3,858
Unocal                                            512            17,674
USEC                                              212             1,211
USX-Marathon Group                                657            17,976
Valero Energy                                     106             3,662
Vintage Petroleum                                 163             3,017
Total                                                         1,215,354

Energy equipment & services (1.3%)
Baker Hughes                                      697            28,821
BJ Services                                       175(b)         13,699
Cooper Cameron                                     83(b)          5,331
Diamond Offshore Drilling                         211             8,543
Dril-Quip                                          75(b)          1,998
ENSCO Intl                                        213             7,679
Enterprise Products Partners LP                   167(d)          5,412
Global Inds                                       903(b)         11,795
Global Marine                                     271(b)          7,791
Halliburton                                       939            38,677
Hanover Compressor                                234(b)          8,979
Helmerich & Payne                                 191             9,132
Jacobs Engineering Group                          149(b)          7,115
Lone Star Technologies                             99(b)          3,722
Louis Dreyfus Natural Gas                         250(b)          8,525
Marine Drilling                                   225(b)          6,638
McDermott Intl                                    110             1,551
Nabors Inds                                       319(b)         18,824
Natl-Oilwell                                      151(b)          5,510
Newpark Resources                                 330(b)          2,353
Noble Drilling                                    291(b)         13,130
Patterson Energy                                  235(b)          8,710
Pioneer Natural Resources                         332(b)          5,810
Pride Intl                                        326(b)          8,020
R&B Falcon                                        460(b)         10,304
Rowan Companies                                   442(b)         12,067
Santa Fe Intl                                     178             6,034
Schlumberger                                    1,201            92,236
SEACOR SMIT                                        66(b)          3,190
Smith Intl                                         77(b)          5,860
Tidewater                                         150             7,178
Transocean Sedco Forex                            444            20,180
UTI Energy                                        146(b)          4,817
Varco Intl                                        404(b)          8,407
Weatherford Intl                                  239(b)         11,682
Total                                                           419,720

Financial services (6.1%)
Advanta Cl A                                      114             1,596
Affiliated Managers Group                          82(b)          5,043
Alliance Capital
   Management Holding LP                          433(d)         25,157
Allmerica Financial                                84             4,868
American Express                                2,887           135,977
AmeriCredit                                       146(b)          5,161
AmeriTrade Holding Cl A                           931(b)          9,543
Bear Stearns Companies                            190            11,723
BOK Financial                                      96             2,130
Capital One Financial                             413            26,027
Catellus Development                              268(b)          4,309
Chemical Financial                                 66             1,654
CIT Group Cl A                                    553            12,990
Citigroup                                      10,911           610,688
Countrywide Credit Inds                           248            11,956
Delphi Financial Group Cl A                        68(b)          2,534
Doral Financial                                   154(c)          3,840
E*TRADE Group                                     678(b)          9,492
Eaton Vance                                       130             3,952
Edwards (AG)                                      146             6,871
Fannie Mae                                      2,187           162,231
Federated Investors Cl B                          196             5,684
Forest City Enterprises Cl A                       89             3,698
Franklin Resources                                513            23,988
Freddie Mac                                     1,464            89,304
Goldman Sachs Group                               282            32,078
H&R Block                                         152             6,589
Heller Financial                                  318(b)         10,879
Household Intl                                    995            57,193
IndyMac Bancorp                                   143             3,592
Investment Technology Group                        91(b)          4,278
Jefferies Group                                   101             3,055
Jones Lang LaSalle                                 46(b)            690
Kansas City Southern Inds                          86             1,086
Knight Trading Group                              180(b)          4,208
LaBranche                                         211(b)          9,179
Legg Mason                                         88             4,864
Lehman Brothers Holdings                          511            42,045
LNR Property                                      108             3,137
MarketWatch.com                                    40(b)            218
MBNA                                            1,794            64,925
Merrill Lynch                                   1,758           127,454
MessageMedia                                      163(b)            143
Metris Companies                                  167             4,409
MGIC Investment                                   224            12,878
Morgan Keegan                                     119             3,161
Morgan Stanley, Dean Witter,
   Discover & Co                                2,432           206,111
Neuberger Berman                                  124             9,889
Paychex                                           784            35,378
Providian Financial                               602            35,127
Radian Group                                       93             5,779
Raymond James Financial                           115             4,425
Schwab (Charles)                                2,908            76,800
Security Capital Group Cl B                       142(b)          2,812
SEI Investments                                    84             6,941
Spectrasite Holdings                              646(b)         10,659
St. Joe                                           430             9,460
Student Loan                                       50             2,748
T Rowe Price Group                                189             7,371
W.P. Carey LLC                                    118(d)          2,307
Wilmington Trust                                  107             6,341
Total                                                         1,998,625

Food (1.3%)
Archer-Daniels-Midland                          1,332            19,887
Campbell Soup                                     887            29,182
ConAgra                                         1,123            26,278
Corn Products Intl                                 66             1,683
Dean Foods                                         94             3,251
Del Monte Foods                                   139(b)          1,148
Delta & Pine Land                                  75             1,725
Dole Food                                         112             2,000
Dreyer's Grand Ice Cream                          114             4,033
Earthgrains                                        87             1,655
Flowers Inds                                      385             6,410
Fresh Del Monte Produce                           209(b)          1,275
General Mills                                     601            25,182
Hain Celestial Group                               50(b)          1,606
Heinz (HJ)                                        732            32,054
Hershey Foods                                     288            17,136
Hormel Foods                                      226             4,360
IBP                                               446            11,489
Interstate Bakeries                               109             1,684
Keebler Foods                                     130             5,438
Kellogg                                           854            22,375
McCormick                                         111             4,046
Michael Foods                                      80(b)          2,355
Newhall Land & Farming LP                          83(d)          2,117
Quaker Oats                                       279            26,505
Ralcorp Holdings                                  110(b)          1,835
Ralston-Ralston Purina Group                      647            20,161
Sara Lee                                        1,832            38,911
Sensient Technologies                             384             8,575
Smithfield Foods                                  314(b)          9,420
Smucker (JM)                                      101             2,490
Suiza Foods                                       146(b)          6,710
SUPERVALU                                         687             9,206
Sysco                                           1,404            37,795
Tootsie Roll Inds                                  69             3,498
Tyson Foods Cl A                                  357             4,855
Wrigley (Wm) Jr                                   239            20,889
Total                                                           419,219

Furniture & appliances (0.2%)
Black & Decker                                    135             6,041
Briggs & Stratton                                  36             1,524
Ethan Allen Interiors                             180             6,619
Furniture Brands Intl                             106(b)          2,714
HON Inds                                          358             8,950
Kimball Intl Cl B                                 125             1,781
La-Z-Boy                                          225             3,773
Leggett & Platt                                   306             6,426
Maytag                                            136             4,760
Miller (Herman)                                   150             4,294
Mohawk Inds                                       216(b)          6,804
Stanley Works                                     138             4,736
Sunbeam                                           495(b)            252
Whirlpool                                         117             6,141
Total                                                            64,815

Health care (10.7%)
Abbott Laboratories                             3,357           150,595
Aclara Biosciences                                 80(b)          1,270
Affymetrix                                         76(b)          5,064
Albany Molecular Research                          99(b)          4,727
Alexion Pharmaceuticals                            69(b)          3,610
Alkermes                                          188(b)          4,982
Allergan                                          277            22,645
Alpharma Cl A                                     103             3,811
ALZA                                              487(b)         20,162
American Home Products                          2,845           168,139
Amgen                                           2,242(b)        157,640
Andrx Group                                       145(b)          9,552
Apogent Technologies                              161             3,397
Applera-Applied Biosystem Group                   439            36,876
Arrow Intl                                         76             2,658
ArthoCare                                          74(b)          1,790
Aviron                                            112(b)          5,754
Bard (CR)                                          80             3,699
Barr Laboratories                                 105(b)          7,681
Bausch & Lomb                                      89             4,167
Baxter Intl                                       615            54,046
Beckman Coulter                                   196             7,362
Becton, Dickinson & Co                            533            18,325
Bio-Technology General                            208(b)          1,976
Biogen                                            312(b)         20,124
Biomet                                            374            12,599
Boston Scientific                                 880(b)         14,749
Bristol-Myers Squibb                            4,244           262,660
Caliper Technologies                               61(b)          2,604
Carter-Wallace                                    382             9,355
Celgene                                           189(b)          5,245
Cell Pathways                                     111(b)            777
Cell Therapeutics                                  88(b)          3,553
Cephalon                                          133(b)          7,781
Chiron                                            385(b)         16,146
Coherent                                           63(b)          3,209
Conmed                                             78(b)          1,521
COR Therapeutics                                  126(b)          4,914
Corixa                                             78(b)          2,155
Cubist Pharmaceuticals                             88(b)          2,921
CV Therapeutics                                    88(b)          3,603
Cybear Group                                       14(b)              8
CYTOGEN                                           242(b)          1,278
Datascope                                          52             1,911
DENTSPLY Intl                                     143             4,942
Diversa                                            12(b)            305
Enzo Biochem                                       80(b)          2,007
Enzon                                              70(b)          4,393
Forest Laboratories                               368(b)         24,641
Genentech                                         354(b)         20,975
Genzyme (General Division)                        182(b)         15,754
Gilead Sciences                                    65(b)          4,400
Guidant                                           646(b)         31,977
Haemonetics                                       108(b)          2,992
Human Genome Sciences                             254(b)         15,494
ICN Pharmaceuticals                               165             4,389
ICOS                                               91(b)          4,652
IDEC Pharmaceuticals                              300(b)         17,644
IDEXX Laboratories                                136(b)          3,018
IGEN Intl                                          77(b)          1,309
ImClone Systems                                   172(b)          6,364
Immunex                                         1,132(b)         34,668
Immunomedics                                      166(b)          2,739
Incyte Genomics                                   333(b)          9,282
Inhale Therapeutic Systems                        146(b)          5,594
Intermune Pharmaceutials                          133(b)          5,453
Invacare                                          286             9,467
Invitrogen                                         76(b)          5,662
IVAX                                              334(b)         11,590
Johnson & Johnson                               3,017           280,972
King Pharmaceuticals                              350(b)         15,859
Laboratory Corp America Holdings                   60(b)          8,173
Lexicon Genetics                                  113(b)          1,695
Lilly (Eli)                                     2,447           192,823
Maxim Pharmaceuticals                             134(b)          1,202
Maxygen                                            69(b)          1,475
Medarex                                           130(b)          4,241
Medicis Pharmaceutical Cl A                        87(b)          5,264
MedImmune                                         442(b)         17,570
Medtronic                                       2,608           140,832
Mentor                                             84             1,733
Merck & Co                                      5,005           411,310
Millennium Pharmaceuticals                        418(b)         20,952
MiniMed                                            96(b)          3,192
Mylan Laboratories                                201             4,693
Myriad Genetics                                    78(b)          5,626
Nanogen                                            75(b)            907
NPS Pharmaceuticals                               100(b)          4,044
Packard BioScience                                295(b)          4,130
Pfizer                                         13,694           618,283
Pharmacia                                       2,799           156,799
Pharmacopeia                                       63(b)          1,756
Pharmacyclics                                      57(b)          2,526
Priority Healthcare Cl B                          162(b)          5,609
Protein Design Labs                                60(b)          4,436
Quest Diagnostics                                  84(b)          8,694
Regeneron Pharmaceuticals                         210(b)          6,878
ResMed                                            146(b)          6,132
SangStat Medical                                   83(b)            991
Schering-Plough                                 3,173           159,918
Sepracor                                          125(b)          8,250
Sequenom                                           61(b)          1,247
SICOR                                             444(b)          5,162
St. Jude Medical                                  132(b)          8,052
STERIS                                            233(b)          4,194
Stryker                                           412            18,622
SuperGen                                           82(b)          1,138
Tanox                                             122(b)          4,430
Techne                                            124(b)          3,441
Transkaryotic Therapies                            44(b)            877
Triangle Pharmaceuticals                          121(b)            930
United Therapeutics                                36(b)            576
Vertex Pharmaceuticals                            130(b)          8,751
VISX                                              248(b)          3,365
Watson Pharmaceuticals                            223(b)         11,609
Total                                                         3,506,111

Health care services (1.5%)
Abgenix                                           136(b)          5,712
AdvancePCS                                        165(b)          6,456
Aetna                                             297(b)         11,354
Allscripts Healthcare Solutions                   105(b)            788
AmeriSource Health Cl A                           152(b)          7,270
Appler-Celera Genomics Group                       80(b)          3,920
Apria Healthcare Group                            158(b)          4,258
Aurora Biosciences                                 77(b)          2,406
Bergen Brunswig Cl A                              329             5,988
Beverly Enterprises                               516(b)          3,865
BioMarin Pharmaceutical                           125(b)          1,500
Cardinal Health                                   585            55,750
Caremark Rx                                       598(b)          7,535
Cerner                                            119(b)          5,749
Charles River Laboratories Intl                   171(b)          4,822
Community Health Systems                          225(b)          5,639
Covance                                           206(b)          2,833
Coventry Health Care                              256(b)          4,640
Cytyc                                             132(b)          8,712
DaVita                                            359(b)          7,018
Eclipsys                                          132(b)          3,234
Exelixis                                          126(b)          1,953
Express Scripts Cl A                               60(b)          5,569
First Health Group                                131(b)          5,486
Gene Logic                                         68(b)          1,632
Gentiva Health Services                            48(b)            720
HCA-The Healthcare                              1,176            43,993
Health Management
   Associates Cl A                                394(b)          6,355
Health Net                                        376(b)          8,219
HEALTHSOUTH                                       645(b)          9,643
Hillenbrand Inds                                  103             4,877
Humana                                            420(b)          5,019
Hyseq                                              38(b)            572
IMS Health                                        626            15,788
LifePoint Hospitals                               142(b)          4,668
Lincare Holdings                                  144(b)          7,209
Manor Care                                        517(b)          9,952
McKesson HBOC                                     598            19,537
MedicaLogic/Medscape                              126(b)            417
Neoforma.com                                      100(b)            138
Omnicare                                          278             5,685
Orichid Bioscience                                133(b)          1,372
Orthodontic Centers of America                    402(b)          9,150
OSI Pharmaceuticals                                94(b)          6,017
Oxford Health Plans                               190(b)          5,926
PacifiCare Health Systems                         216(b)          5,252
Patterson Dental                                  167(b)          5,052
Pharmaceutical Product
   Development                                    147(b)          6,064
PRAECIS Pharmaceuticals                           135(b)          3,788
Province Healthcare                               172(b)          4,698
PSS World Medical                                 296(b)          1,628
Quintiles Transnational                           547(b)         12,034
Quorum Health Group                               305(b)          4,518
Renal Care Group                                  353(b)          9,200
Schein (Henry)                                    204(b)          5,929
Service Corp Intl                               1,466             5,644
Stewart Enterprises Cl A                          398             1,343
Tenet Healthcare                                  663            28,920
Triad Hospitals                                   226(b)          6,413
Trigon Healthcare                                 103(b)          5,901
UnitedHealth Group                                676            38,132
Universal Health Services Cl B                     82(b)          6,716
US Oncology                                       237(b)          2,029
Wellpoint Health Networks                         132(b)         12,734
Total                                                           505,341

Household products (1.7%)
Alberto-Culver Cl B                               171             6,637
Avon Products                                     500            21,150
Boyds Collection                                  158(b)          1,217
Church & Dwight                                   241             6,023
Clorox                                            494            16,673
Colgate-Palmolive                               1,210            72,696
Dial                                              359             5,048
Energizer Holdings                                510(b)         12,546
Estee Lauder Cl A                                 192             7,315
Gillette                                        2,218            70,133
Intl Flavors/Fragrances                           165             3,642
Kimberly-Clark                                  1,134            73,426
Libbey                                             70             2,213
Newell Rubbermaid                                 579            15,749
Nu Skin Enterprises Cl A                           37(b)            218
Playtex Products                                  523(b)          4,848
Procter & Gamble                                2,830           203,306
Scotts Cl A                                       204(b)          8,772
ServiceMaster                                     485             5,573
Tupperware                                        387             8,150
Valence Technology                                164(b)          2,060
Viad                                              151             3,586
Water Pik Technologies                             14(b)            109
Yankee Candle                                     115(b)          1,860
Total                                                           552,950

Industrial equipment & services (0.7%)
AGCO                                              173             2,074
AMETEK                                            107             2,850
Astec Inds                                         78(b)          1,112
Asyst Technologies                                 64(b)          1,144
Blyth Inds                                        383             9,885
Caterpillar                                       728            32,192
Cintas                                            353            16,481
Cooper Inds                                       147             6,599
Deere & Co                                        494            21,202
Donaldson                                         197             5,496
Fastenal                                           73             4,129
Flowserve                                         127(b)          2,863
Frontline Capital Group                           103(b)          1,532
G & K Services Cl A                                49             1,103
Graco                                              61             2,304
Harsco                                             75             1,988
IDEX                                               75             2,276
Illinois Tool Works                               636            41,659
Ingersoll-Rand                                    339            15,021
JLG Inds                                          146             1,752
Kaydon                                             80             2,018
Kennametal                                         72             1,969
Lincoln Electric Holdings                          97             1,788
Manitowoc                                          66             1,977
Milacron                                          113             2,078
Minerals Technologies                              43             1,508
Modine Mfg                                         86             2,209
NACCO Inds Cl A                                    31             1,712
Nordson                                            88             2,574
Ogden                                             213(b)          3,576
Parker-Hannifin                                   253            11,081
Regal Beloit                                       97             1,727
Roper Inds                                         59             2,260
Tecumseh Products Cl A                             45             2,225
Teleflex                                          212             8,779
Terex                                              67(b)          1,215
Thermo Electron                                   418(b)         12,394
Timken                                            114             1,865
Toro                                               54             2,022
Trinity Inds                                       71             1,672
UCAR Intl                                          93(b)            953
UNOVA                                             157(b)            669
Wabtec                                            121             1,676
WESCO Intl                                        146(b)          1,387
Total                                                           244,996

Insurance (4.2%)
AFLAC                                             559            32,970
Alfa                                              132             2,417
Alleghany                                          27             5,538
Allstate                                        1,547            60,147
Ambac Financial Group                             229            12,758
American General                                  532            40,485
American Intl Group                             5,052           429,520
American Natl Insurance                            78             5,796
AmerUs Group                                       89             2,643
Aon                                               537            18,876
AXA ADR                                             1(c)             51
Berkley (WR)                                       90             3,150
Berkshire Hathaway Cl A                             2(b)        136,799
Berkshire Hathaway Cl B                            36(b)         80,999
Blanch (EW) Holdings                               34               442
Brown & Brown                                     120             4,134
Chubb                                             368            26,496
CIGNA                                             310            34,457
Cincinnati Financial                              339            12,056
CNA Financial                                     386(b)         13,549
Commerce Group                                    162             4,228
Conseco                                           594            10,027
Crawford Cl B                                     167             2,079
Enhance Financial Services Group                  113             1,490
Erie Indemnity Cl A                               336             9,051
Fidelity Natl Financial                           133             4,422
First American                                    163             4,817
Gallagher (Arthur J)                              156             4,036
Great American Financial Resources                106             2,078
Hartford Financial Services Group                 472            29,028
HCC Insurance Holdings                            398             8,955
Hooper Holmes                                     154             1,694
Horace Mann Educators                              78             1,297
Jefferson-Pilot                                   217            14,344
John Hancock Financial Services                   664            23,140
Leucadia Natl                                     303            10,105
Liberty                                            44             1,799
Liberty Financial Companies                        97             4,393
Lincoln Natl                                      402            18,030
Loews                                             208            20,218
Markel                                             20(b)          3,295
Marsh & McLennan                                  572            61,861
MBIA                                              207            14,838
Medical Assurance                                  84(b)          1,390
Mercury General                                   129             4,754
MetLife                                         1,610            52,840
MONY Group                                        141             5,093
Nationwide Financial Services Cl A                203             8,648
Ohio Casualty                                     131             1,359
Old Republic Intl                                 253             6,952
PMI Group                                          87             4,915
Progressive Corp                                  154            14,468
Protective Life                                   192             5,645
Reinsurance Group of America                      286             9,796
SAFECO                                            204             5,100
St. Paul Companies                                470            22,569
StanCorp Financial Group                           93             4,056
Torchmark                                         207             7,181
Transatlantic Holdings                             54             5,233
UICI                                               86(b)            710
Unitrin                                           113             4,252
UnumProvident                                     507            14,815
White Mountains Insurance Group                    16             4,688
Total                                                         1,362,972

Leisure time & entertainment (1.5%)
ANC Rental                                         91(b)            296
Anchor Gaming                                      68(b)          3,621
Aztar                                             184(b)          2,236
Bally Total Fitness Holdings                       83(b)          2,498
Boyd Gaming                                       110(b)            462
Brunswick                                         186             3,633
Callaway Golf                                     497            10,705
Carnival Cl A                                   1,242            40,067
Cedar Fair LP                                     198(d)          3,873
Disney (Walt)                                   4,525           137,786
Dover Downs Entertainment                         139             1,703
Gaylord Entertainment                              67             1,583
GTECH Holdings                                     96(b)          2,220
Handleman                                         142(b)          1,261
Harley-Davidson                                   637            28,913
Harrah's Entertainment                            199(b)          5,847
Hasbro                                            303             3,600
Intl Game Technology                              140(b)          6,702
Intl Speedway Cl A                                 82             3,541
Mandalay Resort Group                             391(b)          8,489
Mattel                                            898            13,344
Metro-Goldwyn-Mayer                               339(b)          7,180
Pinnacle Entertainment                            118(b)          1,381
Polaris Inds                                      166             7,644
Royal Caribbean Cruises                           263             6,885
Six Flags                                         252(b)          5,300
Speedway Motorsports                               98(b)          2,489
SportsLine.com                                     77(b)            683
Station Casinos                                   118(b)          1,520
Vail Resorts                                       98(b)          2,186
Viacom Cl B                                     3,284(b)        181,276
Total                                                           498,924

Media (2.6%)
4 Kids Entertainment                               34(b)            483
ACTV                                              131(b)            964
Adelphia Communications Cl A                      288(b)         12,456
American Greetings Cl A                           189             2,372
Banta                                              85             2,201
Belo (AH) Cl A                                    184             3,472
BHC Communications Cl A                            35             4,970
Cablevision Systems Cl A                          277(b)         24,240
Catalina Marketing                                282(b)          9,202
Charter Communications Cl A                       528(b)         11,946
Chris-Craft Inds                                   53(b)          3,924
Circle.com                                         38(b)             26
Citadel Communications                            182(b)          4,596
Clear Channel Communications                    1,234(b)         80,468
Comcast Special Cl A                            1,906(b)         81,600
Cox Communications Cl A                         1,209(b)         56,169
Cox Radio Cl A                                     99(b)          2,671
Deluxe                                            366             7,682
Donnelley (RH)                                    109(b)          2,654
Donnelley (RR) & Sons                             198             5,413
DoubleClick                                       706(b)         10,855
Dow Jones                                         141             8,552
Dun & Bradstreet                                  378(b)          9,488
Emmis Communications Cl A                          92(b)          3,410
Entercom Communications Cl A                      108(b)          5,292
Fox Entertainment Group Cl A                      281(b)          6,323
Gannett                                           555            35,187
Gartner Group Cl B                                468(b)          3,814
Getty Images                                      330(b)          9,632
Grey Global Group                                   5             3,100
Harcourt General                                  111             6,374
Harland (John H)                                  105             1,628
Harte-Hanks                                       341             7,505
Hearst-Argyle Television Cl A                     253(b)          5,761
Hispanic Broadcasting                             160(b)          4,413
Hollinger Intl Cl A                               585             9,290
Houghton Mifflin                                  112             4,722
Infinity Broadcasting Cl A                        820(b)         26,855
Insight Communications                            254(b)          6,191
Interpublic Group of Companies                    648            26,698
Journal Register                                  147(b)          2,440
Key3Media Group                                   581(b)          7,437
Knight-Ridder                                     126             7,334
Lamar Advertising                                 111(b)          5,252
Lee Enterprises                                   258             8,101
Macrovision                                        86(b)          6,450
McClatchy Cl A                                    152             6,162
McGraw-Hill Companies                             410            26,179
Media General Cl A                                179             8,954
Mediacom Communications                           324(b)          7,180
Meredith                                          151             5,330
Moody's                                           250             7,000
New York Times Cl A                               352            15,344
Omnicom Group                                     374            34,146
On Command                                        113(b)            897
Paxson Communications Cl A                        168(b)          2,080
Pegasus Communications                            337(b)          8,952
Pixar                                             223(b)          8,697
Playboy Enterprises Cl B                           86(b)          1,011
PRIMEDIA                                          673(b)          8,029
Radio One Cl A                                     44(b)            704
Reader's Digest Assn Cl A                         167             5,678
Scholastic                                         84(b)          3,817
Scripps (EW) Cl A                                 122             7,845
Sinclair Broadcast Group Cl A                     190(b)          2,126
Sirius Satellite Radio                            274(b)          8,665
TMP Worldwide                                     153(b)          9,629
Tribune                                           601            24,226
True North Communications                         242             9,881
United Television                                  56             7,168
UnitedGlobalCom Cl A                              489(b)          8,955
Univision Communications Cl A                     434(b)         18,501
USA Networks                                      629(b)         12,541
Valassis Communications                           261(b)          8,783
ValueVision Intl Cl A                              71(b)          1,211
Washington Post Cl B                               16             9,376
Westwood One                                      166(b)          3,723
Wiley (John) & Sons Cl A                          262             5,243
Wink Communications                                90(b)            863
Young Broadcasting Cl A                            42(b)          1,425
Zomax                                             114(b)            752
Total                                                           840,686

Metals (0.5%)
AK Steel Holdings                                 257             2,406
Alcoa                                           1,824            67,013
Allegheny Technologies                            464             7,818
Avery Dennison                                    235            12,742
Bethlehem Steel                                   317(b)            761
Carpenter Technology                               86             2,371
Cleveland-Cliffs                                    8               130
Commercial Metals                                  31               713
FreeMarkets                                       182(b)          4,266
Freeport-McMoRan
   Copper & Gold Cl B                             394(b)          4,610
Homestake Mining                                1,573             7,786
Kaiser Aluminum                                   286(b)          1,133
LTV                                               471                77
Meridian Gold                                     294(b)          1,843
Mueller Inds                                      200(b)          5,360
Newmont Mining                                    180             2,781
Nucor                                             171             7,079
Phelps Dodge                                      170             7,888
Pittston Brink's Group                            103             2,143
Reliance Steel & Aluminum                          99             2,732
Ryerson Tull                                       89               857
Shaw Group                                        166(b)          7,520
Steel Dynamics                                    134(b)          1,466
Stillwater Mining                                 188(b)          7,370
USX-U.S. Steel Group                              137             2,143
Worthington Inds                                  255             2,448
Total                                                           163,456

Miscellaneous (1.6%)
24/7 Media                                         49(b)             83
ABM Inds                                           80             2,428
AGENCY.COM                                         96(b)            390
ArvinMeritor                                      198             2,950
Aviva Petroleum                                11,960(b)          2,616
Blue Martini Software                             378(b)          4,583
CacheFlow                                         159(b)          2,862
Capstone Turbine                                  125(b)          5,125
Champion Enterprises                              246(b)          1,734
Choice One Communications                         112(b)          1,736
Click Commerce                                    130(b)          3,908
Convergys                                         324(b)         15,393
Cosine Communications                             298(b)          4,917
Crossroads Systems                                132(b)          1,262
Cumulus Media Cl A                                 68(b)            476
CuraGen                                            88(b)          3,592
Digex                                              39(b)          1,070
DigitalThink                                       70(b)            941
Dobson Communications Cl A                        311(b)          6,006
Edwards Lifesciences                              356(b)          6,497
eLoyalty                                          121(b)          1,255
Federal Signal                                    104             2,294
FirePond                                           53(b)            237
Fluor                                             118(b)          3,828
Galileo Intl                                      267             5,500
Illumina                                          128(b)          2,688
Inet Technologies                                 169(b)          6,771
Interdigital Communications                       228(b)          2,964
Internap Network Services                         639(b)          5,172
Intersil Holding                                  130(b)          3,851
InterTrust Technologies                           360(b)          1,688
Intraware                                          67(b)            218
JNI                                               168(b)          3,455
John Nuveen Cl A                                  180            10,170
Key Energy Group                                  586(b)          6,768
Lante                                              84(b)            276
Marimba                                            65(b)            390
MCK Communications                                  4(b)             28
Mediaplex                                         105(b)            164
MyPoints.com                                      150(b)            234
NaviSite                                          279(b)            994
Nextel Partners Cl A                              282(b)          5,852
Numerical Technologies                            159(b)          4,074
Oplink Communications                             334(b)          6,659
Optical Cable                                     138(b)          1,708
Orion Power Holdings                              318(b)          7,346
Packeteer                                          63(b)          1,150
Philadelphia Suburban                             414             8,777
PolyOne                                           154             1,263
Quintus                                            85(b)            252
Retek                                             262(b)          8,761
Standard & Poor's
   Depositary Receipts                          2,041           279,657
StarMedia Network                                 150(b)            684
Stilwell Financial                                473            20,557
Stratos Lightwave                                 429(b)          5,845
Sybron Dental Specialties                          54(b)          1,034
Tenneco Automotive                                 53               209
Terayon Communication Systems                      98(b)            637
The Corporate Executive Board Co                  102(b)          3,366
Titan Pharmaceuticals                             123(b)          4,786
TiVo                                               68(b)            485
Trimeris                                           77(b)          3,840
Triton PCS Holdings Cl A                          135(b)          5,788
Tularik                                           322(b)          9,217
Vicinity                                          103(b)            296
ViroPharma                                         41(b)          1,015
West Pharmaceutical Services                       54             1,305
WorldGate Communications                           87(b)            775
Xpedior                                           169(b)            248
Total                                                           513,100

Multi-industry conglomerates (4.4%)
ACNielsen                                         294(b)         10,752
Actuant                                            35               637
Agribrands Intl                                    41(b)          2,193
Apollo Group Cl A                                 178(b)          9,757
Baldor Electric                                   107             2,335
Bell & Howell                                      61(b)          1,288
Brady Cl A                                         66             2,449
CDI                                                71(b)          1,143
Cendant                                         1,530(b)         19,599
Century Business Services                         188(b)            347
ChoicePoint                                       109(b)          5,787
Corinthian Colleges                               154(b)          6,112
Crane                                             261             7,170
Danaher                                           299            19,280
DeVry                                             164(b)          5,587
Diebold                                           215             6,343
Dover                                             428            17,719
Eastman Kodak                                     649            28,309
Edison Schools                                    176(b)          5,940
Electronics for Imaging                           324(b)          7,432
Emerson Electric                                  900            68,399
F.Y.I.                                             60(b)          1,965
Fisher Scientific Intl                            115(b)          3,911
General Electric                               21,507           989,321
Grainger (WW)                                     145             5,710
HotJobs.com                                        75(b)            961
Hubbell Cl B                                      207             5,926
Imation                                           110(b)          2,272
ITT Educational Services                          110(b)          2,690
ITT Inds                                          137             5,459
Kelly Services Cl A                                72             1,770
Korn/Ferry Intl                                    91(b)          1,769
Lancaster Colony                                  346             9,320
Lason                                              57(b)             41
Mail-Well                                         153(b)            941
Manpower                                          119             4,076
MemberWorks                                        60(b)          1,515
Minnesota Mining & Mfg                            833            92,170
Modis Professional Services                       541(b)          3,517
Natl Service Inds                                  64             1,613
NCO Group                                          42(b)          1,360
Pentair                                           197             5,465
Polaroid                                           96               667
Pre-Paid Legal Services                            56(b)          1,128
Professional Detailing                             39(b)          4,030
Robert Half Intl                                  284(b)          7,597
Spherion                                          129(b)          1,493
Student Advantage                                 158(b)            612
Sylvan Learning Systems                           123(b)          1,991
Symyx Technologies                                 88(b)          3,366
Teledyne Technologies                              42(b)            798
Textron                                           302            15,402
Triarc Companies                                  102(b)          2,556
U.S. Inds                                         140             1,119
United Dominion Inds                               94             1,387
Wesco Financial                                    18             5,135
Xerox                                           1,449            11,838
YORK Intl                                          79             2,429
Zebra Technologies Cl A                           137(b)          7,629
Total                                                         1,439,527

Paper & packaging (0.4%)
AptarGroup                                         77             2,304
Ball                                               86             3,437
Bemis                                             127             4,192
Boise Cascade                                     203             6,685
Bowater                                            80             4,220
Caraustar Inds                                     82               994
Chesapeake                                         32               742
Crown Cork & Seal                                 190             1,606
Glatfelter (PH)                                   134             1,621
Greif Bros Cl A                                   144             3,699
Intl Paper                                      1,018            39,345
Longview Fibre                                     65               900
Mead                                              159             4,826
Owens-Illinois                                    242(b)          1,984
Packaging Corp of America                         537(b)          7,572
Pactiv                                            356(b)          4,208
Rayonier                                           90             3,858
Sealed Air                                        130(b)          4,138
Smurfit-Stone Container                           337(b)          4,887
Sonoco Products                                   260             6,027
Wausau-Mosinee Paper                              174             1,897
Westvaco                                          156             4,195
Willamette Inds                                   173             8,166
Total                                                           121,503

Real estate investment trust (1.1%)
AMB Property                                      135             3,328
Apartment Investment
   & Management                                   101             4,656
Archstone Communities Trust                       217             5,447
Arden Realty                                      254             6,096
AvalonBay Communities                             101             4,908
Boston Properties                                 182             7,389
BRE Properties Cl A                               275             8,228
Cabot Industrial Trust                            105             2,063
Camden Property Trust                             192             6,384
CarrAmerica Realty                                130             3,920
CBL & Associates Properties                        87             2,371
CenterPoint Properties                             61             2,807
Chateau Communities                                79             2,452
Chelsea Property Group                             68             2,591
Colonial Properties Trust                          80             2,185
Corrections Corp of America                       339(b)            386
Cousins Properties                                317             8,575
Crescent Real Estate Equities                     186             4,179
Developers Diversified Realty                     144             1,979
Duke-Weeks Realty                                 182             4,546
Equity Office Properties Trust                    643            19,611
Equity Residential Properties Trust               277            14,508
Essex Property Trust                               61             3,157
FelCor Lodging Trust                              266             6,384
First Industrial Realty Trust                     277             9,099
Franchise Finance Corp of America                 375             8,700
Gables Residential Trust                           83             2,304
General Growth Properties                         105             3,991
Glenborough Realty Trust                          139             2,615
Health Care                                       103             1,906
Health Care Property Investors                    153             4,856
Healthcare Realty Trust                           110             2,451
Highwoods Properties                              374             9,686
Home Properties of New York                        73             1,986
Hospitality Properties Trust                      368             9,384
Host Marriott                                     375             5,033
HRPT Properties Trust                             205             1,630
iStar Financial                                   185             4,059
JDN Realty                                        106             1,289
Kilroy Realty                                     178             4,735
Kimco Realty                                       94             4,131
Koger Equity                                      131             1,990
Liberty Property Trust                            130             3,530
Macerich                                           99             2,060
Mack-Cali Realty                                  223             6,124
Manufactured Home Communities                      88             2,425
Meditrust                                         250               925
MeriStar Hospitality                              309             6,767
Mid-America
   Apartment Communities                           87             1,984
Mills                                              74             1,428
Nationwide Health Properties                      120             1,879
New Plan Excel Realty Trust                       579             8,627
Pacific Gulf Properties                            98               640
Pinnacle Holdings                                 105(b)          1,286
Post Properties                                    89             3,403
Prentiss Properties Trust                          95             2,358
ProLogis Trust                                    251             5,610
PS Business Parks                                  88             2,332
Public Storage                                    201             5,226
Realty Income                                      89             2,315
Reckson Associates Realty                         212             5,109
Regency Realty                                    373             9,045
Rouse                                             221             5,965
Shurgard Storage Centers Cl A                      84             2,142
Simon Property Group                              265             6,977
SL Green Realty                                   104             2,906
Smith (Charles E) Residential Realty               59             2,744
Spieker Properties                                 99             5,306
Starwood Hotels & Resorts
   Worldwide                                      407            15,669
Storage USA                                        72             2,381
Summit Properties                                 108             2,617
Sun Communities                                    63             2,108
Taubman Centers                                   182             2,038
United Dominion Realty Trust                      753             8,298
Vornado Realty Trust                              134             4,878
Washington Real Estate
   Investment Trust                               130             2,906
Weingarten Realty Investors                       209             8,726
Westfield America                                 145             2,127
Total                                                           358,856

Restaurants & lodging (0.7%)
21st Century Insurance Group                      386             6,952
Applebee's Intl                                    61             1,990
Bob Evans Farms                                   130             2,446
Boca Resorts Cl A                                 199(b)          2,766
Brinker Intl                                      237(b)          6,153
CBRL Group                                        144             2,907
CEC Entertainment                                  63(b)          2,315
Cheesecake Factory (The)                          112(b)          4,858
Choice Hotels Intl                                139(b)          2,071
Darden Restaurants                                205             4,430
Extended Stay America                             260(b)          4,511
Hilton Hotels                                     788             9,330
Jack in the Box                                   293(b)          8,204
Krispy Kreme Doughnuts                             84(b)          5,450
Marriott Intl Cl A                                506            23,356
McDonald's                                      2,782            81,651
MGM Mirage                                        271             7,900
Outback Steakhouse                                379(b)          8,774
Papa John's Intl                                   47(b)          1,122
Park Place Entertainment                          470(b)          5,288
Ruby Tuesday                                      210             3,209
Sodexho Marriott Services                         114             3,335
Sonic                                              96(b)          2,214
Starbucks                                         394(b)         19,674
Tricon Global Restaurants                         239(b)          8,609
Wendy's Intl                                      189             4,532
Wyndham Intl Cl A                                 727(b)          1,679
Total                                                           235,726

Retail (5.9%)
7-Eleven                                          183(b)          1,857
99 Cents Only Stores                               90(b)          3,240
Albertson's                                       891            25,260
Amazon.com                                        750(b)         12,984
American Eagle Outfitters                         234(b)         13,543
AnnTaylor Stores                                   52(b)          1,526
AutoNation                                        729(b)          5,468
AutoZone                                          231(b)          6,013
Barnes & Noble                                    279(b)          7,170
barnesandnoble.com Cl A                           105(b)            230
bebe stores                                       102(b)          2,767
Bed Bath & Beyond                                 595(b)         15,805
Best Buy                                          436(b)         21,713
Bindley Western Inds                              153             6,197
BJ's Wholesale Club                               115(b)          4,916
Borders Group                                     155(b)          2,186
BUY.COM                                           368(b)            345
Casey's General Stores                            158             1,896
CDW Computer Centers                              134(b)          5,293
Charming Shoppes                                  390(b)          2,730
Children's Place Retail Stores                     76(b)          1,810
Circuit City Stores --
   Circuit City Group                             446             8,429
Claire's Stores                                   125             2,470
Consolidated Stores                               263(b)          3,419
Copart                                            361(b)          6,791
Costco Wholesale                                  942(b)         43,568
CVS                                               823            48,722
Delhaize America Cl B                             439             8,587
Dillard's Cl A                                    429             6,538
Dollar General                                    692            13,480
Dollar Tree Stores                                226(b)          6,879
drugstore.com                                      66(b)            140
eBay                                              564(b)         27,848
eToys                                             179(b)             56
Expedia Cl A                                       86(b)          1,537
Family Dollar Stores                              269             6,658
Federated Dept Stores                             438(b)         19,517
Footstar                                          140(b)          5,768
Fossil                                             73(b)          1,410
Gap                                             1,791            58,386
GoTo.com                                          276(b)          4,140
Great Atlantic & Pacific Tea                       67               669
Hanover Direct                                    889(b)            445
Haverty Furniture Companies                        78             1,034
Hollywood Entertainment                           150(b)            155
Home Depot                                      5,027           242,300
Intimate Brands                                 1,033            19,627
K mart                                            768(b)          6,720
Kohl's                                            694(b)         49,274
Kroger                                          1,740(b)         42,717
Lands' End                                        147(b)          4,360
Limited                                           909            18,780
Linens `N Things                                  303(b)         10,835
Longs Drug Stores                                  76             1,864
Lowe's Companies                                  806            43,081
May Department Stores                             627            24,422
Men's Wearhouse                                   334(b)         10,581
Michaels Stores                                   226(b)          9,068
MP3.com                                           106(b)            527
NBTY                                              271(b)          1,618
Neiman Marcus Group Cl A                          155(b)          6,036
Nordstrom                                         218             4,445
Office Depot                                      583(b)          5,842
OfficeMax                                         432(b)          1,603
Pacific Sunwear of California                     240(b)          8,400
Payless ShoeSource                                 76(b)          5,449
Penney (JC)                                       410             5,728
Pep Boys -- Manny, Moe & Jack                       1                 5
Perrigo                                           260(b)          2,600
Pier 1 Imports                                    337             3,744
priceline.com                                     287(b)            762
PurchasePro.com                                   348(b)          9,113
RadioShack                                        391            21,521
Regis                                             117             1,645
Rent-A-Center                                     112(b)          4,165
Rite Aid                                        1,124             4,316
Ross Stores                                       424             9,699
Russ Berrie                                       101             2,152
Safeway                                         1,047(b)         53,051
Saks                                              374(b)          5,030
SciQuest.com                                       82(b)            313
Sears, Roebuck                                    722            27,978
ShopKo Stores                                      78(b)            857
Sotheby's Holdings Cl A                           141(b)          3,742
Spiegel Cl A                                      833             6,352
Stamps.com                                        196(b)            766
Staples                                           986(b)         16,331
Sunglass Hut Intl                                 171(b)          1,261
Talbots                                           116             6,133
Target                                          1,917            72,807
Tiffany                                           317            11,881
TJX Companies                                     616            19,096
Too                                                60(b)          1,130
Toys "R" Us                                       385(b)         10,164
Trans World Entertainment                         170(b)          1,583
Tuesday Morning                                    88(b)            682
United Stationers                                  90(b)          2,261
Value City Dept Stores                            129(b)            903
Venator Group                                     267(b)          3,458
Wal-Mart Stores                                 9,695           550,675
Walgreen                                        2,128            87,119
Webvan Group                                      312(b)            166
Weis Markets                                      239             8,963
Whole Foods Market                                 62(b)          3,526
Wild Oats Markets                                  75(b)            530
Williams-Sonoma                                   343(b)          9,192
Winn-Dixie Stores                                 231             4,592
Zale                                               90(b)          3,357
Total                                                         1,916,493

Textiles & apparel (0.3%)
Abercrombie & Fitch                               265(b)          7,900
Burlington Coat Factory Warehouse                   4                79
Coach                                             300(b)         10,125
Columbia Sportswear                                75(b)          4,416
Guess?                                            174(b)          1,221
Jones Apparel Group                               190(b)          7,598
Kellwood                                           96             2,149
Kenneth Cole Productions Cl A                      84(b)          3,297
Liz Claiborne                                      95             4,679
Nautica Enterprises                               139(b)          2,328
Nike Cl B                                         568            31,252
Oakley                                            317(b)          6,353
Polo Ralph Lauren Cl A                            114(b)          2,894
Reebok Intl                                       224(b)          6,102
Russell                                           135             2,573
Springs Inds Cl A                                  60             2,123
Timberland Cl A                                   104(b)          6,656
Unifi                                             175(b)          1,138
VF                                                185             6,449
Warnaco Group                                     121               440
WestPoint Stevens                                 100               904
Total                                                           110,676

Transportation (0.6%)
AMERCO                                             73(b)          1,533
American Freightways                              108(b)          3,213
Atlas Air                                         205(b)          6,988
Burlington Northern Santa Fe                      852            26,080
C.H. Robinson Worldwide                           144             4,311
CNF Transportation                                326            11,188
CSX                                               461            14,061
EGL                                               203(b)          6,242
Expeditors Intl of Washington                      78             4,548
FedEx                                             600(b)         27,228
Florida East Coast Inds                            82             3,260
Fritz Companies                                    51(b)            622
GATX                                              118             5,441
Hunt (JB) Transport Services                      147             2,802
Norfolk Southern                                  808            13,195
Rollins Truck Leasing                             205             2,640
Swift Transportation                              473(b)          9,992
Union Pacific                                     522            27,656
United Parcel Service Cl B                        230            14,237
USFreightways                                      55             2,035
Werner Enterprises                                114             2,173
Wisconsin Central Transportation                  152(b)          2,413
XTRA                                               49(b)          2,386
Yellow Corp                                       119(b)          2,811
Total                                                           197,055

Utilities -- electric (2.2%)
AES                                               962(b)         55,439
Allegheny Energy                                  179             8,168
Allete                                            325             7,179
Alliant Energy                                    122             3,721
Ameren                                            289            11,785
American Electric Power                           678            29,324
American Water Works                              150             3,947
Avista                                            115             1,984
Calpine                                           581(b)         23,188
CH Energy Group                                    52             2,212
Cinergy                                           247             7,496
Citizens Communications                           405(b)          5,658
Cleco                                              62             2,901
CMS Energy                                        184             5,428
Conectiv                                          392             7,472
Consolidated Edison                               447            15,618
Constellation Energy Group                        315            12,502
Dominion Resources                                501            30,962
DPL                                               247             7,336
DQE                                               117             3,722
DTE Energy                                        226             7,976
Duke Energy                                     1,550            56,683
Edison Intl                                       686             9,151
Energy East                                       178             3,302
Entergy                                           470            16,647
Exelon                                            682            41,268
FPL Group                                         374            21,692
GPU                                               195             6,246
Hawaiian Electric Inds                            128             4,626
Idacorp                                           112             4,613
IPALCO Enterprises                                329             8,011
Kansas City Power & Light                         284             7,268
MDU Resources Group                               317             9,193
Montana Power                                     171             3,803
NewPower Holdings                                 667(b)          7,070
Niagara Mohawk Holdings                           291(b)          5,043
NiSource                                          334(b)          8,985
NiSource                                          128(b)            298
Northeast Utilities                               204             4,606
NSTAR                                              98             3,648
OGE Energy                                        223             5,089
PG&E                                              813            11,585
Pinnacle West Capital                             132             5,698
Plug Power                                        325(b)          8,653
Potomac Electric Power                            184             3,936
PPL                                               245            10,278
Progress Energy                                   153(b)             69
Progress Energy                                   434(b)         17,881
Public Service Co of New Mexico                   113             2,791
Public Service Enterprise Group                   452            18,491
Puget Energy                                      395             9,796
Reliant Energy                                    619            23,336
RGS Energy Group                                  228             7,209
SCANA                                             237             6,269
Sempra Energy                                     374             7,618
Sierra Pacific Resources                          390             5,698
Southern Co                                     1,366            39,860
Teco Energy                                       205            $5,851
TXU                                               556            20,978
UIL Holdings                                       41             1,997
UtiliCorp United                                  195             5,577
Western Resources                                 370             8,954
Wisconsin Energy                                  182             3,658
WPS Resources                                      71             2,428
Xcel Energy                                       715            18,211
Total                                                           728,082

Utilities -- gas (1.2%)
AGL Resources                                     399             8,180
Dynegy Cl A                                       652            31,752
El Paso Energy                                  1,045            65,728
Enron                                           1,620           129,600
Equitable Resources                               168             9,858
KeySpan                                           217             8,203
Kinder Morgan                                     248            13,479
MCN Energy Group                                  133             3,538
Natl Fuel Gas                                     118             6,196
New Jersey Resources                               50             1,863
NICOR                                             221             7,881
Northwest Natural Gas                              77             1,849
Ocean Energy                                      459             7,991
ONEOK                                             212             9,474
Peoples Energy                                    202             7,421
Piedmont Natural Gas                               65             2,178
Pure Resources                                    281(b)          5,690
Questar                                           134             3,732
Southern Union                                    300             6,270
Teppco Partners LP                                 87(d)          2,233
UGI                                                88             2,047
Vectren                                           201             4,623
Western Gas Resources                             114             3,044
WGL Holdings                                      298             8,284
Williams Companies                              1,027            40,187
Total                                                           391,301

Utilities -- telephone (5.3%)
Adelphia Business Solutions Cl A                  209(b)          1,763
Alamosa PCS Holdings                              182(b)          2,616
Allegiance Telecom                                183(b)          6,085
ALLTEL                                            665            39,355
AT&T                                            8,147           195,447
BellSouth                                       4,055           170,918
BroadWing                                         469(b)         13,170
CenturyTel                                        217             6,809
Crown Castle Intl                                 334(b)          9,331
Cypress Communications                             80(b)            113
DSL.net                                           274(b)            548
Global TeleSystems                                897(b)          1,238
ICG Communications                                126(b)             20
Illuminet Holdings                                 50(b)          1,319
Infonet Services Cl B                           1,503(b)          8,251
Intermedia Communications                         301(b)          4,967
ITC DeltaCom                                      296(b)          2,609
Latitude Communications                            69(b)            326
Level 3 Communications                            773(b)         31,451
McLeodUSA Cl A                                  1,271(b)         23,752
Metromedia Fiber Network Cl A                   1,037(b)         16,527
Mpower Communications                             100(b)            875
Network Plus                                      167(b)          1,722
Nextel Communications Cl A                      1,604(b)         55,037
PanAmSat                                           55(b)          2,021
Powertel                                           43(b)          3,507
Primus Telecommunications Group                    99(b)            535
Qwest Communications Intl                       3,595(b)        151,421
RCN                                               357(b)          4,329
SBC Communications                              7,347           355,227
Sprint (FON Group)                              1,864            46,227
Sprint (PCS Group)                              1,955(b)         59,628
TALK.com                                          150(b)            319
TeleCorp PCS Cl A                                 520(b)         12,425
Telephone & Data Systems                          128            13,504
Teligent Cl A                                      21(b)             59
United States Cellular                            136(b)          9,064
Verizon                                         5,858           321,897
Viatel                                            208(b)            611
West                                              218(b)          5,763
Western Wireless Cl A                             149(b)          6,863
WinStar Communications                            298(b)          5,569
WorldCom                                        6,249(b)        134,744
XO Communications Cl A                            561(b)         13,815
Total                                                         1,741,777

Total common stocks
(Cost: $31,237,578)                                         $32,746,713

Preferred stock & other (--%)
Issuer                                         Shares          Value(a)
Corrections Corp of America
   12.00% Cv Pay-in-kind Series B                   3               $28
Sunbeam
   Warrants                                        83                 2

Total preferred stock & other
(Cost: $307)                                                        $30

Total investments in securities
(Cost: $31,237,885)(e)                                      $32,746,743

See accompanying notes to investments in securities.

AXP Total Stock Market Index Fund
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 0.04% of net assets.

(d)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.

(e) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $31,241,627 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $ 4,795,491
     Unrealized depreciation                                 (3,290,375)
                                                             ----------
     Net unrealized appreciation                            $ 1,505,116
                                                            -----------

Investments in Securities
AXP International Equity Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (95.4%)
Issuer                                         Shares          Value(a)

Australia (2.1%)

Banks and savings & loans (0.6%)
Commonwealth Bank
   of Australia                                 2,819           $49,537
Natl Australia Bank                             3,085            49,942
Westpac Banking                                 3,707            28,587
Total                                                           128,066

Beverages & tobacco (0.1%)
British American Tobacco
   Australasia                                    321             3,138
Coca-Cola Amatil                                2,216             5,970
Foster's Brewing Group                          3,744             9,507
Total                                                            18,615

Building materials & construction (0.1%)
Boral                                           1,202             1,446
CSR                                             2,208             6,292
James Hardie Inds                                 868             1,745
Leighton Holdings                                 558             2,139
Transurban Group                                  955(b)          2,454
Total                                                            14,076

Chemicals (--%)
Orica                                             577             1,822

Communications equipment & services (0.3%)
Telstra                                        16,049            62,133

Computer software & services (--%)
Computershare                                     997             4,398

Electronics (--%)
ERG                                             1,188             1,853

Energy (--%)
Origin Energy                                   1,202             1,459

Financial services (0.1%)
General Property Trust                          3,268             4,792
Lend Lease                                      1,072             9,648
Suncorp-Metway                                    437             2,737
Total                                                            17,177

Food (--%)
Goodman Fielder                                 2,792             1,962

Health care (--%)
CSL                                               281             5,342
Faulding (FH)                                     340             2,054
Total                                                             7,396

Health care services (--%)
Mayne Nickless                                    732             2,272
Industrial equipment & services (0.1%)
Brambles Inds                                     483            12,996

Insurance (0.1%)
AMP                                             2,202            22,975
QBE Insurance Group                               858             4,941
Total                                                            27,916

Leisure time & entertainment (--%)
Aristocrat Leisure                                785             2,608
TABCORP Holdings                                  649             3,833
Total                                                             6,441

Media (0.2%)
News Corp                                       4,160            40,457

Metals (0.3%)
Broken Hill Proprietary                         3,637            37,645
M.I.M. Holdings                                 3,659             1,889
Normandy Mining                                 3,661             1,910
OneSteel                                          909(b)            474
Rio Tinto                                         617             9,965
WMC                                             2,441             9,866
Total                                                            61,749

Miscellaneous (--%)
Gandel Retail Trust                             2,559             1,603
Mirvac Group                                    1,014             1,964
Stockland Trust Group                             804             1,740
Total                                                             5,307

Multi-industry conglomerates (0.1%)
Howard Smith                                      408             2,086
Pacific Dunlop                                  1,971             1,515
Southcorp                                       1,317             3,616
Wesfarmers                                        568             5,686
Total                                                            12,903

Paper & packaging (--%)
Amcor                                           1,360             4,384
Paperlinx                                         453               970
Total                                                             5,354

Retail (0.1%)
Coles Myer                                      2,561             9,001
Westfield Trust                                 3,518             6,449
Woolworths                                      2,508            10,795
Total                                                            26,245

Utilities -- gas (--%)
Australian Gas Light                              722             4,476
Santos                                          1,291             4,601
Total                                                             9,077

Austria (0.2%)

Banks and savings & loans (0.1%)
Bank Austria                                      410            24,344

Beverages & tobacco (--%)
Austria Tabakwerke                                 51             3,083

Building materials & construction (--%)
Wienerberger Baustoffindustrie                    162             2,908

Communications equipment & services (--%)
Telekom Austria                                   366(b)          2,158

Industrial equipment & services (--%)
BWT                                                30               993

Insurance (--%)
Generali Holding Vienna                            18             2,946

Miscellaneous (--%)
Flughafen Wien                                     27               979

Multi-industry conglomerates (--%)
VA Technologie                                     35               943

Paper & packaging (--%)
Mayr-Melnhof Karton                                21               972

Transportation (--%)
Austrian Airlines                                  65               847

Utilities -- electric (0.1%)
Oesterreichiesche
   Elektrizitaetswirtschafts Cl A                 110            11,457

Utilities -- gas (--%)
OMV                                                60             4,530

Belgium (0.9%)

Automotive & related (--%)
D'Ieteren                                          13             2,909

Banks and savings & loans (0.2%)
KBC Bancassurance Holding                         808            36,059

Beverages & tobacco (--%)
Interbrew                                         397(b)         11,039

Chemicals (--%)
Solvay                                            200            10,769

Electronics (--%)
Barco                                              28             1,953
BarcoNet                                           56(b)            445
Total                                                             2,398

Financial services (0.4%)
Fortis (B)                                      1,996            63,666

Food (--%)
Colruyt                                            93             4,082
Delhaize "Le Lion"                                100             5,143
Total                                                             9,225

Health care (0.1%)
UCB                                               340            12,489

Leisure time & entertainment (--%)
Agfa Gevaert                                      325             7,253

Metals (--%)
Union Miniere                                      58             2,104

Multi-industry conglomerates (0.1%)
Groupe Bruxelles Lambert                           66            15,282

Utilities -- electric (0.1%)
Electrabel                                        148            32,481

Wire & cable (--%)
Bekaert                                            51             2,134

Denmark (1.1%)

Banks and savings & loans (0.2%)
Danske Bank                                     1,960            34,071
Nordic Baltic Holding                           1,501(b)         11,970
Total                                                            46,041

Beverages & tobacco (--%)
Carlsberg Cl A                                    100             4,959
Carlsberg Cl B                                    100             5,296
Total                                                            10,255

Computer software & services (--%)
Navision Software                                 100(b)          3,240

Electronics (0.1%)
Vestas Wind Systems                               270            16,418

Food (--%)
Danisco                                           100             4,287

Health care (0.2%)
Novo Nordisk Cl B                                 200            39,876
Novozymes Cl B                                    175(b)          3,794
William Demant                                    200            10,367
Total                                                            54,037

Industrial equipment & services (--%)
FLS Inds Cl B                                     100             1,458
NKT Holding                                        20             5,632
Total                                                             7,090

Insurance (--%)
Topdanmark                                        100(b)          2,667
Miscellaneous (0.1%)
Group 4 Falck                                      53             7,429
ISS                                               100(b)          7,103
Total                                                            14,532

Transportation (0.4%)
D/S 1912 Cl B                                       3            30,952
D/S Dampskibsselskabet
   Svendborg Cl B                                   2            27,838
Total                                                            58,790

Utilities -- telephone (0.1%)
Tele Danmark                                      500            27,102

Finland (2.3%)

Beverages & tobacco (--%)
Hartwall                                          150             2,329

Building materials & construction (--%)
Uponor                                            100             1,702

Chemicals (--%)
Kemira                                            500             2,627

Communications equipment & services (0.3%)
Sonera                                          1,900            39,489

Computers & office equipment (--%)
Tietoenator                                       200             6,593

Electronics (1.9%)
Nokia                                          11,872           417,317

Food (--%)
Raisio Group                                      400               751

Health care (--%)
Instrumentarium                                   100             2,232

Industrial equipment & services (--%)
Kone Cl B                                          40             2,511
Metso                                             300             3,124
Total                                                             5,635

Insurance (--%)
Sampo Insurance Cl A                              200            10,971

Metals (--%)
Outokumpu                                         500             3,957
Rautaruukki                                       500             1,999
Total                                                             5,956

Paper & packaging (0.1%)
UPM-Kymmene                                       600            18,803

Retail (--%)
FKesko Cl B                                       200             2,102
Metra Cl B                                        100             1,734
Stockmann Cl A                                     50               590
Stockmann Cl B                                     50               563
Total                                                             4,989

France (10.9%)

Aerospace & defense (0.1%)
Thomson CSF                                       400            16,939
Zodiac                                             11             2,890
Total                                                            19,829

Automotive & related (0.2%)
Michelin (CGDE) Cl B                              300            11,438
PSA Peugeot Citroen                               104            26,499
Valeo                                             180             8,428
Total                                                            46,365

Banks and savings & loans (0.7%)
Banque Nationale de Paris                       1,073            99,182
Societe Generale Cl A                             990            66,608
Total                                                           165,790

Beverages & tobacco (0.4%)
LVMH                                            1,173            76,684
Pernod-Ricard                                     125             9,183
Total                                                            85,867

Building materials & construction (0.5%)
Bouygues                                          740            35,096
Compagnie de Saint-Gobain                         199            32,311
Imerys                                             34             3,778
Lafarge                                           270            24,957
Technip                                            34             4,727
Vinci                                             254            14,054
Total                                                           114,923

Chemicals (0.1%)
Air Liquide                                       207            28,085

Communications equipment & services (0.8%)
Alcatel                                         2,901           171,980

Computers & office equipment (0.4%)
Cap Gemini                                        298            57,918
Dassault Systemes                                 258            17,394
Societe BIC                                       120             4,832
Total                                                            80,144

Electronics (0.6%)
Sagem                                              86             9,963
Schneider Electric                                368            25,461
STMicroelectronics                              2,080            99,227
Total                                                           134,651

Financial services (--%)
Societe Eurafrance                                 10             6,881

Food (0.8%)
Carrefour                                       1,644           102,200
Casino Guichard-Perrachon                         195            19,403
Eridania Beghin-Say                                59             5,155
Groupe Danone                                     351            46,349
Sodexho Alliance                                   73            14,188
Total                                                           187,295

Furniture & appliances (--%)
SEB                                                34             1,957

Health care (0.5%)
L'Oreal                                         1,582           122,105

Health care services (1.1%)
Aventis                                         1,879           148,437
Essilor Intl                                       23             7,165
Sanofi-Synthelabo                               1,723            99,180
Total                                                           254,782

Industrial equipment & services (--%)
Sidel                                              73             2,607

Insurance (0.6%)
Axa                                               982           134,970

Leisure time & entertainment (--%)
Club Mediterranee                                  40             3,757

Media (--%)
Canal Plus                                        286               923

Metals (--%)
Pechiney Cl A                                     177             8,394

Miscellaneous (0.5%)
Gecina                                             44             4,247
Nord-Est                                           30               762
Publicis Groupe                                   321            10,687
Simco                                              50             3,545
Suez Lyonnaise des Eaux                           477            77,274
Suez Lyonnaise des Eaux                           200(b)              2
Unibail                                            34             5,660
Total                                                           102,177

Multi-industry conglomerates (1.0%)
Lagardere S.C.A.                                  313            19,938
Usinor                                            528             7,242
Vivendi Universal                               2,586           195,390
Total                                                           222,570

Restaurants & lodging (0.1%)
Accor                                             415            18,988

Retail (0.3%)
Pinault-Printemps-Redoute                         272            56,937

Textiles & apparel (--%)
Chargeurs                                          15               999

Utilities -- gas (1.2%)
Coflexip                                           41             5,906
Total Fina Cl B                                 1,778           262,066
Total                                                           267,972

Utilities -- telephone (1.0%)
France Telecom                                  2,453           226,515

Germany (8.3%)

Airlines (0.1%)
Deutsche Lufthansa                                800            18,301

Automotive & related (0.7%)
Continental                                       300             5,091
DaimlerChrysler                                 2,400           113,601
Volkswagen                                        700            35,607
Total                                                           154,299

Banks and savings & loans (1.1%)
Bayer                                           1,000            59,051
Deutsche Bank                                   2,700           197,300
Total                                                           256,351

Building materials & construction (0.1%)
Bilfinger & Berger Bau                            100             1,232
Buderus                                           100             2,037
Heidelberger Zement                               100             5,347
Heidelberger Zement                                32(b,d)           --
Hochtief                                          200             3,859
Total                                                            12,475

Chemicals (0.7%)
BASF                                            1,500            65,699
Bayer                                           1,700            83,786
SGL Carbon                                        100(b)          6,417
Total                                                           155,902

Communications equipment & services (1.1%)
Deutsche Telekom                                7,209           240,401

Computers & office equipment (0.5%)
SAP                                               735           124,324

Electronics (0.1%)
Epcos                                             142            12,135

Food (--%)
Kamps                                             200             3,134

Health care (--%)
Qiagen                                            307(b)         10,149

Health care services (0.3%)
Fresenius Medical Care                            200            15,883
Gehe                                              200             6,956
Merck                                             400            16,590
Schering                                          500            26,178
Total                                                            65,607

Household products (0.1%)
Beiersdorf                                        200            19,993

Industrial equipment & services (--%)
Deutz                                             100(b)            352
FAG Kugelfischer Georg Schaefer                   100               664
Total                                                             1,016

Insurance (1.4%)
Allianz                                           545           185,999
Muenchener
   Rueckversicherungs-Gesellschaft                374           121,032
Total                                                           307,031

Media (--%)
EM. TV & Merchandising                            300(b)          2,162

Miscellaneous (0.1%)
Thyssen Krupp                                   1,100            20,356
WCM Beteiligungs & Grundbesitz                    400             7,960
Total                                                            28,316

Multi-industry conglomerates (1.5%)
AGIV                                              100             1,070
Linde                                             300            15,288
MAN                                               300             8,425
Preussag                                          500            20,272
Siemens                                         1,400           201,275
Veba                                            1,800            99,094
Total                                                           345,424

Retail (0.3%)
Adidas-Salomon                                    100             7,170
Douglas Holding                                   100             3,720
Karstadtquelle                                    300            10,490
Metro                                             900            41,902
Total                                                            63,282

Utilities -- electric (0.2%)
RWE                                             1,233            49,419

Hong Kong (2.2%)

Airlines (0.1%)
Cathay Pacific Airways                          8,000            12,463

Banks and savings & loans (0.3%)
Bank of East Asia                               3,200             8,760
Hang Seng Bank                                  5,000            65,713
Total                                                            74,473

Computer software & services (0.1%)
Pacific Century CyberWorks                     34,355(b)         19,932

Electronics (0.1%)
ASM Pacific Technology                          1,000             1,872
Johnson Electric Holdings                       8,000            13,950
QPL Intl Holdings                               1,000(b)            654
Total                                                            16,476

Leisure time & entertainment (--%)
Hong Kong & Shanghai Hotels                     2,500             1,410
Shangri-La Asia                                 4,000             4,078
Total                                                             5,488

Media (--%)
Oriental Press Group                            4,800               775
South China Morning Post                        4,000             3,026
Television Broadcasts                           1,000             5,681
Total                                                             9,482

Miscellaneous (0.5%)
Hang Lung Development                           3,000             2,962
Henderson Land Development                      3,000            15,925
Hysan Development                               2,000             3,513
Li & Fung                                       6,000            11,655
New World Development                           5,000             7,886
Sino Land                                       8,099             4,543
Sun Hung Kai Properties                         6,000            62,315
Varitronix Intl                                 1,000             1,096
Wharf                                           5,000            14,040
Total                                                           123,935

Multi-industry conglomerates (0.9%)
Citic Pacific                                   5,000            19,489
Hopewell Holdings                               2,000               846
Hutchison Whampoa                              10,900           143,254
Swire Pacific Cl A                              3,500            25,916
Total                                                           189,505

Retail (--%)
Esprit Holdings                                 3,000             3,347
Giordano Intl                                   4,000             2,282
Total                                                             5,629

Utilities -- electric (0.1%)
CLP Holdings                                    5,500            25,670

Utilities -- gas (0.1%)
Hong Kong & China Gas                          11,100            15,940

Ireland (0.6%)

Airlines (--%)
Ryanair Holdings                                  774(b)          8,464

Banks and savings & loans (0.1%)
Allied Irish Bank                               2,325            28,648

Building materials & construction (0.1%)
CRH                                             1,090            20,577

Computer software & services (--%)
IONA Technologies                                  55(b)          3,197

Financial services (--%)
Irish Life & Permanent                            684             7,919

Food (--%)
Kerry Group Cl A                                  406             5,097

Media (--%)
Independent News & Media                          608             1,730

Miscellaneous (0.3%)
Elan                                              841(b)         43,092

Multi-industry conglomerates (--%)
DCC                                               189             1,986

Paper & packaging (--%)
Jefferson Smurfit Group                         2,555             4,847

Retail (--%)
Waterford Wedgwood                              1,580             1,837

Utilities -- telephone (0.1%)
Eircom                                          5,212            12,699

Italy (4.8%)

Airlines (--%)
Alitalia                                        4,000(b)          7,532

Automotive & related (0.2%)
Fiat                                            1,000            25,108
Pirelli                                         5,000            18,738
Total                                                            43,846

Banks and savings & loans (1.1%)
Banca di Roma                                  12,000            14,440
Banca Intesa                                   13,463            62,083
Banca Popolare di Milano                          500             2,790
Bipop-Carire                                    4,008            26,314
San Paolo-IMI                                   3,500            58,488
UniCredito Italiano                            13,000            67,819
Total                                                           231,934

Broker dealers (0.1%)
Mediobanca                                      1,500            16,808

Building materials & construction (--%)
Italcementi                                       520             4,898

Chemicals (--%)
Snia                                            1,300             2,714

Communications equipment & services (0.8%)
Sirti                                             500               939
Telecom Italia Mobile                          21,500           172,144
Tiscali                                           204(b)          4,289
Total                                                           177,372

Food (--%)
La Rinascente                                   1,000             5,793
Parmalat Finanziaria                            2,500             3,999
Total                                                             9,792

Insurance (0.7%)
Assicurazioni Generali                          3,130           115,845
Riunione Adriatica di Sicurta                   1,800            27,217
Societa Assicuratrice Industriale                 250             4,710
Total                                                           147,772

Media (0.2%)
Gruppo Editoriale L'Espresso                      833            $7,436
Mediaset                                        3,000            39,476
Mondadori (Arnoldo) Editore                       500             5,017
Seat Pagine Gialle                                616             1,289
Total                                                            53,218

Miscellaneous (--%)
Beni Stabili                                    3,000             1,635
Immsi                                           1,000(b)            874
Total                                                             2,509

Restaurants & lodging (0.1%)
Autogrill                                       1,000            12,340

Retail (--%)
Bulgari                                           500             6,021

Textiles & apparel (--%)
Benetton Group                                  4,000             7,570

Transportation (0.1%)
Autostrade-Concessioni e
   Costruzioni Autostrade                       2,862            19,296

Utilities -- electric (0.3%)
Enel                                            18,000           66,620

Utilities -- gas (0.6%)
ENI                                            20,000           130,004
Italgas                                         1,000            10,387
Total                                                           140,391

Utilities -- telephone (0.6%)
Telecom Italia                                 11,000           126,666

Japan (21.5%)

Airlines (0.1%)
Japan Airlines                                  4,000            16,305

Automotive & related (2.2%)
Autobacs Seven                                    100             2,158
Bridgestone                                     2,000            18,885
Denso                                           2,000            42,568
Honda Motor                                     2,000            76,708
NGK Spark Plug                                  1,000            13,940
Nissan Motor                                   10,000(b)         60,971
Toyota Motor                                    9,000           307,261
Total                                                           522,491

Banks and savings & loans (2.3%)
77 Bank                                         1,000             5,650
Asahi Bank                                      6,000            18,523
Ashikaga Bank                                   1,000(b)          1,711
Bank of Fukuoka                                 2,000             9,632
Bank of Tokyo-Mitsubishi                       12,000           112,379
Bank of Yokohama                                3,000            11,584
Chuo Mitsui Trust & Banking                     2,900             7,581
Daiwa Bank                                      5,000             7,396
Gunma Bank                                      1,000             4,394
Hokuriku Bank                                   2,000             3,956
Joyo Bank                                       2,000             6,518
Mitsubishi Trust & Banking                      3,000            19,323
Mizuho Holdings                                    22           128,649
Sakura Bank                                    10,000            62,261
Shizuoka Bank                                   2,000            17,199
Sumitomo Bank                                   8,000            82,418
Tokai Bank                                      5,000            22,144
Total                                                           521,318

Beverages & tobacco (0.4%)
Asahi Breweries                                 1,000             9,442
Japan Tobacco                                       5            35,302
Kirin Brewery                                   2,000            19,280
Sapporo Breweries                               1,000             2,881
Takara Shuzo                                    1,000            17,199
Total                                                            84,104

Building materials & construction (0.6%)
Asahi Glass                                     3,000            23,503
Daikin Inds                                     1,000            20,553
Daiwa House Inds                                1,000             5,899
Haseko                                          1,000(b)            284
Inax                                            1,000             5,014
Kajima                                          2,000             4,781
Nippon Sheet Glass                              1,000            12,727
Nishimatsu Construction                         1,000             3,087
Obayashi                                        2,000             7,189
Okumura                                         1,000             3,156
Penta-Ocean Construction                        1,000             1,187
Sanwa Shutter                                   1,000             1,961
Sekisui House                                   2,000            17,251
Shimizu                                         2,000             5,177
Sumitomo Osaka Cement                           1,000             2,993
Taiheiyo Cement                                 2,000             3,474
Taisei                                          2,000             3,818
Toda                                            1,000             4,386
Tostem                                          1,000            12,254
Total                                                           138,694

Chemicals (0.6%)
Asahi Chemical Inds                             4,000            19,401
Daicel Chemicals Inds                           1,000             2,881
Dainippon Ink & Chemicals                       2,000             5,676
Denki Kagaku Kogyo
   Kabushiki Kaisha                             1,000             3,466
Ishihara Sangyo Kaisha                          1,000(b)          2,081
Kaneka                                          1,000             8,109
Mitsubishi Chemical                             5,000            12,770
Mitsubishi Gas Chemical                         1,000             2,881
Nitto Denko                                       400            11,523
Sekisui Chemical                                1,000             2,812
Shin-Etsu Chemical                              1,000            38,097
Showa Denko K.K.                                2,000(b)          3,302
Sumitomo Chemical                               4,000            20,398
Tosoh                                           1,000             2,614
Ube Inds                                        2,000             4,265
Total                                                           140,276

Communications equipment & services (1.0%)
Nippon Telegraph & Telephone                       31           215,935
Yamaha                                          1,000            10,620
Total                                                           226,555

Computers & office equipment (1.1%)
Canon                                           2,000            74,644
CSK                                               200             4,154
Fuji Soft ABC                                     100             6,450
Fujitsu                                         5,000            84,405
Konami                                            300            18,033
Meitec                                            100             3,156
Softbank                                          900            53,790
Trans Cosmos                                      100             6,518
Total                                                           251,150

Consumer finance -- personal loans (0.3%)
ACOM                                              400            31,956
Takefuji                                          400            29,273
Total                                                            61,229

Electronics (4.1%)
Advantest                                         200            22,187
Casio Computer                                  1,000             7,826
Fanuc                                             600            41,949
Hirose Electric                                   100             9,503
Hitachi                                         8,000            75,332
Kyocera                                           500            54,435
Matsushita Electric                             5,000           113,728
Minebea                                         1,000             8,866
Mitsubishi Electric                             5,000            34,527
Murata Mfg                                        600            70,430
NEC                                             4,000            81,696
NGK Insulators                                  1,000            13,570
Omron                                           1,000            19,736
Rohm                                              300            59,853
Sanyo Electric                                  5,000            41,106
Sharp                                           3,000            42,310
Sony                                            2,200           159,865
Tohoku Electric Power                           1,100            14,189
Tokyo Electron                                    400            28,138
Toshiba                                         8,000            53,180
Yokogawa Electric                               1,000             8,256
Total                                                           960,682

Energy (--%)
Cosmo Oil                                       1,000             1,746

Financial services (0.8%)
Credit Saison                                     400             7,636
Daiwa Securities Group                          3,000            30,675
Nichiei                                           100               738
Nippon Shinpan                                  1,000             1,238
Nomura Securities                               5,000            92,875
Orient                                          1,000(b)          1,256
Orix                                              220            22,041
Promise                                           300            21,310
Total                                                           177,769

Food (0.3%)
Ajinomoto                                       2,000            21,069
Meiji Milk Products                             1,000             4,274
Meiji Seika Kaisha                              1,000             5,203
Nichirei                                        1,000             3,818
Nippon Meat Packers                             1,000            12,297
Nisshin Flour Milling                           1,000             8,127
Nissin Food Products                              300             6,991
Snow Brand Milk Products                        1,000             3,526
Yamazaki Baking                                 1,000             6,450
Total                                                            71,755

Health care (0.1%)
Kanebo                                          1,000(b)          2,348
Terumo                                            500            10,104
Total                                                            12,452

Health care services (1.2%)
Chugai Pharmaceutical                           1,000            14,800
Daiichi Pharmaceutical                          1,000            24,509
Eisai                                           1,000            25,369
Kyowa Hakko Kogyo                               1,000             7,095
Sankyo                                          1,000            19,994
Shionogi                                        1,000            17,457
Taisho Pharmaceutical                           1,000            23,133
Takeda Chemical Inds                            2,000           106,290
Yamanouchi Pharmaceutical                       1,000            36,805
Total                                                           275,452

Household products (0.3%)
Kao                                             2,000            50,222
Shiseido                                        1,000            10,534
Toto                                            1,000             6,639
Total                                                            67,395

Industrial equipment & services (0.7%)
Amada                                           1,000             7,834
Ebara                                           1,000            10,362
Fuji Machine Mfg                                  100             2,967
Hitachi Zosen                                   2,000(b)          1,445
Ishikawajima-Harima Heavy Inds                  3,000(b)          6,321
Japan Energy                                    2,000             3,491
Japan Steel Works                               1,000(b)            826
JGC                                             1,000             7,731
Kinden                                          1,000             5,538
Komatsu                                         2,000             9,047
Kubota                                          3,000             9,417
Marubeni                                        3,000             6,217
Mitsubishi Heavy Inds                           8,000(b)         33,503
Mitsui Engineering
   & Shipbuilding                               2,000(b)          1,875
Nidec                                             200             9,546
Nippon Mitsubishi Oil                           4,000            18,265
SMC                                               200            25,713
Sumitomo Heavy Inds                             1,000(b)          1,436
Total                                                           161,534

Industrial transportation (0.6%)
Central Japan Railway                               5            29,110
East Japan Railway                                 10            51,338
Kamigumi                                        1,000             3,775
Nippon Express                                  3,000            15,944
Tobu Railway                                    2,000             5,848
Tokyu                                           3,000            13,106
Yamato Transport                                1,000            19,134
Total                                                           138,255

Insurance (0.3%)
Mitsui Marine & Fire Insurance                  2,000            10,577
Sumitomo Marine
   & Fire Insurance                             2,000            11,850
Tokio Marine & Fire Insurance                   4,000            40,866
Total                                                            63,293

Leisure time & entertainment (0.3%)
Namco                                             100             1,716
Nintendo                                          300            49,017
Oriental Land                                     200            12,143
Sega Enterprises                                  300(b)          4,360
Total                                                            67,236

Media (0.2%)
Asatsu-Dk                                         100             2,580
Dai Nippon Printing                             2,000            27,432
Fuji Television Network                             1             6,811
Total                                                            36,823

Metals (0.3%)
Kawasaki Steel                                  7,000             7,344
Mitsubishi Materials                            3,000             6,837
Mitsui Mining & Smelting                        1,000             7,481
Nippon Light Metal                              1,000               714
Nippon Steel                                   15,000            26,314
NSK                                              1,000            5,401
NTN                                              1,000            2,735
Sumitomo Metal Inds                             1,000             4,136
Sumitomo Metal Mining                           8,000(b)          4,334
Total                                                            65,296

Miscellaneous (1.4%)
Benesse                                           300            11,609
Daito Trust Construction                          300             5,585
Fuji Photo Film                                 1,000            39,903
Hoya                                              300            23,915
Itochu                                          3,000            13,106
Konica                                          1,000             8,170
Mitsubishi                                      4,000            28,035
Mitsubishi Estate                               3,000            27,708
Mitsui Fudosan                                  2,000            18,007
Nikon                                           1,000            14,353
Nippon Suisan Kaisha                            1,000             1,496
Olympus Optical                                 1,000            15,866
OYO                                               100               955
Sanrio                                            200             3,306
Secom                                             500            32,292
Shimano                                           300             5,779
Sho-Bond                                          100             1,331
Sumitomo                                        3,000            19,839
Toppan Printing                                 2,000            16,167
Toyo Seikan Kaisha                              1,000            16,081
World                                             150             5,908
Total                                                           309,411

Multi-industry conglomerates (0.1%)
Kawasaki Heavy Inds                             3,000(b)          3,096
Mitsui                                          4,000            24,251
Total                                                            27,347

Paper & packaging (0.2%)
Mitsubishi Paper Mills                          1,000             1,952
Nippon Paper Inds                               2,000            10,474
Oji Paper                                       3,000            13,906
Uni-Charm                                         200             8,772
Total                                                            35,104

Retail (0.6%)
Aoyamma Trading                                   200             1,895
Citizen Watch                                   1,000             8,582
Daiei                                           2,000(b)          3,423
Daimaru                                         1,000             3,096
Isetan                                          1,000            10,216
Ito-Yokado                                      1,000            49,878
Jusco                                           1,000            23,176
Marui                                           1,000            13,630
Mitsukoshi                                      1,000             3,620
Mycal                                           1,000             1,866
Seiyu                                           1,000(b)          2,881
Shimachu                                          100             1,139
Shimamura                                         100             5,590
Takashimaya                                     1,000             6,622
Total                                                           135,614

Textiles & apparel (0.2%)
Gunze                                           1,000             3,526
Kuraray                                         1,000             8,092
Mitsubishi Rayon                                1,000             2,872
Nisshinbo Inds                                  1,000             4,627
Teijin                                          2,000             9,116
Toray Inds                                      3,000            10,810
Toyobo                                          2,000             3,904
Total                                                            42,947

Transportation (0.1%)
Kawasaki Kisen Kaisha                           1,000             1,514
Keihin Electric Express Railway                 1,000             3,956
Kinki Nippon Railway                            4,000            15,548
Nippon Yusen Kabushiki Kaisha                   3,000            11,480
Total                                                            32,498

Utilities -- electric (0.5%)
Kansai Electric Power                           2,200            34,906
Tokyo Electric Power                            3,200            70,171
Total                                                           105,077

Utilities -- gas (0.2%)
Osaka Gas                                       6,000            15,015
Showa Shell Sekiyu K.K.                         1,000             4,480
Teikoku Oil                                     1,000             4,403
Tokyo Gas                                       6,000            15,789
Total                                                            39,687

Wire & cable (0.4%)
Fujikura                                        1,000             7,396
Furukawa Electric                               2,000            42,138
Sumitomo Electric Inds                          2,000            30,098
Total                                                            79,632

Netherlands (5.6%)

Airlines (--%)
KLM                                               131(b)          3,356

Banks and savings & loans (1.3%)
ABN AMRO Holding                                3,798            98,186
ING Groep                                       2,456           187,646
Total                                                           285,832

Beverages & tobacco (0.2%)
Heineken                                          753            42,855

Building materials & construction (--%)
Hollandsche Beton Groep                            83             1,050

Chemicals (0.1%)
Akzo Nobel                                        672            32,464

Communications equipment & services (0.2%)
KPN                                             2,896            48,071

Computer software & services (--%)
Getronics                                         808             5,448

Computers & office equipment (--%)
Oce                                               197             3,362

Electronics (0.7%)
ASM Lithography Holding                           997(b)         28,454
Koninklijke (Royal)
   Philips Electronics                          3,247           124,886
Total                                                           153,340

Food (0.6%)
Koninklijke Ahold                               1,955            60,249
Unilever                                        1,436            80,991
Total                                                           141,240

Industrial equipment & services (--%)
Stork                                              74               898

Industrial transportation (--%)
Nedlloyd                                           56             1,271

Insurance (0.6%)
Aegon                                           3,415           127,219

Media (0.2%)
Elsevier                                        1,847            25,763
Wolters Kluwer                                    654            15,825
Total                                                            41,588

Miscellaneous (--%)
Buhrmann                                          232             6,354
Vedior                                            230             2,962
Total                                                             9,316

Multi-industry conglomerates (--%)
Hagemeyer                                         248             5,869

Retail (--%)
Royal Vendex KBB                                  231             3,177

Transportation (0.2%)
IHC Caland                                         65             3,083
Koninklijke Vopak                                 130             2,599
TNT Post Group                                  1,147            29,428
Total                                                            35,110

Utilities -- gas (1.5%)
Royal Dutch Petroleum                           5,388           323,627

New Zealand (0.1%)

Communications equipment & services (0.1%)
Telecom Corp of New Zealand                     2,886             7,435

Energy (--%)
Fletcher Challenge Energy                         565(b)          2,246

Miscellaneous (--%)
Auckland Intl Airport                             691             1,049

Paper & packaging (--%)
Carter Holt Harvey                              4,053             2,835

Retail (--%)
Warehouse Group                                   474             1,150

Utilities -- electric (--%)
Contact Energy                                  1,411             1,774

Norway (0.4%)

Airlines (--%)
SAS Norge Cl B                                    135             1,314

Banks and savings & loans (--%)
DNB Holding                                     1,900             9,244

Communications equipment & services (--%)
Telenor                                         1,186(b)          6,038

Computers & office equipment (--%)
Merkantildata                                     300(b)          1,565

Energy (0.3%)
Norsk Hydro                                       717            31,151
Smedvig Cl A                                      270             2,933
Total                                                            34,084

Energy equipment & services (--%)
Petroleum Geo-Services                            200(b)          1,765

Industrial equipment & services (--%)
Kvaerner                                          244(b)          1,850

Insurance (--%)
Storebrand                                        600             4,141

Media (--%)
Schibsted                                         200             2,919

Metals (--%)
Elkem                                             135             2,444

Miscellaneous (--%)
Tomra Systems                                     400             7,241

Multi-industry conglomerates (0.1%)
Orkla                                             535            10,230

Paper & packaging (--%)
Norske Skogindustrier Cl A                        100             3,960

Transportation (--%)
Bergesen d.y. Cl A                                135             2,283
Bergesen d.y. Cl B                                 35               566
Leif Hoegh                                        163(b)          1,365
Total                                                             4,214

Utilities -- electric (--%)
Hafslund Cl A                                     270             1,466
Hafslund Cl B                                     270               819
Total                                                             2,285

Portugal (0.6%)

Banks and savings & loans (0.3%)
Banco Comercial Portugues                       5,053            26,643
Banco Espirito Santo                              489             7,935
Total                                                            34,578

Building materials & construction (--%)
Cimpor-Cimentos de Portugal                       392            10,571

Financial services (--%)
BPI                                             1,462             5,302

Food (--%)
Jeronimo Martins                                  200             2,102

Miscellaneous (--%)
Brisa-Auto Estradas de Portugal                   875             8,470

Paper & packaging (--%)
Portucel-Empresa Produtora
   de Pasta e Papel                               965             1,301

Retail (--%)
Sonae                                           4,396(b)          5,764
Sonae                                           1,383             1,891
Total                                                             7,655

Utilities -- electric (0.1%)
Electricidade de Portugal                       8,755            27,763

Utilities -- telephone (0.2%)
Portugal Telecom                                2,936            32,381

Singapore (0.9%)

Airlines (0.1%)
Singapore Airlines                              3,000           $26,841

Automotive & related (--%)
Cycle & Carriage                                1,000             1,904

Banks and savings & loans (0.4%)
DBS Group Holdings                              3,000            33,722
Oversea-Chinese Banking                         3,000            22,022
United Overseas Bank                            2,112            16,715
Total                                                            72,459

Beverages & tobacco (--%)
Fraser & Neave                                  1,000             4,014

Communications equipment & services (0.1%)
Singapore Telecommunications                   15,000            24,087

Electronics (0.1%)
Chartered Semiconductor Mfg                     3,000(b)         10,409
OMNI Inds                                       1,000             1,824
Venture Mfg                                     1,000             9,577
Total                                                            21,810

Health care services (--%)
Parkway Holdings                                1,000             1,531

Industrial equipment & services (--%)
Singapore Technologies
   Engineering                                  7,000            10,960

Leisure time & entertainment (--%)
Hotel Properties                                1,000               855

Media (0.1%)
Singapore Press Holdings                        1,000            13,190

Metals (--%)
United Industrial                               3,000             1,497

Miscellaneous (0.1%)
Capitaland                                      3,000(b)          4,817
City Developments                               2,000             8,890
First Capital                                   1,000               774
United Overseas Land                            1,000               900
Wing Tai Holdings                               2,000             1,434
Total                                                            16,815

Multi-industry conglomerates (--%)
Keppel                                          2,000             3,647
Sembcorp Inds                                   4,000             4,520
Straits Trading                                 1,200             1,259
Total                                                             9,426

Transportation (--%)
Comfort Group                                   1,500               482
Neptune Orient Lines                            3,000(b)          2,374
Total                                                             2,856

Spain (3.1%)

Banks and savings & loans (1.2%)
Banco Bilbao Vizcaya Argentaria                 7,835           125,319
Banco Santander
   Central Hispano                             11,220           123,119
Total                                                           248,438

Beverages & tobacco (0.1%)
Altadis                                           864            12,036

Building materials & construction (0.1%)
ACS, Actividades de
   Construccion y Servicios                       129             3,262
Autopistas, Concesionaria
   Espanola                                       654             6,075
Fomento de Construcciones
   y Contractas                                   283             5,777
Grupo Dragados                                    405             4,723
Portland Valderrivas                               57             1,134
Total                                                            20,971

Communications equipment & services (1.0%)
Telefonica                                     11,400(b)        218,067

Food (--%)
Azucarera Ebro Agricolas                          156             1,904
Puleva                                            796(b)          1,221
Total                                                             3,125

Health care (--%)
Zeltia                                            483             6,939

Industrial equipment & services (--%)
Zardoya Otis                                      353             3,296

Insurance (--%)
Corporacion Mapfre                                142             3,235

Metals (--%)
Acerinox                                          138             4,531
Asturiana de Zinc                                 105             1,302
Total                                                             5,833

Miscellaneous (--%)
Metrovacesa                                       122             1,917
Prosegur, CIA de Seguridad                        157             1,664
Sociedad General
   de Aguas de Barcelona                            3(b)             42
Telfonica                                         218             4,171
Vallehermoso                                      304             2,075
Total                                                             9,869

Multi-industry conglomerates (0.2%)
Aguas de Barcelona                                325             4,594
Repsol-YPF                                      2,933            50,458
Total                                                            55,052

Restaurants & lodging (--%)
Sol Melia                                         404(b)          3,997

Retail (--%)
Cortefiel                                          92             1,595
TelePizza                                         505(b)          1,545
Total                                                             3,140

Utilities -- electric (0.4%)
Endesa                                          2,614            46,453
Iberdrola                                       2,226            30,326
Union Electrica Fenosa                            717            14,335
Total                                                            91,114

Utilities -- gas (0.1%)
Gas Natural SDG Cl E                            1,054            19,348

Sweden (2.6%)

Automotive & related (0.1%)
Volvo Cl A                                        300             5,445
Volvo Cl B                                        700            13,110
Total                                                            18,555

Banks and savings & loans (0.4%)
Nordic Baltic Holding                           6,199            50,081
Skandinaviska Enskilda
   Banker Cl A                                  1,720            21,475
Svenska Handelsbanken Cl A                      1,400            23,208
Svenska Handelsbanken Cl B                        100             1,616
Total                                                            96,380

Beverages & tobacco (--%)
Swedish Match                                     743             3,032

Building materials & construction (0.1%)
Skanska Cl B                                      300            12,905

Communications equipment & services (1.1%)
Ericsson (LM) Cl B                             18,900           228,044
NetCom Cl B                                       350(b)         16,452
Telia                                           3,400(b)         19,977
Total                                                           264,473

Computer software & services (--%)
WM-Data Cl B                                    1,000             5,666

Financial services (--%)
OM Gruppen                                        200             5,057

Furniture & appliances (0.1%)
Electrolux Series B                               800            11,835

Health care (--%)
Gambro Cl A                                       500             3,698
Gambro Cl B                                       200             1,490
Total                                                             5,188

Industrial equipment & services (0.1%)
Atlas Copco Cl A                                  300             7,334
Atlas Copco Cl B                                  100             2,350
Sandvik                                           600            15,329
Total                                                            25,013

Insurance (0.2%)
Skandia Forsakrings                             2,400            42,430

Media (--%)
Modern Times Group Cl B                           159(b)          5,138

Metals (0.1%)
Assa Abloy Cl B                                   800            13,849
SAPA                                              100             1,637
SKF Cl A                                          100             1,563
SKF Cl B                                          100             1,726
SSAB Svenskt Stal Series A                        200             1,962
Total                                                            20,737

Miscellaneous (0.1%)
Diligentia                                        200             1,889
Drott Cl B                                        300             3,746
Securitas Cl B                                    800            14,101
Total                                                            19,736

Multi-industry conglomerates (--%)
Trelleborg Cl B                                   200             1,553

Paper & packaging (0.1%)
AssiDoman                                         200             3,777
Svenska Cellulosa Cl B                            500            11,384
Total                                                            15,161

Retail (0.2%)
Hennes & Mauritz Cl B                           1,875            40,034

Switzerland (7.2%)

Airlines (--%)
SAirGroup                                          30             4,379

Banks and savings & loans (1.7%)
Credit Suisse Group                               770           162,989
UBS                                             1,140           201,090
Total                                                           364,079

Building materials & construction (0.1%)
Holderbank Financiere Glarus                       10             3,345
Holderbank Financiere Glarus Cl B                  18            21,536
Total                                                            24,881

Chemicals (0.1%)
Lonza                                              20            12,189
Sika Finanz                                        10             2,941
Syngenta                                          272(b)         16,380
Total                                                            31,510

Communications equipment & services (0.3%)
Ascom Holding Cl R                                 56             4,258
Kudelski                                           12(b)         14,759
Swisscom                                          180            49,433
Total                                                            68,450

Electronics (0.4%)
ABB                                               810            80,308
Unaxis Holding                                     32(b)          7,426
Total                                                            87,734

Food (0.9%)
Nestle                                            100           211,977

Health care (2.5%)
Givaudan                                           22             5,995
Novartis                                          190           321,860
Roche Holding                                      22           205,646
Total                                                           533,501

Industrial equipment & services (--%)
Fischer (Georg)                                    10            $2,813
Sulzer                                             10             6,831
Total                                                             9,644

Insurance (0.9%)
Swiss Re                                           39            89,551
Zurich Financial Services                         216           124,157
Total                                                           213,708

Leisure time & entertainment (--%)
Kuoni Reisen                                       16             7,241

Media (--%)
PubliGroupe                                         6             2,890

Miscellaneous (0.2%)
Adecco                                             50            33,454
SGS Societe Generale
   de Surveillance Holding                         10             2,950
Total                                                            36,404

Retail (0.1%)
FCharles Voegele Holding                           21             2,931
Swatch Group                                       40             9,951
Swatch Group Cl B                                  10            12,014
Valora Holding                                     10             2,098
Total                                                            26,994

United Kingdom (20.0%)

Aerospace & defense (0.1%)
British Aerospace                               6,942            30,024

Airlines (0.1%)
British Airways                                 2,538            17,169

Automotive & related (--%)
Lex Service                                       257             1,540

Banks and savings & loans (3.8%)
Abbey Natl                                      3,340            56,950
Barclays                                        4,045           129,137
Halifax Group                                   5,272            50,685
HSBC Holdings                                  22,526           350,191
Lloyds TSB Group                               13,189           134,893
Royal Bank of Scotland Group                    6,402           152,189
Total                                                           874,045

Beverages & tobacco (0.7%)
British American Tobacco                        5,115            36,844
Cadbury Schweppes                               4,753            30,417
Diageo                                          8,377            80,476
Total                                                           147,737

Building materials & construction (0.3%)
AMEC                                              478             2,553
Balfour Beatty                                    935             1,660
Barratt Developments                              509             2,328
Berkeley Group (The)                              276             3,133
Blue Circle Inds                                1,647            11,788
Caradon                                         1,018             2,975
Hanson                                          1,845            11,995
Hepworth                                          539             2,221
Jarvis                                            303             1,333
Pilkington                                      2,433             4,141
RMC Group                                         569             5,529
Taylor Woodrow                                    879             2,170
Wimpey (George)                                   813             1,874
Wolseley                                        1,347             8,842
Total                                                            62,542

Chemicals (0.1%)
BOC Group                                       1,123            16,408
Imperial Chemical Inds                          1,721            12,774
Total                                                            29,182

Communications equipment & services (3.1%)
British Telecommunications                     15,999           166,438
BTG                                               246(b)          4,960
Vodafone AirTouch                             157,762           557,824
Total                                                           729,222

Computer software & services (0.4%)
CMG                                             1,419            22,412
Logica                                          1,051            29,300
London Bridge Software Holdings                   386             2,467
Misys                                           1,305            12,298
Sage Group (The)                                3,029            16,851
Total                                                            83,328

Computers & office equipment (--%)
Psion                                           1,000             3,280
SEMA Group                                      1,409             7,679
Total                                                            10,959

Electronics (0.6%)
ARM Holdings                                    2,222(b)         17,207
Chubb                                           1,717(b)          4,415
Electrocomponents                               1,019             9,127
FKI                                             1,243             4,077
Invensys                                        8,574            23,051
Marconi                                         6,498            65,985
Pace Micro Technology                             528             5,292
Total                                                           129,154

Energy (2.1%)
BP Amoco                                       55,185           474,511
LASMO                                           2,929             8,538
Total                                                           483,049

Financial services (0.3%)
Amvescap                                        1,799            40,216
Provident Financial                               573             8,075
Schroders                                         699            13,788
Total                                                            62,079

Food (0.3%)
Tate & Lyle                                       996             3,696
Unigate                                           526             1,952
Unilever                                        6,837            51,546
Total                                                            57,194

Health care (--%)
Smith & Nephew                                  2,150             9,763

Health care services (2.7%)
AstraZeneca Group                               4,310           187,157
GlaxoSmithKline                                15,177(b)        398,044
Nycomed Amersham                                1,489            12,814
SSL Intl                                          402             2,731
Total                                                           600,746

Industrial equipment & services (0.2%)
BBA Group                                         951             4,842
GKN                                             1,674            20,326
Smiths Inds                                     1,293            13,413
Total                                                            38,581

Insurance (0.8%)
CGNU                                            5,488            80,346
Legal & General Group                          12,061            29,561
Prudential                                      4,831            72,774
Total                                                           182,681

Leisure time & entertainment (0.3%)
Airtours                                        1,124             3,909
Bass                                            2,050            22,239
Carlton Communications                          1,453            11,093
Eidos                                             215(b)            842
EMI Group                                       1,800            13,137
Hilton Group                                    3,429            11,949
P & O Pricess Cruises                           1,520(b)          7,701
Rank Group                                      1,688             4,180
Total                                                            75,050

Media (1.1%)
British Sky Broadcasting Group                  4,461(b)         76,913
Independent News & Media                          608             1,670
Pearson                                         1,856            44,175
Reed Intl                                       3,022            29,385
Reuters Group                                   3,328            53,731
WPP Group                                       2,895            37,308
Total                                                           243,182

Metals (0.2%)
Corus Group                                     7,377             7,976
Rio Tinto                                       2,495            43,454
Total                                                            51,430

Miscellaneous (0.8%)
3i Group                                        1,400            29,579
AWG                                               594             4,986
British Land                                    1,218             8,871
Canary Wharf Finance                            1,609(b)         11,849
Capita Group                                    1,500            10,761
Celltech Group                                    615(b)         11,681
De La Rue                                         418             2,599
Granada Compass                                 5,266(b)         53,242
Great Portland Estates                            494             2,062
Hammerson                                         629             4,526
Kidde                                           1,717(b)          1,800
Land Securities                                 1,277            17,091
Slough Estates                                    897             5,623
United Utilities                                1,301            10,835
Total                                                           175,505

Multi-industry conglomerates (0.2%)
Hays                                            4,052            21,905
IMI                                               764             3,064
Johnson Matthey                                   476             6,795
Rentokil Initial                                5,118            15,517
Total                                                            47,281

Paper & packaging (--%)
Bunzl                                             992             6,508
Rexam                                             862             3,356
Total                                                             9,864

Retail (0.8%)
Boots                                           2,127            18,771
Dixon Group                                     3,904            15,344
Great Universal Stores                          2,378            17,720
Kingfisher                                      3,257            21,653
Marks & Spencer                                 6,751            21,553
Sainsbury (J)                                   4,514            23,808
Tesco                                          15,932            56,100
Total                                                           174,949

Textiles & apparel (--%)
Coats Viyella                                   1,562             1,038

Transportation (0.3%)
BAA                                             2,522            21,667
Ocean Group                                       698             9,974
Peninsular & Oriental
   Steam Navigation                             1,520             6,602
Railtrack Group                                 1,198            17,154
Stagecoach Holdings                             3,754             4,319
Total                                                            59,716

Utilities -- electric (0.3%)
Innogy Holdings                                   204               621
Natl Grid Group                                 3,475            31,683
Natl Power                                      2,704            10,351
ScottishPower                                   4,291            28,150
Total                                                            70,805

Utilities -- gas (0.4%)
BG Group                                        8,236            31,528
Centrica                                        9,396            34,321
Lattice Group                                   8,236(b)         15,794
Total                                                            81,643

Total common stocks
(Cost: $22,432,402)                                         $21,593,638

Preferred stocks & other (0.3%)
Issuer                                         Shares          Value(a)

Australia (0.2%)
AMP
   Rights                                       1,344(d)            $--
News Corp                                       4,554            39,384

France (--%)
Casino Cl A
   Warrants                                        15(d)             --
Casino Cl B
   Warrants                                        15(d)             --
Casino Guichard-Perrachon                          38             2,438

Germany (0.1%)
Dyckerhoff                                        128             2,440
Hugo Boss                                          16             4,821
ProSieben Sat.1 Media                             357            11,686
RWE                                               200             5,952
Volkswagen                                        200             5,775

Hong Kong (--%)
QPL Intl Holdings
   Warrants                                       200                44

Italy (--%)
Fiat                                              210             3,527

United Kingdom (--%)
TI Group
   Rights                                       1,293(d)             --

Total preferred stocks & other
(Cost: $67,418)                                                 $76,067

Bond (--%)
Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Insurance
AMP
   (Australian Dollar)
     12-20-49                 7.00%             3,600            $1,828

Total bond
(Cost: $2,609)                                                   $1,828

Short-term security (3.8%)
Issuer                          Rate           Shares          Value(a)

Investment company
   Bank of New York
   Cash Reserve Fund
                              5.19%           850,011(c)       $850,011

Total short-term security
(Cost: $850,011)                                               $850,011

Total investments in securities
(Cost: $23,352,440)(e)                                      $22,521,544

See accompanying notes to investments in securities.

AXP International Equity Index Fund
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b)  Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                         Contracts
     Purchase contracts
     CAC 40                                                           3
     Eurx DAX                                                         1
     FTSE 100                                                         2
     Nikkei 300                                                       9
     OMX Stock                                                        2
     OMXCap Index                                                     1
     SPI 200                                                          2

(d)  Negligible market value.

(e) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $23,439,181 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 1,879,992
     Unrealized depreciation                                   (2,797,629)
                                                               ----------
     Net unrealized depreciation                              $  (917,637)
                                                              -----------

Investments in Securities
AXP Nasdaq 100 Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (100.1%)
Issuer                                         Shares          Value(a)

Automotive & related (0.2%)
PACCAR                                          1,760           $88,660

Communications equipment & services (14.2%)
ADC Telecommunications                         19,714(b)        287,085
CIENA                                           6,984(b)        628,997
EchoStar Communications Cl A                    4,985(b)        153,912
Ericsson (LM) ADR Cl B                         21,896(c)        260,015
JDS Uniphase                                   19,253(b)      1,055,305
QUALCOMM                                       18,534(b)      1,558,014
RF Micro Devices                                3,790(b)         81,959
SDL                                             1,860(b)        375,255
Tellabs                                         4,805(b)        311,424
VoiceStream Wireless                            5,012(b)        621,175
Total                                                         5,333,141

Computer software & services (20.3%)
Adobe Systems                                   4,836           211,273
Ariba                                           4,752(b)        177,309
At Home Corp Series A                           5,141(b)         33,417
BMC Software                                    3,839(b)        111,571
BroadVision                                     5,997(b)         80,585
Citrix Systems                                  4,520(b)        162,155
Compuware                                       4,625(b)         57,523
Electronic Arts                                 2,737(b)        125,389
i2 Technologies                                 8,938(b)        452,486
Intuit                                          5,338(b)        210,851
Microsoft                                      37,682(b)      2,300,956
Novell                                          8,080(b)         69,690
Oracle                                         47,923(b)      1,395,756
Parametric Technology                           7,596(b)        112,991
PeopleSoft                                      8,281(b)        339,521
RealNetworks                                    3,048(b)         31,052
Siebel Systems                                 10,332(b)        685,141
VeriSign                                        3,823(b)        280,991
VERITAS Software                                8,212(b)        779,114
Total                                                         7,617,771

Computers & office equipment (22.0%)
3Com                                            3,649(b)         39,227
Apple Computer                                  9,306(b)        201,242
BEA Systems                                     7,235(b)        477,058
Check Point
   Software Technologies                        3,137(b,c)      478,393
Cisco Systems                                  52,710(b)      1,973,330
CMGI                                            7,152(b)         43,806
CNET Networks                                   3,197(b)         57,346
Comverse Technology                             3,509(b)        397,614
Concord EFS                                     5,003(b)        219,272
Dell Computer                                  19,766(b)        516,387
Exodus Communications                          11,837(b)        315,160
Fiserv                                          3,178(b)        164,660
Gemstar-TV Guide Intl                           8,825(b)        457,245
Inktomi                                         2,368(b)         39,516
Juniper Networks                                4,285(b)        457,156
Mercury Interactive                             1,769(b)        153,682
Network Appliance                               6,789(b)        364,060
Palm                                           10,996(b)        298,267
Rational Software                               4,054(b)        210,555
Sanmina                                         6,676(b)        324,621
Sun Microsystems                               29,094(b)        889,184
Yahoo!                                          5,511(b)        205,629
Total                                                         8,283,410

Electronics (17.6%)
Altera                                         11,448(b)        346,302
Applied Materials                               8,613(b)        433,342
Applied Micro Circuits                          7,044(b)        517,734
Atmel                                           7,178(b)        122,026
Broadcom Cl A                                   2,863(b)        314,751
Conexant Systems                                5,502(b)         99,380
Flextronics Intl                                9,377(b,c)      357,498
Intel                                          48,389         1,790,393
KLA-Tencor                                      4,629(b)        212,934
Linear Technology                               8,693           544,399
Maxim Integrated Products                       8,177(b)        499,308
Microchip Technology                            2,036(b)         61,207
Molex                                           1,991            86,484
PMC-Sierra                                      3,623(b)        273,763
QLogic                                          1,917(b)        168,696
Vitesse Semiconductor                           3,996(b)        283,966
Xilinx                                          8,980(b)        484,920
Total                                                         6,597,103

Financial services (0.9%)
Paychex                                         7,251           327,201

Health care (7.4%)
Amgen                                           9,887(b)        695,179
Biogen                                          3,731(b)        240,650
Biomet                                          4,929           166,046
Chiron                                          5,500(b)        230,656
Genzyme (General Division)                      2,240(b)        193,900
Human Genome Sciences                           2,500(b)        152,500
IDEC Pharmaceuticals                            3,222(b)        189,494
Immunex                                        15,213(b)        465,898
MedImmune                                       4,630(b)        184,043
Millennium Pharmaceuticals                      4,786(b)        239,898
Total                                                         2,758,264

Health care services (0.2%)
Abgenix                                         1,595(b)         66,990

Industrial equipment & services (0.5%)
Cintas                                          4,154           193,940

Media (2.1%)
Adelphia Communications Cl A                    2,930(b)        126,723
Comcast Special Cl A                            8,778(b)        375,808
TMP Worldwide                                   2,141(b)        134,749
USA Networks                                    7,151(b)        142,573
Total                                                           779,853

Miscellaneous (6.2%)
Nasdaq-100 Shares                              35,872(b)      2,306,570

Paper & packaging (0.2%)
Smurfit-Stone Container                         4,904(b)         71,108

Restaurants & lodging (0.7%)
Starbucks                                       5,340(b)        266,665

Retail (2.2%)
Amazon.com                                      4,856(b)         84,070
Bed Bath & Beyond                               7,816(b)        207,612
Costco Wholesale                                4,843(b)        223,988
eBay                                            4,103(b)        202,586
Staples                                         6,257(b)        103,632
Total                                                           821,888

Utilities -- telephone (5.3%)
Level 3 Communications                          5,236(b)        213,040
McLeodUSA Cl A                                  9,972(b)        186,352
Metromedia Fiber Network Cl A                  10,849(b)        172,906
Nextel Communications Cl A                     19,203(b)        658,902
PanAmSat                                        4,142(b)        152,219
WorldCom                                       21,265(b)        458,526
XO Communications Cl A                          6,048(b)        148,932
Total                                                         1,990,877

Total common stocks
(Cost: $48,414,479)                                         $37,503,441

Total investments in securities
(Cost: $48,414,479)(d)                                      $37,503,441

See accompanying notes to investments in securities.

AXP Nasdaq 100 Index Fund
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 2.92% of net assets.

(d) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $48,478,195 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $  2,565,690
     Unrealized depreciation                                (13,540,444)
                                                            -----------
     Net unrealized depreciation                           $(10,974,754)

                       AXP(R)MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                       FOR


                    AXP(R)SMALL COMPANY INDEX FUND (the Fund)

                                 March 30, 2001


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

AXP Market Advantage Series, Inc.
  AXP Small Company Index Fund

                                TABLE OF CONTENTS


Mutual Fund Checklist.....................................................p.3

Fundamental Investment Policies...........................................p.4

Investment Strategies and Types of Investments............................p.6

Information Regarding Risks and Investment Strategies.....................p.7

Security Transactions....................................................p.29

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation...................................p.31

Performance Information..................................................p.31

Valuing Fund Shares......................................................p.33

Investing in the Fund....................................................p.34

Selling Shares...........................................................p.37

Pay-out Plans............................................................p.38


Taxes....................................................................p.39

Agreements...............................................................p.41

Organizational Information...............................................p.44

Board Members and Officers...............................................p.46

Compensation for Board Members...........................................p.49


Independent Auditors.....................................................p.49

Appendix:  Description of Ratings........................................p.50

MUTUAL FUND CHECKLIST

 |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

 |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

 |X| A higher rate of return typically involves a higher risk of loss.

 |X| Past performance is not a reliable indicator of future performance.

 |X| ALL mutual funds have costs that lower investment return.

 |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

 |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o     Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o     Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies & types of investments:            Allowable for the Fund?
 .............................................................. ........
Agency and Government Securities                                 yes
 .............................................................. ........
Borrowing                                                        yes
 .............................................................. ........
Cash/Money Market Instruments                                    yes
 .............................................................. ........
Collateralized Bond Obligations                                  yes
 .............................................................. ........
Commercial Paper                                                 yes
 .............................................................. ........
Common Stock                                                     yes
 .............................................................. ........
Convertible Securities                                           yes
 .............................................................. ........
Corporate Bonds                                                  yes
 .............................................................. ........
Debt Obligations                                                 yes
 .............................................................. ........
Depositary Receipts                                              yes
 .............................................................. ........
Derivative Instruments                                           yes
 .............................................................. ........
Foreign Currency Transactions                                    yes
 .............................................................. ........
Foreign Securities                                               yes
 .............................................................. ........
High-Yield (High-Risk) Securities (Junk Bonds)                   no
 .............................................................. ........
Illiquid and Restricted Securities                               yes
 .............................................................. ........
Indexed Securities                                               yes
 .............................................................. ........
Inverse Floaters                                                 no
 .............................................................. ........
Investment Companies                                             yes
 .............................................................. ........
Lending of Portfolio Securities                                  yes
 .............................................................. ........
Loan Participations                                              yes
 .............................................................. ........
Mortgage- and Asset-Backed Securities                            no
 .............................................................. ........
Mortgage Dollar Rolls                                            no
 .............................................................. ........
Municipal Obligations                                            yes
 .............................................................. ........
Preferred Stock                                                  yes
 .............................................................. ........
Real Estate Investment Trusts                                    yes
 .............................................................. ........
Repurchase Agreements                                            yes
 .............................................................. ........
Reverse Repurchase Agreements                                    yes
 .............................................................. ........
Short Sales                                                      no
 .............................................................. ........
Sovereign Debt                                                   yes
 .............................................................. ........
Structured Products                                              yes
 .............................................................. ........
Variable- or Floating-Rate Securities                            yes
 .............................................................. ........
Warrants                                                         yes
 .............................................................. ........
When-Issued Securities                                           yes
 .............................................................. ........
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities             yes
-------------------------------------------------------------- --------

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o     The Fund will not invest in a company to control or manage it.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices;

and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $84,924 for fiscal year ended Jan. 31, 2001, $134,054 for fiscal year 2000, and $386,571 for fiscal year 1999.
Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:
                                                         Value of Securities
Name of Issuer                                       owned at End of Fiscal Year
--------------                                       ---------------------------
Jeffries Group                                               $2,232,117
Morgan Keegan                                                 2,280,946
Raymond James Financial                                       5,340,601


The portfolio turnover rate was 44% in the most recent fiscal year, and 30% in the year before.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Standard & Poor's Small Capitalization Stock(R) Index total return

The Standard & Poor's Small  Capitalization  Stock Index ("S&P  SmallCap  600(R)
Index") consists of 600 domestic stocks chosen for market size, liquidity (bid/asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market value weighted index.

The S&P SmallCap 600 Index is valued at the end of every day using composite prices and available shares. A geometric rate of return is calculated from the daily valuations.

S&P uses the ex-dividend date rather than the payment date to determine the total daily dividends for each day because the marketplace price adjustment for the dividend occurs on the ex-date. Treatment of special dividends, such as stock dividends and extraordinary dividends, paid by companies in the S&P SmallCap 600 Index is decided on a case-by-case basis.

The S&P SmallCap 600 Index total-return calculation assumes the reinvestment of dividends on a daily basis. Monthly, quarterly, and annual total-return numbers for the S&P SmallCap 600 Index are calculated by daily compounding of the reinvested dividends. The year-to-date total-return index is also calculated assuming daily reinvestment of dividends; however, the base period is the last day of the prior year.

The total return calculations for the S&P SmallCap 600 Index industry groups are calculated with dividends reinvested on a MONTHLY, not a daily basis. The quarterly and annual industry total return numbers are calculated by compounding the monthly total returns.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P SmallCap 600 Index to track general stock market performance. The S&P SmallCap 600 Index is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

VALUING FUND SHARES

As of the end of the most recent fiscal year, the computation looked like this:

                                                                                     Net asset value
               Net assets                            Shares                           of one share
                                                  outstanding
            ----------------- ----------------- ----------------- ----------------- -----------------
Class A      $668,119,492        divided by      102,718,266           equals             $6.50
Class B       436,008,590                         69,777,271                               6.25
Class Y         7,675,586                          1,173,061                               6.54



In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o     Futures  and  options  traded  on  major   exchanges  are  valued  at  the
      last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.
      Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $6.50, by 0.9425 (1.00-0.0575) for a maximum 5.75% sales charge for a public offering price of $6.90. The sales charge is paid to the Distributor by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:


                                          Sales charge as a percentage of:
                                    -------------------------------------------
                                        Public                      Net
Amount of Investment                Offering Price            Amount Invested
--------------------                --------------            ---------------
Up to $49,999                            5.75%                    6.10%
$50,000 - $99,999                        4.75                     4.99
$100,000 - $249,999                      3.75                     3.90
$250,000 - $499,999                      2.50                     2.56
$500,000 - $999,999                      2.00*                    2.04*
$1,000,000 or more                       0.00                     0.00
*The sales charge will be waived until Dec. 31, 2001.


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                           Number of Participants

Total Plan Assets                          1-99        100 or more
-----------------                          ----        -----------
Less than $1 million                        4%              0%
$1 million or more                          0%              0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and will remain in effect for 13 months. The LOI start date can be backdated by 90 days. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o     Qualified employee benefit plans* if the plan:

      - uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

            -     at least $10 million in plan assets or

            -     500 or more participants; or

      -     does not use daily transfer recordkeeping and has

            - at least $3 million invested in American Express mutual funds or

            -     500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call 800-437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


TAXES
-------------------------------------------------------------------------------

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 40.88% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay that income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First   $0.25                    0.380%
Next     0.25                    0.370
Next     0.25                    0.360
Next     0.25                    0.350
Over     1.00                    0.340


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.362% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one Class A share of the Fund and the change in the Lipper Small-Cap Core Index (Index). The performance of one Class A share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one Class A share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the Fund's Class A share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's Class A share, the base fee will be decreased. The maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis.


The 12 month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $654,646 for fiscal year 2001.

The management fee is paid monthly. Under the agreement, the total amount paid was $3,171,826 for fiscal year 2001, $3,549,810 for fiscal year 2000, and $3,011,812 for fiscal year 1999.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $391,380 for fiscal year 2001, $531,374 for fiscal year 2000, and $847,116 for fiscal year 1999.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administrative and accounting services. The fee is calculated as follows:

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First   $0.25                     0.10%
Next     0.25                     0.08
Next     0.25                     0.06
Next     0.25                     0.04
Over     1.00                     0.02


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.06% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $719,985 for fiscal year 2001, $700,105 for fiscal year 2000, and $632,666 for fiscal year 1999.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19, Class B is $20, and Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,836,134 for fiscal year 2001. After paying commissions to personal financial advisors, and other expenses, the amount retained was $558,508. The amounts were $3,007,219 and $550,688 for fiscal year 2000, and $5,485,793 and $27,088 for fiscal year 1999.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT


With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class A and Class B shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $1,586,010 for Class A shares and $4,123,490 for Class B shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $94 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $245 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,500 financial advisors.


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                               Date of             Form of        State of     Fiscal
Fund                                        Organization        Organization     Organization Year End  Diversified
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Bond Fund, Inc.                      6/27/74, 6/31/86***     Corporation        NV/MN       8/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Discovery Fund, Inc.                 4/29/81, 6/13/86***     Corporation        NV/MN       7/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Equity Select Fund, Inc.**           3/18/57, 6/13/86***     Corporation        NV/MN      11/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Extra Income Fund, Inc.                    8/17/83           Corporation         MN         5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Federal Income Fund, Inc.                  3/12/85           Corporation         MN         5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Global Series, Inc.                       10/28/88           Corporation         MN        10/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Emerging Markets Fund                                                                               Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Balanced Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Bond Fund                                                                                     No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Growth Fund                                                                                  Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Innovations Fund                                                                                    Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Growth Series, Inc.                  5/21/70, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Growth Fund                                                                                         Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Research Opportunities Fund                                                                         Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP High Yield Tax-Exempt Fund, Inc.          12/21/78,          Corporation        NV/MN      11/30       Yes
                                              6/13/86***
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP International Fund, Inc.                   7/18/84           Corporation         MN        10/31


---------------------------------------- -------------------- ------------------ ------------ --------- -----------
    AXP European Equity Fund                                                                                No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
    AXP International Fund                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Investment Series, Inc.              1/18/40, 6/13/86***     Corporation        NV/MN       9/30
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Diversified Equity Income Fund                                                                      Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Mutual                                                                                              Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Managed Series, Inc.                       10/9/84           Corporation         MN         9/30
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Managed Allocation Fund                                                                             Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Market Advantage Series, Inc.              8/25/89           Corporation         MN         1/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Blue Chip Advantage Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP International Equity Index Fund                                                                      No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Mid Cap Index Fund                                                                                   No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Nasdaq 100 Index Fund                                                                                No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP S&P 500 Index Fund                                                                                   No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Small Company Index Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Total Stock Market Index Fund                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Money Market Series, Inc.            8/22/75, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Cash Management Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP New Dimensions Fund, Inc.            2/20/68, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Growth Dimensions Fund                                                                              Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP New Dimensions Fund                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Precious Metals Fund, Inc.                 10/5/84           Corporation         MN         3/31        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Progressive Fund, Inc.               4/23/68, 6/13/86***     Corporation        NV/MN       9/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Selective Fund, Inc.                 2/10/45, 6/13/86***     Corporation        NV/MN       5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Stock Fund, Inc.                     2/10/45, 6/13/86***     Corporation        NV/MN       9/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Strategy Series, Inc.                      1/24/84           Corporation         MN         3/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Equity Value Fund**                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Focus 20 Fund                                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Small Cap Advantage Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Small Cap Growth Fund                                                                               Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Strategy Aggressive Fund**                                                                          Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Tax-Exempt Series, Inc.              9/30/76, 6/13/86***     Corporation        NV/MN      11/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Intermediate Tax-Exempt Fund                                                                        Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Tax-Exempt Bond Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Tax-Free Money Fund, Inc.            2/29/80, 6/13/86***     Corporation        NV/MN      12/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Utilities Income Fund, Inc.                3/25/88           Corporation         MN         6/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP California Tax-Exempt Trust                4/7/86             Business           MA         6/30
                                                                  Trust****
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP California Tax-Exempt Fund                                                                           No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Special Tax-Exempt Series Trust            4/7/86             Business           MA         6/30
                                                                  Trust****
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Insured Tax-Exempt Fund                                                                             Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Massachusetts Tax-Exempt Fund                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Michigan Tax-Exempt Fund                                                                             No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Minnesota Tax-Exempt Fund                                                                            No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP New York Tax-Exempt Fund                                                                             No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Ohio Tax-Exempt Fund                                                                                 No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------

* At the shareholders meeting held on June 16, 1999, shareholders approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholders meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***   Date merged into a Minnesota corporation incorporated on 4/7/86.
**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 64 American Express mutual funds.

Peter J. Anderson**
Born in 1942
200 AXP Financial Center
Minneapolis, MN 55474

Senior vice president - investments and director of AEFC. Vice president - investments of the Fund.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN 55402

Retired chairman and chief executive officer, General Mills, Inc. (consumer foods and restaurants). Director, Merck & Co., Inc. (pharmaceuticals).

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN 55402

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.

Livio D. DeSimone
Born in 1936
Minnesota Mining and Manufacturing Corporation
3M Center, Building 220-14W-05
St. Paul, MN 55144-1000

Retired chairman of the board and chief executive officer, Minnesota Mining and Manufacturing (3M). Director, Cargill, Incorporated (commodity merchants and processors), Target Corporation, General Mills, Inc. (consumer foods and restaurants) and Vulcan Materials Company (construction materials/chemicals).

Ira D. Hall
Born in 1944
Texaco, Inc.
2000 Westchester Avenue
White Plains, NY 10650

Treasurer, Texaco Inc.

David R. Hubers**
Born in 1943
200 AXP Financial Center
Minneapolis, MN 55474

Former president, chief executive officer and director of AEFC.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN 55402

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD 20816

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics).

William R. Pearce+'
Born in 1927
P.O. Box 2187
Minneapolis, MN  55402

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY 82414

Visiting lecturer at the University of Wyoming and director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
200 AXP Financial Center
Minneapolis, MN 55474

Senior vice president of AEFC. President of the Fund.

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN 55402

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, Mr. Thomas, who is president, and Mr. Anderson, who is vice president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN 55402

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Frederick C. Quirsfeld
Born in 1947
200 AXP Financial Center
Minneapolis, MN 55474

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
200 AXP Financial Center
Minneapolis, MN 55474

Vice president - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to 26 meetings, received the following compensation:

                               Compensation Table
                                                                            Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                                       Aggregate                 American Express Funds and
                                          compensation from the Fund        Preferred Master Trust Group
H. Brewster Atwater, Jr.                            $1,621                           $137,750
Lynne V. Cheney                                      1,067                             88,583
Livio D. DeSimone                                      133                             11,933
Ira D. Hall                                            450                             39,333
Heinz F. Hutter                                      1,421                            123,500
Anne P. Jones                                        1,371                            118,350
William R. Pearce                                    1,300                            115,450
Alan K. Simpson                                      1,250                            110,250
C. Angus Wurtele                                     1,321                            115,750

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

            A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

            A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

            A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

            B Issues are regarded as having only speculative capacity for timely payment.

            C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

            D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

            SP-1  Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

            SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP-3  Speculative capacity to pay principal and interest.

                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
      (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2001, and the financial highlights for the four-year period ended January 31, 2001 and for the period from August 19, 1996 (commencement of operations) to January 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Small Company Index Fund as of January 31, 2001, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
March 2, 2001


Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

Jan. 31, 2001

Assets
Investments in securities, at value (Notes 1 and 4):
     (identified cost $1,110,194,639)                                                       $1,132,586,642
Cash in bank on demand deposit                                                                     227,422
Dividends and accrued interest receivable                                                          351,531
Receivable for investment securities sold                                                        4,312,230
U.S. government securities held as collateral (Note 4)                                             184,510
                                                                                                   -------
Total assets                                                                                 1,137,662,335
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                      3,865,810
Payable upon return of securities loaned (Note 4)                                               21,861,135
Accrued investment management services fee                                                          11,024
Accrued distribution fee                                                                            16,506
Accrued service fee                                                                                     21
Accrued transfer agency fee                                                                          5,875
Accrued administrative services fee                                                                  1,978
Other accrued expenses                                                                              96,318
                                                                                                    ------
Total liabilities                                                                               25,858,667
                                                                                                ----------
Net assets applicable to outstanding capital stock                                          $1,111,803,668
                                                                                            ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $    1,736,686
Additional paid-in capital                                                                   1,051,948,808
Accumulated net realized gain (loss)                                                            35,370,755
Unrealized appreciation (depreciation) on investments (Note 5)                                  22,747,419
                                                                                                ----------
Total -- representing net assets applicable to outstanding capital stock                    $1,111,803,668
                                                                                            ==============
Net assets applicable to outstanding shares:            Class A                             $  668,119,492
                                                        Class B                             $  436,008,590
                                                        Class Y                             $    7,675,586
Net asset value per share of outstanding capital stock: Class A shares      102,718,266     $         6.50
                                                        Class B shares       69,777,271     $         6.25
                                                        Class Y shares        1,173,061     $         6.54
                                                                              ---------     --------------

See accompanying notes to financial statements.



Statement of operations
AXP Small Company Index Fund

Year ended Jan. 31, 2001

Investment income
Income:
Dividends                                                                                     $  7,364,380
Interest                                                                                           899,320
     Less foreign taxes withheld                                                                    (2,540)
                                                                                                    ------
Total income                                                                                     8,261,160
                                                                                                 ---------
Expenses (Note 2):
Investment management services fee                                                               3,171,826
Distribution fee
     Class A                                                                                     1,586,010
     Class B                                                                                     4,123,490
Transfer agency fee                                                                              1,942,222
Incremental transfer agency fee
     Class A                                                                                       132,774
     Class B                                                                                       138,425
Service fee -- Class Y                                                                               5,229
Administrative services fees and expenses                                                          719,985
Compensation of board members                                                                        9,936
Custodian fees                                                                                     150,226
Printing and postage                                                                               190,002
Registration fees                                                                                   52,171
Licensing fees                                                                                      14,093
Audit fees                                                                                          20,750
Other                                                                                               33,736
                                                                                                    ------
Total expenses                                                                                  12,290,875
     Earnings credits on cash balances (Note 2)                                                    (79,534)
                                                                                                   -------
Total net expenses                                                                              12,211,341
                                                                                                ----------
Investment income (loss)-- net                                                                  (3,950,181)
                                                                                                ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                                            176,066,095
     Futures contracts                                                                          (4,784,002)
                                                                                                ----------
Net realized gain (loss) on investments                                                        171,282,093
Net change in unrealized appreciation (depreciation) on investments                             12,642,797
                                                                                                ----------
Net gain (loss) on investments                                                                 183,924,890
                                                                                               -----------
Net increase (decrease) in net assets resulting from operations                               $179,974,709
                                                                                              ============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Small Company Index Fund

Year ended Jan. 31,                                                          2001                  2000

Operations and distributions
Investment income (loss)-- net                                        $   (3,950,181)       $   (3,897,191)
Net realized gain (loss) on investments                                  171,282,093            56,224,022
Net change in unrealized appreciation (depreciation) on investments       12,642,797            32,500,509
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations          179,974,709            84,827,340
                                                                         -----------            ----------
Distributions to shareholders from:
     Net realized gain
         Class A                                                         (77,320,410)          (35,465,025)
         Class B                                                         (52,306,806)          (23,349,925)
         Class Y                                                            (796,261)             (159,701)
                                                                            --------              --------
Total distributions                                                     (130,423,477)          (58,974,651)
                                                                        ------------           -----------

Capital share transactions (Note 6)
Proceeds from sales
     Class A shares (Note 2)                                             143,935,091           205,529,545
     Class B shares                                                       69,187,399           113,234,833
     Class Y shares                                                        6,224,780             1,905,600
Reinvestment of distributions at net asset value
     Class A shares                                                       75,845,013            32,781,016
     Class B shares                                                       51,736,351            23,141,842
     Class Y shares                                                          796,261               159,700
Payments for redemptions
     Class A shares                                                     (192,363,610)         (245,018,171)
     Class B shares (Note 2)                                             (92,829,556)         (123,362,413)
     Class Y shares                                                       (2,246,641)           (1,202,601)
                                                                          ----------            ----------
Increase (decrease) in net assets from capital share transactions         60,285,088             7,169,351
                                                                          ----------             ---------
Total increase (decrease) in net assets                                  109,836,320            33,022,040
Net assets at beginning of year                                        1,001,967,348           968,945,308
                                                                       -------------           -----------
Net assets at end of year                                             $1,111,803,668        $1,001,967,348
                                                                      ==============        ==============

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Small Company Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax
differences,   undistributed   net  investment  income  has  been  increased  by
$3,950,181 and accumulated net realized gain has been decreased by $3,950,181.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Small Company Index Fund to the Lipper Small-Cap Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $654,646 for the year ended Jan. 31, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,395,825 for Class A and $440,309 for Class B for the year ended Jan. 31, 2001.

During the year ended Jan. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $79,534 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $456,255,584 and $538,708,874, respectively, for the year ended Jan. 31, 2001. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2001, securities valued at $21,061,928 were on loan to brokers. For collateral, the Fund received $21,676,625 in cash and U.S. government securities valued at $184,510. Income from securities lending amounted to $353,292 for the year ended Jan. 31, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of Jan. 31, 2001, included securities valued at $9,103,391 that were pledged as collateral to cover initial margin deposits on 46 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2001 was $11,749,550 with a net unrealized gain of $355,416.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                 Year ended Jan. 31, 2001
                                           Class A        Class B      Class Y
Sold                                      21,235,602    10,532,836     931,700
Issued for reinvested distributions       13,236,475     9,389,473     138,000
Redeemed                                 (28,245,786)  (14,052,601)   (337,132)
                                         -----------   -----------    --------
Net increase (decrease)                    6,226,291     5,869,708     732,568
                                           ---------     ---------     -------

                                                 Year ended Jan. 31, 2000
                                           Class A        Class B      Class Y
Sold                                      33,651,255    18,957,974     306,356
Issued for reinvested distributions        5,251,329     3,805,558      25,510
Redeemed                                 (39,981,350)  (20,639,324)   (192,506)
                                         -----------   -----------    --------
Net increase (decrease)                   (1,078,766)    2,124,208     139,360
                                          ----------     ---------     -------

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Jan. 31, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                                                    Class A
                                                 2001       2000       1999       1998    1997(b)

Net asset value, beginning of period            $6.30      $6.11      $6.47      $5.51      $5.00

Income from investment operations:

Net investment income (loss)                       --       (.01)        --         --        .02

Net gains (losses) (both realized and
   unrealized)                                   1.07        .58       (.12)      1.05        .52

Total from investment operations                 1.07        .57       (.12)      1.05        .54

Less distributions:

Dividends from net investment income               --         --         --         --       (.03)

Distributions from realized gains                (.87)      (.38)      (.24)      (.09)        --

Total distributions                              (.87)      (.38)      (.24)      (.09)      (.03)

Net asset value, end of period                  $6.50      $6.30      $6.11      $6.47      $5.51

Ratios/supplemental data

Net assets, end of period (in millions)          $668       $608       $596       $391        $95

Ratio of expenses to average daily net
   assets(c)                                     .87%       .97%       .94%      1.00%(e)   1.00%(d,e)

Ratio of net investment income (loss)
   to average daily net assets                  (.08%)     (.11%)     (.02%)     (.05%)     1.55%(d)

Portfolio turnover rate
   (excluding short-term securities)              44%        30%        29%        25%        48%

Total return(f)                                18.79%      9.41%     (1.69%)    19.00%     10.84%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was Aug. 19, 1996.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05% and 1.48% for the year ended
    1998 and the period ended 1997, respectively.
(f) Total return does not reflect payment of a sales charge.



Fiscal period ended Jan. 31,

Per share income and capital changes(a)
                                                                    Class B
                                                 2001       2000       1999       1998    1997(b)

Net asset value, beginning of period            $6.13      $6.00      $6.40      $5.50      $5.00

Income from investment operations:

Net investment income (loss)                     (.05)      (.05)      (.04)      (.05)       .02

Net gains (losses) (both realized and
   unrealized)                                   1.04        .56       (.12)      1.04        .50

Total from investment operations                  .99        .51       (.16)       .99        .52


Less distributions:

Dividends from net investment income               --         --         --         --       (.02)

Distributions from realized gains                (.87)      (.38)      (.24)      (.09)        --

Total distributions                              (.87)      (.38)      (.24)      (.09)      (.02)

Net asset value, end of period                  $6.25      $6.13      $6.00      $6.40      $5.50

Ratios/supplemental data

Net assets, end of period (in millions)          $436       $392       $371       $225        $42

Ratio of expenses to average daily net
   assets(c)                                    1.63%      1.73%      1.70%      1.76%(e)   1.76%(d,e)

Ratio of net investment income (loss)
   to average daily net assets                  (.84%)     (.87%)     (.79%)     (.81%)      .63%(d)

Portfolio turnover rate
   (excluding short-term securities)              44%        30%        29%        25%        48%

Total return(f)                                18.01%      8.55%     (2.42%)    18.12%     10.46%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was Aug. 19, 1996.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81% and 2.60% for the year ended
    1998 and the period ended 1997, respectively.
(f) Total return does not reflect payment of a sales charge.



Fiscal period ended Jan. 31,
Per share income and capital changes(a)
                                                                    Class Y
                                                 2001       2000       1999       1998    1997(b)

Net asset value, beginning of period            $6.32      $6.12      $6.47      $5.51      $5.00

Income from investment operations:

Net investment income (loss)                      .01         --         --         --        .02

Net gains (losses) (both realized and
   unrealized)                                   1.08        .58       (.11)      1.05        .52

Total from investment operations                 1.09        .58       (.11)      1.05        .54

Less distributions:

Dividends from net investment income               --         --         --         --       (.03)

Distributions from realized gains                (.87)      (.38)      (.24)      (.09)        --

Total distributions                              (.87)      (.38)      (.24)      (.09)      (.03)

Net asset value, end of period                  $6.54      $6.32      $6.12      $6.47      $5.51

Ratios/supplemental data

Net assets, end of period (in millions)            $8         $3         $2         $1        $--

Ratio of expenses to average daily net
   assets(c)                                     .71%       .81%       .87%       .92%(e)    .82%(d,e)

Ratio of net investment income (loss)
   to average daily net assets                   .09%       .03%       .06%       .01%      1.93%(d)

Portfolio turnover rate
   (excluding short-term securities)              44%        30%        29%        25%        48%

Total return(f)                                19.04%      9.54%     (1.61%)    19.13%     10.86%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was Aug. 19, 1996.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.92% and 1.22% for the year ended
    1998 and the period ended 1997, respectively.
(f) Total return does not reflect payment of a sales charge.


Investments in Securities

AXP Small Company Index Fund
Jan. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (98.9%)
Issuer                                      Shares                Value(a)

Aerospace & defense (1.0%)
AAR                                          80,817              $1,227,610
Aeroflex                                    173,668(b)            4,515,368
Alliant Techsystems                          41,656(b)            2,886,761
BE Aerospace                                 76,561(b)            1,454,659
Kaman Cl A                                   66,881               1,078,456
Total                                                            11,162,854

Airlines (0.8%)
Atlantic Coast Airlines Holdings             63,727(b)            2,748,227
Mesa Air Group                               97,673(b)            1,031,671
Midwest Express Holdings                     41,733(b)              858,030
SkyWest                                     167,152               4,147,459
Total                                                             8,785,387

Automotive & related (2.2%)
Central Parking                             109,993               2,485,842
Disc Auto Parts                              50,235(b)              359,180
GenCorp                                     127,556               1,345,716
Gentex                                      223,083(b)            5,521,303
Group 1 Automotive                           60,013(b)              639,138
Intermet                                     76,406                 262,646
Midas                                        45,610                 671,379
Myers Inds                                   64,961                 925,045
O'Reilly Automotive                         153,933(b)            3,463,493
Oshkosh Truck                                50,001               2,296,921
Smith (AO)                                   70,822               1,196,892
SPS Technologies                             38,319(b)            1,915,950
Standard Motor Products                      37,476(d)              333,911
TBC                                          63,885(b)              375,324
Titan Intl                                   62,353                 286,824
Tower Automotive                            135,269(b)            1,170,077
Winnebago Inds                               64,018               1,172,170
Total                                                            24,421,811

Banks and savings & loans (7.0%)
Anchor Bancorp Wisconsin                     69,251               1,099,360
Centura Banks                               118,845               6,276,203
Chittenden                                   79,262               2,303,354
Commerce Bancorp                             94,563               5,721,061
Commercial Federal                          163,029               3,576,856
Community First Bankshares                  126,593               2,460,651
Cullen/Frost Bankers                        155,724               6,026,518
Downey Financial                             84,801               3,866,926
East West Bancorp                            68,570               1,589,967
First Midwest Bancorp                       123,036               3,452,712
FirstBank                                    79,448               1,994,145
FirstFed Financial                           51,820(b)            1,614,193
GBC Bancorp                                  34,729               1,078,770
Hudson United Bancorp                       160,070               3,503,932
MAF Bancorp                                  69,434               1,939,812
New York Community Bancorp                   89,913               3,422,314
Provident Bankshares                         79,673               1,902,185
Riggs Natl                                   85,311               1,386,304
South Financial Group                       130,042               1,844,971
Southwest Bancorp of Texas                   86,226(b)            3,691,551
Staten Island Bancorp                       106,049               2,519,724
Sterling Bancshares                          78,770               1,501,553
Susquehanna Bancshares                      117,889               1,989,377
TrustCo Bank NY                             184,694               2,354,849
Tucker Anthony Sutro                         71,941               1,625,867
United Bankshares                           125,608               2,724,124
Washington Federal                          156,563               4,364,194
Whitney Holding                              68,329               2,459,844
Total                                                            78,291,317

Beverages & tobacco (0.6%)
Coca-Cola Bottling                           26,294               1,073,124
Constellation Brands                         55,196(b)            3,720,762
DIMON                                       134,066                 804,396
Schweitzer-Mauduit Intl                      45,016                 900,320
Total                                                             6,498,602

Building materials & construction (4.2%)
Apogee Enterprises                           83,713                 575,527
Building Materials Holding                   38,571(b)              327,854
Butler Mfg                                   19,269                 512,555
Dycom Inds                                       --(b)                   11
Elcor                                        58,294                 947,860
Fleetwood Enterprises                        98,498               1,379,957
Florida Rock Inds                            55,844               2,221,474
Foster Wheeler                              122,527               1,016,974
Horton (DR)                                 202,661               4,768,612
Hughes Supply                                70,925               1,234,804
Insituform Technologies Cl A                 74,681(b)            2,585,830
Lennox Intl                                 166,909               1,734,185
M.D.C. Holdings                              63,420               2,187,990
Massey Energy                               227,540               3,956,920
Monaco Coach                                 56,995(b)            1,175,807
NVR                                          26,545(b)            3,052,675
Ryland Group                                 39,850               1,836,687
Simpson Mfg                                  36,181(b)            1,902,035
Skyline                                      25,508                 569,083
Standard Pacific                             90,112               2,536,653
Texas Inds                                   63,425               1,769,558
Toll Brothers                               109,426(b)            3,808,025
Tredegar                                    114,376               1,932,954
Universal Forest Products                    60,142                 849,506
URS                                          49,836(b)              968,812
Washington Group Intl                       157,631(b)            1,670,889
Watts Inds Cl A                              79,597               1,162,116
Total                                                            46,685,353

Chemicals (2.1%)
Arch Chemicals                               66,587               1,359,041
Cambrex                                      75,721               3,388,514
Chemed                                       30,137               1,115,069
ChemFirst                                    44,600               1,010,636
Georgia Gulf                                 94,625               1,607,679
Ionics                                       49,011(b)            1,416,418
MacDermid                                    93,664               1,798,349
Mississippi Chemical                         78,598                 369,411
OM Group                                     71,589               3,479,224
Omnova Solutions                            119,041                 773,767
Penford                                      22,308                 296,975
Quaker Chemical                              26,593                 440,912
Tetra Tech                                  119,418(b,e)          2,754,078
TETRA Technologies                           40,984(b)              754,106
WD-40                                        46,434                 983,820
Wellman                                      95,530               1,738,646
Total                                                            23,286,645

Communications equipment & services (2.3%)
Adaptive Broadband                          113,421(b)              446,595
Allen Telecom                                84,076(b)            1,659,660
Aspect Communications                       154,158(b)            1,849,896
AVT                                          92,353(b)              594,522
Boston Communications Group                  50,705(b)              893,676
C-COR.net                                   100,647(b,e)          1,188,893
Davox                                        38,468(b)              439,978
Digi Intl                                    45,509(b)              304,341
DMC Stratex Networks                        221,375(b)            3,749,539
General Communication Cl A                  157,191(b)            1,159,284
General Semiconductor                       113,777(b)            1,278,853
Harmonic                                    173,725(b)            2,041,269
International FiberCom                      100,075(b)              794,345
InterVoice-Brite                             99,077(b)            1,151,770
Network Equipment Technologies               65,343(b)              408,394
Orbital Sciences                            112,958(b)              881,072
P-COM                                       241,698(b)            1,049,876
Pac-West Telecomm                           108,110(b)              675,688
Proxim                                       78,814(b)            2,591,010
SymmetriCom                                  70,720(b)            1,295,060
ViaSat                                       65,724(b)            1,150,170
Total                                                            25,603,891

Computers & office equipment (10.3%)
American Management Systems                 124,869(b)            2,817,357
Analysts Intl                                68,016                 484,614
Artesyn Technologies                        114,555(b)            2,863,875
Aspen Technology                             89,349(b)            3,501,364
Auspex Systems                              135,139(b)              941,750
Avant!                                      115,627(b)            2,298,087
Avid Technology                              76,323(b)            1,607,553
Aware                                        67,952(b)            1,087,232
BARRA                                        63,038(b)            3,096,742
Billing Concepts                            127,276(b)              350,009
Black Box                                    56,858(b)            4,093,776
BMC Inds                                     82,416                 421,970
Brooktrout                                   37,144(b)              373,762
CACI Intl Cl A                               33,875(b)              846,875
Carreker                                     63,690(b)            1,636,037
Ciber                                       179,207(b)            1,109,291
Cognex                                      130,502(b)            3,431,795
Computer Task Group                          62,795                 420,727
Concord Communications                       49,551(b)              721,586
Dendrite Intl                               120,103(b)            2,251,931
ePresence                                    71,158(b)              426,948
Exabyte                                      69,591(b)              191,375
FactSet Research Systems                     98,675               3,694,392
Fair Isaac & Co                              43,457               2,563,963
FileNet                                     103,889(b)            2,817,989
Great Plains Software                        60,410(b)            4,024,816
HNC Software                                 96,862(b)            2,905,860
Hutchinson Technology                        74,695(b)            1,213,794
Hyperion Solutions                           99,468(b)            2,138,562
Insight Enterprises                         124,867(b)            3,691,381
Inter-Tel                                    79,547                 904,847
Intermagnetics General                       45,827               1,140,634
Kronos                                       37,146(b)            1,474,232
MAXIMUS                                      63,483(b)            2,009,237
Mercury Computer Systems                     64,588(b)            3,451,421
MICROS Systems                               52,187(b)              945,889
Midway Games                                113,454(b)              800,985
Natl Data                                    98,795               3,843,126
NYFIX                                        75,270(b)            2,338,074
PC-Tel                                       55,865(b)              656,414
Pegasus Solutions                            74,131(b)              838,607
Phoenix Technologies                         79,022(b)            1,471,785
Pinnacle Systems                            152,891(b)            1,428,575
Profit Recovery Group Intl                  144,337(b)              992,317
Progress Software                           106,801(b)            1,608,690
Project Software & Development               65,637(b)            1,119,931
QRS                                          44,026(b)              536,567
RadiSys                                      52,097(b)            1,432,668
Rainbow Technologies                         76,835(b)            1,018,064
Read-Rite                                   353,990(b)            3,739,019
Remedy                                       92,529(b)            2,428,886
Robotic Vision Systems                      105,826(b,d)            370,391
RSA Security                                118,271(b)            7,332,803
Saga Systems                                 88,378(b)            1,014,579
SCM Microsystems                             45,535(b)            1,334,745
SPSS                                         30,165(b)              667,401
Standard Register                            82,400               1,479,080
Systems & Computer Technology                98,104(b)            1,263,089
THQ                                          60,733(b)            1,632,199
Verity                                       99,407(b)            2,957,358
Visual Networks                              93,452(b)              554,871
Xircom                                       90,046(b)            2,206,127
Zixit                                        49,895(b,d)            673,583
Total                                                           113,691,607

Electronics (11.6%)
Actel                                        72,578(b)            1,959,606
Advanced Energy Inds                         94,761(b)            2,907,978
Alliance Semiconductor                      124,210(b)            1,979,597
Alpha Inds                                  129,213(b)            3,876,390
Analogic                                     38,694               1,678,352
Anixter Intl                                112,904(b)            3,164,699
APW                                         117,953(b)            4,792,429
AstroPower                                   35,175(b,d)          1,297,078
Audiovox Cl A                                67,851(b)              899,026
Axcelis Technologies                        291,900(b)            3,265,631
AXT                                          66,092(b)            2,445,404
Bel Fuse Cl A                                31,950(b)            1,204,116
Belden                                       73,483               2,028,866
Bell Microproducts                           46,940(b)            1,003,343
Benchmark Electronics                        58,811(b)            1,706,107
Brush Engineered Materials                   49,769               1,104,872
C&D Technologies                             78,790               4,372,845
C-Cube Microsystems                         148,737(b)            1,701,179
Cable Design Technologies                   130,794(b)            2,700,896
Cohu                                         60,938               1,150,205
CTS                                          83,455(e)            3,752,137
Cymer                                        88,455(b)            3,040,641
Dionex                                       66,490(b)            2,260,660
DuPont Photomasks                            51,905(b)            3,977,221
Electro Scientific Inds                      80,170(b)            2,846,035
Electroglas                                  62,585(b)            1,173,469
ESS Technology                              132,287(b)              983,885
Esterline                                    52,324(b)            1,295,019
Gerber Scientific                            66,224                 637,075
Harman Intl Inds                             96,760               3,411,758
Helix Technology                             67,751               2,100,281
Innovex                                      44,638(b)              427,548
Itron                                        46,125(b,d)            291,164
Kent Electronics                             86,015(b)            1,961,142
Kopin                                       190,815(b)            2,933,781
Kulicke & Soffa Inds                        146,376(b)            2,442,650
MagneTek                                     67,645(b)              896,296
Methode Electronics Cl A                    107,417               2,437,023
Park Electrochemical                         47,397               1,729,991
Paxar                                       126,795(b)            1,356,707
Pericom Semiconductor                        74,720(b)            1,639,170
Photon Dynamics                              35,580(b)              980,674
Photronics                                   88,885(b)            3,122,086
Pioneer-Standard Electronics                 82,904               1,160,656
Rogers                                      45,330(b)             1,767,870
Scott Technologies                           50,921(b)            1,174,366
Silicon Valley Group                        102,233(b)            3,680,388
SLI                                         104,446                 843,924
SONICblue                                   278,290(b)            2,139,354
SpeedFam-IPEC                                89,969(b)              837,836
Standard Microsystems                        47,941(b)              883,912
Technitrol                                   99,888               5,194,175
Three-Five Systems                           64,827(b)            1,693,281
Trimble Navigation                           70,559(b)            1,578,758
Ultratech Stepper                            63,865(b)            2,007,756
Varian Medical Systems                       95,058(b)            6,235,804
Varian Semiconductor Equipment Associates    96,300(b)            2,985,300
Vicor                                       127,264(b)            4,549,687
X-Rite                                       64,190                 529,568
Total                                                           128,197,667

Energy (3.7%)
Atmos Energy                                114,128               2,792,712
Barrett Resources                            99,378(b,e)          4,521,698
Brown (Tom)                                 113,970(b)            3,582,932
Cabot Oil & Gas Cl A                         87,239               2,444,437
Cross Timbers Oil                           211,935               4,387,054
HS Resources                                 54,126(b)            2,042,715
Newfield Exploration                        127,883(b)            4,282,802
Nuevo Energy                                 53,006(b)              960,469
NUI                                          39,107               1,051,978
Patina Oil & Gas                             60,965               1,219,300
Pogo Producing                              121,914               3,184,394
St. Mary Land & Exploration                  67,992               1,806,038
Stone Energy                                 55,724(b)            3,026,370
Swift Energy                                 73,960(b)            2,544,964
Vintage Petroleum                           188,866               3,495,910
Total                                                            41,343,773

Energy equipment & services (2.5%)
Atwood Oceanics                              41,617(b)            1,752,492
Cal Dive Intl                                96,948(b)            2,344,930
Dril-Quip                                    52,050(b)            1,386,612
Friede Goldman Halter                       146,532(b)              871,865
Input/Output                                153,043(b)            1,836,516
Louis Dreyfus Natural Gas                   129,994(b)            4,432,795
Oceaneering Intl                             69,182(b)            1,300,622
Plains Resources                             52,638(b)            1,111,715
Pride Intl                                  201,743(b)            4,962,877
Remington Oil & Gas                          64,614(b)              807,675
SEACOR SMIT                                  51,158(b)            2,472,978
Seitel                                       73,297(b)            1,286,362
Veritas DGC                                  91,178(b)            2,736,252
Total                                                            27,303,691

Financial services (2.2%)
Bowne & Co                                  100,028               1,030,288
Delphi Financial Group Cl A                  60,775(b)            2,264,477
Eaton Vance                                 211,990               6,444,496
Heidrick & Struggles Intl                    58,153(b)            2,206,179
Insurance Auto Auctions                      35,247(b)              389,920
Jefferies Group                              73,789               2,232,117
Morgan Keegan                                85,879               2,280,946
Mutual Risk Management                      123,914(c)            1,624,513
Raymond James Financial                     138,789               5,340,601
Southwest Securities Group                   47,741(d)            1,172,042
Total                                                            24,985,579

Food (2.6%)
American Italian Pasta Cl A                  57,328(b)            1,906,156
Corn Products Intl                          105,773               2,697,212
Delta & Pine Land                           115,304               2,651,992
Earthgrains                                 127,527               2,425,564
Fleming Companies                           119,128               1,903,665
Hain Celestial Group                         99,186(b)            3,186,350
Intl Multifoods                              56,335               1,223,596
J & J Snack Foods                            25,754(b)              394,358
Michael Foods                                54,945(b)            1,617,443
Nash Finch                                   34,564                 436,371
Performance Food Group                       51,990(b)            2,599,500
Ralcorp Holdings                             89,777(b)            1,497,480
Smithfield Foods                            163,848(b)            4,915,440
United Natural Foods                         55,005(b)            1,027,906
Total                                                            28,483,033

Furniture & appliances (1.2%)
Aaron Rents                                  59,734               1,004,129
Bassett Furniture Inds                       35,441                 447,443
Ethan Allen Interiors                       118,379               4,352,795
Fedders                                     100,717                 543,872
Interface                                   153,520               1,516,010
La-Z-Boy                                    181,103               3,037,097
Natl Presto Inds                             20,863                 700,997
Royal Appliance Mfg                          42,700(b)              181,475
Salton                                       36,665(b,d)            801,130
Thomas Inds                                  45,382               1,118,666
Total                                                            13,703,614

Health care (6.2%)
Advanced Tissue Sciences                    192,990(b)            1,037,321
Alliance Pharmaceutical                     145,122(b)              489,787
Alpharma Cl A                               120,835               4,470,895
ArthoCare                                    66,485(b)            1,608,106
Barr Laboratories                                --(b)                   37
Bio-Technology General                      164,911(b)            1,566,655
Cephalon                                    124,513(b,d)          7,284,010
Coherent                                     81,193(b)            4,135,768
Conmed                                       46,187(b)              900,647
Cooper Companies                             42,971               1,658,681
Cygnus                                       81,328(b)              495,593
Datascope                                    44,591               1,638,719
Diagnostic Products                          41,652               1,988,883
Enzo Biochem                                 76,980(b)            1,931,428
Hologic                                      46,370(b)              330,386
IDEXX Laboratories                           99,915(b)            2,216,864
Immune Response                              90,873(b)              360,652
Invacare                                     91,068               3,014,351
Medicis Pharmaceutical Cl A                  90,581(b)            5,480,151
Mentor                                       69,989               1,443,523
MGI Pharma                                   49,535(b)            1,018,563
Noven Pharmaceuticals                        66,482(b)            2,663,435
Organogenesis                               103,769(b)            1,173,627
Osteotech                                    42,024(b)              267,903
Priority Healthcare Cl B                    136,494(b)            4,726,105
Regeneron Pharmaceuticals                   110,512(b)            3,619,268
ResMed                                       93,235(b,d)          3,915,870
Respironics                                  88,839(b)            2,298,709
Spacelabs Medical                            28,743(b)              371,863
Syncor Intl                                  72,706(b)            2,113,018
Techne                                      124,644(b)            3,458,871
Theragenics                                  88,870(b)              627,422
Vital Signs                                  36,719               1,168,123
Total                                                            69,475,234

Health care services (4.9%)
Accredo Health                               51,065(b)            2,444,737
AdvancePCS                                   89,026(b)            3,483,142
Cerner                                      103,888(b)            5,019,089
Coventry Health Care                        178,682(b)            3,238,611
CryoLife                                     56,202(b)            1,492,163
Curative Health Services                     23,679(b)              156,133
IMPATH                                       47,175(b)            2,140,566
Mid Atlantic Medical Services               147,362(b)            2,409,369
Morrison Management Specialists              38,675               1,270,474
Orthodontic Centers of America              146,454(b)            3,333,293
Owens & Minor                                99,498               1,427,796
PAREXEL Intl                                 73,760(b)            1,120,230
Patterson Dental                            202,708(b)            6,131,917
Pediatrix Medical Group                      47,632(b)            1,095,536
Pharmaceutical Product Development           75,433(b)            3,111,611
Province Healthcare                          92,715(b)            2,532,278
Renal Care Group                            139,642(b)            3,639,420
Sierra Health Services                       82,130(b)              422,970
Universal Health Services Cl B               89,801(b)            7,354,702
US Oncology                                 276,062(b)            2,363,781
Total                                                            54,187,818

Household products (0.8%)
Action Performance Companies                 49,249(b,d)            273,948
Applica                                      69,313(b)              464,397
Enesco Group                                 40,547(e)              204,762
Libbey                                       45,911               1,451,247
Nature's Sunshine Products                   49,791                 348,537
Scotts Cl A                                  84,291(b)            3,624,513
Sola Intl                                    71,286(b)              437,696
Valence Technology                          122,964(b,d)          1,544,735
Total                                                             8,349,835

Industrial equipment & services (3.0%)
Applied Industrial Technologies              59,752               1,051,635
Arctic Cat                                   72,147               1,010,058
Astec Inds                                   57,944(b)              825,702
Barnes Group                                 56,128               1,037,245
Clarcor                                      73,125               1,711,125
Flow Intl                                    44,415(b)              557,963
G & K Services Cl A                          61,810               1,390,725
Gardner Denver                               46,201(b)              804,359
Graco                                        60,759               2,294,867
IDEX                                         90,522               2,746,437
JLG Inds                                    127,323               1,527,876
Keithley Instruments                         47,790               3,051,393
Kroll-O'Gara                                 67,118(b)              402,708
Lawson Products                              29,209                 781,341
Lindsay Mfg                                  35,218                 830,440
Lydall                                       47,633(b)              515,865
Manitowoc                                    74,151               2,220,822
Milacron                                    101,233               1,861,675
Regal Beloit                                 63,104               1,123,251
Robbins & Myers                              32,978                 860,726
Roper Inds                                   91,857               3,518,124
Toro                                         38,260               1,432,837
Watsco                                       79,874                 946,507
Wolverine Tube                               36,196(b)              429,285
Total                                                            32,932,966

Insurance (2.6%)
Blanch (EW) Holdings                         39,032                 507,416
Enhance Financial Services Group            114,919               1,515,782
Fidelity Natl Financial                     226,083               7,517,261
First American                              191,259               5,651,703
Fremont General                             210,539                 578,982
Hilb, Rogal & Hamilton                       39,804               1,397,916
Hooper Holmes                               198,679               2,185,469
LandAmerica Financial Group                  40,675               1,901,556
RLI                                          29,513               1,335,463
SCPIE Holdings                               28,151                 690,826
Selective Insurance Group                    75,594               1,667,793
Trenwick Group                              110,324(c)            2,686,389
Zenith Natl Insurance                        51,781(e)            1,568,964
Total                                                            29,205,520

Leisure time & entertainment (1.1%)
Anchor Gaming                                42,870(b)            2,282,827
Aztar                                       118,978(b)            1,445,583
Coachmen Inds                                46,897                 534,626
Huffy                                        30,754(b)              210,972
K2                                           54,006(b)              448,250
Pinnacle Entertainment                       79,468(b)              929,776
Polaris Inds                                 71,290               3,282,904
Thor Inds                                    36,051                 901,275
WMS Inds                                     94,950(b)            1,899,950
Total                                                            11,936,163

Media (0.9%)
4 Kids Entertainment                         36,375(b,d)            516,525
ADVO                                         61,145(b)            2,552,804
Consolidated Graphics                        39,224(b)              465,981
HA-LO Inds                                  200,151(b)              670,506
Harland (John H)                             85,726               1,328,753
Information Holdings                         64,940(b)            1,674,153
Information Resources                        87,167(b)              414,043
Penton Media                                 95,661               2,323,606
Thomas Nelson                                43,155                 286,981
Total                                                            10,233,352

Metals (1.9%)
Amcast Inds                                  25,306                 258,374
Castle (AM)                                  42,255                 386,633
Cleveland-Cliffs                             30,995                 505,219
Commercial Metals                            39,663                 912,249
Commonwealth Inds                            49,733                 264,207
IMCO Recycling                               46,106                 212,088
Material Sciences                            43,127(b)              353,641
Mueller Inds                                100,443(b)            2,691,872
Quanex                                       40,955                 772,002
Reliance Steel & Aluminum                    75,363               2,080,019
RTI Intl Metals                              62,732(b)              978,619
Shaw Group                                  121,622(b)            5,509,477
Steel Dynamics                              136,882(b)            1,497,147
Steel Technologies                           32,006                 188,035
Stillwater Mining                           116,137(b)            4,552,570
Total                                                            21,162,152

Miscellaneous (2.0%)
ABM Inds                                     68,611               2,082,343
American States Water                        30,358                 952,938
Champion Enterprises                        142,140(b)            1,002,087
Cross (AT) Cl A                              51,293(b)              274,418
eLoyalty                                    149,940(b)            1,555,628
JAKKS Pacific                                54,104(b)              645,867
Philadelphia Suburban                       159,591               3,383,328
PolyMedica                                   39,959(b)            1,436,027
PolyOne                                     283,095               2,321,378
Radiant Systems                              83,275(b)            1,821,641
SCP Pool                                     51,118(b)            1,715,648
Supertex                                     37,265(b)              691,732
Sybron Dental Specialties                   105,415(b)            2,018,697
Tenneco Automotive                          107,273                 423,728
UCBH Holdings                                28,175               1,371,770
Ultimate Electronics                         32,490(b)            1,015,313
Total                                                            22,712,543

Multi-industry conglomerates (3.3%)
Administaff                                  82,524(b)            2,495,526
Agribrands Intl                              29,651(b)            1,586,032
Baldor Electric                             101,333               2,211,086
Brady Cl A                                   68,383               2,537,009
CDI                                          57,414(b)              924,365
CUNO                                         49,186(b)            1,232,724
Cyrk Intl                                    48,342(b)              163,154
Edgewater Technology                         37,425(b)              202,329
F.Y.I.                                       48,269(b)            1,580,810
Franklin Covey                               62,045(b)              521,178
Griffon                                      89,299(b)              602,768
Hall, Kinion & Associates                    39,625(b)              832,125
Labor Ready                                 124,427(b)              740,341
Meade Instruments                            49,355(b)              351,654
MemberWorks                                  46,448(b)            1,172,812
New England Business Service                 39,784                 821,540
On Assignment                                69,333(b)            1,863,324
Polaroid                                    135,940                 944,783
Pre-Paid Legal Services                      67,946(b)            1,368,432
Spherion                                    187,262(b)            2,166,621
Standex Intl                                 36,906                 839,612
StarTek                                      42,252(b)              777,437
Teledyne Technologies                        94,870(b)            1,802,530
Triarc Companies                             67,055(b)            1,680,398
Valmont Inds                                 69,945               1,368,299
Volt Information Sciences                    45,787(b)            1,110,335
Zebra Technologies Cl A                      94,865(b)            5,282,796
Total                                                            37,180,020

Paper & packaging (0.7%)
AptarGroup                                  106,956               3,200,123
Buckeye Technologies                        104,707(b)            1,462,757
Caraustar Inds                               78,849                 956,044
Chesapeake                                   45,490               1,054,458
Deltic Timber                                36,021                 792,462
Pope & Talbot                                41,697                 641,717
Total                                                             8,107,561

Restaurants & lodging (2.5%)
Applebee's Intl                              75,869               2,475,226
CEC Entertainment                            81,499(b)            2,994,273
Cheesecake Factory (The)                     93,812(b)            4,069,095
Consolidated Products                        87,728(b)              657,083
IHOP                                         60,202(b)            1,414,747
Jack in the Box                             115,221(b)            3,226,188
Landry's Seafood Restaurants                 64,824(b)              690,376
Luby's Cafeterias                            67,463                 408,151
Marcus                                       87,601               1,270,215
P.F. Chang's China Bistro                    31,350(b)            1,203,056
Panera Bread Cl A                            39,264(b)              853,992
Prime Hospitality                           135,389(b)            1,793,904
RARE Hospitality Intl                        56,065(b)            1,608,365
Ruby Tuesday                                186,316               2,846,908
Ryan's Family Steak Houses                   95,986(b)              887,871
Sonic                                        79,270(b)            1,828,164
Total                                                            28,227,614

Retail (6.6%)
99 Cents Only Stores                        102,917(b)            3,705,012
AnnTaylor Stores                             86,507(b)            2,538,980
Baker (J)                                    42,357                 280,615
Bindley Western Inds                        106,283               4,304,462
Casey's General Stores                      148,737               1,784,844
Cash America Intl                            76,472                 435,890
Cato Cl A                                    74,736               1,326,564
Checkpoint Systems                           91,132(b)              815,631
Copart                                      164,118(b)            3,087,470
Cost Plus                                    62,936(b)            1,569,467
CPI                                          23,318                 455,867
Damark Intl Cl A                             17,630(b)              156,466
Dept 56                                      40,341(b)              490,143
Dress Barn                                   54,053(b)            1,601,320
Factory 2-U Stores                           37,938(b)            1,674,014
Footstar                                     58,681(b)            2,417,657
Fossil                                       92,166(b)            1,779,956
Goody's Family Clothing                      97,838(b)              507,535
Gottschalks                                  37,994(b)              173,253
Great Atlantic & Pacific Tea                115,360               1,152,446
Gymboree                                     73,425(b)            1,055,484
Hancock Fabrics                              52,226                 206,815
Jo-Ann Stores Cl A                           54,296(b)              304,058
Lillian Vernon                               26,063                 192,866
Linens `N Things                            120,302(b)            4,302,000
Mayor's Jewelers                             58,239(b)              203,837
Men's Wearhouse                             125,642(b)            3,980,339
Michaels Stores                              97,597(b)            3,916,080
Nashua                                       18,026(b)               91,752
NBTY                                        205,924(b)            1,229,109
Pacific Sunwear of California                95,679(b)            3,348,765
Pep Boys - Manny, Moe & Jack                160,320                 769,536
Phillips-Van Heusen                          82,110               1,060,040
Pier 1 Imports                              289,647               3,217,978
Regis                                       122,615               1,724,273
Russ Berrie                                  59,818               1,274,722
School Specialty                             52,561(b)            1,156,342
ShopKo Stores                                86,323(b)              948,690
Stein Mart                                  127,666(b)            1,531,992
Sturm, Ruger & Co                            80,975                 809,750
United Stationers                           102,945(b)            2,586,493
Wet Seal Cl A                                41,587(b)            1,312,590
Whole Foods Market                           78,843(b,d)          4,484,196
Zale                                        104,341(b)            3,891,919
Total                                                            73,857,218

Textiles & apparel (2.6%)
Angelica                                     25,838                 242,360
Ashworth                                     39,710(b)              305,271
Brown Shoe                                   54,283                 888,070
Burlington Coat Factory Warehouse           133,380               2,643,592
Chico's FAS                                  52,480(b)            1,728,560
Cone Mills                                   76,718(b)              291,528
Genesco                                      64,570(b)            1,619,416
Haggar                                       19,704                 238,911
Hartmarx                                     88,946(b)              302,416
K-Swiss Cl A                                 30,199                 822,923
Kellwood                                     72,116               1,614,677
Nautica Enterprises                          95,072(b)            1,592,456
Oshkosh B'Gosh Cl A                          36,605                 704,646
Oxford Inds                                  22,490                 417,639
Quiksilver                                   67,351(b)            1,677,713
Russell                                      95,925               1,828,331
Springs Inds Cl A                            53,895               1,906,805
Stride Rite                                 125,421                 939,403
Timberland Cl A                             119,445(b,e)          7,644,480
Wolverine World Wide                        124,957               1,913,092
Total                                                            29,322,289

Transportation (2.2%)
Arkansas Best                                60,108(b)            1,235,971
Arnold Inds                                  74,170               1,520,485
Forward Air                                  63,893(b)            2,555,720
Fritz Companies                             110,796(b)            1,350,326
Heartland Express                            76,260(b)            1,925,565
Landstar System                              25,293(b)            1,694,631
M.S. Carriers                                33,578(b)            1,189,920
Offshore Logistics                           63,618(b)            1,224,647
Roadway Express                              58,089               1,372,353
Rollins Truck Leasing                       174,446               2,246,864
USFreightways                                77,840               2,880,080
Wabash Natl                                  69,161                 788,435
Werner Enterprises                          141,331               2,694,122
Yellow Corp                                  71,406(b)            1,686,967
Total                                                            24,366,086

Utilities -- electric (1.3%)
Avista                                      141,827               2,446,516
Bangor Hydro Electric                        22,154                 572,681
Central Vermont Public Service               34,614                 470,750
CH Energy Group                              49,937               2,123,821
Green Mountain Power                         16,718                 292,398
NorthWestern                                 69,495               1,553,213
RGS Energy Group                            103,765               3,281,049
UIL Holdings                                 43,038               2,096,381
Unisource Energy                             97,534               1,731,229
Total                                                            14,568,038

Utilities -- gas (1.9%)
Cascade Natural Gas                          33,256                 588,631
Energen                                      90,786               2,655,491
Kirby                                        72,308(b)            1,415,791
Laclede Gas                                  56,743               1,205,789
New Jersey Resources                         53,151               1,980,406
Northwest Natural Gas                        75,673               1,816,909
Piedmont Natural Gas                         95,603               3,203,656
Southern Union                              153,279               3,203,530
Southwest Gas                                95,093               2,049,254
Southwestern Energy                          75,303                 679,233
UGI                                          81,479               1,895,202
Total                                                            20,693,892

Utilities -- telephone (0.1%)
Brightpoint                                 167,443(b)              805,819

Total common stocks
(Cost: $1,077,370,638)                                       $1,099,768,944

Short-term securities (3.0%)
Issuer                  Annualized         Amount                Value(a)
                       yield on date     payable at
                        of purchase       maturity
U.S. government agencies
Federal Home Loan Bank Disc Nts
         03-02-01          6.31%           $400,000                $397,780
         03-16-01          5.60           3,600,000               3,575,536
Federal Home Loan Mtge Corp Disc Nts
         02-27-01          6.19           4,900,000               4,877,362
         03-27-01          5.29           4,500,000               4,463,906
Federal Natl Mtge Assn Disc Nts
         02-13-01          6.30           3,100,000               3,092,958
         02-22-01          5.58           1,500,000               1,494,903
         02-22-01          6.14           6,600,000               6,574,911
         03-15-01          5.54           4,400,000               4,370,620
         03-22-01          5.49           4,000,000               3,969,722

Total short-term securities
(Cost: $32,824,001)                                             $32,817,698

Total investments in securities
(Cost: $1,110,194,639)(f)                                    $1,132,586,642

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 0.39% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                             Contracts
     Purchase contracts
     Russell 2000 Index, March 2001                                      46

(f) At Jan. 31, 2001, the cost of securities for federal income tax purposes was $1,123,237,554 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 193,587,119
     Unrealized depreciation                                   (184,238,031)
                                                               ------------
     Net unrealized appreciation                                $ 9,349,088
                                                              -----------

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, is filed electronically herewith.

(b) By-laws as amended Jan. 11, 2001, filed as exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is filed electronically herewith.

(c)     Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP Blue Chip Advantage Fund, and American Express Financial Corporation, dated July 1, 1999, is incorporated by reference to Exhibit
        (d)(1) to Registrant's Post-Effective Amendment No. 24 filed on or about March 31, 2000.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of AXP Small Company Index Fund, and American Express Financial Corporation, dated July 1, 1999, is incorporated by reference to Exhibit
        (d)(2) to Registrant's Post-Effective Amendment No. 24 filed on or about March 31, 2000.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(d)(4) Investment Sub-advisory Agreement for AXP International Equity Index Fund, between American Express Financial Corporation and State Street Global Advisors, dated October 18, 1999, is incorporated by reference to Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc., Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Blue Chip Advantage Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8 to Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Trust Company, dated August 19, 1996, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(3) Custodian Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Trust Company, dated September 9, 1999, is incorporated by reference to Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(g)(4) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit
        (g)(3) to IDS Precious Metals Fund, Inc., Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(g)(5) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS
        International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated herein by reference. Registrant's Custodian Agreement Amendment for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(1) Administrative Services Agreement between Registrant, on behalf of IDS Blue Chip Advantage Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(3) Administrative Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(h)(4) License Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 1, 1996, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770, is incorporated by reference.

(h)(5) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement, dated Feb. 1, 1999, between Registrant, on behalf of AXP Blue Chip Advantage Fund and AXP Small Company Index Fund, and American Express Client Service Corporation is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 21 filed on or about March 19, 1999.

(h)(8) Transfer Agency Agreement, between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Client Service Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(h)(9) Transfer Agency Agreement, dated March 9, 2000, between Registrant, on behalf of AXP Blue Chip Advantage Fund and American Express Client Service Corporation, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-30770 on or about June 26, 2000 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)     Independent Auditor's Consent is filed electronically herewith.

(k)     Omitted Financial Statements: None.

(l) Agreement made in consideration for providing initial capital between Registrant and IDS Financial Corporation filed as Exhibit 13 on March 1, 1990 to Pre-Effective Amendment No. 4 to Registration Statement No. 33-30770 is incorporated by reference.

(m)(1) Plan and Agreement of Distribution, dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc., Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution for AXP Blue Chip Advantage Fund and AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that the Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(m)(3) Plan and Agreement of Distribution for Class C shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n)(1) Rule 18f-3 Plan for AXP Small Company Index Fund, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc., Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(n)(2) Rule 18f-3 Plan for AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, dated September 1999, is incorporated by reference to Exhibit (o)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(n)(3) Rule 18f-3, dated March 2000, for AXP Blue Chip Advantage Fund is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(o)     Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 by Registrant is incorporated by reference to Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 24 filed on or about March 31, 2000.

(p)(2) Code of Ethics adopted under Rule 17j-1 by Registrant's investment advisor and principal underwriter is incorporated by reference to as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 24 filed on or about March 31, 2000.

(p)(3)  Code of Ethics  adopted  under  Rule 17j-1 by AXP  International  Equity
        Index  Fund's   subadvisor   State   Street   Global   Advisors, dated
        July 2000 is filed electronically herewith.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 11, 2001, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 11, 2001, is filed electronically herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Director

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Futures Corporation                                   Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN 55440        Distribution Services
Distribution Services

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller

Peter A. Gallus                 American Express Financial   IDS Tower 10                 Vice President-Investment
Vice President-Investment       Advisors Inc.                Minneapolis, MN 55440        Administration
Administration

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.

Teresa A. Hanratty              American Express Financial   IDS Tower 10                 Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President-Field Management
President-Field Management

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Brian M. Heath                  American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Sales Manager
President and General Sales
Manager

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440

                                American Express Asset                                    Vice President
                                Management International
                                Inc.

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and              Advisors Inc.                Minneapolis, MN 55440        Controller-Advice and
Controller-Advice and Retail                                                              Retail Distribution Group
Distribution Group

                                IDS Life Insurance Company                                Vice President

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President - Insurance Products

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director, Chief Executive
                                                                                          Officer and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President-Direct and
President-Direct and                                                                      Interactive Group
Interactive Group

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President -
Vice President - Distribution   Advisors Inc.                Minneapolis, MN 55440        Distribution Channel
Channel Marketing                                                                         Marketing

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        Investment Products
President - Investment
Products

                                American Express Trust                                    Vice President
                                Company

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Executive Vice President

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services, Inc.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President-Consumer
Vice President-Consumer         Advisors Inc.                Minneapolis, MN 55440        Marketing
Marketing

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice
Vice President-Compensation     Advisors Inc.                Minneapolis, MN 55440        President-Compensation
Services and ARD Product                                                                  Services and ARD Product
Distribution                                                                              Distribution

                                Public Employee Payment                                   Director and President
                                Company

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President - Branded
Vice President - Branded        Advisors Inc.                Minneapolis, MN 55440        Platform Project
Platform Project

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Rebecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter

Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Retail - Retail      None
IDS Tower 10                           Distribution Services
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                        Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Senior Vice President-Field         None
Suites 6&7                             Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Senior Vice President and General   None
Suite 150                              Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President and                  None
IDS Tower 10                           Controller-Advice and Retail
Minneapolis, MN  55440                 Distribution Group

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

Raymond G. Kelly                       Group Vice President-North Texas    None
Suite 250
801 East Campbell Road
Richardson, TX  75081

Richard W. Kling                       Senior Vice President-Insurance     None
IDS Tower 10                           Products
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Direct and Interactive
Minneapolis, MN  55440                 Group

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440






Fred A. Mandell                        Vice President-Distribution         None
IDS Tower 10                           Channel Marketing
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Senior Vice President-Investment    None
IDS Tower 10                           Products and Vice
Minneapolis, MN  55440                 President-Variable Assets

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Consumer Marketing   None
IDS Tower 10
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation         None
IDS Tower 10                           Services and ARD Product
Minneapolis, MN  55440                 Distribution

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President Branded Platform     None
IDS Tower 10                           Project
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                      Group Vice President-Central        None
Suite 200, Bldg. B                     California/Western Nevada
2200 Douglas Blvd.
Roseville, CA  95661

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                       Group Vice President-Gulf States    None
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 27 (c).        Not Applicable

Item 28.            Location of Accounts and Records

                    American Express Financial Corporation
                    IDS Tower 10
                    Minneapolis, MN  55440

Item 29.            Management Services

                    Not Applicable.

Item 30.            Undertakings

                    Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Market Advantage Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of March, 2001.


AXP MARKET ADVANTAGE SERIES, INC.



by /s/ Arne H. Carlson**
       Arne H. Carlson, Chief Executive Officer



by
   /s/ John M. Knight
       John M. Knight
       Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March, 2001.

Signatures                                           Capacity

/s/  Peter J. Anderson*                              Director
------------------------------------
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

Signatures                                           Capacity

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 26, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 26, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 26 TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        Prospectuses for:
             AXP Blue Chip  Advantage Fund
             AXP S&P 500  Index  Fund
             AXP Mid Cap Index  Fund
             AXP Total  Stock Market  Index  Fund
             AXP International  Equity  Index Fund
             AXP Nasdaq 100 Index Fund
             AXP Small Company Index Fund

Part B.

        Statements of Additional  Information and Financial Statements for:
             AXP Blue Chip  Advantage Fund
             AXP S&P 500  Index  Fund
             AXP Mid Cap Index  Fund
             AXP Total  Stock Market  Index  Fund
             AXP International  Equity  Index Fund
             AXP Nasdaq 100 Index Fund
             AXP Small Company Index Fund

Part C.

        Other information.

        Exhibits.

The signatures.